             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                            WORCESTER, MASSACHUSETTS
INDIVIDUAL JOINT SURVIVORSHIP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
                              VARIABLE INHEIRITAGE

This Prospectus provides important information about Allmerica Variable Inheiritage, an individual joint survivorship flexible premium variable life insurance policy issued by Allmerica Financial Life Insurance and Annuity Company. The policies are funded through the Inheiritage Account, a separate investment account of this Company that is referred to as the Separate Account, and a fixed-interest account also referred to as the General Account. Life insurance coverage is provided for two Insureds, with Death Proceeds payable at death of the last surviving Insured. Applicants must be Age 80 or under with respect to the younger Insured, and Age 85 or under with respect to the older Insured. PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE.

The Separate Account is subdivided into Sub-Accounts. Each Sub-Account invests exclusively in shares of one of the following Funds of Allmerica Investment Trust, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, T. Rowe Price International Series, Inc., and Delaware Group Premium Fund:

ALLMERICA INVESTMENT TRUST           FIDELITY VARIABLE INSURANCE PRODUCTS
Select Aggressive Growth Fund        FUND
Select Capital Appreciation Fund     Fidelity VIP Overseas Portfolio
Select Value Opportunity Fund        Fidelity VIP Equity-Income Portfolio
Select Emerging Markets Fund         Fidelity VIP Growth Portfolio
Select International Equity Fund     Fidelity VIP High Income Portfolio
Select Growth Fund                   FIDELITY VARIABLE INSURANCE PRODUCTS
Select Strategic Growth Fund         FUND II
Core Equity Fund                     Fidelity VIP II Asset Manager Portfolio
Equity Index Fund                    T. ROWE PRICE INTERNATIONAL SERIES, INC.
Select Growth and Income Fund        T. Rowe Price International Stock
Select Investment Grade Income Fund  Portfolio
Government Bond Fund                 DELAWARE GROUP PREMIUM FUND
Money Market Fund                    DGPF International Equity Series

THE PURPOSE OF THE POLICIES IS TO PROVIDE INSURANCE PROTECTION FOR THE BENEFICIARY. NO CLAIM IS MADE THAT THE POLICY IS IN ANY WAY SIMILAR OR COMPARABLE TO A SYSTEMATIC INVESTMENT PLAN OF A MUTUAL FUND. THE POLICY, TOGETHER WITH ITS ATTACHED APPLICATION, CONSTITUTES THE ENTIRE AGREEMENT BETWEEN YOU AND THE COMPANY.

THE POLICIES ARE NOT SUITABLE FOR SHORT-TERM INVESTMENT. VARIABLE LIFE POLICIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL. IT MAY NOT BE ADVANTAGEOUS TO REPLACE EXISTING INSURANCE WITH THE POLICY. THIS LIFE POLICY IS NOT: A BANK DEPOSIT OR OBLIGATION; OR FEDERALLY INSURED; OR ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This Prospectus can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).

CORRESPONDENCE MAY BE MAILED TO:               DATED MAY 1, 2000
ALLMERICA LIFE                                 440 LINCOLN STREET
P.O. BOX 8014                                  WORCESTER, MASSACHUSETTS 01653
BOSTON, MA 02266-8014                          (508) 855-1000

                               TABLE OF CONTENTS

SPECIAL TERMS...............................................       4
SUMMARY OF FEES AND CHARGES.................................       7
SUMMARY OF POLICY FEATURES..................................      11
DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT AND THE
 UNDERLYING FUNDS...........................................      19
INVESTMENT OBJECTIVES AND POLICIES..........................      22
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS...........      24
THE POLICY..................................................      25
  Applying for the Policy...................................      25
  Free-Look Period..........................................      25
  Conversion Privileges.....................................      26
  Premium Payments..........................................      26
  Incentive Funding Discount................................      27
  Guaranteed Death Benefit Rider............................      28
  Paid-up Insurance Option..................................      29
  Allocation of Net Premiums................................      29
  Transfer Privilege........................................      30
  Death Proceeds............................................      31
  Sum Insured Options.......................................      32
  Change in Sum Insured Option..............................      35
  Change in Face Amount.....................................      35
  Policy Value and Surrender Value..........................      36
  Death Proceeds Payment Options............................      38
  Optional Insurance Benefits...............................      38
  Policy Surrender..........................................      38
  Partial Withdrawals.......................................      39
CHARGES AND DEDUCTIONS......................................      40
  Tax Expense Charge........................................      40
  Premium Expense Charge....................................      40
  Monthly Deduction from Policy Value.......................      40
  Charges Against Assets of the Separate Account............      42
  Surrender Charge..........................................      43
  Charges on Partial Withdrawals............................      44
  Transfer Charges..........................................      45
  Charge for Increase in Face Amount........................      45
  Other Administrative Charges..............................      46
POLICY LOANS................................................      46
  Repayment of Loans........................................      47
  Effect of Policy Loans....................................      47
POLICY TERMINATION AND REINSTATEMENT........................      47
  Termination...............................................      47
  Reinstatement.............................................      48
OTHER POLICY PROVISIONS.....................................      49
VOTING RIGHTS...............................................      50
DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY.............      51
DISTRIBUTION................................................      52
REPORTS.....................................................      52
LEGAL PROCEEDINGS...........................................      53
FURTHER INFORMATION.........................................      53
INDEPENDENT ACCOUNTANTS.....................................      53
FEDERAL TAX CONSIDERATIONS..................................      53
  The Company and the Separate Account......................      53

  Taxation of the Policies..................................      54
  Modified Endowment Contracts..............................      55
  Estate and Generation-Skipping Taxes......................      55
MORE INFORMATION ABOUT THE GENERAL ACCOUNT..................      56
FINANCIAL STATEMENTS........................................      57
APPENDIX A -- OPTIONAL BENEFITS.............................     A-1
APPENDIX B -- PAYMENT OPTIONS...............................     B-1
APPENDIX C -- ILLUSTRATIONS.................................     C-1
APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES......     D-1
APPENDIX E -- PERFORMANCE INFORMATION.......................     E-1
FINANCIAL STATEMENTS........................................   FIN-1

                                 SPECIAL TERMS

ACCUMULATION UNIT: A measure of your interest in a Sub-Account.

AGE: An Insured's age as of the nearest birthday measured from the Policy anniversary.

BENEFICIARY: The person(s) designated by the owner of the Policy to receive the insurance proceeds upon the death of the last surviving Insured.

COMPANY: Allmerica Financial Life Insurance and Annuity Company. We," "our," "us," and "the Company" refer to Allmerica Financial Life Insurance and Annuity Company in this Prospectus.

DATE OF ISSUE: The date set forth in the Policy used to determine the Monthly Payment Date, Policy months, Policy years, and Policy anniversaries.

DEATH PROCEEDS: Prior to the Final Premium Payment Date, the Death Proceeds equal the amount calculated under the applicable Sum Insured Option (Option 1 or Option 2), less Debt outstanding at death of the last surviving Insured, partial withdrawals, if any, partial withdrawal charges, and any due and unpaid Monthly Deductions. After the Final Premium Payment Date, the Death Proceeds equal the Surrender Value of the Policy, unless the Guaranteed Death Benefit rider is in effect. If the Rider is in effect, the Death Proceeds will be the greater of
(a) the Face Amount as of the final Premium Payment Date, or (b) the Policy Value as of the date due proof of death for Option 2 and date of death for Option 1 is received by the Company. This Rider may not be available in all states.

DEBT: All unpaid Policy loans plus interest due or accrued on such loans.

DELIVERY RECEIPT: An acknowledgment, signed by the Policyowner and returned to the Company's Principal Office, that the Policyowner has received the Policy and the Notice of Withdrawal Rights.

EVIDENCE OF INSURABILITY: Information, including medical information satisfactory to the Company, that is used to determine the Insureds' Premium Class.

FACE AMOUNT: The amount of insurance coverage applied for. The Face Amount of each Policy is set forth in the specification pages of the Policy.

FINAL PREMIUM PAYMENT DATE: The Policy anniversary nearest the younger Insured's 95th birthday. The Final Premium Payment Date is the latest date on which a premium payment may be made. After this date, the Death Proceeds equal the Surrender Value of the Policy, unless the optional Guaranteed Death Benefit Rider is in effect. This Rider may not be available in all states. The Net Death Benefit may be different before and after the Final Payment Date. See DEATH PROCEEDS.

GENERAL ACCOUNT: All the assets of the Company other than those held in a separate account.

GUIDELINE ANNUAL PREMIUM: The annual amount of premium that would be payable through the Final Premium Payment Date of the Policy for the specified Sum Insured, if premiums were fixed by the Company as to both timing and amount, and monthly cost of insurance charges were based on the 1980 Commissioners Standard Ordinary Mortality Tables (Mortality Table D, Smoker or Non-Smoker, for unisex Policies), net investment earnings at an annual effective rate of 5%, and fees and charges as set forth in the Policy and any Policy riders. The Sum Insured Option 1 Guideline Annual Premium is used when calculating the maximum surrender charge.

GUIDELINE MINIMUM SUM INSURED: The minimum Sum Insured required to qualify the Policy as "life insurance" under federal tax laws. The Guideline Minimum Sum Insured varies by Age. It is calculated by multiplying the Policy Value by a percentage determined by the younger Insured's Age.

The percentage factor is a percentage that, when multiplied by the Policy Value, determines the minimum death benefit required under federal tax laws. For both the Option 1 and the Option 2, the percentage factor is based on the younger Insured's attained age on Death of Last Surviving Insured, as set forth in GUIDELINE MINIMUM SUM INSURED TABLE 1 and TABLE 2 in SUM INSURED OPTIONS -- "GUIDELINE MINIMUM SUM INSURED".

INSURANCE AMOUNT AT RISK: The Sum Insured less the Policy Value.

INSUREDS: The two persons covered under the Policy.

LOAN VALUE: The maximum amount that may be borrowed under the Policy.

MINIMUM MONTHLY FACTOR: The Minimum Monthly Factor is a monthly premium amount calculated by the Company and specified in the Policy. If, in the first 48 Policy months following Date of Issue or the effective date of an increase in the Face Amount or of a Policy Change which causes a change in the Minimum Monthly Factor:

    - You make premium payments (less debt, partial withdrawals and partial withdrawal charges) at least equal to the sum of the Minimum Monthly Factors for the number of months the Policy, increase in Face Amount or Policy Change has been in force, and

    - Debt does not exceed Policy Value less surrender charges, then

    - the Policy is guaranteed not to lapse during that period.

EXCEPT FOR THE 48 POLICY MONTH PERIODS, MAKING MONTHLY PAYMENTS AT LEAST EQUAL TO THE MINIMUM MONTHLY FACTOR DOES NOT GUARANTEE THAT THE POLICY WILL REMAIN IN FORCE.

MONTHLY DEDUCTION: Charges deducted monthly from the Policy Value of the Policy prior to the Final Premium Payment Date. The charges include the monthly cost of insurance, the monthly cost of any benefits provided by riders, and the monthly administrative charge.

MONTHLY PAYMENT DATE: The date on which the Monthly Deduction is deducted from Policy Value.

NET PREMIUM: An amount equal to the premium less a tax expense charge and premium expense charge.

PAID-UP INSURANCE: Joint survivorship insurance coverage for the lifetime of the Insureds, with no further premiums due.

POLICY CHANGE: Any change in the Face Amount, the addition or deletion of a rider, or a change in the Sum Insured Option.

POLICY VALUE: The total amount available for investment under the Policy at any time. It is equal to the sum of (a) the value of the Accumulation Units credited to the Policy in the Sub-Accounts and (b) the accumulation in the General Account credited to that Policy.

POLICYOWNER: the person, persons or entity entitled to exercise the rights and privileges under the Policy.

PREMIUM CLASS: The risk classification that the Company assigns the Insureds based on the information in the application and any other Evidence of Insurability considered by the Company. The Insureds' Premium Class will affect the cost of insurance charge and the amount of premium required to keep the Policy in force.

PRINCIPAL OFFICE: The Company's office, located at 440 Lincoln Street, Worcester, Massachusetts 01653.

PRO-RATA ALLOCATION: In certain circumstances, you may specify from which Sub-Account certain deductions will be made or to which Sub-Account Policy Value will be allocated. If you do not, the Company will allocate the deduction or Policy Value among the General Account and the Sub-Accounts in the same proportion that the Policy Value in the General Account and the Policy Value in each Sub-Account bear to the total Policy Value on the date of deduction or allocation.

SEPARATE ACCOUNT: A Separate Account consists of assets segregated from the Company's other assets. The investment performance of the assets of each Separate Account is determined separately from the other assets of the Company. The assets of a Separate Account which are equal to the reserves and other contract liabilities are not chargeable with liabilities arising out of any other business which the Company may conduct.

SUB-ACCOUNT: A division of the Separate Account. Each Sub-Account invests exclusively in the shares of a corresponding Fund of the Allmerica Investment Trust ("Trust"), a corresponding Portfolio of the Fidelity Variable Insurance Products Fund ("Fidelity VIP") or of Fidelity Variable Insurance Products Fund II (Fidelity VIP II"), or the T. Rowe Price International Stock Portfolio of T. Rowe Price International Series, Inc. ("T. Rowe Price"), or Series of Delaware Group Premium Fund ("DGPF").

SUM INSURED: The amount payable upon the death of the last surviving Insured, before the Final Premium Payment Date, prior to deductions for Debt outstanding at the death of the last surviving Insured, partial withdrawals and partial withdrawal charges, if any, and any due and unpaid Monthly Deductions. The amount of the Sum Insured will depend on the Sum Insured Option chosen, but will always be at least equal to the Face Amount.

SURRENDER VALUE: The amount payable upon a full surrender of the Policy. It is the Policy Value less any Debt and applicable surrender charges.

UNDERLYING FUNDS (FUNDS): The Funds of the Allmerica Investment Trust, the Portfolios of the Fidelity Variable Insurance Products Fund and Fidelity Variable Insurance Products Fund II, the Portfolio of T. Rowe Price International Series, and the Series of Delaware Group Premium Fund, which are available under the Policy.

VALUATION DATE: A day on which the net asset value of the shares of any of the Underlying Funds is determined and Accumulation Unit values of the Sub-Accounts are determined. Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, partial withdrawal, or surrender of the Policy is received) when there is a sufficient degree of trading in an Underlying Fund's securities such that the current net asset value of the Sub-Accounts may be materially affected.

WRITTEN REQUEST: A request by the Policyowner in writing, satisfactory to the Company.

YOU OR YOUR: The Policyowner, as shown in the application or the latest change filed with the Company.

                          SUMMARY OF FEES AND CHARGES

POLICY FEES AND CHARGES

THERE ARE COSTS RELATED TO THE INSURANCE AND INVESTMENT FEATURES OF THE POLICY. FEES AND CHARGES TO COVER THESE COSTS ARE DEDUCTED IN SEVERAL WAYS.

TAX EXPENSE CHARGE

A charge will be deducted from each premium payment for state and local premium taxes paid by the Company for the Policy and to compensate the Company for federal taxes imposed for deferred acquisition cost ("DAC") taxes. The total charge is the actual state and local premium taxes paid by the Company, varying according to jurisdiction, and a DAC tax deduction of 1% of premiums. See CHARGES AND DEDUCTIONS -- "Tax Expense Charge."

PREMIUM EXPENSE CHARGE

A charge of 1% of premiums will be deducted from each premium payment to partially compensate the Company for sales expenses related to the Policies. See CHARGES AND DEDUCTIONS -- "Premium Expense Charge."

MONTHLY DEDUCTIONS FROM POLICY VALUE

On the Date of Issue and each Monthly Payment Date, certain charges ("Monthly Deductions") will be deducted from the Policy Value. The Monthly Deduction consists of a charge for cost of insurance, a charge for administrative expenses, and a charge for the cost of any additional benefits provided by rider. You may instruct the Company to deduct the Monthly Deduction from one specific Sub-Account. If you do not, the Company will make a Pro-Rata Allocation of the charge. No Monthly Deductions are made on or after the Final Premium Payment Date. See CHARGES AND DEDUCTIONS -- "Monthly Deduction from Policy Value."

The MONTHLY COST OF INSURANCE CHARGE is determined by multiplying the Insurance Amount at Risk for each Policy month by the applicable cost of insurance rate or rates. The Insurance Amount at Risk will be affected by any decreases or increases in the Face Amount.

A MONTHLY ADMINISTRATIVE CHARGE of $6 per month is made for administrative expenses. The charge is designed to reimburse the Company for the costs associated with issuing and administering the Policies, such as processing premium payments, Policy loans and loan repayments, changes in Sum Insured Option, and death claims. These charges also help cover the cost of providing annual statements and responding to Policyowner inquiries.

As noted above, certain ADDITIONAL INSURANCE RIDER BENEFITS are available under the Policy for an additional monthly charge. See APPENDIX A -- OPTIONAL BENEFITS.

DEDUCTIONS FROM THE SEPARATE ACCOUNT

A daily charge currently equivalent to an effective annual rate of 1.15% of the average daily net asset value of each Sub-Account of the Separate Account is imposed to compensate the Company for its assumption of certain mortality and expense risks and for administrative costs associated with the Separate Amount. The rate is 0.90% for the mortality and expense risk and 0.25% for the Separate Account administrative charge. The administrative charge is eliminated after the 15 Policy year. See CHARGES AND DEDUCTIONS -- "Charges Against Assets of the Separate Account."

CHARGES OF THE UNDERLYING FUNDS

In addition to the charges described above, certain fees and expenses are deducted from the assets of the Underlying Funds. The levels of fees and expenses vary among the Underlying Funds. The following table shows the expenses of the Underlying Funds for 1999.

                                                                                              TOTAL FUND
                                              MANAGEMENT FEE         OTHER EXPENSES            EXPENSES
                                           (AFTER ANY VOLUNTARY   (AFTER ANY APPLICABLE   (AFTER ANY WAIVERS/
UNDERLYING FUND                                  WAIVERS)            REIMBURSEMENTS)        REIMBURSEMENTS)
---------------                            --------------------   ---------------------   -------------------
Select Aggressive Growth Fund............         0.81%*                  0.06%           0.87%(1)(2)*
Select Capital Appreciation Fund.........         0.90%*                  0.07%           0.97%(1)*
Select Value Opportunity Fund............         0.90%                   0.07%           0.97%(1)(2)
Select Emerging Markets Fund.............         1.35%                   0.57%           1.92%(1)(2)
Select International Equity Fund.........         0.89%                   0.13%           1.02%(1)(2)
DGPF International Equity Series.........         0.83%(4)                0.12%           0.95%(4)
Fidelity VIP Overseas Portfolio..........         0.73%                   0.18%           0.91%(3)
T. Rowe Price International Stock
 Portfolio...............................         1.05%                   0.00%           1.05%
Select Growth Fund.......................         0.78%                   0.05%           0.83%(1)(2)
Select Strategic Growth Fund.............         0.85%                   0.35%           1.20%(1)(2)
Core Equity Fund.........................         0.43%                   0.05%           0.48%(1)(2)
Fidelity VIP Growth Portfolio............         0.58%                   0.08%           0.66%(3)
Equity Index Fund........................         0.28%                   0.07%           0.35%(1)
Select Growth and Income Fund............         0.67%                   0.07%           0.74%(1)(2)
Fidelity VIP Equity-Income Portfolio.....         0.48%                   0.09%           0.57%(3)
Fidelity VIP II Asset Manager
 Portfolio...............................         0.53%                   0.10%           0.63%(3)
Fidelity VIP High Income Portfolio.......         0.58%                   0.11%           0.69%
Select Investment Grade Income Fund......         0.43%                   0.07%           0.50%(1)
Government Bond Fund.....................         0.50%                   0.12%           0.62%(1)
Money Market Fund........................         0.24%                   0.05%           0.29%(1)

(*) Effective September 1, 1999, the management fee rates for the Select Aggressive Growth Fund and Select Capital Appreciation Fund were revised. The Management Fee and Total Fund Expense ratios shown in the table above have been adjusted to assume that the revised rates took effect January 1, 1999.

(1) Until further notice, Allmerica Financial Investment Management
Services, Inc. ("AFIMS") has declared a voluntary expense limitation of 1.50% of average net assets for Select International Equity Fund, 1.35% for Select Aggressive Growth Fund and Select Capital Appreciation Fund, 1.25% for Select Value Opportunity Fund, 1.20% for Select Growth Fund and Core Equity Fund, 1.10% for Select Growth and Income Fund, 1.00% for Select Investment Grade Income Fund, and Government Bond Fund, and 0.60% for Money Market Fund and Equity Index Fund. The total operating expenses of these Funds of the Trust were less than their respective expense limitations throughout 1999.

Until further notice, AFIMS has declared a voluntary expense limitation of 1.20% of average daily net assets for the Select Strategic Growth Fund. In addition, AFIMS has agreed to voluntarily waive its management fee to the extent that expenses of the Select Emerging Markets Fund exceed 2.00% of the Fund's average daily net assets, except that such waiver shall not exceed the net amount of management fees earned by AFIMS from the Fund after subtracting fees paid by AFIMS to a sub-advisor.

Until further notice, the Select Value Opportunity Fund's management fee rate has been voluntarily limited to an annual rate of 0.90% of average daily net assets, and total expenses are limited to 1.25% of average daily net assets.

The declaration of a voluntary management fee or expense limitation in any year does not bind AFIMS to declare future expense limitations with respect to these Funds. These limitations may be terminated at any time.

(2) These Funds have entered into agreements with brokers whereby the brokers rebate a portion of commissions. These amounts have been treated as reductions of expenses. Including these reductions, total annual fund operating expenses were 1.01% for Select International Equity Fund, 1.88% for Select Emerging Markets, 0.84% for Select Aggressive Growth Fund, 0.88% for Select Value Opportunity Fund, 0.81% for Select Growth Fund, 1.17% for Select Strategic Growth Fund, 0.45% for Core Equity Fund, and 0.73% for Select Growth and Income Fund.

(3) A portion of the brokerage commissions that certain funds paid was used to reduce fund expenses. In addition, through arrangements with certain funds', or Fidelity Management & Research Company on behalf of certain funds', custodian credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. Including these reductions, total operating expenses presented in the table would have been 0.87% for the Fidelity VIP Overseas Portfolio; 0.56% for the Fidelity VIP Equity-Income Portfolio; 0.62% for the Fidelity VIP II Asset Manager Portfolio and 0.65% for the Fidelity VIP Growth Portfolio.

(4) The investment adviser for the DGPF International Equity Series is Delaware International Advisers Ltd. ("Delaware International"). Effective May 1, 2000 through October 31, 2000, Delaware International has agreed voluntarily to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.95%. This limitation replaces a prior limitation of 0.95% that expired on April 30, 2000. The fee ratios shown above have been restated, if necessary, to reflect the new voluntary limitation which took effect on May 1, 2000. The declaration of a voluntary expense limitation does not bind Delaware International to declare future expense limitations with respect to this Series. For the fiscal year ended December 31, 1999, before waiver and/or reimbursement by Delaware International, total fund expenses as a percentage of average daily net assets were 0.97%.

The Underlying Fund information above was provided by the Underlying Funds and was not independently verified by the Company.

OTHER CHARGES (NON-PERIODIC)

TRANSACTION CHARGE ON PARTIAL WITHDRAWALS

A transaction charge is assessed at the time of each partial withdrawal to reimburse the Company for the cost of processing the withdrawal. The transaction charge is the smaller of 2% of the amount withdrawn or $25. In addition to the transaction charge, a partial withdrawal charge also may be made under certain circumstances. See CHARGES AND DEDUCTIONS -- "Charges on Partial Withdrawals." The transaction fee applies to all partial withdrawals including a Withdrawal without a surrender charge (described below).

CHARGE FOR INCREASE IN THE FACE AMOUNT

For each increase in the Face Amount, a charge of $40 will be deducted from the Policy Value. This charge is designed to reimburse the Company for underwriting and administrative costs associated with the increase. See THE POLICY -- "Change in the Face Amount" and CHARGES AND DEDUCTIONS -- "Charge for Increase in Face Amount."

TRANSFER CHARGE

The first 12 transfers of Policy Value in the Policy year will be free of charge. Thereafter, with certain exceptions, a transfer charge of $10 will be imposed for each transfer request to reimburse the Company for the costs of processing the transfer. See THE POLICY -- "Transfer Privilege" and CHARGES AND DEDUCTIONS -- "Transfer Charges."

SURRENDER CHARGES

At any time that the Policy is in effect, the Policyowner may elect to surrender the Policy and receive its Surrender Value. A surrender charge is calculated upon issuance of the Policy and upon each increase in Face

Amount. The duration of the surrender charge is 15 years. The surrender charge is imposed only if, during its duration, you request a full surrender or a decrease in the Face Amount.

SURRENDER CHARGE ON THE INITIAL FACE AMOUNT

The maximum surrender charge calculated upon issuance of the Policy is equal to the sum of (a) plus (b) where (a) is a deferred administrative charge equal to $8.50 per thousand dollars of the initial Face Amount, and (b) is a deferred sales charge of 48% of premiums received up to a maximum number of Guideline Annual Premiums subject to the deferred sales charge that varies by average issue Age from 1.95 (for average issue Ages 5 through 75) to 1.31 (for average issue Age 82). In accordance with limitations under state insurance regulations, the amount of the maximum surrender charge will not exceed a specified amount per $1,000 of initial Face Amount, as indicated in APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES.


The maximum surrender charge initially remains level for 40 months, declines by one-half of one percent of the initial amount for 80 months, and then declines by one percent each month thereafter, reaching zero at the end of the 180 Policy Months (15 Policy years), as described in APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES. If you surrender the Policy during the first two Policy years following the Date of Issue, before making premium payments associated with the initial Face Amount which are at least equal to one Guideline Annual Premium, the deferred administrative charge will be $8.50 per thousand dollars of initial Face Amount, but the deferred sales charge will not exceed 25% of premiums received. See THE POLICY -- "Surrender," and CHARGES AND DEDUCTIONS -- "Surrender Charge."


SURRENDER CHARGES FOR INCREASES IN FACE AMOUNT

A separate surrender charge will apply to and is calculated for each increase in the Face Amount. The maximum surrender charge for the increase is equal to the sum of (a) plus (b), where (a) is equal to $8.50 per thousand dollars of increase, and (b) is a deferred sales charge of 48% of premiums associated with the increase, up to a maximum number of Guideline Annual Premiums (for the increase) subject to the deferred sales charge. Such deferred sales charge varies by average Age (at the time of increase) from 1.95 (for average Ages 5 through 75) to 1.31 (for average Age 82). In accordance with limitations under state insurance regulations, the amount of the surrender charge will not exceed a specified amount per $1,000 of increase, as indicated in APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES.


As is true for the initial Face Amount, (a) is a deferred administrative charge and (b) is a deferred sales charge. The maximum surrender charge initially remains level for 40 months, declines by one-half of one percent of the initial amount for 80 months, and then declines by one percent each month thereafter, reaching zero at the end of the 180 Policy Months (15 Policy years), as described in APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES. If you surrender the Policy during the first two Policy years following an increase in the Face Amount before making premium payments associated with the increase in the Face Amount which are at least equal to one Guideline Annual Premium, the deferred administrative charge will be $8.50 per thousand dollars of Face Amount increase, but the deferred sales charge will not exceed 25% of premiums associated with the increase.


SURRENDER CHARGES ON DECREASES IN FACE AMOUNT

In the event of a decrease in the Face Amount, the surrender charge imposed is proportional to the charge that would apply to a full Policy surrender. See THE POLICY -- "Policy Surrender," CHARGES AND DEDUCTIONS -- "Surrender Charge" and APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES.

                           SUMMARY OF POLICY FEATURES

This Summary is intended to provide only a very brief overview of the more significant aspects of the Policy. If you are considering the purchase of this product, you should read the remainder of this Prospectus carefully before making a decision. It offers a more complete presentation of the topics presented here, and will help you better understand the product. However, the Policy, together with its attached application, constitutes the entire agreement between you and the Company.

Policyowners may, within limits, choose the amount of initial payment and vary the frequency and amount of future payments. The Policy allows partial withdrawals and full surrender of the Policy's Surrender Value, within limits. The Policies are not suitable for short-term investment because of the substantial nature of the surrender charge. If the Policyowner thinks about surrendering the Policy, the lower deferred sales charges that apply during the first two years from the date of issue or an increase in Face Amount should be considered.

There is no guaranteed minimum Policy Value. The value of the Policy will vary up or down to reflect the investment experience of allocations to the Sub-Accounts and the fixed rates of interest earned by allocations to the General Account. The Policy Value will also be adjusted for other factors, including the amount of charges imposed. The Policy will remain in effect so long as the Policy Value less any surrender charges and less any outstanding Debt is sufficient to pay certain monthly charges imposed in connection with the Policy. The Policy Value may decrease to the point where the Policy will lapse and provide no further death benefit without additional premium payments, unless the optional Guaranteed Death Benefit Rider is in effect.

If the Policy is in effect at the death of the last surviving Insured, the Company will pay a death benefit (the "Death Proceeds") to the Beneficiary. Prior to the Final Premium Payment Date, the Death Proceeds equal the Sum Insured, less any Debt, partial withdrawals, and any due and unpaid charges. You may choose either Sum Insured Option 1 (the Sum Insured is fixed in amount) or Sum Insured Option 2 (the Sum Insured includes the Policy Value in addition to a fixed insurance amount). The Policyowner has the right to change the Sum Insured option, subject to certain conditions. A Guideline Minimum Sum Insured, equivalent to a percentage of the Policy Value, will apply if greater than the Sum Insured otherwise payable under Option 1 or Option 2.

In certain circumstances, the Policy may be considered a "modified endowment contract." Under the Internal Revenue Code of 1986 ("Code"), any Policy loan, partial withdrawal or surrender from a modified endowment contract may be subject to tax and tax penalties. See FEDERAL TAX CONSIDERATIONS -- "Modified Endowment Contracts."

No claim is made that the Policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

ABOUT THE POLICY

The Policy allows you to make premium payments in any amount and frequency, subject to certain limitations. As long as the Policy remains in force, it will provide for:

    - life insurance coverage on the named Insureds,

    - Policy Value,

    - surrender rights and partial withdrawal rights,

    - loan privileges, and

    - in some cases, additional insurance benefits available by rider for an additional charge.

LIFE INSURANCE

The Policy is a life insurance contract with death benefits, Policy Value, and other features traditionally associated with life insurance. The Policy is a "joint survivorship" Policy because Death Proceeds are payable, not on the death of the first Insured to die, but on the death of the last surviving Insured. The Policy is "variable" because the Policy Value will increase or decrease depending on the investment experience of the Sub-Accounts of the Separate Account. Under some circumstances, the death benefit may vary with the investment experience of the Sub-Accounts.

CONDITIONAL INSURANCE AGREEMENT

If at the time of application you make a payment equal to at least one Minimum Monthly Factor for the Policy as applied for, the Company will provide conditional insurance, equal to the amount of insurance applied for but not to exceed $500,000, subject to the terms of the Conditional Insurance Agreement. If the application is approved, the Policy will be issued as of the date the terms of the conditional insurance are met. If you do not wish to make any payment at the time of application, insurance coverage will not be in force until delivery of the Policy and payment of sufficient premium to place the insurance in force.

If any premiums are paid prior to the issuance of the Policy, such premiums will be held in the Company's General Account. If your application is approved and the Policy is issued and accepted, the initial premiums held in the General Account will be credited with interest at a specified rate beginning not later than the date of receipt of the premiums at the Principal Office. IF THE POLICY IS NOT ISSUED AND ACCEPTED, THE INITIAL PREMIUMS WILL BE RETURNED TO YOU WITHOUT INTEREST.

ALLOCATION OF INITIAL PREMIUMS

Net Premiums may be allocated to one or more Sub-Accounts of the Separate Account, to the General Account, or to any combination of Accounts. You bear the investment risks of amounts allocated to the Sub-Accounts. Allocations may be made to no more than seven Sub-Accounts at any one time. The minimum allocation is 1% of Net Premium. All allocations must be in whole numbers and must total 100%. See THE POLICY -- "Allocation of Net Premiums." Premiums allocated to the General Account will earn a fixed rate of interest. Net premiums and minimum interest are guaranteed by the Company. For more information, see MORE INFORMATION ABOUT THE GENERAL ACCOUNT.

FREE-LOOK PERIOD -- The Policy provides for an initial free-look period. You may cancel the Policy by mailing or delivering it to the Principal Office or to an agent of the Company on or before the latest of:

    - 45 days after the application for the Policy is signed,

    - 10 days after you receive the Policy (or, if required by state law, the longer period indicated in your Policy), or

    - 10 days after the Company mails or personally delivers a Notice of Withdrawal Rights to you.

When you return the Policy, the Company will mail a refund to you within seven days. The refund of any premium by check may be delayed until the check has cleared your bank.

Where required by state law, however, the Company will refund the entire amount of premiums paid. In other states, the refund will equal the sum of:

    (1) the difference between the premium, including fees and charges paid, and any amount allocated to the Separate Account, PLUS

    (2) the value of the amounts allocated to the Separate Account, PLUS

    (3) any fees or charges imposed on the amounts allocated to the Separate Account.

The amount refunded in (1) above includes any premiums allocated to the General Account. A free-look privilege also applies after a requested increase in the Face Amount. See THE POLICY -- "Free-Look Period."

CONVERSION PRIVILEGES

During the first 24 Policy months after the Date of Issue, subject to certain restrictions, you may convert the Policy to a fixed flexible premium adjustable life insurance policy by simultaneously transferring all accumulated value in the Sub-Accounts to the General Account and instructing the Company to allocate all future premiums to the General Account. A similar conversion privilege is in effect for 24 Policy months after the date of an increase in the Face Amount. Where required by state law, and at your request, the Company will issue a flexible premium adjustable life insurance policy to you. The new policy will have the same Face Amount, issue age, Date of Issue, and Premium Class as the original Policy. See THE POLICY -- "Conversion Privileges."

FLEXIBLE PREMIUM

The Policy is a "flexible premium" policy because, unlike traditional insurance policies, there is no fixed schedule for premium payments. You may vary the frequency and amount of future premium payments, subject to certain limits, restrictions and conditions set by Company standards and federal tax laws. Although you may establish a schedule of premium payments ("planned premium payments"), failure to make the planned premium payments will not necessarily cause the Policy to lapse. Because of the variable nature of the Policy, making planned premium payments does not guarantee that the Policy will remain in force. Thus, you may, but are not required to, pay additional premiums. If the Guaranteed Death Benefit Rider is in effect, however, certain minimum premium payment tests must be met. (This Rider may not be available in all states.)

The Policy will remain in force until the Surrender Value is insufficient to cover the next Monthly Deduction and loan interest accrued, if any, and a grace period of 62 days has expired without adequate payment being made by you. During the first 48 Policy months after the Date of Issue or the effective date of an increase in the Face Amount, the Policy will not lapse if the total premiums paid less the Debt, partial withdrawals and withdrawal charges are equal to or exceed the sum of the Minimum Monthly Factor for the number of months the Policy, increase in Face Amount, or the Policy Change which causes a change in the Minimum Monthly Factor has been in force. Even during these periods, however, making payments at least equal to the Minimum Monthly Factor will not prevent the Policy from lapsing if the Debt equals or exceeds the Policy Value less surrender charges.

MINIMUM MONTHLY FACTOR

The Minimum Monthly Factor is a monthly premium amount calculated by the Company and specified in the Policy. If, in the first 48 Policy months following Date of Issue or the effective date of an increase in the Face Amount or of a Policy Change which causes a change in the Minimum Monthly Factor:

    - You make premium payments (less debt, partial withdrawals and partial withdrawal charges) at least equal to the sum of the Minimum Monthly Factors for the number of months the Policy, increase in Face Amount or Policy Change has been in force, and

    - Debt does not exceed Policy Value less surrender charges, then

    - the Policy is guaranteed not to lapse during that period.

EXCEPT FOR THE 48 POLICY MONTH PERIODS, MAKING MONTHLY PAYMENTS AT LEAST EQUAL TO THE MINIMUM MONTHLY FACTOR DOES NOT GUARANTEE THAT THE POLICY WILL REMAIN IN FORCE.

GUARANTEED DEATH BENEFIT RIDER (MAY NOT BE AVAILABLE IN ALL STATES)

This Rider, WHICH IS AVAILABLE ONLY AT DATE OF ISSUE:

    - guarantees that the Policy will not lapse, regardless of the investment performance of the Separate Account; and

    - provides a guaranteed death benefit.

In order to maintain the Rider, certain minimum premium payment tests must be met on each Policy anniversary and within 48 months following the Date of Issue and/or the date of any increase in Face Amount. In addition, a one-time administrative charge of $25 will be deducted from the Policy Value when the Rider is elected. Certain transactions, including Policy loans, partial withdrawals, and changes in the Death Benefit Options, can result in the termination of the Rider. If this Rider is terminated, it cannot be reinstated.

PARTIAL WITHDRAWALS

After the first Policy year, you may make partial withdrawals in a minimum amount of $500 from the Policy Value. Under Option 1, the Face Amount is reduced by the amount of the partial withdrawal. A partial withdrawal will not be allowed under Option 1 if it would reduce the Face Amount below $100,000.

A transaction charge, which is described in CHARGES AND DEDUCTIONS -- "Charges on Partial Withdrawals," will be assessed to reimburse the Company for the cost of processing each partial withdrawal. The transaction fee applies to all partial withdrawals, including a Withdrawal without a surrender charge. A partial withdrawal charge also may be imposed upon a partial withdrawal. Generally, amounts withdrawn during each Policy year in excess of 10% of the Policy Value ("excess withdrawal") are subject to the partial withdrawal charge. The partial withdrawal charge is equal to 5% of the excess withdrawal up to the surrender charge on the date of withdrawal. If no surrender charge is applicable at the time of withdrawal, no partial withdrawal charge will be deducted. The Policy's outstanding surrender charge will be reduced by the amount of the partial withdrawal charge deducted. See THE POLICY -- "Partial Withdrawals" and CHARGES AND DEDUCTIONS -- "Charges on Partial Withdrawals."

LOAN PRIVILEGE

You may borrow against the Policy Value. The total amount you may borrow is the Loan Value. Loan Value in the first Policy year is 75% of an amount equal to the Policy Value less surrender charge, Monthly Deductions, and interest on Debt to the end of the Policy year. Thereafter, Loan Value is 90% of an amount equal to the Policy Value less the surrender charge.

Policy loans will be allocated among the General Account and the Sub-Accounts in accordance with your instructions. If no allocation is made by you, the Company will make a Pro-Rata Allocation among the Accounts. In either case, Policy Value equal to the Policy loan will be transferred from the appropriate Sub-Accounts to the General Account, and will earn monthly interest at an effective annual rate of at least 6%. Therefore, the Policy loan may have a permanent impact on the Policy Value even though it eventually is repaid. Although the loan amount is a part of the Policy Value, the Death Proceeds will be reduced by the amount of outstanding Debt at the time of death.

Policy loans will bear interest at a fixed rate of 8% per year, due and payable in arrears at the end of each Policy year. If interest is not paid when due, it will be added to the loan balance. Policy loans may be repaid at any time. You must notify the Company if a payment is a loan repayment; otherwise, it will be considered a premium payment. Any partial or full repayment of Debt by you will be allocated to the General Account or Sub-Accounts in accordance with your instructions. If you do not specify an allocation, the Company will allocate the loan repayment in accordance with your most recent premium allocation instructions. See POLICY LOANS.

PREFERRED LOAN OPTION

A preferred loan option is available under the Policy. The preferred loan option will be available upon Written Request. It may be revoked by you at any time. If this option has been selected, after the tenth Policy anniversary the Policy Value in the General Account equal to the loan amount will be credited with interest at an effective annual yield of at least 7.5%. The Company's current practice is to credit a rate of interest equal to the rate being charged for a preferred loan, which may be treated as a taxable distribution from the Policy. See FEDERAL TAX CONSIDERATIONS, "Policy Loans." There is some uncertainty as to the tax treatment of preferred loans. Consult a qualified tax adviser (and see FEDERAL TAX CONSIDERATIONS). THE PREFERRED LOAN OPTION MAY NOT BE AVAILABLE IN ALL STATES.

POLICY LAPSE AND REINSTATEMENT

Except as otherwise provided in the optional Guaranteed Death Benefit Option, the failure to make premium payments will not cause the Policy to lapse unless:

    (a) the Surrender Value is insufficient to cover the next Monthly Deduction plus loan interest accrued, if any, or

    (b) Debt exceeds Policy Value less surrender charges.

A 62-day grace period applies to each situation.

Even if the situation described in (a) above exists, the Policy will not lapse if you meet the so-called "Minimum Monthly Factor" test. The Minimum Monthly Factor test is only used to determine whether the Policy will enter the grace period during the first 48 months or within 48 months following an increase in the Face Amount. Under the Minimum Monthly Factor test, the Company determines two amounts:

    - the sum of the payments your have made, MINUS any Debt, withdrawals and withdrawal charges, and

    - the amount of the Minimum Monthly Factor (the amount is shown on page 5 of the Policy) MULTIPLIED by the number of months the Policy has been in force or the number of months which have elapsed since the last increase in the Face Amount.

The Company then compares the first amount to the second amount. The Policy will not enter the grace period if the first amount is greater than the second amount. If the Policy lapses, it may be reinstated within three years of the date of default (but not later that the Final Premium Payment Date). In order to reinstate, you must pay the reinstatement premium and provide satisfactory Evidence of Insurability subject to our then current underwriting standards. The Company reserves the right to increase the Minimum Monthly Factor upon reinstatement. See POLICY TERMINATION AND REINSTATEMENT.

In addition, if the Guaranteed Death Benefit Rider is in effect, the Company guarantees that the Policy will not lapse, regardless of the investment performance of the Separate Account. The Policy may lapse, however, under certain circumstances. See THE POLICY -- "Guaranteed Death Benefit Rider." (This Rider may not be available in all states.)

POLICY VALUE AND SURRENDER VALUE

The Policy Value is the total amount available for investment under the Policy at any time. It is the sum of the value of all Accumulation Units in the Sub-Accounts of the Separate Account and all accumulations in the General Account of the Company credited to the Policy. The Policy Value reflects the amount and frequency of Net Premiums paid, charges and deductions imposed under the Policy, interest credited to accumulations in the General Account, investment performance of the Sub-Accounts to which Policy Value has been allocated, and partial withdrawals. The Policy Value may be relevant to the computation of the Death Proceeds. You bear the entire investment risk for amounts allocated to the Separate Account. The Company does not guarantee a minimum Policy Value.

The Surrender Value will be the Policy Value less any Debt and applicable surrender charges. The Surrender Value is relevant, for example, to the continuation of the Policy and in the computation of the amounts available upon partial withdrawals, Policy loans or surrender.

DEATH PROCEEDS

The Policy provides for the payment of certain Death Proceeds to the named Beneficiary upon the death of the last surviving Insured. There are no Death Proceeds payable on death of the first Insured to die. Prior to the Final Premium Payment Date, the Death Proceeds will be equal to the Sum Insured, reduced by any outstanding Debt, partial withdrawals, partial withdrawal charges, and any Monthly Deductions due and not yet deducted through the Policy month in which the last surviving Insured dies.

Two Sum Insured Options are available. Under Option 1, the Sum Insured is the greater of the Face Amount of the Policy or the Guideline Minimum Sum Insured. Under Option 2, the Sum Insured is the greater of the Face Amount of the Policy plus the Policy Value or the Guideline Minimum Sum Insured. The Guideline Minimum Sum Insured is equivalent to a percentage (determined each month based on the younger Insured's Age) of the Policy Value. On or after the Final Premium Payment Date, the Death Proceeds will equal the Surrender Value. See THE
POLICY -- "Death Proceeds."

The Death Proceeds under the Policy may be received in a lump sum or under one of the Payment Options described in the Policy. See APPENDIX B -- PAYMENT OPTIONS.

FLEXIBILITY TO ADJUST SUM INSURED

Subject to certain limitations, you may adjust the Sum Insured, and thus the Death Proceeds, at any time prior to the Final Premium Payment Date, by increasing or decreasing the Face Amount of the Policy. Any change in the Face Amount will affect the monthly cost of insurance charges and the amount of the surrender charge. If the Face Amount is decreased, a pro-rata surrender charge may be imposed. The Policy Value is reduced by the amount of the charge. See THE POLICY -- "Change in Face Amount."

The minimum increase in Face Amount is $100,000 and any increase also may require additional Evidence of Insurability satisfactory to the Company. The increase is subject to a "free-look period" and, during the first 24 months after the increase, to a conversion privilege. See THE POLICY -- "Free-Look Period" and "Conversion Privileges."

ADDITIONAL INSURANCE BENEFITS

You have the flexibility to add additional insurance benefits by rider. These include the Split Option Rider, Other Insured Rider and Four-Year Term Rider. See APPENDIX A -- OPTIONAL BENEFITS. (All riders may not be available in all states.)

The cost of these optional insurance benefits will be deducted from the Policy Value as part of the Monthly Deduction. See CHARGES AND DEDUCTIONS -- "Monthly Deduction from Policy Value."

PAID-UP INSURANCE OPTION

The Policyowner who elects this option will have, without further premiums due, joint survivorship insurance coverage for the lifetime of the Insureds, with the Death Proceeds payable on the death of the last surviving Insured. The Policyowner who has elected the Paid-Up Insurance option may not pay additional premiums, select Sum Insured Option 2, increase or decrease the Face Amount or make partial withdrawals. Policy Value in the Separate Account will be transferred to the General Account on the date the Company receives Written Request to exercise the option and transfers of Policy Value back to the Separate Account will not be permitted. Riders will continue only with the consent of the Company. Surrender value and loan value are calculated differently. See THE POLICY -- "Paid-Up Insurance Option." This option may not be available in all states.

INVESTMENT OPTIONS

The Policy permits Net Premiums to be allocated either to the Company's General Account or to the Separate Account. The Separate Account currently is comprised of 20 Sub-Accounts ("Sub-Accounts"). Each Sub-Account invests exclusively in a corresponding Underlying Fund of the Allmerica Investment Trust ("Trust") managed by Allmerica Financial Investment Management Services, Inc., ("AFIMS") Fidelity Variable Insurance Products Fund ("Fidelity VIP") and Fidelity Variable Insurance Products Fund II ("Fidelity VIP II") managed by Fidelity Management & Research Company, T. Rowe Price International Series, Inc. ("T. Rowe Price") managed by Rowe Price-Fleming International, Inc., with respect to the International Stock Portfolio, or the Delaware Group Premium Fund ("DGPF") managed by Delaware International Advisers Ltd. with respect to the International Equity Series. The Policy permits you to transfer Policy Value among the available Sub-Accounts and between the Sub-Accounts and the General Account, subject to certain limitations described under THE POLICY -- "Transfer Privilege." The Trust, Fidelity VIP, Fidelity VIP II, T. Rowe Price and DGPF are open-end, diversified series management investment companies. The following Underlying Funds are available under the Policy:

ALLMERICA INVESTMENT TRUST             FIDELITY VARIABLE INSURANCE PRODUCTS FUND
Select Aggressive Growth Fund          Fidelity VIP Overseas Portfolio
Select Capital Appreciation Fund       Fidelity VIP Equity-Income Portfolio
Select Value Opportunity Fund          Fidelity VIP Growth Portfolio
Select Emerging Markets Fund           Fidelity VIP High Income Portfolio
Select International Equity Fund
Select Growth Fund                     FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
Select Strategic Growth Fund           Fidelity VIP II Asset Manager Portfolio
Core Equity Fund
Equity Index Fund                      T. ROWE PRICE INTERNATIONAL SERIES, INC.
Select Growth and Income Fund          T. Rowe Price International Stock Portfolio
Select Investment Grade Income Fund
Government Bond Fund                   DELAWARE GROUP PREMIUM FUND
Money Market Fund                      DGPF International Equity Series

Certain Funds may not be available in all states.

Each of the Underlying Funds has its own investment objectives. Certain Underlying Funds, however, have investment objectives similar to certain other Underlying Funds. The value of each Sub-Account will vary daily depending upon the performance of the Underlying Fund in which it invests. Each Sub-Account reinvests dividends or capital gains distributions received from an Underlying Fund in additional shares of that Underlying Fund. There can be no assurance that the investment objectives of the Underlying Funds can be achieved.

TAX TREATMENT

The Policy is generally subject to the same federal income tax treatment as a conventional fixed benefit life insurance policy. Under current tax law, to the extent there is no change in benefits, you will be taxed on Policy Value withdrawn from the Policy only to the extent that the amount withdrawn exceeds the total premiums paid. Withdrawals in excess of premiums paid will be treated as ordinary income. During the first 15 Policy years, however, an "interest first" rule applies to any distribution of cash that is required under
Section 7702 of the Code because of a reduction of benefits under the Policy. Death Proceeds under the Policy are excludable from the gross income of the Beneficiary, but in some circumstances the Death Proceeds or the Policy Value may be subject to federal estate tax. See FEDERAL TAX CONSIDERATIONS -- "Taxation of the Policies."

The Policy offered by this Prospectus may be considered a "modified endowment contract" if it fails a "seven-pay" test at any time during the first seven Policy years, or within seven years of a material change in the Policy. The Policy fails to satisfy the seven-pay test if the cumulative premiums paid under the Policy at any time during the first seven Policy years, or within seven years of a material change in the Policy, exceeds the sum of the net level premiums that would have been paid, had the Policy provided for paid-up future benefits after the payment of seven level annual premiums. If the Policy is considered a modified endowment contract, all distributions (including Policy loans, partial withdrawals, surrenders or assignments) will be taxed on an "income-first" basis. In addition, with certain exceptions, an additional 10% penalty will be imposed on the portion of any distribution that is includible in income. For more information, see FEDERAL TAX CONSIDERATIONS -- "Modified Endowment Contracts."
                            ------------------------

This Summary is intended to provide only a very brief overview of the more significant aspects of the Policy. The Prospectus and the Policy provide further detail. The Policy provides insurance protection for the named beneficiary. The Policy and its attached application or enrollment form are the entire agreement between you and the Company.

THE PURPOSE OF THE POLICY IS TO PROVIDE INSURANCE PROTECTION FOR THE BENEFICIARY. IT MAY NOT BE ADVANTAGEOUS TO PURCHASE FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE AS A REPLACEMENT FOR YOUR CURRENT LIFE INSURANCE, OR IF YOU ALREADY OWN A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY.

NO CLAIM IS MADE THAT THE POLICY IS IN ANY WAY SIMILAR OR COMPARABLE TO A SYSTEMATIC INVESTMENT PLAN OF A MUTUAL FUND.

               DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT,
                            AND THE UNDERLYING FUNDS

THE COMPANY

The Company is a life insurance company organized under the laws of Delaware in July 1974. Its Principal Office is located at 440 Lincoln Street, Worcester, Massachusetts 01653, Telephone 508-855-1000. As of December 31, 1999, the Company had over $17 billion in assets and over $26 billion of life insurance in force. The Company is subject to the laws of the state of Delaware governing insurance companies and to regulation by the Commissioner of Insurance of Delaware. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate.

Effective October 1, 1995, the Company changed its name from SMA Life Assurance Company to Allmerica Financial Life Insurance and Annuity Company. The Company is an indirect wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica") which, in turn, is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). First Allmerica, originally organized under the laws of Massachusetts in 1844 as a mutual life insurance company and known as State Mutual Life Assurance Company of America, converted to a stock life insurance company and adopted its present name on October 16, 1995. First Allmerica is the fifth oldest life insurance company in America.

The Company is a charter member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

THE SEPARATE ACCOUNT

The Separate Account was authorized by vote of the Board of Directors of the Company on September 15, 1993. The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve the supervision of its management or investment practices or policies of the Separate Account or the Company by the SEC.

The assets used to fund the variable portion of the Policies are set aside in the Separate Account and are kept separate from the general assets of the Company. Under Delaware law, assets equal to the reserves and other liabilities of the Separate Account may not be charged with any liabilities arising out of any other business of the Company. Twenty Sub-Accounts of the Separate Account are currently offered under the Policy. Each Sub-Account is administered and accounted for as part of the general business of the Company, but the income, capital gains, or capital losses of each Sub-Account are allocated to such Sub-Account, without regard to other income, capital gains, or capital losses of the Company or the other Sub-Accounts. Each Sub-Account invests exclusively in a corresponding Underlying Fund of one of the following investment companies:

    - Allmerica Investment Trust

    - Fidelity Variable Insurance Products Fund

    - Fidelity Variable Insurance Products Fund II

    - T. Rowe Price International Series, Inc.

    - Delaware Group Premium Fund

The assets of each Underlying Fund are held separate from the assets of the other Underlying Funds. Each Underlying Fund operates as a separate investment vehicle and the income or losses of one Underlying Fund generally have no effect on the investment performance of another Underlying Fund. Shares of each Underlying Fund are not offered to the general public but solely to separate accounts of life insurance companies, such as the Separate Account.

Each Sub-Account has two sub-divisions. One sub-division applies to Policies during their first 15 Policy years, which are subject to a Separate Account administrative charge. See CHARGES AND DEDUCTIONS -- "Charges Against Assets of the Separate Account." Thereafter, such Policies are automatically allocated to the second sub-division to account for the elimination of the Separate Account administrative charge.

The Company reserves the right, subject to compliance with applicable law, to change the names of the Sub-Accounts and Separate Account.

THE UNDERLYING FUNDS

Each Underlying Fund pays a management fee to an investment manager or adviser for managing and providing services to the Underlying Fund. However, management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Funds. For specific information regarding the existence and effect of any waiver/reimbursements see "CHARGES OF THE UNDERLYING FUNDS" under the SUMMARY OF FEES AND CHARGES section. The prospectuses of the Underlying Funds also contain information regarding fees for advisory services and should be read in conjunction with this prospectus.

ALLMERICA INVESTMENT TRUST

Allmerica Investment Trust ("Trust") is an open-end, diversified management investment company registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Trust or its separate investment funds.

The Trust was established by First Allmerica as a Massachusetts business trust on October 11, 1984, for the purpose of providing a vehicle for the investment of assets of various separate accounts established by the Company or other insurance companies. Thirteen investment portfolios of the Trust ("Funds") are available under the Policy, each issuing a series of shares: the Select Aggressive Growth Fund, Select Capital Appreciation Fund, Select Value Opportunity Fund, Select Emerging Markets Fund, Select International Equity Fund, Select Growth Fund, Select Strategic Growth Fund, Core Equity Fund, Equity Index Fund, Select Growth and Income Fund, Investment Grade Income Fund, Government Bond Fund, and Money Market Fund.

Allmerica Financial Investment Management Services, Inc. ("AFIMS") serves as investment manager of the Trust. AFIMS, which is a wholly-owned subsidiary of Allmerica Financial, has entered into agreements with other investment managers ("Sub-Advisers"), who manage the investments of the Funds. The Trustees have responsibility for the supervision of the affairs of the Trust. The Trustees have entered into a management agreement with AFIMS.

AFIMS, subject to Trustee review, is responsible for the daily affairs of the Trust and the general management of the Funds. AFIMS performs administrative and management services for the Trust, furnishes to the Trust all necessary office space, facilities and equipment, and pays the compensation, if any, of officers and Trustees who are affiliated with AFIMS.

The Trust bears all expenses incurred in its operation, other than the expenses AFIMS assumes under the management agreement. Trust expenses include:

    - Costs to register and qualify the Trust's shares under the Securities Act of 1933 ("1933 Act"),

    - Other fees payable to the SEC,

    - Independent public accountant, legal and custodian fees,

    - Association membership dues, taxes, interest, insurance payments and brokerage commissions,

    - Fees and expenses of the Trustees who are not affiliated with AFIMS,

    - Expenses for proxies, prospectuses, reports to shareholders and other expenses.

Under the Management Agreement with the Trust, AFIMS has entered into agreements with investment advisers ("Sub-Advisers") selected by AFIMS and Trustees in consultation with BARRA RogersCasey, Inc. Under each Sub-Adviser Agreement, the Sub-Adviser is authorized to engage in portfolio transactions on behalf of the Fund, subject to the Trustee's instructions. The Sub-Advisers (other than Allmerica Asset Management, Inc.) are not affiliated with the Company or the Trust.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

Fidelity Variable Insurance Products Fund ("Fidelity VIP"), managed by Fidelity Management & Research Company ("FMR"), is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981, and registered with the SEC under the 1940 Act. Four of its investment portfolios are available under the Policy: Fidelity VIP High Income Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio and Fidelity VIP Overseas Portfolio.

Various Fidelity companies perform certain activities required to operate VIP. FMR is one of America's largest investment management organizations, and has its principal business address at 82 Devonshire Street, Boston, Massachusetts. It is composed of a number of different companies which provide a variety of financial services and products. FMR is the original Fidelity company, founded in 1946. It provides a number of mutual funds and other clients with investment research and portfolio management services. The Portfolios of Fidelity VIP, as part of their operating expenses, pay a monthly management fee to FMR for managing investments and business affairs. The prospectus of Fidelity VIP contains additional information concerning the Portfolios, including information concerning additional expenses paid by the Portfolios, and should be read in conjunction with this Prospectus.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), managed by FMR (see discussion under "Variable Insurance Products Fund"), is an open-end, diversified management investment company organized as a Massachusetts business trust on March 21, 1988 and is registered with the SEC under the 1940 Act. One of its investment portfolios is available under the Policy: the Fidelity VIP II Asset Manager Portfolio. The Portfolios of Fidelity VIP II, as part of their operating expenses, pay an investment management fee to FMR.

T. ROWE PRICE INTERNATIONAL SERIES, INC.

T. Rowe Price International Series, Inc. ("T. Rowe Price"), managed by Rowe Price-Fleming International, Inc. ("Price-Fleming"), is an open-end, diversified management investment company organized in 1994 as a Maryland corporation, and is registered with the SEC under the 1940 Act. Price-Fleming, founded in 1979 as a joint venture between T. Rowe Price Associates, Inc. and Robert Fleming Holdings, Limited, is one of the largest no-load international mutual fund asset managers, with approximately $42.5 billion (as of December 31, 1999) under management in its offices in Baltimore, London, Tokyo, Hong Kong, Singapore and Buenos Aires. One of its investment portfolios is available under the Policies: the T. Rowe Price International Stock Portfolio. An affiliate of Price-Fleming,
T. Rowe Price Associates, Inc. serves as Sub-Adviser to the Select Capital Appreciation Fund of the Trust.

DELAWARE GROUP PREMIUM FUND


Delaware Group Premium Fund ("DGPF") is an open-end, diversified management investment company registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of DGPF or its separate investment series. DGPF was established to provide a vehicle for the investment of assets of various separate accounts supporting variable insurance policies. One investment portfolio ("Series") is available under the Policy: the DGPF International Equity Series. The Investment adviser for the DGPF International Equity Series is Delaware International Advisers Ltd. ("Delaware International").

                       INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of each of the Underlying Funds is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS AND OTHER RELEVANT INFORMATION REGARDING THE UNDERLYING INVESTMENT COMPANIES MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH ACCOMPANY THIS PROSPECTUS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. The statements of additional information of the Underlying Funds are available upon request. There can be no assurance that the investment objectives of the Underlying Funds can be achieved.

SELECT AGGRESSIVE GROWTH FUND -- seeks above-average capital appreciation by investing primarily in common stocks of companies which are believed to have significant potential for capital appreciation.

SELECT CAPITAL APPRECIATION FUND -- seeks long-term growth of capital. Realization of income is not a significant investment consideration and any income realized on the Fund's investments will be incidental to its primary objective. The Fund invests primarily in common stock of industries and companies which are believed to be experiencing favorable demand for their products and services, and which operate in a favorable competitive environment and regulatory climate.

SELECT VALUE OPPORTUNITY FUND -- seeks long-term growth of capital by investing primarily in a diversified portfolio of common stocks of small and mid-size companies, whose securities at the time of purchase are considered by the Sub-Adviser to be undervalued.

SELECT EMERGING MARKETS FUND -- seeks long-term growth of capital by investing in the world's emerging markets.

SELECT INTERNATIONAL EQUITY FUND -- seeks maximum long-term total return (capital appreciation and income) primarily by investing in common stocks of established non-U.S. companies.

DGPF INTERNATIONAL EQUITY SERIES -- seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers providing the potential for capital appreciation and income.

FIDELITY VIP OVERSEAS PORTFOLIO -- seeks long-term growth of capital primarily through investments in foreign securities and provides a means for aggressive investors to diversify their own portfolios by participating in companies and economies outside of the United States.

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO -- seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies.

SELECT GROWTH FUND -- seeks to achieve long-term growth of capital by investing in a diversified portfolio consisting primarily of common stocks selected on the basis of their long-term growth potential.

SELECT STRATEGIC GROWTH FUND -- seeks long-term growth of capital by investing primarily in common stocks of established companies.

CORE EQUITY FUND -- is invested in common stocks and securities convertible into common stocks that are believed to represent significant underlying value in relation to current market prices. The objective of the Core Equity Fund is to achieve long-term growth of capital. Realization of current investment income, if any, is incidental to this objective.

FIDELITY VIP GROWTH PORTFOLIO -- seeks to achieve capital appreciation. The Portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation also may be found in other types of securities, including bonds and preferred stocks.

EQUITY INDEX FUND -- seeks to provide investment results that correspond to the aggregate price and yield performance of a representative selection of United States publicly traded common stocks. The Equity Index Fund seeks to achieve its objective by attempting to replicate the aggregate price and yield performance of the S&P 500 Stocks.

SELECT GROWTH AND INCOME FUND -- seeks a combination of long-term growth of capital and current income. The Fund will invest primarily in dividend-paying common stocks and securities convertible into common stocks.

FIDELITY VIP EQUITY-INCOME PORTFOLIO -- seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500. The Portfolio may invest in high yielding, lower-rated fixed-income securities (commonly referred to as "junk bonds") which are subject to greater risk than investments in higher-rated securities. See "Risks of Lower-Rated Debt Securities" in the Fidelity VIP prospectus.

FIDELITY VIP II ASSET MANAGER PORTFOLIO -- seeks high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds and short-term money market instruments.

FIDELITY VIP HIGH INCOME PORTFOLIO -- seeks to obtain a high level of current income by investing primarily in high-yielding, lower-rated fixed-income securities (commonly referred to as "junk bonds"), while also considering growth of capital. These securities often are considered to be speculative, and involve greater risk of default or price changes than securities assigned a high quality rating. See "Risks of Lower-Rated Debt Securities" in the Fidelity VIP prospectus.

SELECT INVESTMENT GRADE INCOME FUND -- is invested in a diversified portfolio of fixed income securities with the objective of seeking as high a level of total return (including both income and capital appreciation) as is consistent with prudent investment management.

GOVERNMENT BOND FUND -- has the investment objectives of seeking high income, preservation of capital and maintenance of liquidity, primarily through investments in debt instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and in related options, futures and repurchase agreements.

MONEY MARKET FUND -- is invested in a diversified portfolio of high-quality, short-term money market instruments with the objective of obtaining maximum current income consistent with the preservation of capital and liquidity.

CERTAIN UNDERLYING FUNDS HAVE INVESTMENT OBJECTIVES AND/OR POLICIES SIMILAR TO THOSE OF OTHER UNDERLYING FUNDS. THEREFORE, TO CHOOSE THE SUB-ACCOUNTS WHICH BEST WILL MEET YOUR NEEDS AND OBJECTIVES, CAREFULLY READ THE PROSPECTUSES OF THE TRUST, FIDELITY VIP, FIDELITY VIP II, T. ROWE PRICE AND DGPF, ALONG WITH THIS PROSPECTUS. IN SOME STATES, INSURANCE REGULATIONS MAY RESTRICT THE AVAILABILITY OF PARTICULAR SUB-ACCOUNTS.

If required in your state, in the event of a material change in the investment Policy of a Sub-Account or the Underlying Fund in which it invests, you will be notified of the change. If you have Policy Value in that Sub-Account, the Company will transfer it without charge on written request within sixty (60) days of the later of (1) the effective date of such change in the investment policy, or (2) your receipt of the notice of the right to transfer. You may then change the percentages of your premium and deduction allocations.

               ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Fund are no longer available for investment or if in the Company's judgment further investment in any Underlying Fund should become inappropriate in view of the purposes of the Separate Account or the affected Sub-Account, the Company may redeem the shares of that Underlying Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to the Policy interest in a Sub-Account without notice to you and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Separate Account may, to the extent permitted by law, purchase other securities for other policies or permit a conversion between policies upon request by the Policyowner.

The Company also reserves the right to establish additional Sub-Accounts of the Separate Account, each of which would invest in shares corresponding to a new Underlying Fund or in shares of another investment company. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Policyowners on a basis to be determined by the Company.

Shares of the Funds of the Trust are also issued to separate accounts of the Company and its affiliates which issue variable annuity contracts ("mixed funding"). Shares of the Portfolios of Fidelity VIP, Fidelity VIP II, T. Rowe Price and the DGPF Series are also issued to other unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life Policyowners or variable annuity Policyowners. Although the Company and the Underlying Funds do not currently foresee any such disadvantages, the Company and the respective Trustees intend to monitor events in order to identify any material conflicts and to determine what action, if any, should be taken. If the Trustees were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the Company will bear the expenses.

If any of these substitutions or changes is made, the Company may by endorsement change the Policy to reflect the substitution or change and will notify Policyowners of all such changes. If the Company deems it to be in the best interest of Policyowners, and subject to any approvals that may be required under applicable law, the Separate Account or any Sub-Accounts may be operated as a management company under the 1940 Act, may be deregistered under the 1940 Act if registration is no longer required, or may be combined with other Sub-Accounts or other separate accounts of the Company.

                                   THE POLICY

APPLYING FOR THE POLICY

The Policy cannot be issued until the underwriting procedure has been completed. Upon receipt at its Principal Office of a completed application from a prospective Policyowner, the Company will follow certain insurance underwriting procedures designed to determine whether the proposed Insured is insurable. This process may involve medical examinations, and may require that further information be provided by the proposed Policyowner before a determination of insurability can be made. The Company reserves the right to reject an application which does not meet its underwriting guidelines, but in underwriting insurance, the Company complies with all applicable federal and state prohibitions concerning unfair discrimination.

CONDITIONAL INSURANCE AGREEMENT

It is possible to obtain life insurance protection during the underwriting process through a Conditional Insurance Agreement. If at the time of application you make a payment equal to at least one "Minimum Monthly Factor" for the Policy as applied for, the Company will provide fixed conditional insurance in the amount of insurance applied for up to a maximum of $500,000, subject to the terms of the Conditional Insurance Agreement, pending underwriting approval. This coverage generally will continue for a maximum of 90 days from the date of the application or the completion of a medical exam, should one be required. In no event will any insurance proceeds be paid under the Conditional Insurance Agreement if death is by suicide.

If the application is approved, the Policy will be issued as of the date the terms of the Conditional Insurance Agreement were met. If no Conditional Insurance Agreement is in effect because the prospective Policyowner does not wish to make any payment until the Policy is issued or has paid an initial premium that is not sufficient to place the Policy in force, upon delivery of the Policy the Company will require payment of sufficient premium to place the insurance in force.

PREMIUMS HELD IN THE GENERAL ACCOUNT PENDING UNDERWRITING APPROVAL

Pending completion of insurance underwriting and Policy issuance procedures, the initial premium will be held in the Company's General Account. If the application is approved and the Policy is issued and accepted by you, the initial premium held in the General Account will be credited with interest at a specified rate, beginning not later than the date of receipt of the premium at the Principal Office. IF THE POLICY IS NOT ISSUED, THE PREMIUMS WILL BE RETURNED TO YOU WITHOUT INTEREST.

FREE-LOOK PERIOD

The Policy provides for an initial "free-look" period. You may cancel the Policy by mailing or delivering the Policy to the Principal Office or an agent of the Company on or before the latest of:

    - 45 days after the application for the Policy are signed, or

    - 10 days after you receive the Policy (or longer if required by state law), or

    - 10 days after the Company mails or personally delivers a notice of withdrawal rights to you.

When you return the Policy, the Company will mail a refund to you within seven days. The refund of any premium paid by check, however, may be delayed until the check has cleared your bank.

Where required by state law, the refund will equal the premiums paid. In all other states, the refund will equal the sum of:

(1) the difference between the premiums, including fees and charges paid, and any amounts allocated to the Separate Account, PLUS

(2) the value of the amounts allocated to the Separate Account, PLUS

(3) any fees or charges imposed on the amounts allocated to the Separate
    Account.

The amount refunded in (1) above includes any premiums allocated to the General Account.

FREE LOOK WITH FACE AMOUNT INCREASES

After an increase in the Face Amount, the Company will mail or personally deliver a notice of a "free look" with respect to the increase. You will have the right to cancel the increase before the latest of:

    - 45 days after the application for the increase is signed, or

    - 10 days after you receive the new specification pages issued for the increase (or longer if required by state law), or

    - 10 days after the Company mails or delivers a notice of withdrawal rights to you.

Upon canceling the increase, you will receive a credit to the Policy Value of charges which would not have been deducted but for the increase. The amount to be credited will be refunded if you so request. The Company also will waive any surrender charge calculated for the increase.

CONVERSION PRIVILEGES

Once during the first 24 months after the Date of Issue or after the effective date of an increase in Face Amount (assuming the Policy is in force), you may convert your Policy without Evidence of Insurability to a flexible premium adjustable life insurance policy with fixed and guaranteed minimum benefits. Assuming that there have been no increases in the initial Face Amount, you can accomplish this within 24 months after the Date of Issue by transferring, without charge, the Policy Value in the Separate Account to the General Account and by simultaneously changing your premium allocation instructions to allocate future premium payments to the General Account. Within 24 months after the effective date of each increase, you can transfer, without charge, all or part of the Policy Value in the Separate Account to the General Account and simultaneously change your premium allocation instructions to allocate all or part of future premium payments to the General Account.

Where required by state law, at your request the Company will issue a flexible premium adjustable life insurance policy to you. The new policy will have the same Face Amount, Issue Ages, Date of Issue, and Premium Class as the original Policy.

PREMIUM PAYMENTS

Premium payments are payable to the Company, and may be mailed to the Principal Office or paid through one of the Company's authorized agents. All premium payments after the initial premium payment are credited to the Separate Account or the General Account as of date of receipt at the Principal Office.

PREMIUM FLEXIBILITY

Unlike conventional insurance policies, the Policy does not obligate you to pay premiums in accordance with a rigid and inflexible premium schedule. You may establish a schedule of planned premiums which will be billed by the Company at regular intervals. Failure to pay planned premiums, however, will not itself cause the Policy to lapse.

You also may make unscheduled premium payments at any time prior to the Final Premium Payment Date or skip planned premium payments, subject to the maximum and minimum premium limitations described below.

You also may elect to pay premiums by means of a monthly automatic payment procedure. Under such procedure, amounts will be deducted from your checking account each month, generally on the Monthly Payment Date, and applied as a premium under the Policy. The minimum payment permitted under such procedure is $50.

Premiums are not limited as to frequency and number. No premium payment may be less than $100, however, without the Company's consent. Moreover, premium payments must be sufficient to provide a positive Surrender Value at the end of each Policy month, or the Policy may lapse. See POLICY TERMINATION AND REINSTATEMENT.

MINIMUM MONTHLY FACTOR

The Minimum Monthly Factor is a monthly premium amount calculated by the Company and specified in the Policy. If, in the first 48 Policy months following Date of Issue or the effective date of an increase in the Face Amount or of a Policy Change which causes a change in the Minimum Monthly Factor:

    - You make premium payments (less debt, partial withdrawals and partial withdrawal charges) at least equal to the sum of the Minimum Monthly Factors for the number of months the Policy, increase in Face Amount or Policy Change has been in force, and

    - Debt does not exceed Policy Value less surrender charges, then

    - the Policy is guaranteed not to lapse during that period.

EXCEPT FOR THE 48 POLICY MONTH PERIODS, MAKING MONTHLY PAYMENTS AT LEAST EQUAL TO THE MINIMUM MONTHLY FACTOR DOES NOT GUARANTEE THAT THE POLICY WILL REMAIN IN FORCE.

In no event may the total of all premiums paid exceed the current maximum premium limitations set forth in the Policy which are required by federal tax laws. These maximum premium limitations will change whenever there is any change in the Face Amount, the addition or deletion of a rider, or a change in the Sum Insured Option. If a premium is paid which would result in total premiums exceeding the current maximum premium limitations, the Company will accept only that portion of the premiums which shall make total premiums equal the maximum. Any part of the premiums in excess of that amount will be returned, and no further premiums will be accepted until allowed by the current maximum premium limitation prescribed by Internal Revenue Service ("IRS") rules. Notwithstanding the current maximum premium limitations, however, the Company will accept a premium which is needed in order to prevent a lapse of the Policy during a Policy year. See POLICY TERMINATION AND REINSTATEMENT.

INCENTIVE FUNDING DISCOUNT

The Company will lower the cost of insurance charges by 5% during any Policy year for which you qualify for an incentive funding discount. To qualify, total premiums paid under the Policy, less any Debt, withdrawals and withdrawal charges, and transfers from other policies issued by the Company, must exceed 90% of the guideline level premiums (as defined in Section 7702 of the Code) accumulated from the Date of Issue to the date of qualification. The incentive funding discount is not available in all states.

The amount needed to qualify for the incentive funding discount is determined on the Date of Issue for the first Policy year and on each Policy anniversary for each subsequent Policy year. If the Company receives the proceeds from a policy issued by an unaffiliated company to be exchanged for the Policy, however, the qualification for the incentive funding discount for the first Policy year will be determined on the date the proceeds are received by the Company, and only insurance charges becoming due after the date such proceeds are received will be eligible for the incentive funding discount.

GUARANTEED DEATH BENEFIT RIDER (MAY NOT BE AVAILABLE IN ALL STATES)

An optional Guaranteed Death Benefit Rider is available only at issue of the Policy. If this Rider is in effect, the Company:

    - guarantees that the Policy will not lapse, regardless of the investment performance of the Separate Account, and

    - provides a guaranteed death benefit.

In order to maintain the Guaranteed Death Benefit Rider, certain minimum premium payment tests must be met on each Policy anniversary and within 48 months following the Date of Issue and/or the date of any increase in the Face Amount, as described below. In addition, a one-time administrative charge of $25 will be deducted from the Policy Value when the Rider is elected. Certain transactions, including Policy loans, partial withdrawals, and changes in Sum Insured Options, can result in the termination of the Rider. If this Rider is terminated, it cannot be reinstated.

GUARANTEED DEATH BENEFIT TESTS

While the Guaranteed Death Benefit Rider is in effect, the Policy will not lapse if the following two tests are met:

1. Within 48 months following the Date of Issue of the Policy or of any increase in the Face Amount, the sum of the premiums paid, less any debt, partial withdrawals and withdrawal charges, must be greater than the Minimum Monthly Factors (if any) multiplied by the number of months which have elapsed since the Date of Issue or the effective date of increase; and

2.  On each Policy anniversary, (a) must exceed (b) where, since the Date of
    Issue:

    (a) is the sum of your premiums, less any withdrawals, partial withdrawal charges and Debt which is classified as a preferred loan; and

    (b) is the sum of the minimum guaranteed Death Benefit premiums, as shown on the specifications page of the Policy.

GUARANTEED DEATH BENEFIT RIDER

If the Guaranteed Death Benefit Rider is in effect on the Final Premium Payment Date, guaranteed Death Proceeds will be provided as long as the Rider is in force. The Death Proceeds will be the greater of:

    - the Face Amount as of the Final Premium Payment Date; or

    - the Policy Value as of the date due proof of death is received by the Company.

TERMINATION OF THE GUARANTEED DEATH BENEFIT RIDER

The Guaranteed Death Benefit Rider will end and may not be reinstated on the first to occur of the following:

    - foreclosure of a Policy loan, or

    - the date on which the sum of your payments does not meet or exceed the applicable Guaranteed Death Benefit test (above), or

    - any Policy change that results in a negative guideline level premium, or

    - the effective date of a change from Sum Insured Option 2 to Sum Insured Option 1, if such change occurs within five Policy years of the Final Premium Payment Date, or

    - a request for a partial withdrawal or preferred loan is made after the Final Premium Payment Date.

It is possible that the Policy Value will not be sufficient to keep the Policy in force on the first Monthly Payment Date following the date the Rider terminates. The net amount payable to keep the Policy in force will never exceed the surrender charge plus three Monthly Deductions.

PAID-UP INSURANCE OPTION

Upon Written Request, the Policyowner may exercise a paid-up insurance option. Paid-up life insurance is fixed insurance, usually having a reduced Face Amount, for the lifetime of the insured with no further premiums due. If the Policyowner elects this option, certain Policyowner rights and benefits may be limited.

The paid-up fixed insurance will be in the amount, up to the Face Amount of the Policy, that the Surrender Value of the Policy can purchase for a net single premium at the Insureds' Ages and Premium Class on the date this option is elected. The Company will transfer any Policy Value in the Separate Account to the General Account on the date it receives the written request to elect the option. If the Surrender Value exceeds the net single premium necessary for the fixed insurance, the Company will pay the excess to the Policyowner. The net single premium is based on the Commissioners 1980 Standard Ordinary Mortality Tables, Smoker or Non-Smoker, Male, Female (or Table B for unisex policies) with increases in the tables for non-standard risks. Interest will not be less than 4.5%.

IF THE PAID-UP INSURANCE OPTION IS ELECTED, THE FOLLOWING
POLICYOWNER RIGHTS AND BENEFITS WILL BE AFFECTED:

    - As described above, the paid-up insurance benefit is computed differently from the Net Death Benefit, and the death benefit options will not apply.

    - The Company will transfer the Policy Value in the Separate Account to the General Account on the date it receives the Written Request to elect the option. The Company will not allow transfers of Policy Value from the General Account back to the Separate Account.

    - The Policyowner may not make further premium payments.

    - The Policyowner may not increase or decrease the Face Amount or make partial withdrawals. Riders will continue only with the Company's consent.

After electing paid-up fixed insurance, the Policyowner may surrender the Policy for its net cash value. The cash value is equal to the net single premium for paid-up insurance at the Insureds' Ages. The net cash value is the cash value less any outstanding loans.

ALLOCATION OF NET PREMIUMS

The Net Premium equals the premium paid less the tax expense charge and the premium expense charge. In the application for the Policy, you indicate the initial allocation of Net Premiums among the General Account and the Sub-Accounts of the Separate Account. You may allocate premiums to one or more Sub-Accounts, but may not have Policy Value in more than 20 Sub-Accounts at any one time. The minimum amount which may be allocated to a Sub-Account is 1% of Net Premium paid. Allocation percentages must be in whole numbers (for example, 33 1/3% may not be chosen) and must total 100%.

FUTURE CHANGES ALLOWED

You may change the allocation of future Net Premiums at any time pursuant to written or telephone request. An allocation change will be effective as of the date of receipt of the notice at the Principal Office. Currently, no charge is imposed for changing premium allocation instructions. The Company reserves the right to impose such a charge in the future, but guarantees that the charge will not exceed $25.

If allocation changes by telephone are elected by the Policyowner, a properly completed authorization form must be on file before telephone requests will be honored. The policy of the Company and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among other things, requiring some form of personal identification prior to acting upon instructions received by telephone. All transfer instructions by telephone are tape recorded.

INVESTMENT RISK

The Policy Value in the Sub-Accounts will vary with their investment experience; you bear this investment risk. The investment performance may affect the Death Proceeds as well. Policyowners periodically should review their allocations of premiums and Policy Value in light of market conditions and overall financial planning requirements.

TRANSFER PRIVILEGE

Subject to the Company's then current rules, you may at any time transfer the Policy Value among the Sub-Accounts or between a Sub-Account and the General Account. However, the Policy Value held in the General Account to secure a Policy loan may not be transferred.

All requests for transfers must be made to the Principal Office. The amount transferred will be based on the Policy Value in the Accounts next computed after receipt of the transfer order. The Company will make transfers pursuant to written or telephone request. As discussed in THE POLICY -- "Allocation of Net Premiums," a properly completed authorization form must be on file at the Principal Office before telephone requests will be honored.

Currently, transfers to and from the General Account are permitted only if:

    - there has been at least a 90-day period since the last transfer from the General Account, and

    - the amount transferred from the General Account in each transfer does not exceed the lesser of $100,000, or 25% of the Accumulated Value under the Policy.

These rules are subject to change by the Company.

DOLLAR-COST AVERAGING OPTION AND AUTOMATIC REBALANCING OPTION

You may have automatic transfers of at least $100 a month made on a periodic basis:

    - from the Sub-Accounts which invest in the Money Market Fund and Government Bond Fund of the Trust, respectively, to one or more of the other Sub-Accounts ("Dollar-Cost Averaging Option"), or

    - to reallocate Policy Value among the Sub-Accounts ("Automatic Rebalancing Option").

Automatic transfers may be made on a monthly, bi-monthly, quarterly, semi-annual or annual schedule. Generally, all transfers will be processed on the 15th of each scheduled month. If the 15th is not a business day, however, or is the Monthly Payment Date, the automatic transfer will be processed on the next business day. The Dollar-Cost Averaging Option and the Automatic Rebalancing Option may not be in effect at the same time.

TRANSFER PRIVILEGE SUBJECT TO POSSIBLE LIMITS

The transfer privilege is subject to the Company's consent. The Company reserves the right to impose limitations on transfers including, but not limited to:

    - the minimum amount that may be transferred,

    - the minimum amount that may remain in a Sub-Account following a transfer from that Sub-Account,

    - the minimum period of time between transfers involving the General Account, and

    - the maximum amount that may be transferred each time from the General Account.

Currently, the first 12 transfers in a Policy year will be free of any charge. Thereafter, a $10 transfer charge will be deducted from the amount transferred for each transfer in that Policy year. The Company may increase or decrease this charge, but it is guaranteed never to exceed $25. The first automatic transfer counts as one transfer towards the 12 free transfers allowed in each Policy year; each subsequent automatic transfer is without charge and does not reduce the remaining number of transfers which may be made free of charge. Any transfers made with respect to a conversion privilege, Policy loan or material change in investment policy will not count towards the 12 free transfers.

DEATH PROCEEDS

The Policy provides two death benefit options: The Option 1 and the Option 2 (for more information, see SUM INSURED OPTIONS). The Policy provides for the payment of the Death Proceeds under the applicable death benefit option to the named Beneficiary on the death of the last surviving Insured. There are no Death Proceeds payable on the death of the first Insured to die. Within 90 days of the death of the first Insured to die, or as soon thereafter as is reasonably possible, due proof of such death must be received at the Principal Office. As long as the Policy remains in force (see POLICY TERMINATION AND REINSTATEMENT), the Company will pay the Death Proceeds to the named Beneficiary, upon due proof of the death of the last surviving Insured.

The Company will normally pay the Death Proceeds within seven days of receiving due proof of the death of the last surviving Insured, but the Company may delay payments under certain circumstances. See OTHER POLICY PROVISIONS -- "Postponement of Payments." The Death Proceeds may be received by the Beneficiary in cash or under one or more of the payment options set forth in the Policy. See APPENDIX B -- PAYMENT OPTIONS.

Prior to the Final Premium Payment Date, the Death Proceeds are:

    - the Sum Insured provided under Option 1 or Option 2, whichever is elected and in effect on the date of death of the last surviving Insured; plus

    - any additional insurance on the Insureds' lives that is provided by rider; minus

    - any outstanding Debt, any partial withdrawals and partial withdrawal charges, and any Monthly Deductions due and unpaid through the Policy month in which the last surviving Insured dies.

After the Final Premium Payment Date, the Death Proceeds equal the Surrender Value of the Policy. The amount of Death Proceeds payable will be determined as of the date the Company receives due proof of death of the last surviving Insured for Option 2 and date of death of the last surviving Insured for Option 1.

SUM INSURED OPTIONS

The Policy provides two Sum Insured Options: Option 1 and Option 2, as described below. You designate the desired Sum Insured Option in the applications. You may change the option once per Policy year by Written Request. There is no charge for a change in option.

Under Option 1, the Sum Insured is equal to the greater of the Face Amount of insurance or the Guideline Minimum Sum Insured. Under Option 2, the Sum Insured is equal to the greater of the Face Amount of insurance plus the Policy Value or the Guideline Minimum Sum Insured.

GUIDELINE MINIMUM SUM INSURED

The Guideline Minimum Sum Insured is equal to a percentage of the Policy Value as set forth in the first Table below (for all Policies issued in Pennsylvania and for certain other Policies* described below, Table 2 applies). The Guideline Minimum Sum Insured is determined in accordance with Code regulations to ensure that the Policy qualifies as a life insurance contract and that the insurance proceeds will be excluded from the gross income of the Beneficiary.

                    GUIDELINE MINIMUM SUM INSURED -- TABLE 1
          (AGE OF YOUNGER INSURED ON DEATH OF LAST SURVIVING INSURED)

Age                             Percentage         Age                             Percentage
---                             ----------         ---                             ----------
Under 60......................     300%            78............................     180%
60............................     300%            79............................     173%
61............................     293%            80............................     167%
62............................     286%            81............................     163%
63............................     279%            82............................     159%
64............................     272%            83............................     155%
65............................     265%            84............................     151%
66............................     258%            85............................     147%
67............................     251%            86............................     143%
68............................     244%            87............................     139%
69............................     237%            88............................     135%
70............................     230%            89............................     130%
71............................     223%            90............................     125%
72............................     217%            91............................     120%
73............................     211%            92............................     115%
74............................     205%            93............................     110%
75............................     198%            94............................     105%
76............................     192%            95............................     100%
77............................     186%            Over 95.......................     100%

For all Policies issued in Pennsylvania and for certain other Policies* described below, GUIDELINE MINIMUM SUM INSURED -- TABLE 2 applies, as follows:

                    GUIDELINE MINIMUM SUM INSURED -- TABLE 2
          (AGE OF YOUNGER INSURED ON DEATH OF LAST SURVIVING INSURED)

Age                             Percentage         Age                             Percentage
---                             ----------         ---                             ----------
Thru 40.......................     250%            61............................     128%
41............................     243%            62............................     126%
42............................     236%            63............................     124%
43............................     229%            64............................     122%
44............................     222%            65............................     120%
45............................     215%            66............................     119%
46............................     209%            67............................     118%
47............................     203%            68............................     117%
48............................     197%            69............................     116%
49............................     191%            70............................     115%
50............................     185%            71............................     113%
51............................     178%            72............................     111%
52............................     171%            73............................     109%
53............................     164%            74............................     107%
54............................     157%            75 thru 90....................     105%
55............................     150%            91............................     104%
56............................     146%            92............................     103%
57............................     142%            93............................     102%
58............................     138%            94............................     101%
59............................     134%            95............................     100%
60............................     130%

* For a period of 90 days after a state insurance department has approved the use of GUIDELINE MINIMUM SUM INSURED -- TABLE 2, the Company will permit Policyowners in that state to endorse the Policy to elect GUIDELINE MINIMUM SUM INSURED -- TABLE 2. After a state insurance department has approved its use, all new Policies issued in that state will utilize GUIDELINE MINIMUM SUM INSURED -- TABLE 2.

Under both Option 1 and Option 2 the Sum Insured provides insurance protection. Under Option 1, the Sum Insured remains level unless the applicable percentage of Policy Value under Guideline Minimum Sum Insured exceeds the Face Amount, in which case the Sum Insured will vary as the Policy Value varies. Under Option 2, the Sum Insured varies as the Policy Value changes.

For any Face Amount, the amount of the Sum Insured and the Death Proceeds will be greater under Option 2 than under Option 1, since the Policy Value is added to the specified Face Amount and included in the Death Proceeds only under Option 2. However, the cost of insurance included in the Monthly Deduction will be greater, and thus the rate at which Policy Value will accumulate will be slower, under Option 2 than under Option 1 (assuming the same specified Face Amount and the same actual premiums paid). See CHARGES AND DEDUCTIONS -- "Monthly Deduction from Policy Value."

If the Policyowner desires to have premium payments and investment performance reflected in the amount of the Sum Insured, the Policyowner should choose
Option 2. If the Policyowner desires premium payments and investment performance reflected to the maximum extent in the Policy Value, you should select
Option 1.

ILLUSTRATIONS

For purposes of this illustration, assume that the younger Insured is under the Age of 40, that there is no outstanding Debt, and that GUIDELINE MINIMUM SUM INSURED -- TABLE 1 applies.

ILLUSTRATION OF OPTION 1

Under Option 1, a Policy with a $300,000 Face Amount will generally have a Sum Insured equal to $300,000. However, because the Sum Insured must be equal to or greater than 300% of Policy Value, if at any time the Policy Value exceeds $100,000, the Sum Insured will exceed the $300,000 Face Amount. In this example, each additional dollar of Policy Value above $100,000 will increase the Sum Insured by $3.00. For example, a Policy with a Policy Value of $125,000 will have a Guideline Minimum Sum Insured of $375,000 ($125,000 X 3.00); Policy Value of $150,000 will produce a Guideline Minimum Sum Insured of $450,000 ($150,000 X 3.00); and Policy Value of $200,000 will produce a Guideline Minimum Sum Insured of $600,000 ($200,000 X 3.00).

Similarly, so long as Policy Value exceeds $100,000, each dollar taken out of Policy Value will reduce the Sum Insured by $3.00. If, for example, the Policy Value is reduced from $125,000 to $100,000 because of partial withdrawals, charges or negative investment performance, the Sum Insured will be reduced from $375,000 to $300,000. If at any time, however, the Policy Value multiplied by the applicable percentage is less than the Face Amount, the Sum Insured will equal the Face Amount of the Policy.

The applicable percentage becomes lower as the younger Insured's Age increases. If the younger Insured's Age in the above example were, for example, 70 (rather than between 0 and 40), the applicable percentage would be 230%. The Sum Insured would not exceed the $300,000 Face Amount unless the Policy Value exceeded $130,436 (rather than $100,000), and each dollar then added to or taken from Policy Value would change the Sum Insured by $2.30.

ILLUSTRATION OF OPTION 2

For purposes of this illustration, assume that the younger Insured is under the Age of 40 and that there is no outstanding Debt, and that GUIDELINE MINIMUM INSURED -- TABLE 1 applies.

Under Option 2, a Policy with a Face Amount of $300,000 will generally produce a Sum Insured of $300,000 plus Policy Value. For example, a Policy with Policy Value of $50,000 will produce a Sum Insured of $350,000 ($300,000 + $50,000);
Policy Value of $80,000 will produce a Sum Insured of $380,000 ($300,000 + $80,000); Policy Value of $100,000 will produce a Sum Insured of $400,000 ($300,000 + $100,000). However, the Sum Insured must be at least 300% of the Policy Value. Therefore, if the Policy Value is greater than $150,000, 300% of that amount will be the Sum Insured, which will be greater than the Face Amount plus Policy Value. In this example, each additional dollar of Policy Value above $150,000 will increase the Sum Insured by $3.00. For example, if the Policy Value is $200,000, the Guideline Minimum Sum Insured will be $600,000 ($200,000 X 3.00); Policy Value of $250,000 will produce a Guideline Minimum Sum Insured of $750,000 ($250,000 X 3.00); and Policy Value of $300,000 will produce a Guideline Minimum Sum Insured of $900,000 ($300,000 X 3.00).

Similarly, if Policy Value exceeds $150,000, each dollar taken out of Policy Value will reduce the Sum Insured by $3.00. If, for example, the Policy Value is reduced from $200,000 to $150,000 because of partial withdrawals, charges or negative investment performance, the Sum Insured will be reduced from $600,000 to $450,000. If at any time, however, Policy Value multiplied by the applicable percentage is less than the Face Amount plus Policy Value, then the Sum Insured will be the current Face Amount plus Policy Value.

The applicable percentage becomes lower as the younger Insured's Age increases. If the Insured's Age in the above example were 70, the applicable percentage would be 230%, so that the Sum Insured must be at least 2.30 times the Policy Value. The amount of the Sum Insured would be the sum of the Policy Value plus $300,000 unless the Policy Value exceeded $230,769 (rather than $150,000). Each dollar added to or subtracted from the Policy would change the Sum Insured by $2.30.

The Sum Insured under Option 2 will always be the greater of the Face Amount plus Policy Value or the Policy Value multiplied by the applicable percentage.

CHANGE IN SUM INSURED OPTION

Generally, the Sum Insured Option in effect may be changed once each Policy year by sending a Written Request for change to the Principal Office. Changing Sum Insured Options will not require Evidence of Insurability. The effective date of any such change will be the Monthly Payment Date on or following the date of receipt of the request. No charges will be imposed on changes in Sum Insured Options.

CHANGE FROM OPTION 1 TO OPTION 2

If the Sum Insured Option is changed from Option 1 to Option 2, the Face Amount will be decreased to equal the Sum Insured less the Policy Value on the effective date of the change. This change may not be made if it would result in a Face Amount less than $100,000. A change from Option 1 to Option 2 will not alter the amount of the Sum Insured at the time of the change, but will affect the determination of the Sum Insured from that point on. Because the Policy Value will be added to the new specified Face Amount, the Sum Insured will vary with the Policy Value. Thus, under Option 2, the Insurance Amount at Risk will always equal the Face Amount unless the Guideline Minimum Sum Insured is in effect. The cost of insurance may also be higher or lower than it otherwise would have been without the change in Sum Insured Option. See CHARGES AND DEDUCTIONS -- "Monthly Deduction from Policy Value."

CHANGE FROM OPTION 2 TO OPTION 1

If the Sum Insured Option is changed from Option 2 to Option 1, the Face Amount will be increased to equal the Sum Insured which would have been payable under Option 2 on the effective date of the change (i.e. the Face Amount immediately prior to the change plus the Policy Value on the date of the change). The amount of the Sum Insured will not be altered at the time of the change. However, the change in option will affect the determination of the Sum Insured from that point on, since the Policy Value will no longer be added to the Face Amount in determining the Sum Insured; the Sum Insured will equal the new Face Amount (or, if higher, the Guideline Minimum Sum Insured). The cost of insurance may be higher or lower than it otherwise would have been since any increases or decreases in Policy Value will, respectively, reduce or increase the Insurance Amount at Risk under Option 1. Assuming a positive net investment return with respect to any amounts in the Separate Account, changing the Sum Insured Option from Option 2 to Option 1 will reduce the Insurance Amount at Risk and therefore the cost of insurance charge for all subsequent Monthly Deductions, compared to what such charge would have been if no such change were made.

A change in Sum Insured Option may result in total premiums paid exceeding the then current maximum premium limitation determined by IRS rules. In such event, the Company will pay the excess to you. See THE POLICY -- "Premium Payments."

CHANGE IN FACE AMOUNT

Subject to certain limitations, you may increase or decrease the specified Face Amount of a Policy at any time by submitting a Written Request to the Company. Any increase or decrease in the specified Face Amount requested by you will become effective on the Monthly Payment Date on or next following the date of receipt of the request at the Principal Office or, if Evidence of Insurability is required, the date of approval of the request.

INCREASES IN FACE AMOUNT

Along with the Written Request for an increase, you must submit satisfactory Evidence of Insurability. The consent of the Insureds is also required whenever the Face Amount is increased. A request for an increase in Face Amount may not be less than $100,000. You may not increase the Face Amount after the younger Insured reaches Age 80 or the older Insured reaches Age 85. An increase must be accompanied by an additional premium if the Surrender Value is less than $50 plus an amount equal to the sum of two Minimum Monthly Factors.

On the effective date of each increase in Face Amount, a transaction charge of $40 will be deducted from Policy Value for administrative costs. The effective date of the increase will be the first Monthly Payment Date on or following the date all of the conditions for the increase are met.

An increase in the Face Amount will generally affect the Insurance Amount at Risk and may affect the portion of the Insurance Amount at Risk included in various Premium Classes (if more than one Premium Class applies), both of which may affect the monthly cost of insurance charges. A surrender charge will also be calculated for the increase. See CHARGES AND DEDUCTIONS -- "Monthly Deduction from Policy Value" and "Surrender Charge."

After increasing the Face Amount, you will have the right (1) during a free-look period, to have the increase canceled and the charges which would not have been deducted but for the increase will be credited to the Policy and (2) during the first 24 months following the increase, to transfer any or all Policy Value to the General Account free of charge. See THE POLICY -- "Free-Look Period" and "Conversion Privileges." A refund of charges which would not have been deducted but for the increase will be made at your request.

DECREASES IN THE FACE AMOUNT

The minimum amount for a decrease in Face Amount is $100,000. The Face Amount in force after any decrease may not be less than $100,000. If, following a decrease in Face Amount, the Policy would not comply with the maximum premium limitation applicable under the IRS rules, the decrease may be limited or Policy Value may be returned to you (at your election) to the extent necessary to meet the requirements. A return of Policy Value may result in tax liability to you.

A decrease in the Face Amount will affect the total Insurance Amount at Risk and the portion of the Insurance Amount at Risk covered by various Premium Classes, both of which may affect the Policyowner's monthly cost of insurance charges. See CHARGES AND DEDUCTIONS -- "Monthly Deduction from Policy Value." For purposes of determining the cost of insurance charge, any decrease in the Face Amount will reduce the Face Amount in the following order:

    - the Face Amount provided by the most recent increase;

    - the next most recent increases successively; and

    - the initial Face Amount.

This order will also be used to determine whether a surrender charge will be deducted and in what amount. If you request a decrease in the Face Amount, the amount of any surrender charge deducted will reduce the current Policy Value. You may specify one Sub-Account from which the surrender charge will be deducted. If no specification is provided, the Company will make a Pro-Rata Allocation. The current surrender charge will be reduced by the amount deducted. For more information, see CHARGES AND DEDUCTIONS -- "Surrender Charge" or APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGE.

POLICY VALUE AND SURRENDER VALUE

The Policy Value is the total amount available for investment, and is equal to the sum of:

    - your accumulation in the General Account, PLUS

    - the value of the Accumulation Units in the Sub-Accounts.

The Policy Value is used in determining the Surrender Value (the Policy Value less any Debt and applicable surrender charges). There is no guaranteed minimum Policy Value. Because the Policy Value on any date depends upon a number of variables, it cannot be predetermined.

The Policy Value and the Surrender Value will reflect frequency and amount of Net Premiums paid, interest credited to accumulations in the General Account, the investment performance of the chosen Sub-Accounts, any partial withdrawals, any loans, any loan repayments, any loan interest paid or credited, and any charges assessed in connection with the Policy.

CALCULATION OF POLICY VALUE

The Policy Value is determined first on the Date of Issue and thereafter on each Valuation Date. On the Date of Issue, the Policy Value will be the Net Premiums received, plus any interest earned during the underwriting period when premiums are held in the General Account (before being transferred to the Separate Account; see THE POLICY -- "Applying for the Policy") less any Monthly Deductions due. On each Valuation Date after the Date of Issue the Policy Value will be:

    - the aggregate of the values in each of the Sub-Accounts on the Valuation Date, determined for each Sub-Account by multiplying the value of an Accumulation Unit in that Sub-Account on that date by the number of such Accumulations Units allocated to the Policy; PLUS

    - the value in the General Account (including any amounts transferred to the General Account with respect to a loan).

Thus, the Policy Value is determined by multiplying the number of Accumulation Units in each Sub-Account by the value of the applicable Accumulation Units on the particular Valuation Date, adding the products, and adding the amount of the accumulations in the General Account, if any.

THE ACCUMULATION UNIT

Each Net Premium is allocated to the Sub-Accounts selected by you. Allocations to the Sub-Accounts are credited to the Policy in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account.

The number of Accumulation Units of each Sub-Account credited to the Policy is equal to the portion of the Net Premium allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date the payment is received at the Principal Office. The number of Accumulation Units will remain fixed unless changed by a subsequent split of Accumulation Unit value, transfer, partial withdrawal or Policy surrender. In addition, if the Company is deducting the Monthly Deduction or other charges from a Sub-Account, each such deduction will result in cancellation of a number of Accumulation Units equal in value to the amount deducted.

The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account. That experience, in turn, will reflect the investment performance, expenses and charges of the respective Underlying Fund. The value of an Accumulation Unit was set at $1.00 on the first Valuation Date for each Sub-Account. The dollar value of an Accumulation Unit on a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.

NET INVESTMENT FACTOR

The net investment factor measures the investment performance of a Sub-Account of the Separate Account during the Valuation Period just ended. The net investment factor for each Sub-Account is equal to 1.0000 plus the number arrived at by dividing (a) by (b) and subtracting (c) and (d) from the result, where:

(a) is the investment income of that Sub-Account for the Valuation Period, plus capital gains, realized or unrealized, credited during the Valuation Period; minus capital losses, realized or unrealized, charged during the Valuation Period; adjusted for provisions made for taxes, if any;

(b) is the value of that Sub-Account's assets at the beginning of the Valuation Period;

(c) is a charge for each day in the Valuation Period equal on an annual basis to 0.90% of the daily net asset value of that Sub-Account for mortality and expense risks. This charge may be increased or decreased by the Company, but may not exceed 0.90%; and

(d) is the Separate Account administrative charge for each day in the Valuation Period equal on an annual basis to 0.25% of the daily net asset value of that Sub-Account. This charge is applicable only during the first 15 Policy years.

The net investment factor may be greater or less than one. Therefore, the value of an Accumulation Unit may increase or decrease. You bear the investment risk.

Allocations to the General Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See MORE INFORMATION ABOUT THE GENERAL ACCOUNT.

DEATH PROCEEDS PAYMENT OPTIONS

During the Insureds' lifetimes, you may arrange for the Death Proceeds to be paid in a single sum or under one or more of the available payment options. The payment options currently available are described in APPENDIX B -- PAYMENT OPTIONS. These choices are also available at the Final Premium Payment Date and if the Policy is surrendered. The Company may make more payment options available in the future. If no election is made, the Company will pay the Death Proceeds in a single sum. When the Death Proceeds are payable in a single sum, the Beneficiary may, within one year of the death of the last surviving Insured, select one or more of the payment options if no payments have yet been made.

OPTIONAL INSURANCE BENEFITS

Subject to certain requirements, one or more of the optional insurance benefits described in APPENDIX A -- OPTIONAL BENEFITS may be added to the Policy by rider. The cost of any optional insurance benefits will be deducted as part of the Monthly Deduction. See CHARGES AND DEDUCTIONS -- "Monthly Deduction from Policy Value."

POLICY SURRENDER

You may at any time surrender the Policy and receive its Surrender Value. The Surrender Value is the Policy Value less any Debt and applicable surrender charges. The Surrender Value will be calculated as of the Valuation Date on which a Written Request for surrender and the Policy are received at the Principal Office. A surrender charge will be deducted when the Policy is surrendered if less than 15 full Policy years have elapsed from the Date of Issue of the Policy or from the effective date of any increase in Face Amount. See CHARGES AND DEDUCTIONS -- "Surrender Charge."

The proceeds on surrender may be paid in a single lump sum or under one of the payment options described in APPENDIX B -- PAYMENT OPTIONS. The Company will normally pay the Surrender Value within seven days following the Company's receipt of the surrender request, but the Company may delay payment under the circumstances described in OTHER POLICY PROVISIONS -- "Postponement of Payments."

For important tax consequences which may result from surrender see FEDERAL TAX CONSIDERATIONS.

PARTIAL WITHDRAWALS

Any time after the first Policy year, you may withdraw a portion of the Surrender Value of the Policy, subject to the limits stated below, upon Written Request filed at the Principal Office. The Written Request must indicate the dollar amount you wish to receive and the Accounts from which such amount is to be withdrawn. You may allocate the amount withdrawn among the Sub-Accounts and the General Account. If you do not provide allocation instructions the Company will make a Pro-Rata Allocation. Each partial withdrawal must be in a minimum amount of $500. Under Option 1, the Face Amount is reduced by the amount of the partial withdrawal, and a partial withdrawal will not be allowed if it would reduce the Face Amount below $100,000.

A partial withdrawal from a Sub-Account will result in the cancellation of the number of Accumulation Units equivalent in value to the amount withdrawn. The amount withdrawn equals the amount requested by you plus the transaction charge and any applicable partial withdrawal charge as described under CHARGES AND DEDUCTIONS -- "Charges on Partial Withdrawals." The Company will normally pay the amount of the partial withdrawal within seven days following the Company's receipt of the partial withdrawal request, but the Company may delay payment under certain circumstances described in OTHER POLICY PROVISIONS -- "Postponement of Payments."

For important tax consequences which may result from partial withdrawals, see FEDERAL TAX CONSIDERATIONS.

                             CHARGES AND DEDUCTIONS

Charges will be deducted in connection with the Policy to compensate the Company for providing the insurance benefits set forth in the Policy and any additional benefits added by rider, administering the Policy, incurring distribution expenses, and assuming certain risks in connection with the Policies.

Certain of the charges and deductions described below may be reduced for Policies issued to employees of First Allmerica and its affiliates located at First Allmerica's home office (or at off-site locations if such employees are on First Allmerica's home office payroll); directors of the Company and its affiliates and subsidiaries; employees and registered representatives of any broker-dealer that has entered into a sales agreement with the Company or Allmerica Investments, Inc. ("Allmerica Investments") to sell the Policies, and any spouses or children of the above persons. The Cost of Insurance Charges may be reduced, and no surrender charges, partial withdrawal charges or front-end sales loads will be imposed (and no commissions will be paid), where the Policyowner as of the date of application is within these categories.

TAX EXPENSE CHARGE

A charge will be deducted from each premium payment for the actual state and local premium taxes paid by the Company and a charge of 1% of premiums to compensate the Company for federal taxes imposed for deferred acquisition cost ("DAC") taxes. The premium tax deduction will change if there is a change in tax rates or if the applicable jurisdiction changes (the Company should be notified of any change in address as soon as possible). The Company reserves the right to increase or decrease the 1% DAC tax deduction to reflect changes in the Company's expenses for DAC taxes.

PREMIUM EXPENSE CHARGE

A charge of 1% of premiums will be deducted from each premium payment to partially compensate the Company for the cost of selling the Policies. The premium expense charge is a factor the Company must use when calculating the maximum sales load it can charge under SEC rules during the first two Policy years.

MONTHLY DEDUCTION FROM POLICY VALUE

Prior to the Final Premium Payment Date, a Monthly Deduction from Policy Value will be made to cover a charge for the cost of insurance, a charge for any optional insurance benefits added by rider and a monthly administrative charge. The cost of insurance charge and the monthly administrative charges are discussed below. The Monthly Deduction on or following the effective date of a requested increase in the Face Amount will also include a $40 administrative charge for the increase. See THE POLICY -- "Change in Face Amount."

Prior to the Final Premium Payment Date, the Monthly Deduction will be deducted as of each Monthly Payment Date commencing with the Date of Issue of the Policy. It will be allocated to one Sub-Account according to your instructions or, if no allocation is specified, the Company will make a Pro-Rata Allocation. If the Sub-Account you specify does not have sufficient funds to cover the Monthly Deduction, the Company will deduct the charge for that month as if no specification were made. However, if on subsequent Monthly Payment Dates there is sufficient Policy Value in the Sub-Account you specified, the Monthly Deduction will be deducted from that Sub-Account. No Monthly Deductions will be made on or after the Final Premium Payment Date.

COST OF INSURANCE

This charge is designed to compensate the Company for the anticipated cost of providing Death Proceeds to Beneficiaries of those last surviving Insureds who die prior to the Final Premium Payment Date. The cost of insurance is determined on a monthly basis, and is determined separately for the initial Face Amount and for each subsequent increase in Face Amount. Because the cost of insurance depends upon a number of variables, it can vary from month to month.

CALCULATION OF THE CHARGE

If you select Sum Insured Option 2, the monthly cost of insurance charge for the initial Face Amount will equal the applicable cost of insurance rate multiplied by the initial Face Amount. If you select Sum Insured Option 1, however, the applicable cost of insurance rate will be multiplied by the initial Face Amount less the Policy Value (minus charges for rider benefits) at the beginning of the Policy month. Thus, the cost of insurance charge may be greater for Policyowners who have selected Sum Insured Option 2 than for those who have selected Sum Insured Option 1, assuming the same Face Amount in each case and assuming that the Guideline Minimum Sum Insured is not in effect. In other words, since the Sum Insured under Option 1 remains constant while the Sum Insured under Option 2 varies with the Policy Value, any Policy Value increases will reduce the insurance charge under Option 1 but not under Option 2.

If you select Sum Insured Option 2, the monthly insurance charge for each increase in Face Amount (other than an increase caused by a change in the Sum Insured Option) will be equal to the cost of insurance rate applicable to that increase multiplied by the increase in Face Amount. If you select Sum Insured Option 1, the applicable cost of insurance rate will be multiplied by the increase in the Face Amount reduced by any Policy Value (minus rider charges) in excess of the initial Face Amount at the beginning of the policy month.

EFFECT OF THE GUIDELINE MINIMUM SUM INSURED

If the Guideline Minimum Sum Insured is in effect under either Option, a monthly cost of insurance charge also will be calculated for that additional portion of the Sum Insured which is required to comply with the Guideline rules. This charge will be calculated by:

    - multiplying the cost of insurance rate applicable to the initial Face Amount times the Guideline Minimum Sum Insured (Policy Value times the applicable percentage), MINUS

       - the greater of the Face Amount or the Policy Value (if you selected Sum Insured Option 1)

                                       OR

       - the Face Amount PLUS the Policy Value (if you selected Sum Insured Option 2).

When the Guideline Minimum Sum Insured is in effect, the cost of insurance charge for the initial Face Amount and for any increases will be calculated as set forth above. The monthly cost of insurance charge also will be adjusted for any decreases in the Face Amount. See THE POLICY -- "Change in Face Amount."

COST OF INSURANCE RATES

Cost of insurance rates are based on a blended unisex rate table, Age and Premium Class of the Insureds at the Date of Issue, the effective date of an increase or date of rider, as applicable, the amount of premiums paid less Debt, any partial withdrawals and withdrawal charges, and risk classification. Sex-distinct rates do not apply, except in those states that do not permit unisex rates.

The cost of insurance rates are determined at the beginning of each Policy year for the initial Face Amount. The cost of insurance rates for an increase in Face Amount or rider are determined annually on the anniversary of the effective date of each increase or rider. The cost of insurance rates generally increase as the Insureds' Ages increase. The actual monthly cost of insurance rates will be based on the Company's expectations as to future mortality experience. They will not, however, be greater than the guaranteed cost of insurance rates set forth in the Policy. These guaranteed rates are based on the 1980 Commissioners Standard Ordinary Mortality Table D, Smoker or Non-Smoker, and the Insureds' Ages. The Tables used for this purpose set forth different mortality estimates for smokers and non-smokers. Any change in the cost of insurance rates will apply to all persons of the same insuring Age and Premium Class whose Policies have been in force for the same length of time.

The Premium Class of an Insured will affect the cost of insurance rates. The Company currently places Insureds into standard Premium Classes and substandard Premium Classes. In an otherwise identical Policy, an Insured in the Standard Premium Class will have a lower cost of insurance than an Insured in a substandard Premium Class with a higher mortality risk. The Premium Classes are also divided into two categories: smokers and nonsmokers. Nonsmoking Insureds will incur lower cost of insurance rates than Insureds who are classified as smokers but who are otherwise in the same Premium Class. Any Insured with an Age at issuance under 18 will be classified initially as regular or substandard. The Insured then will be classified as a smoker at Age 18 unless the Insured provides satisfactory evidence that the Insured is a nonsmoker. The Company will provide notice to you of the opportunity for an Insured to be classified as a nonsmoker when the Insured reaches Age 18.

The cost of insurance rate is determined separately for the initial Face Amount and for the amount of any increase in Face Amount. For each increase in Face Amount you request, at a time when an Insured is in a less favorable Premium Class than previously, a correspondingly higher cost of insurance rate will apply only to that portion of the Insurance Amount at Risk for the increase. For the initial Face Amount and any prior increases, the Company will use the Premium Class previously applicable. On the other hand, if an Insured's Premium Class improves on an increase, the lower cost of insurance rate generally will apply to the entire Insurance Amount at Risk.

MONTHLY ADMINISTRATIVE CHARGES

Prior to the Final Premium Payment Date, a monthly administrative charge of $6 per month will be deducted from Policy Value. This charge will be used to compensate the Company for expenses incurred in the administration of the Policy and will compensate the Company for first-year underwriting and other start-up expenses incurred in connection with the Policy. These expenses include the cost of processing applications, conducting medical examinations, determining insurability and the Insureds' Premium Class, and establishing Policy records. The Company does not expect to derive a profit from these charges.

CHARGES AGAINST ASSETS OF THE SEPARATE ACCOUNT

The Company assesses each Sub-Account with a charge for mortality and expense risks assumed by the Company and a charge for administrative expenses of the Separate Account.

MORTALITY AND EXPENSE RISK CHARGE

The Company currently makes a charge on an annual basis of 0.90% of the daily net asset value in each Sub-Account. This charge is for the mortality risk and expense risk which the Company assumes in relation to the variable portion of the Policies. The total charges may be increased or decreased by the Board of Directors of the Company once each year, subject to compliance with applicable state and federal requirements, but it may not exceed 0.90% on an annual basis.

The mortality risk assumed by the Company is that Insureds may live for a shorter time than anticipated, and that the Company will therefore pay an aggregate amount of Death Proceeds greater than anticipated. The expense risk assumed is that the expenses incurred in issuing and administering the Policies will exceed the amounts realized from the administrative charges provided in the Policies. If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If costs are less than the amounts provided, the difference will be a profit to the Company. To the extent this charge results in a current profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses. Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each.

SEPARATE ACCOUNT ADMINISTRATIVE CHARGE

During the first 15 Policy years, the Company assesses a charge on an annual basis of 0.25% of the daily net asset value in each Sub-Account. The charge is assessed to help defray administrative expenses actually incurred in the administration of the Separate Account and the Sub-Accounts and is not expected to be a source of profit. The administrative functions and expenses assumed by the Company in connection with the

Separate Account and the Sub-Accounts include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expenses of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees. No Separate Account administrative charge is imposed after the 15 Policy year.

OTHER CHARGES AND EXPENSES

Because the Sub-Accounts purchase shares of the Underlying Funds, the value of the Accumulation Units of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Funds. The prospectuses and statements of additional information of the Trust, Fidelity VIP, Fidelity VIP II, T. Rowe Price, and DGPF contain additional information concerning such fees and expenses.

No charges are currently made against the Sub-Accounts for federal or state income taxes. Should the Company determine that taxes will be imposed, the Company may make deductions from the Sub-Account to pay such taxes. See FEDERAL TAX CONSIDERATIONS. The imposition of such taxes would result in a reduction of the Policy Value in the Sub-Accounts.

SURRENDER CHARGE

The Policy provides for a contingent surrender charge. A surrender charge may be deducted if you request a full surrender of the Policy or a decrease in Face Amount. The duration of the surrender charge is 15 years from Date of Issue or from the effective date of any increase in the Face Amount. A separate surrender charge, described in more detail below, is calculated upon the issuance of the Policy and for each increase in the Face Amount.

The surrender charge is comprised of a contingent deferred administrative charge and a contingent deferred sales charge. The contingent deferred administrative charge compensates the Company for expenses incurred in administering the Policy. The contingent deferred sales charge compensates the Company for expenses relating to the distribution of the Policy, including agent's commissions, advertising and the printing of the prospectus and sales literature.

The maximum surrender charge calculated upon issuance of the Policy is equal to the sum of (a) plus (b) where:

(a) is a deferred administrative charge equal to $8.50 per thousand dollars of the initial Face Amount, and

(b) is a deferred sales charge of 48% of premiums received up to a maximum number of Guideline Annual Premiums subject to the deferred sales charge that varies by average issue Age from 1.95 (for average issue Ages 5 through 75) to 1.31 (for average issue Age 82).


In accordance with limitations under state insurance regulations, the amount of the maximum surrender charge will not exceed a specified amount per $1,000 initial Face Amount, as indicated in APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES. The maximum surrender charge initially remains level for 40 months, declines by one-half of one percent of the initial amount for 80 months, and then declines by one percent each month thereafter, reaching zero at the end of the 180 Policy Months (15 Policy years), as described in APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES. This reduction in the maximum surrender charge will reduce the deferred sales charge and the deferred administrative charge proportionately.


If you surrender the Policy during the first two Policy years following the Date of Issue, before making premium payments associated with the initial Face Amount which are at least equal to one Guideline Annual Premium, the deferred administrative charge will be $8.50 per thousand dollars of initial Face Amount, as described above, but the deferred sales charge will not exceed 25% of premiums received. See APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES.

SEPARATE SURRENDER CHARGE FOR EACH FACE AMOUNT INCREASE


A separate surrender charge will apply to and is calculated for each increase in Face Amount. The surrender charge for the increase is in addition to that for the initial Face Amount. The maximum surrender charge for the increase is equal to the sum of (a) plus (b), where (a) is equal to $8.50 per thousand dollars of increase, and (b) is a deferred sales charge of 48% of premiums associated with the increase, up to a maximum number of Guideline Annual Premiums (for the increase) subject to the deferred sales charge that varies by average Age (at the time of increase) from 1.95 (for average Ages 5 through 75) to 1.31 (for average Age 82). In accordance with limitations under state insurance regulations, the amount of the surrender charge will not exceed a specified amount per $1,000 of increase, as indicated in APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES. As is true for the initial Face Amount, (a) is a deferred administrative charge and (b) is a deferred sales charge. The maximum surrender charge initially remains level for 40 months, declines by one-half of one percent of the initial amount for 80 months, and then declines by one percent each month thereafter, reaching zero at the end of the 180 Policy Months (15 Policy years), as provided in APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES.


If you surrender the Policy during the first two Policy years following an increase in Face Amount before making premium payments associated with the increase in Face Amount which are at least equal to one Guideline Annual Premium, the deferred administrative charge will be $8.50 per thousand dollars of Face Amount increase, as described above, but the deferred sales charge will not exceed 25% of premiums associated with the increase. See APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES. The premiums associated with the increase are determined as described below.

ALLOCATION OF POLICY VALUE AND PREMIUMS UPON AN INCREASE IN FACE AMOUNT

Additional premium payments may not be required to fund a requested increase in Face Amount. Therefore, a special rule, which is based on relative Guideline Annual Premium payments, applies to allocate a portion of existing Policy Value to the increase and to allocate subsequent premium payments between the initial Face Amount and the increase.

For example, suppose the Guideline Annual Premium is equal to $1,500 before an increase and is equal to $2,000 as a result of the increase. The Policy Value on the effective date of the increase would be allocated 75% ($1,500/$2,000) to the initial Face Amount and 25% to the increase. All future premiums would also be allocated 75% to the initial Face Amount and 25% to the increase. Thus, existing Policy Value associated with the increase will equal the portion of Policy Value allocated to the increase on the effective date of the increase, before any deductions are made. Premiums associated with the increase will equal the portion of the premium payments actually made on or after the effective date of the increase which are allocated to the increase.

See APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES for examples illustrating the calculation of the maximum surrender charge for the initial Face Amount and for any increases, as well as for the surrender charge based on actual premiums paid or associated with any increases.

POSSIBLE SURRENDER CHARGE ON A DECREASE IN THE FACE AMOUNT

A surrender charge may be deducted on a decrease in the Face Amount. In the event of a decrease, the surrender charge deducted is a fraction of the charge that would apply to a full surrender of the Policy. The fraction will be determined by dividing the amount of the decrease by the current Face Amount and multiplying the result by the surrender charge. If more than one surrender charge is in effect (i.e., pursuant to one or more increases in the Face Amount of the Policy), the surrender charge will be applied in the following order:
(1) the most recent increase; (2) the next most recent increases successively, and (3) the initial Face Amount. Where a decrease causes a partial reduction in an increase or in the initial Face Amount, a proportionate share of the surrender charge for that increase or for the initial Face Amount will be deducted. For more information, see APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES.

CHARGES ON PARTIAL WITHDRAWALS

After the first Policy year, partial withdrawals of Surrender Value may be made. The minimum withdrawal is $500. Under Option 1, the Face Amount is reduced by the amount of the partial withdrawal, and a partial withdrawal will not be allowed if it would reduce the Face Amount below $100,000.

A transaction charge, which is the smaller of 2% of the amount withdrawn or $25, will be assessed on each partial withdrawal to reimburse the Company for the cost of processing the withdrawal. The Company does not expect to make a profit on this charge. The transaction fee applies to all partial withdrawals including a Withdrawal without a surrender charge.

A partial withdrawal charge may also be deducted from Policy Value. For each partial withdrawal you may withdraw an amount equal to 10% of the Policy Value on the date the written withdrawal request is received by the Company less the total of any prior withdrawals in that Policy year which were not subject to the partial withdrawal charge, without incurring a partial withdrawal charge. Any partial withdrawal in excess of this amount ("excess withdrawal") will be subject to the partial withdrawal charge. The partial withdrawal charge is equal to 5% of the excess withdrawal up to the amount of the surrender charges on the date of withdrawal.

This right is not cumulative from Policy year to Policy year. For example, if only 8% of Policy Value were withdrawn in Policy year two, the amount you could withdraw in subsequent Policy years would not be increased by the amount you did not withdraw in the second Policy year.

The Policy's outstanding surrender charge will be reduced by the amount of the partial withdrawal charge deducted by proportionately reducing the deferred sales charge component and the deferred administrative charge component. The partial withdrawal charge deducted will decrease existing surrender charges in the following order:

    - first, the surrender charge for the most recent increase in the Face
      Amount;

    - second, the surrender charge for the next most recent increases successively;

    - last, the surrender charge for the initial Face Amount.

TRANSFER CHARGES

The first 12 transfers in a Policy year will be free of charge. Thereafter, a transfer charge of $10 will be imposed for each transfer request to reimburse the Company for the administrative costs incurred in processing the transfer request. The Company reserves the right to increase the charge, but it never will exceed $25. The Company also reserves the right to change the number of free transfers allowed in a Policy year. See THE POLICY -- "Transfer Privilege."

You may have automatic transfers of at least $100 a month made on a periodic basis:

    - from the Sub-Accounts which invest in the Money Market Fund and Government Bond Fund of the Trust to one or more of the other Sub-Accounts; or

    - to reallocate Policy Value among the Sub-Accounts.

The first automatic transfer counts as one transfer towards the 12 free transfers allowed in each Policy year. Each subsequent automatic transfer is without charge and does not reduce the remaining number of transfers which may be made without charge.

If you utilize the Conversion Privilege, Loan Privilege or reallocate Policy Value within 20 days of the Date of Issue of the Policy, any resulting transfer of Policy Value from the Sub-Accounts to the General Account will be free of charge, and in addition to the 12 free transfers in a Policy year. See THE POLICY -- "Conversion Privileges," and POLICY LOANS.

CHARGE FOR INCREASE IN FACE AMOUNT

For each increase in the Face Amount you request, a transaction charge of $40 will be deducted from Policy Value to reimburse the Company for administrative costs associated with the increase. This charge is guaranteed not to increase and the Company does not expect to make a profit on this charge.

OTHER ADMINISTRATIVE CHARGES

The Company reserves the right to impose a charge for the administrative costs incurred for changing the Net Premium allocation instructions, for changing the allocation of any Monthly Deductions among the various Sub-Accounts, or for a projection of values. No such charges are currently imposed and any such charge is guaranteed not to exceed $25.

                                  POLICY LOANS

You may borrow against the Policy Value. Policy loans may be obtained by request to the Company on the sole security of the Policy. The total amount which may be borrowed is the Loan Value. In the first Policy year, the Loan Value is 75% of Policy Value reduced by applicable surrender charges, as well as Monthly Deductions and interest on Debt to the end of the Policy year. The Loan Value in the second Policy year and thereafter is 90% of an amount equal to the Policy Value reduced by applicable surrender charges. There is no minimum limit on the amount of the loan.

The loan amount normally will be paid within seven days after the Company receives the loan request at the Principal Office, but the Company may delay payments under certain circumstances. See OTHER POLICY PROVISIONS -- "Postponement of Payments."

A Policy loan may be allocated among the General Account and one or more Sub-Accounts. If you do not make an allocation, the Company will make a Pro-Rata Allocation based on the amounts in the Accounts on the date the Company receives the loan request. The Policy Value in each Sub-Account equal to the Policy loan allocated to such Sub-Account will be transferred to the General Account, and the number of Accumulation Units equal to the Policy Value so transferred will be canceled. This will reduce the Policy Value in these Sub-Accounts. These transactions are not treated as transfers for purposes of the transfer charge.

LOAN AMOUNT EARNS INTEREST IN GENERAL ACCOUNT

As long as the Policy is in force, the Policy Value in the General Account equal to the loan amount will be credited with interest at an effective annual yield of at least 6.00% per year.

PREFERRED LOAN OPTION

A preferred loan option is available under the Policy. The preferred loan option will be available upon Written Request. You may change a preferred loan to a non-preferred loan at any time upon written request. It may be revoked by you at any time. If this option has been selected, after the tenth Policy anniversary the Policy Value in the General Account that is equal to the loan amount will be credited with interest at an effective annual yield of at least 7.5%. The Company's current practice is to credit a rate of interest equal to the rate being charged for the preferred loan.

There is some uncertainty as to the tax treatment of a preferred loan, which may be treated as a taxable distribution from the Policy. Consult a qualified tax adviser (and see FEDERAL TAX CONSIDERATIONS). THE PREFERRED LOAN OPTION IS NOT AVAILABLE IN ALL STATES.

LOAN INTEREST CHARGED

Outstanding Policy loans are charged interest. Interest accrues daily and is payable in arrears at the annual rate of 8%. Interest is due and payable at the end of each Policy year or on a pro-rata basis for such shorter period as the loan may exist. Interest not paid when due will be added to the loan amount and will bear interest at the same rate. If the new loan amount exceeds the Policy Value in the General Account after the due and unpaid interest is added to the loan amount, the Company will transfer Policy Value equal to that excess loan amount from the Policy Value in each Sub-Account to the General Account as security for the excess loan amount. The Company will allocate the amount transferred among the Sub-Accounts in the same proportion that the Policy Value in each Sub-Account bears to the total Policy Value in all Sub-Accounts.

REPAYMENT OF LOANS

Loans may be repaid at any time prior to the lapse of the Policy. Upon repayment of the Debt, the portion of the Policy Value that is in the General Account securing the loan repaid will be allocated to the various Accounts and increase the Policy Value in such Accounts in accordance with your instructions. If you do not make a repayment allocation, the Company will allocate Policy Value in accordance with your most recent premium allocation instructions; provided, however, that loan repayments allocated to the Separate Account cannot exceed the Policy Value previously transferred from the Separate Account to secure the Debt.

If Debt exceeds the Policy Value less the surrender charge, the Policy will terminate. A notice of such pending termination will be mailed to the last known address of you and any assignee. If you do not make sufficient payment within 62 days after this notice is mailed, the Policy will terminate with no value. See POLICY TERMINATION AND REINSTATEMENT.

EFFECT OF POLICY LOANS

Although Policy loans may be repaid at any time prior to the lapse of the Policy, Policy loans will permanently affect the Policy Value and Surrender Value, and may permanently affect the Death Proceeds. The effect could be favorable or unfavorable, depending upon whether the investment performance of the Sub-Accounts is less than or greater than the interest credited to the Policy Value in the General Account attributable to the loan. Moreover, outstanding Policy loans and the accrued interest will be deducted from the proceeds payable upon the death of the last surviving Insured or surrender.

                      POLICY TERMINATION AND REINSTATEMENT

TERMINATION

The failure to make premium payments will not cause the Policy to lapse unless:

(a) the Surrender Value is insufficient to cover the next Monthly Deduction plus loan interest accrued;

                                       OR

(b) the Debt exceeds the Policy Value less surrender charges.

If one of these situations occurs, the Policy will be in default. You then will have a grace period of 62 days, measured from the date of default, to make sufficient payments to prevent termination. On the date of default, the Company will send a notice to you and to any assignee of record. The notice will state the amount of premium due and the date on which it is due.

Failure to make a sufficient payment within the grace period will result in termination of the Policy. If the last surviving Insured dies during the grace period, the Death Proceeds still will be payable, but any Monthly Deductions due and unpaid through the Policy month in which the last surviving Insured dies, and any other overdue charge, will be deducted from the Death Proceeds.

LIMITED 48-MONTH GUARANTEE

Except for the situation described in (b) above, the Policy is guaranteed not to lapse during the first 48 months after the Date of Issue or the effective date of an increase in the Face Amount if you make a minimum amount of premium payments. The minimum amount paid, minus the Debt, partial withdrawals and partial withdrawal charges, must be at least equal to the sum of the Minimum Monthly Factor for the number of months the Policy, increase in Face Amount, or a Policy Change which causes a change in the Minimum Monthly Factor has been in force. A Policy change which causes a change in the Minimum Monthly Factor is a change in the Face Amount or the addition or deletion of a rider.

Except for the first 48 months after the Date of Issue or the effective date of an increase, payments equal to the Minimum Monthly Factor do not guarantee that the Policy will remain in force.

REINSTATEMENT

If the Policy has not been surrendered and either or both the Insureds is alive, the terminated Policy may be reinstated any time within three years after the date of default and before the Final Premium Payment Date. The reinstatement will be effective on the Monthly Payment Date following the date you submit the following to the Company:

    - a written application for reinstatement,

    - Evidence of Insurability showing that the Insureds is insurable according to the Company's underwriting rules, and

    - a premium that, after the deduction of the tax expense charge and premium expense charge, is large enough to cover the minimum amount payable, as described below.

MINIMUM AMOUNT PAYABLE

If reinstatement is requested when fewer than 48 Monthly Deductions have been made since the Date of Issue or the effective date of an increase in the Face Amount, you must pay the lesser of the amount shown in (1) or (2). Under (1), the minimum amount payable is the Minimum Monthly Factor for the three-month period beginning on the date of reinstatement. Under (2), the minimum amount payable is the sum of

    - the amount by which the surrender charge as of the date of reinstatement exceeds the Policy Value on the date of default, plus

    - Monthly Deductions for the three-month period beginning on the date of reinstatement.

If reinstatement is requested after 48 Monthly Deductions have been made since the Date of Issue of the Policy or any increase in the Face Amount, you must pay the amount shown in (b) above. The Company reserves the right to increase the Minimum Monthly Factor upon reinstatement.

SURRENDER CHARGE

The surrender charge on the date of reinstatement is the surrender charge which would have been in effect had the Policy remained in force from the Date of Issue. The Policy Value less Debt on the date of default will be restored to the Policy to the extent it does not exceed the surrender charge on the date of reinstatement. Any Policy Value less the Debt as of the date of default which exceeds the surrender charge on the date of reinstatement will not be restored.

POLICY VALUE ON REINSTATEMENT

The Policy Value on the date of reinstatement is:

    - the Net Premium paid to reinstate the Policy increased by interest from the date the payment was received at the Principal Office, PLUS

    - an amount equal to the Policy Value less Debt on the date of default to the extent it does not exceed the surrender charge on the date of reinstatement, MINUS

    - the Monthly Deduction due on the date of reinstatement.

You may not reinstate any Debt outstanding on the date of default or foreclosure.

                            OTHER POLICY PROVISIONS

The following Policy provisions may vary in certain states in order to comply with requirements of the insurance laws, regulations, and insurance regulatory agencies in those states.

POLICYOWNER

The Policyowner is named in the applications for the Policy. The Policyowner is generally entitled to exercise all rights under the Policy while the Insureds are alive, subject to the consent of any irrevocable Beneficiary (the consent of a revocable Beneficiary is not required). The consent of the Insureds is required whenever the Face Amount of insurance is increased.

BENEFICIARY

The Beneficiary is the person or persons to whom the insurance proceeds are payable upon the death of the last surviving Insured. Unless otherwise stated in the Policy, the Beneficiary has no rights in the Policy before the death of the last surviving Insured. While the Insureds are alive, you may change any Beneficiary unless you have declared a Beneficiary to be irrevocable. If no Beneficiary is alive when the last surviving Insured dies, the Policyowner (or the Policyowner's estate) will be the Beneficiary. If more than one Beneficiary is alive when the last surviving Insured dies, they will be paid in equal shares, unless you have chosen otherwise. Where there is more than one Beneficiary, the interest of a Beneficiary who dies before the last surviving Insured dies will pass to surviving Beneficiaries proportionally.

INCONTESTABILITY

The Company will not contest the validity of the Policy after it has been in force during the lifetimes of both Insureds for two years from the Date of Issue. The Company will not contest the validity of any increase in the Face Amount after such increase or rider has been in force during the lifetimes of both Insureds for two years from its effective date.

SUICIDE

The Death Proceeds will not be paid if either Insured commits suicide, while sane or insane, within two years from the Date of Issue. Instead, the Company will pay the Beneficiary an amount equal to all premiums paid for the Policy, without interest, less any outstanding Debt and less any partial withdrawals. If either Insured commits suicide, while sane or insane, generally within two years from the effective date of any increase in the Sum Insured, the Company's liability with respect to such increase will be limited to a refund of the cost thereof. The Beneficiary will receive the administrative charges and insurance charges paid for such increase.

NOTICE OF FIRST INSURED TO DIE

Within 90 days of the death of the first Insured to die, or as soon thereafter as is reasonably possible, you must mail to the Principal Office due proof of such death.

AGE

If the Age of either Insured as stated in the application for the Policy is not correct, benefits under the Policy will be adjusted to reflect the correct Age, if death of the last surviving Insured occurs prior to the Final Premium Payment Date. The adjusted benefit will be that which the most recent cost of insurance charge would have purchased for the correct Age. In no event will the Sum Insured be reduced to less than the Guideline Minimum Sum Insured.

ASSIGNMENT

The Policyowner may assign the Policy as collateral or make an absolute assignment of the Policy. All rights under the Policy will be transferred to the extent of the assignee's interest. The consent of the assignee may be required in order to make changes in premium allocations, to make transfers, or to exercise other rights under the Policy. The Company is not bound by an assignment or release thereof, unless it is in writing and is recorded at the Principal Office. When recorded, the assignment will take effect as of the date the Written Request was signed. Any rights created by the assignment will be subject to any payments made or actions taken by the Company before the assignment is recorded. The Company is not responsible for determining the validity of any assignment or release.

POSTPONEMENT OF PAYMENTS

Payments of any amount due from the Separate Account upon surrender, partial withdrawals, or death of the last surviving Insured, as well as payments of a Policy loan and transfers may be postponed whenever: (a) the New York Stock Exchange is closed for other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the SEC or
(b) an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets. Payments under the Policy of any amounts derived from the premiums paid by check may be delayed until such time as the check has cleared your bank.

The Company also reserves the right to defer payment of any amount due from the General Account upon surrender, partial withdrawal or death of the last surviving Insured, as well as payments of Policy loans and transfers from the General Account, for a period not to exceed six months.

                                 VOTING RIGHTS

To the extent required by law, the Company will vote Underlying Fund shares held by each Sub-Account in accordance with instructions received from Policyowners with Policy Value in such Sub-Account. If the 1940 Act or any rules thereunder should be amended or if the present interpretation of the 1940 Act or such rules should change, and as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Policies, the Company reserves the right to do so.

Each person having a voting interest will be provided with proxy materials of the respective Underlying Fund together with an appropriate form with which to give voting instructions to the Company. Shares held in each Sub-Account for which no timely instructions are received will be voted in proportion to the instructions received from all persons with an interest in such Sub-Account who furnish instructions to the Company. The Company will also vote shares that it owns and which are not attributable to Policies in the same proportion.

The number of votes which the Policyowner has the right to instruct will be determined by the Company as of the record date established for the Underlying Fund. This number is determined by dividing each Policyowner's Policy Value in the Sub-Account, if any, by the net asset value of one share in the corresponding Underlying Fund in which the assets of the Sub-Account are invested.

We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the Fund shares be voted so as (1) to cause a change in the subclassification or investment objective of one or more of the Underlying Funds or (2) to approve or disapprove an investment advisory contract for the Funds. In addition, we may disregard voting instructions that are in favor of any change in the investment policies or in any investment adviser or principal underwriter if the change has been initiated by Policyowners or the Trustees. Our disapproval of any such change must be reasonable and, in the case of a change in investment policies or investment adviser, based on a good faith determination that such change would be contrary to state law or otherwise is inappropriate in light of the objectives and purposes of the Funds. In the event we do disregard voting instructions, a summary of that action and the reasons for that action will be included in the next periodic report to Policyowners.

                DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

NAME AND POSITION WITH COMPANY           PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------           ----------------------------------------------
Bruce C. Anderson                     Director (since 1996), Vice President (since 1984)
  Director                            and Assistant Secretary (since 1992) of First
                                      Allmerica

Warren E. Barnes                      Vice President (since 1996) and Corporate Controller
  Vice President and Corporate        (since 1998) of First Allmerica
  Controller

Mark R. Colborn                       Director (since 2000) and Vice President (since 1992)
  Director and Vice President         of First Allmerica.

Mary Eldridge                         Secretary (since 1999) of First Allmerica; Secretary
  Secretary                           (since 1999) of Allmerica Investments, Inc.; and
                                      Secretary (since 1999) of Allmerica Financial
                                      Investment Management Services, Inc.

J. Kendall Huber                      Director, Vice President and General Counsel of First
  Director, Vice President and        Allmerica (since 2000); Vice President (1999) of
  General Counsel                     Promos Hotel Corporation; Vice President & Deputy
                                      General Counsel (1998-1999) of Legg Mason, Inc.; Vice
                                      President and Deputy General Counsel (1995-1998) of
                                      USF&G Corporation.

John P. Kavanaugh                     Director and Chief Investment Officer (since 1996)
  Director, Vice President and Chief  and Vice President (since 1991) of First Allmerica;
  Investment Officer                  Vice President (since 1998) of Allmerica Financial
                                      Investment Management Services, Inc.; and President
                                      (since 1995) and Director (since 1996) of Allmerica
                                      Asset Management, Inc.

J. Barry May                          Director (since 1996) of First Allmerica; Director
  Director                            and President (since 1996) of The Hanover Insurance
                                      Company; and Vice President (1993 to 1996) of The
                                      Hanover Insurance Company

James R. McAuliffe                    Director (since 1996) of First Allmerica; Director
  Director                            (since 1992), President (since 1994) and Chief
                                      Executive Officer (since 1996) of Citizens Insurance
                                      Company of America

Mark C. McGivney                      Vice President (since 1997) and Treasurer (since
  Vice President and Treasurer        2000) of First Allmerica; Associate, Investment
                                      Banking (1996 --1997) of Merrill Lynch & Co.;
                                      Associate, Investment Banking (1995) of Salomon
                                      Brothers, Inc.; Treasurer (since 2000) of Allmerica
                                      Investments, Inc., Allmerica Asset Management, Inc.
                                      and Allmerica Financial Investment Management
                                      Services, Inc.

John F. O'Brien                       Director, President and Chief Executive Officer
  Director and Chairman of the Board  (since 1989) of First Allmerica

Edward J. Parry, III                  Director and Chief Financial Officer (since 1996),
  Director, Vice President, Chief     Vice President (since 1993), and Treasurer (1993 -
  Financial Officer                   2000) of First Allmerica

Richard M. Reilly                     Director (since 1996) and Vice President (since 1990)
  Director, President and Chief       of First Allmerica; President (since 1995) of
  Executive Officer                   Allmerica Financial Life Insurance and Annuity
                                      Company; Director (since 1990) of Allmerica
                                      Investments, Inc.; and Director and President (since
                                      1998) of Allmerica Financial Investment Management
                                      Services, Inc.

NAME AND POSITION WITH COMPANY           PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------           ----------------------------------------------
Robert P. Restrepo, Jr.               Director and Vice President (since 1998) of First
  Director                            Allmerica; Director (since 1998) of The Hanover
                                      Insurance Company; Chief Executive Officer (1996 to
                                      1998) of Travelers Property & Casualty; Senior Vice
                                      President (1993 to 1996) of Aetna Life & Casualty
                                      Company

Eric A. Simonsen                      Director (since 1996) and Vice President (since 1990)
  Director and Vice President         of First Allmerica; Director (since 1991) of
                                      Allmerica Investments, Inc.; and Director (since
                                      1991) of Allmerica Financial Investment Management
                                      Services, Inc.

                                  DISTRIBUTION

Allmerica Investments, Inc. ("Allmerica Investments"), an indirect subsidiary of First Allmerica, acts as the principal underwriter of the Policies pursuant to a Sales and Administrative Services Agreement with the Company and the Separate Account. Allmerica Investments is registered with the SEC as a broker-dealer, and is a member of the National Association of Securities Dealers, Inc. The Policies are sold by agents of the Company who are registered representatives of Allmerica Investments, or of broker-dealers which have entered into selling agreements with Allmerica Investments.

The Company pays to registered representatives who sell the Policy Commissions based on a commission schedule. After issue of the Policy or an increase in Face Amount, commissions generally will equal 50 percent of the first year premiums up to a basic premium amount established by the Company. Thereafter, commissions will generally equal 3.5% of any additional premiums. Certain registered representatives, including registered representatives enrolled in the Company's training program for new agents, may receive additional first year and renewal commissions and training reimbursements. General Agents of the Company and certain registered representatives may also be eligible to receive expense reimbursements based on the amount of earned commissions. General Agents may also receive overriding commissions, which will not exceed 10% of first-year or 14% of renewal premiums.

The Company intends to recoup the commission and other sales expense through a combination of the deferred sales charge component of the anticipated surrender and partial withdrawal charges, and the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company. There is no additional charge to you or to the Separate Account. Any surrender charge assessed on the Policy will be retained by the Company except for amounts it may pay to Allmerica Investments for services it performs and expenses it may incur as principal underwriter and general distributor services.

                                    REPORTS

The Company will maintain the records relating to the Separate Account. You will be promptly sent statements of significant transactions such as premium payments, changes in specified Face Amount, changes in Sum Insured Option, transfers among Sub-Accounts and the General Account, partial withdrawals, increases in loan amount by you, loan repayments, lapse, termination for any reason, and reinstatement. An annual statement will also be sent to you within 30 days after a Policy anniversary. The annual statement will summarize all of the above transactions and deductions of charges during the Policy year. It will also set forth the status of the Death Proceeds, Policy Value, Surrender Value, amounts in the Sub-Accounts and General Account, and any Policy loans. The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume that all transactions are accurately reported on confirmation statements and quarterly/annual statements unless the Owner notifies the Principal Office in writing within 30 days after receipt of the statement. In addition, you will be sent periodic reports containing financial statements and other information for the Separate Account and the Underlying Investment Companies as required by the 1940 Act.

                               LEGAL PROCEEDINGS

There are no legal proceedings pending to which the Separate Account is a party, or to which the assets of the Separate Account are subject. The Company and Allmerica Investments, Inc. are not involved in any litigation that is of material importance in relation to their total assets or that relates to the Separate Account.

                              FURTHER INFORMATION

A Registration Statement under the 1933 Act relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted from this Prospectus pursuant to the rules and regulations of the SEC. Statements contained in this Prospectus concerning the Policy and other legal documents are summaries. The complete documents and omitted information may be obtained from the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees.

                            INDEPENDENT ACCOUNTANTS

The financial statements of the Company as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999, and the financial statements of Inheiritage Account of the Company as of December 31, 1999 and for the periods indicated, included in this Prospectus constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Policy.

                           FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of the Policy, on loans, withdrawals, or surrenders, on death benefit payments, and on the economic benefit to the Policyowner or the Beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of the present federal income tax laws as they are currently interpreted. From time to time legislation is proposed which, if passed, could significantly, adversely and, possibly retroactively, affect the taxation of the Policies. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

It should be recognized that the following summary of federal income tax aspects of amounts received under the Policies is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. Specifically, the discussion below does not address certain tax provisions that may be applicable if the Policyowner is a corporation or the trustee of an employee benefit plan. A qualified tax adviser should always be consulted with regard to the application of law to individual circumstances.

THE COMPANY AND THE SEPARATE ACCOUNT

The Company is taxed as a life insurance company under Subchapter L of the Code and files a consolidated tax return with its parent and affiliates. The Company does not expect to incur any income tax upon the earnings or realized capital gains attributable to the Separate Account. Based on these expectations, no charge is made for federal income taxes which may be attributable to the Separate Account.

The Company will review periodically the question of a charge to the Separate Account for federal income taxes. Such a charge may be made in future years for any federal income taxes incurred by the Company. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what the Company believes it to be, if there are changes made in the federal income tax treatment of variable life insurance at the Company level, or if there is a change in the Company's tax status. Any such charge would be designed to cover the federal income taxes attributable to the investment results of the Separate Account.

Under current laws the Company may also incur state and local taxes (in addition to premium taxes) in several states. At present these taxes are not significant. If there is a material change in applicable state or local tax laws, charges may be made for such taxes paid, or reserves for such taxes, attributable to the Separate Account.

TAXATION OF THE POLICIES

The Company believes that the Policies described in this Prospectus will be considered life insurance contracts under Section 7702 of the Code, which generally provides for the taxation of life insurance contracts, and places limitations on the relationship of the Policy Value to the Insurance Amount at Risk. So long as the Policies are life insurance contracts, the Death Proceeds payable are excludable from the gross income of the Beneficiary. Moreover, any increase in the Policy Value is not taxable until received by the Policyowner or the Policyowner's designee. But see "Modified Endowment Contracts." Although the Company believes that the Policies are in compliance with Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a joint survivorship life insurance contract is not directly addressed by
Section 7702. In the absence of final regulations or other guidance issued under
Section 7702, there is necessarily some uncertainty whether the Policy will meet the Section 7702 definition of a life insurance contract. This is true particularly if the Policyowner pays the full amount of premiums permitted under the Policy. A Policyowner contemplating the payment of such premiums should do so only after consulting a tax adviser. If the Policy were determined not to be a life insurance contract under Section 7702, it would not have most of the tax advantages normally provided by a life insurance contract.

The Code requires that the investment of each Sub-Account be adequately diversified in accordance with Treasury Department regulations in order to be treated as a life insurance policy for tax purposes. Although the Company does not have control over the investments of the Underlying Funds, the Company believes that the Underlying Funds currently meet the Treasury's diversification requirements, and the Company will monitor continued compliance with these requirements. In connection with the issuance of previous regulations relating to diversification requirements, the Treasury Department announced that such regulations do not provide guidance concerning the extent to which Policyowners may direct their investments to particular divisions of a separate account. Regulations in this regard may be issued in the future. It is possible that if and when regulations are issued, the Policies may need to be modified to comply with such regulations. For these reasons, the Policies or the Company's administrative rules may be modified as necessary to prevent the Policyowner from being considered the owner of the assets of the Separate Account.

Depending upon the circumstances, a surrender, partial withdrawal, change in the Sum Insured Option, change in the Face Amount, lapse with Policy loan outstanding, or assignment of the Policy may have tax consequences. In particular, under specified conditions, a distribution under the Policy during the first 15 years from Date of Issue that reduces future benefits under the Policy will be taxed to the Policyowner as ordinary income to the extent of any investment earnings in the Policy. Federal, state and local income, estate, inheritance, and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Insured, Policyowner, or Beneficiary.

SPLIT OPTION RIDER/EXCHANGE OPTION RIDER

The Split Option Rider permits the Policy to be split into two other life insurance policies, one covering each Insured singly. A Policy split may have adverse tax consequences. It is not clear whether the Policy split will be treated as a non-taxable exchange under Section 1035 of the Code. Unless the Policy split is so treated, it could result in recognition of taxable income on the gain in the Policy. In addition, it is not clear whether, in all circumstances, the individual policies that result from a Policy split would be treated as life insurance policies under Section 7702 of the Code or would be classified as modified endowment contracts. The Policyowner should consult a competent tax adviser regarding the possible adverse tax consequences of a Policy split.

POLICY LOANS

The Company believes that non-preferred loans received under the Policy will be treated as an indebtedness of the Policyowner for federal income tax purposes. Under current law, these loans will not constitute income for the Policyowner while the Policy is in force (but see "Modified Endowment Contracts"). There is a risk, however, that a preferred loan may be characterized by the IRS as a withdrawal and taxed accordingly. At the present time, the IRS has not issued any guidance on whether loans with the attributes of a preferred loan should be treated differently than a non-preferred loan. This lack of specific guidance makes the tax treatment of preferred loans uncertain. In the event pertinent IRS guidelines are issued in the future, you may convert your preferred loan to a non-preferred loan. However, it is possible that, notwithstanding the conversion, some or all of the loan could be treated as a taxable distribution from the Policy.

Section 264 of the Code restricts the deduction of interest on Policy loans. Consumer interest paid on Policy loans under an individually owned Policy is not tax deductible. Generally, no tax deduction for interest is allowed on Policy loans if the Insured is an officer or employee of, or is financially interested in, any business carried on by the taxpayer. There is an exception to this rule which permits a deduction for interest on loans up to $50,000 related to any business-owned policies covering officers or 20-percent owners, up to a maximum equal to the greater of (1) five individuals, or (2) the lesser of (a) 5% of the total number of officers and employees of the corporation, or (b) 20 individuals.

MODIFIED ENDOWMENT CONTRACTS

The Technical and Miscellaneous Revenue Act of 1988 ("1988 Act") adversely affects the tax treatment of distributions under so-called "modified endowment contracts." Under the 1988 Act, any life insurance policy, including the Policy offered by this Prospectus, that fails to satisfy a "seven-pay" test is considered a modified endowment contract. The Policy fails to satisfy the seven-pay test if the cumulative premiums paid under the policy at any time during the first seven policy years, or within seven years of a material change in the Policy, exceeds the sum of the net level premiums that would have been paid, had the policy provided for paid-up future benefits after the payment of seven level annual premiums. In addition, if benefits are reduced at anytime during the life of the Policy, there may be adverse tax consequences. Please consult your tax adviser.

If the Policy is considered a modified endowment contract, all distributions under the Policy will be taxed on an "income-first" basis. Most distributions received by a Policyowner directly or indirectly (including loans, withdrawals, partial surrenders, or the assignment or pledge of any portion of the value of the Policy) will be includible in gross income to the extent that the Surrender Value exceeds the Policyowner's investment in the contract. Any additional amounts will be treated as a return of capital to the extent of the Policyowner's basis in the Policy. In addition, with certain exceptions, an additional 10% tax will be imposed on the portion of any distribution that is includible in income. All modified endowment contracts issued by the same insurance company to the same Policyowner during any calendar period will be treated as a single modified endowment contract in determining taxable distributions.

Currently, each Policy is reviewed when premiums are received to determine if it satisfies the seven-pay test. If the Policy does not satisfy the seven-pay test, the Company will notify the Policyowner of the option of requesting a refund of the excess premium. The refund process must be completed within 60 days after the Policy anniversary, or the Policy will be permanently classified as a modified endowment contract.

ESTATE AND GENERATION-SKIPPING TAXES

When the last surviving Insured dies, the Death Proceeds will generally be includible in the Policyowner's estate for purposes of federal estate tax if the last surviving Insured owned the Policy. If the Policyowner was not the last surviving Insured, the fair market value of the Policy would be included in the Policyowner's estate upon the Policyowner's death. Nothing would be includible in the last surviving Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.

Federal estate tax is integrated with federal gift tax under a unified rate schedule. In general, estates with a value less than the unifed credit amount will not incur a federal estate tax liability. In addition, an unlimited marital deduction may be available for federal estate and gift tax purposes. The unlimited marital deduction permits the deferral of taxes until the death of the surviving spouse, when the death proceeds would be available to pay taxes due and other expenses incurred.

As a general rule, if an insured is the policyowner and death proceeds are payable to a person two or more generations younger than the policyowner, a generation-skipping tax may be payable on the death proceeds at rates similar to the maximum estate tax rate in effect at the time. If the policyowner (whether or not he or she is an insured) transfers ownership of the policy to someone two or more generations younger, the transfer may be subject to the generation-skipping tax, the taxable amount being the value of the policy. (Such a transfer is unlikely but not impossible.) If the death proceeds are not includible in the insured's estate (because the insured retained no incidents of ownership and did not relinquish ownership within three years before death), the payment of the death proceeds to the beneficiary is not subject to the generation-skipping tax regardless of the beneficiary's generation. The generation-skipping tax provisions generally apply to transfers which would be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation skipping tax exemption of $1 million. Because these rules are complex, the policyowner should consult with a tax adviser for specific information where benefits are passing to younger generations.

                   MORE INFORMATION ABOUT THE GENERAL ACCOUNT

As discussed earlier, you may allocate Net Premiums and transfer Policy Value to the General Account. Because of exemption and exclusionary provisions in the securities laws, any amount in the General Account is not generally subject to regulation under the provisions of the1933 Act or the 1940 Act. Accordingly, the disclosures in this section have not been reviewed by the SEC. Disclosures regarding the fixed portion of the Policy and the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws concerning the accuracy and completeness of statements made in prospectuses.

GENERAL DESCRIPTION

The General Account is made up of all of the general assets of the Company other than those allocated to any separate account. Allocations to the General Account become part of the assets of the Company, and are used to support insurance and annuity obligations. Subject to applicable law, the Company has sole discretion over the investment of assets of the General Account.

A portion or all of Net Premiums may be allocated or transferred to accumulate at a fixed rate of interest in the General Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. The allocation or transfer of funds to the General Account does not entitle you to share in the investment experience of the General Account.

GENERAL ACCOUNT VALUE AND POLICY LOANS

The Company bears the full investment risk for amounts allocated to the General Account, and guarantees that interest credited to each Policyowner's Policy Value in the General Account will not be less than an annual rate of 4% ("Guaranteed Minimum Rate").

The Company may, AT ITS SOLE DISCRETION, credit a higher rate of interest ("excess interest"), although it is not obligated to credit interest in excess of 4% per year, and might not do so. However, the excess interest rate, if any, in effect on the date a premium is received at the Principal Office is guaranteed on that premium for one year, unless the Policy Value associated with the premium becomes security for a Policy loan. AFTER SUCH INITIAL ONE-YEAR GUARANTEE OF INTEREST ON NET PREMIUM, ANY INTEREST CREDITED ON THE POLICY'S ACCUMULATED VALUE IN THE GENERAL ACCOUNT IN EXCESS OF THE GUARANTEED MINIMUM RATE PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF THE COMPANY. YOU ASSUME THE RISK THAT INTEREST CREDITED MAY NOT EXCEED THE GUARANTEED MINIMUM RATE.

Even if excess interest is credited to accumulated value in the General Account, no excess interest will be credited to that portion of the Policy Value which is equal to Debt. However, such Policy Value will be credited interest at an effective annual yield of at least 6%.

The Company guarantees that, on each Monthly Payment Date, the Policy Value in the General Account will be the amount of the Net Premiums allocated or Policy Value transferred to the General Account, plus interest at an annual rate of 4%, plus any excess interest which the Company credits, less the sum of all Policy charges allocable to the General Account and any amounts deducted from the General Account in connection with loans, partial withdrawals, surrenders or transfers.

Policy loans may also be made from the Policy Value in the General Account.

Transfers, surrenders, partial withdrawals, Death Proceeds and Policy loans payable from the General Account may be delayed up to six months. However, if payment is delayed for 30 days or more, the Company will pay interest at least equal to an effective annual yield of 3.5% for the period of deferment. Amounts from the General Account used to pay premiums on policies with the Company will not be delayed.

THE POLICY

This Prospectus describes an individual joint survivorship flexible premium variable life insurance policy, and is generally intended to serve as a disclosure document only for the aspects of the Policy relating to the Separate Account. For complete details regarding the General Account, see the Policy itself.

TRANSFERS, SURRENDERS, AND PARTIAL WITHDRAWALS

If the Policy is surrendered or if a partial withdrawal is made, a surrender charge or partial withdrawal charge, as applicable, may be imposed. In the event of a decrease in the Face Amount, the surrender charge deducted is a fraction of the charge that would apply to a full surrender of the Policy. Partial withdrawals are made on a last-in/first-out basis from Policy Value allocated to the General Account. This means that the last payments allocated to General Account will be withdrawn first.

The first 12 transfers in a Policy year are free of charge. Thereafter, a $10 transfer charge will be deducted for each transfer in that Policy year. The transfer privilege is subject to the consent of the Company and to the Company's then current rules.

                              FINANCIAL STATEMENTS

Financial statements for the Company and for the Separate Account are included in this Prospectus, beginning immediately after the Appendices. The financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligations under the Policy. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                                   APPENDIX A
                               OPTIONAL BENEFITS

This Appendix is intended to provide only a very brief overview of additional insurance benefits available by rider. For more information, your agent should be contacted.

The following supplemental benefits are available for issue under the Policies for an additional charge.

SPLIT OPTION RIDER/EXCHANGE OPTION RIDER

    This Rider, available only at Date of Issue, permits you to split the Policy into two life insurance policies, one covering each Insured singly, subject to Company guidelines.

OTHER INSURED RIDER

    This Rider provides a term insurance benefit for up to five Insureds. At present this benefit is only available for the spouse and minor children of either primary Insured. The Rider includes a feature that allows you to convert the "Other Insured" coverage to any permanent life insurance policy acceptable to the Company.

FOUR-YEAR TERM RIDER

    This Rider provides a term insurance benefit during the first four Policy years, payable upon the death of the last surviving Insured during the coverage period.

GUARANTEED DEATH BENEFIT RIDER

    This Rider, WHICH IS AVAILABLE ONLY AT DATE OF ISSUE, (a) guarantees that the Policy will not lapse, regardless of the performance of the Separate Account, and (b) provides a guaranteed net death benefit.

    Certain Riders May Not Be Available In All States.

                                   APPENDIX B
                                PAYMENT OPTIONS

Upon Written Request, the Surrender Value or all or part of the Death Proceeds may be placed under one or more of the payment options below or any other option offered by the Company. If you do not make an election, the Company will pay the benefits in a single sum. A certificate will be provided to the payee describing the payment option selected. If a payment option is selected, the Beneficiary may pay to the Company any amount that would otherwise be deducted from the Sum Insured.

The amounts payable under a payment option for each $1,000 value applied will be the greater of: (a) the rate per $1,000 of value applied based on the Company's non-guaranteed current payment option rates for the Policy; or (b) the rate in the Policy for the applicable payment option.

The following payment options are currently available. The amounts payable under these options are paid from the General Account. None is based on the investment experience of the Separate Account.

    Option A:  PAYMENTS FOR A SPECIFIED NUMBER OF YEARS. The Company will make equal payments for any selected number of years (not greater than 30). Payments may be made annually, semi-annually, quarterly or monthly.

    Option B:  LIFETIME MONTHLY PAYMENTS. Payments are based on the payee's
               Age on the date the first payment will be made. One of three variations may be chosen. Depending upon this choice, payments will end:

          (a)  upon the death of the payee, with no further payments due
               (Life Annuity);

          (b) upon the death of the payee, but not before the sum of the payments made first equals or exceeds the amount applied under this option (Life Annuity with Installment Refund); or

          (c) upon the death of the payee, but not before a selected period (5, 10 or 20 years) has elapsed (Life Annuity with Period Certain).

    Option C:  INTEREST PAYMENTS. The Company will pay interest at a rate determined by the Company each year but which will not be less than 3.5%. Payments may be made annually, semi-annually, quarterly or monthly. Payments will end when the amount left with the Company has been withdrawn. However, payments will not continue after the death of the payee. Any unpaid balance plus accrued interest will be paid in a lump sum.

    Option D:  PAYMENTS FOR A SPECIFIED AMOUNT. Payments will be made until the unpaid balance is exhausted. Interest will be credited to the unpaid balance. The rate of interest will be determined by the Company each year but will not be less than 3.5%. Payments may be made annually, semi-annually, quarterly or monthly. The payment level selected must provide for the payment each year of at least 8% of the amount applied.

    Option E.  LIFETIME MONTHLY PAYMENTS FOR TWO PAYEES. One of three variations may be chosen. After the death of one payee, payments will continue to the survivor:

          (a)  in the same amount as the original amount;

          (b)  in an amount equal to 2/3 of the original amount; or

          (c)  in an amount equal to 1/2 of the original amount.

Payments are based on the payees' ages on the date the first payment is due. Payments will end upon the death of the surviving payee.

SELECTION OF PAYMENT OPTIONS

The amount applied under any one option for any one payee must be at $5,000. The periodic payment for any one payee must be at least $50. Subject to the Policyowner's and/or the Beneficiary's provision, any option selection may be changed before the Death Proceeds become payable. If the Policyowner makes no selection, the Beneficiary may select an option when the Death Proceeds become payable.

If the amount of monthly income payments under Option (B)(c) for the attained Age of the payee are the same for different periods certain, the Company will deem an election to have been made for the longest period certain which could have been elected for such Age and amount.

The Policyowner may give the Beneficiary the right to change from Option C or D to any other option at any time. If the payee selects Option C or D when this policy becomes a claim, the right may be reserved to change to any other option. The payee who elects to change options must be a payee under the option selected.

ADDITIONAL DEPOSITS

An additional deposit may be made to any proceeds when they are applied under Option B or E. A charge not to exceed 3% will be made. The Company may limit the amount of this deposit.

RIGHTS AND LIMITATIONS

A payee does not have the right to assign any amount payable under any option. A payee does not have the right to commute any amount payable under Option B or E. A payee will have the right to commute any amount payable under Option A only if the right is reserved in the written request selecting the option. If the right to commute is exercised, the commuted values will be computed at the interest rates used to calculate the benefits. The amount left under Option C, and any unpaid balance under Option D, may be withdrawn by the payee only as set forth in the written request selecting the option.

A corporation or fiduciary payee may select only Option A, C or D. Such selection will be subject to the consent of the Company.

PAYMENT DATES

The first payment under any option, except Option C, will be due on the date this Policy matures by death or otherwise, unless another date is designated. Payments under Option C begin at the end of the first payment period.

The last payment under any option will be made as stated in the description of that option. However, should a payee under Option B or E die prior to the due date of the second monthly payment, the amount applied less the first monthly payment will be paid in a lump sum or under any option other than Option E. A lump sum payment will be made to the surviving payee under Option E or the succeeding payee under Option B.

                                   APPENDIX C
                                 ILLUSTRATIONS
               SURRENDER VALUE, POLICY VALUES AND DEATH BENEFITS

The following tables illustrate the way in which the Policy's Sum Insured and Policy Value could vary over an extended period of time.

ASSUMPTIONS

The tables illustrate a Policy issued on the lives of both Insureds, each Age 55, under a standard Premium Class and qualifying for the non-smoker discount. The tables also illustrate the guaranteed cost of insurance rates and the current cost of insurance rates.

The tables illustrate the Policy Values that would result based upon the assumptions that no Policy loans have been made, that you have not requested an increase or decrease in the initial Face Amount, that no partial withdrawals have been made, and that no transfers above 12 have been made in any Policy year (so that no transaction or transfer charges have been incurred).

The tables assume that all premiums are allocated to and remain in the Separate Account for the entire period shown and are based on hypothetical gross investment rates of return for the Underlying Fund (i.e., investment income and capital gains and losses, realized or unrealized) equivalent to constant gross (after tax) annual rates of 0%, 6%, and 12%. The second column of the tables shows the amount which would accumulate if an amount equal to the premiums paid were invested each year to earn interest (after taxes) at 5% compounded annually.

The Policy Values and Death Proceeds would be different from those shown if the gross annual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below such averages for individual Policy years. The values would also be different depending on the allocation of the Policy's total Policy Value among the Sub-Accounts of the Separate Account, if the actual rates of return averaged 0%, 6% or 12%, but the rates of each Underlying Fund varied above and below such averages.

DEDUCTIONS FOR CHARGES

The amounts shown for the Death Proceeds and Policy Values take into account the deduction from premium for the tax expense charge, the Monthly Deduction from Policy Value. The amounts shown also take into account the daily charge against the Separate Account for mortality and expense risks and for the Separate Account administrative charge (for the first 15 Policy years only). In both the Current Cost of Insurance Charges illustrations and Guaranteed Cost of Insurance Charges illustrations, the Separate Account charges currently are equivalent to an effective annual rate of 1.15% of the average daily value of the assets in the Separate Account in the first fifteen Policy Years, and 0.90% thereafter.

EXPENSES OF THE UNDERLYING FUNDS

The amounts shown in the tables also take into account the Underlying Fund advisory fees and operating expenses, which are assumed to be at an annual rate of 0.85% of the average daily net assets of the Underlying Fund. The actual fees and expenses of each Underlying Fund vary, and in 1999 ranged from an annual rate of 0.29% to an annual rate of 1.92 % of average daily net assets. The fees and expenses associated with your Policy may be more or less than 0.85% in the aggregate, depending upon how you make allocations of Policy Value among the Sub-Accounts.

Until further notice, Allmerica Financial Investment Management Services, Inc. ("AFIMS") has declared a voluntary expense limitation of 1.50% of average net assets for Select International Equity Fund, 1.35% for Select Aggressive Growth Fund and Select Capital Appreciation Fund, 1.25% for Select Value Opportunity

Fund, 1.20% for Select Growth Fund and Core Equity Fund, 1.10% for Select Growth and Income Fund, 1.00% for Select Investment Grade Income Fund, and Government Bond Fund, and 0.60% for Money Market Fund and Equity Index Fund. The total operating expenses of these Funds of the Trust were less than their respective expense limitations throughout 1999.

Until further notice, AFIMS has declared a voluntary expense limitation of 1.20% of average daily net assets for the Select Strategic Growth Fund. In addition, AFIMS has agreed to voluntarily waive its management fee to the extent that expenses of the Select Emerging Markets Fund exceed 2.00% of the Fund's average daily net assets, except that such waiver shall not exceed the net amount of management fees earned by AFIMS from the Fund after subtracting fees paid by AFIMS to a sub-advisor. Until further notice, the Select Value Opportunity Fund's management fee rate has been voluntarily limited to an annual rate of 0.90% of average daily net assets, and total expenses are limited to 1.25% of average daily net assets. The declaration of a voluntary management fee or expense limitation in any year does not bind AFIMS to declare future expense limitations with respect to these Funds. These limitations may be terminated at any time.

The investment adviser for the DGPF International Equity Series is Delaware International Advisers Ltd. ("Delaware International"). Effective May 1, 2000 through October 31, 2000, Delaware International has agreed voluntarily to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.95%. This limitation replaces a prior limitation of 0.95% that expired on April 30, 2000. The fee ratios shown above have been restated, if necessary, to reflect the new voluntary limitation which took effect on May 1, 2000. The declaration of a voluntary expense limitation does not bind Delaware International to declare future expense limitations with respect to this Series. For the fiscal year ended December 31, 1999, before waiver and/or reimbursement by Delaware International, total fund expenses as a percentage of average daily net assets were 0.97%.

The Underlying Fund information above was provided by the Underlying Funds and was not independently verified by the Company.

NET ANNUAL RATES OF INVESTMENT

Taking into account the Separate Account mortality and expense risk charge of 0.90%, the Separate Account administrative charge of 0.25%, and the assumed 0.85% charge for Underlying Fund advisory fees and operating expenses, the gross annual rates of investment return of 0%, 6%, and 12% correspond to net annual rates of (-2.00%), 4.00% and 10.00%, respectively, during the first 15 Policy years and (-1.75%), 4.25% and 10.25%, respectively, thereafter.

The hypothetical returns shown in the table do not reflect any charges for income taxes against the Separate Account since no charges are currently made. However, if in the future such charges are made, in order to produce illustrated death benefits and Policy Values, the gross annual investment rate of return would have to exceed 0%, 6% or 12% by a sufficient amount to cover the tax charges.

UPON REQUEST, THE COMPANY WILL PROVIDE A COMPARABLE ILLUSTRATION BASED UPON THE PROPOSED INSUREDS' AGES AND UNDERWRITING CLASSIFICATIONS, AND THE REQUESTED FACE AMOUNT, SUM INSURED OPTION, AND RIDERS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              VARIABLE INHEIRITAGE

                                       INSURED 1: UNISEX NON-SMOKER ISSUE AGE 55
                                       INSURED 2: UNISEX NON-SMOKER ISSUE AGE 55
                                                 $1,000,000 SUM INSURED OPTION 1

                       CURRENT COST OF INSURANCE CHARGES

                          PREMIUMS              HYPOTHETICAL 0%                     HYPOTHETICAL 6%
                         PAID PLUS          GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN
                          INTEREST     ---------------------------------   ---------------------------------
       POLICY              AT 5%       SURRENDER    POLICY       DEATH     SURRENDER    POLICY       DEATH
        YEAR            PER YEAR (1)     VALUE     VALUE (2)    BENEFIT      VALUE     VALUE (2)    BENEFIT
---------------------   ------------   ---------   ---------   ---------   ---------   ---------   ---------
          1                10,500             0       9,244    1,000,000          0       9,813    1,000,000
          2                21,525         5,494      18,210    1,000,000      7,207      19,923    1,000,000
          3                33,101         7,891      26,891    1,000,000     11,328      30,328    1,000,000
          4                45,256        17,043      35,283    1,000,000     22,792      41,032    1,000,000
          5                58,019        26,283      43,383    1,000,000     34,938      52,038    1,000,000
          6                71,420        35,229      51,189    1,000,000     47,390      63,350    1,000,000
          7                85,491        43,875      58,695    1,000,000     60,151      74,971    1,000,000
          8               100,266        52,213      65,893    1,000,000     73,221      86,901    1,000,000
          9               115,779        60,231      72,771    1,000,000     86,597      99,137    1,000,000
         10               132,068        67,919      79,319    1,000,000    100,276     111,676    1,000,000
         11               149,171        76,297      85,417    1,000,000    115,290     124,410    1,000,000
         12               167,130        84,175      91,015    1,000,000    130,455     137,295    1,000,000
         13               185,986        91,508      96,068    1,000,000    145,729     150,289    1,000,000
         14               205,786        98,242     100,522    1,000,000    161,066     163,346    1,000,000
         15               226,575       104,317     104,317    1,000,000    176,413     176,413    1,000,000
         16               248,404       107,680     107,680    1,000,000    189,902     189,902    1,000,000
         17               271,324       110,187     110,187    1,000,000    203,274     203,274    1,000,000
         18               295,390       111,790     111,790    1,000,000    216,490     216,490    1,000,000
         19               320,660       112,271     112,271    1,000,000    229,362     229,362    1,000,000
         20               347,193       111,442     111,442    1,000,000    241,727     241,727    1,000,000
       Age 60              58,019        26,283      43,383    1,000,000     34,938      52,038    1,000,000
       Age 65             132,068        67,919      79,319    1,000,000    100,276     111,676    1,000,000
       Age 70             226,575       104,317     104,317    1,000,000    176,413     176,413    1,000,000
       Age 75             347,193       111,442     111,442    1,000,000    241,727     241,727    1,000,000

                               HYPOTHETICAL 12%
                            GROSS INVESTMENT RETURN
                       ---------------------------------
       POLICY          SURRENDER    POLICY       DEATH
        YEAR             VALUE     VALUE (2)    BENEFIT
---------------------  ---------   ---------   ---------
          1                   0      10,383    1,000,000
          2               8,989      21,704    1,000,000
          3              15,047      34,047    1,000,000
          4              29,264      47,504    1,000,000
          5              45,078      62,178    1,000,000
          6              62,226      78,186    1,000,000
          7              80,833      95,653    1,000,000
          8             101,037     114,717    1,000,000
          9             122,984     135,524    1,000,000
         10             146,842     158,242    1,000,000
         11             173,831     182,951    1,000,000
         12             202,975     209,815    1,000,000
         13             234,463     239,023    1,000,000
         14             268,509     270,789    1,000,000
         15             305,354     305,354    1,000,000
         16             343,785     343,785    1,000,000
         17             385,737     385,737    1,000,000
         18             431,628     431,628    1,000,000
         19             481,839     481,839    1,000,000
         20             536,864     536,864    1,000,000
       Age 60            45,078      62,178    1,000,000
       Age 65           146,842     158,242    1,000,000
       Age 70           305,354     305,354    1,000,000
       Age 75           536,864     536,864    1,000,000

(1) Assumes a $10,000 premium is paid at the beginning of each Policy year. "Premiums + Interest" column assumes premiums paid at 5% per year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Policy Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYOWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE SURRENDER VALUE OF UNITS, POLICY VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR POLICY VALUE TRANSFERRED TO THE FIXED ACCOUNT. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              VARIABLE INHEIRITAGE

                                       INSURED 1: UNISEX NON-SMOKER ISSUE AGE 55
                                       INSURED 2: UNISEX NON-SMOKER ISSUE AGE 55
                                                 $1,000,000 SUM INSURED OPTION 1

                      GUARANTEED COST OF INSURANCE CHARGES

                          PREMIUMS
                            PAID                HYPOTHETICAL 0%                     HYPOTHETICAL 6%
                            PLUS            GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN
                          INTEREST     ---------------------------------   ---------------------------------
       POLICY              AT 5%       SURRENDER    POLICY       DEATH     SURRENDER    POLICY       DEATH
        YEAR            PER YEAR (1)     VALUE     VALUE (2)    BENEFIT      VALUE     VALUE (2)    BENEFIT
---------------------   ------------   ---------   ---------   ---------   ---------   ---------   ---------
          1                10,500            0       9,240     1,000,000          0       9,809    1,000,000
          2                21,525        5,470      18,186     1,000,000      7,182      19,898    1,000,000
          3                33,101        7,819      26,819     1,000,000     11,252      30,252    1,000,000
          4                45,256       16,879      35,119     1,000,000     22,617      40,857    1,000,000
          5                58,019       25,962      43,062     1,000,000     34,591      51,691    1,000,000
          6                71,420       34,656      50,616     1,000,000     46,765      62,725    1,000,000
          7                85,491       42,919      57,739     1,000,000     59,100      73,920    1,000,000
          8               100,266       50,697      64,377     1,000,000     71,542      85,222    1,000,000
          9               115,779       57,914      70,454     1,000,000     84,013      96,553    1,000,000
         10               132,068       64,479      75,879     1,000,000     96,419     107,819    1,000,000
         11               149,171       71,437      80,557     1,000,000    109,798     118,918    1,000,000
         12               167,130       77,534      84,374     1,000,000    122,889     129,729    1,000,000
         13               185,986       82,661      87,221     1,000,000    135,571     140,131    1,000,000
         14               205,786       86,690      88,970     1,000,000    147,704     149,984    1,000,000
         15               226,575       89,468      89,468     1,000,000    159,122     159,122    1,000,000
         16               248,404       88,737      88,737     1,000,000    167,728     167,728    1,000,000
         17               271,324       86,156      86,156     1,000,000    175,043     175,043    1,000,000
         18               295,390       81,518      81,518     1,000,000    180,839     180,839    1,000,000
         19               320,660       74,231      74,231     1,000,000    184,524     184,524    1,000,000
         20               347,193       63,695      63,695     1,000,000    185,487     185,487    1,000,000
       Age 60              58,019       25,962      43,062     1,000,000     34,591      51,691    1,000,000
       Age 65             132,068       64,479      75,879     1,000,000     96,419     107,819    1,000,000
       Age 70             226,575       89,468      89,468     1,000,000    159,122     159,122    1,000,000
       Age 75             347,193       63,695      63,695     1,000,000    185,487     185,487    1,000,000


                               HYPOTHETICAL 12%
                            GROSS INVESTMENT RETURN
                       ---------------------------------
       POLICY          SURRENDER    POLICY       DEATH
        YEAR             VALUE     VALUE (2)    BENEFIT
---------------------  ---------   ---------   ---------
          1                   0      10,378    1,000,000
          2               8,963      21,678    1,000,000
          3              14,967      33,967    1,000,000
          4              29,076      47,316    1,000,000
          5              44,704      61,804    1,000,000
          6              61,546      77,506    1,000,000
          7              79,680      94,500    1,000,000
          8              99,178     112,858    1,000,000
          9             120,106     132,646    1,000,000
         10             142,523     153,923    1,000,000
         11             167,640     176,760    1,000,000
         12             194,391     201,231    1,000,000
         13             222,869     227,429    1,000,000
         14             253,185     255,465    1,000,000
         15             285,457     285,457    1,000,000
         16             318,245     318,245    1,000,000
         17             353,297     353,297    1,000,000
         18             390,876     390,876    1,000,000
         19             431,065     431,065    1,000,000
         20             474,078     474,078    1,000,000
       Age 60            44,704      61,804    1,000,000
       Age 65           142,523     153,923    1,000,000
       Age 70           285,457     285,457    1,000,000
       Age 75           474,078     474,078    1,000,000

(1) Assumes a $10,000 premium is paid at the beginning of each Policy year. "Premiums + Interest" column assumes premiums paid at 5% per year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Policy Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYOWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE SURRENDER VALUE OF UNITS, POLICY VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR POLICY VALUE TRANSFERRED TO THE FIXED ACCOUNT. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              VARIABLE INHEIRITAGE

                                       INSURED 1: UNISEX NON-SMOKER ISSUE AGE 55
                                       INSURED 2: UNISEX NON-SMOKER ISSUE AGE 55
                                                 $1,000,000 SUM INSURED OPTION 2

                       CURRENT COST OF INSURANCE CHARGES

                          PREMIUMS              HYPOTHETICAL 0%                     HYPOTHETICAL 6%
                         PAID PLUS          GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN
                          INTEREST     ---------------------------------   ---------------------------------
       POLICY              AT 5%       SURRENDER    POLICY       DEATH     SURRENDER    POLICY       DEATH
        YEAR            PER YEAR (1)     VALUE     VALUE (2)    BENEFIT      VALUE     VALUE (2)    BENEFIT
---------------------   ------------   ---------   ---------   ---------   ---------   ---------   ---------
          1                10,500             0       9,244    1,009,244          0       9,813    1,009,813
          2                21,525         5,491      18,207    1,018,207      7,204      19,919    1,019,919
          3                33,101         7,881      26,881    1,026,881     11,317      30,317    1,030,317
          4                45,256        17,020      35,260    1,035,260     22,765      41,005    1,041,005
          5                58,019        26,239      43,339    1,043,339     34,883      51,983    1,051,983
          6                71,420        35,152      51,112    1,051,112     47,292      63,252    1,063,252
          7                85,491        43,751      58,571    1,058,571     59,987      74,807    1,074,807
          8               100,266        52,025      65,705    1,065,705     72,964      86,644    1,086,644
          9               115,779        59,959      72,499    1,072,499     86,210      98,750    1,098,750
         10               132,068        67,540      78,940    1,078,940     99,715     111,115    1,111,115
         11               149,171        75,772      84,892    1,084,892    114,484     123,604    1,123,604
         12               167,130        83,458      90,298    1,090,298    129,311     136,151    1,136,151
         13               185,986        90,540      95,100    1,095,100    144,128     148,688    1,148,688
         14               205,786        96,959      99,239    1,099,239    158,861     161,141    1,161,141
         15               226,575       102,641     102,641    1,102,641    173,416     173,416    1,173,416
         16               248,404       105,518     105,518    1,105,518    185,878     185,878    1,185,878
         17               271,324       107,430     107,430    1,107,430    197,926     197,926    1,197,926
         18               295,390       108,322     108,322    1,108,322    209,467     209,467    1,209,467
         19               320,660       107,952     107,952    1,107,952    220,211     220,211    1,220,211
         20               347,193       106,114     106,114    1,106,114    229,890     229,890    1,229,890
       Age 60              58,019        26,239      43,339    1,043,339     34,883      51,983    1,051,983
       Age 65             132,068        67,540      78,940    1,078,940     99,715     111,115    1,111,115
       Age 70             226,575       102,641     102,641    1,102,641    173,416     173,416    1,173,416
       Age 75             347,193       106,114     106,114    1,106,114    229,890     229,890    1,229,890

                               HYPOTHETICAL 12%
                            GROSS INVESTMENT RETURN
                       ---------------------------------
       POLICY          SURRENDER    POLICY       DEATH
        YEAR             VALUE     VALUE (2)    BENEFIT
---------------------  ---------   ---------   ---------
          1                   0      10,382    1,010,382
          2               8,985      21,700    1,021,700
          3              15,034      34,034    1,034,034
          4              29,232      47,472    1,047,472
          5              45,011      62,111    1,062,111
          6              62,101      78,061    1,078,061
          7              80,618      95,438    1,095,438
          8             100,685     114,365    1,114,365
          9             122,435     134,975    1,134,975
         10             146,013     157,413    1,157,413
         11             172,593     181,713    1,181,713
         12             201,147     207,987    1,207,987
         13             231,802     236,362    1,236,362
         14             264,689     266,969    1,266,969
         15             299,940     299,940    1,299,940
         16             336,198     336,198    1,336,198
         17             375,199     375,199    1,375,199
         18             417,146     417,146    1,417,146
         19             462,066     462,066    1,462,066
         20             510,021     510,021    1,510,021
       Age 60            45,011      62,111    1,062,111
       Age 65           146,013     157,413    1,157,413
       Age 70           299,940     299,940    1,299,940
       Age 75           510,021     510,021    1,510,021

(1) Assumes a $10,000 premium is paid at the beginning of each Policy year. "Premiums + Interest" column assumes premiums paid at 5% per year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Policy Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYOWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE SURRENDER VALUE OF UNITS, POLICY VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR POLICY VALUE TRANSFERRED TO THE FIXED ACCOUNT. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              VARIABLE INHEIRITAGE

                                       INSURED 1: UNISEX NON-SMOKER ISSUE AGE 55
                                       INSURED 2: UNISEX NON-SMOKER ISSUE AGE 55
                                                 $1,000,000 SUM INSURED OPTION 2

                      GUARANTEED COST OF INSURANCE CHARGES

                          PREMIUMS
                            PAID                HYPOTHETICAL 0%                     HYPOTHETICAL 6%
                            PLUS            GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN
                          INTEREST     ---------------------------------   ---------------------------------
       POLICY              AT 5%       SURRENDER    POLICY       DEATH     SURRENDER    POLICY       DEATH
        YEAR            PER YEAR (1)     VALUE     VALUE (2)    BENEFIT      VALUE     VALUE (2)    BENEFIT
---------------------   ------------   ---------   ---------   ---------   ---------   ---------   ---------
          1                10,500            0       9,240     1,009,240          0       9,809    1,009,809
          2                21,525        5,467      18,182     1,018,182      7,179      19,894    1,019,894
          3                33,101        7,807      26,807     1,026,807     11,239      30,239    1,030,239
          4                45,256       16,851      35,091     1,035,091     22,583      40,823    1,040,823
          5                58,019       25,905      43,005     1,043,005     34,521      51,621    1,051,621
          6                71,420       34,552      50,512     1,050,512     46,634      62,594    1,062,594
          7                85,491       42,745      57,565     1,057,565     58,871      73,691    1,073,691
          8               100,266       50,421      64,101     1,064,101     71,165      84,845    1,084,845
          9               115,779       57,494      70,034     1,070,034     83,416      95,956    1,095,956
         10               132,068       63,859      75,259     1,075,259     95,504     106,904    1,106,904
         11               149,171       70,549      79,669     1,079,669    108,435     117,555    1,117,555
         12               167,130       76,295      83,135     1,083,135    120,908     127,748    1,127,748
         13               185,986       80,971      85,531     1,085,531    132,757     137,317    1,137,317
         14               205,786       84,438      86,718     1,086,718    143,788     146,068    1,146,068
         15               226,575       86,532      86,532     1,086,532    153,776     153,776    1,153,776
         16               248,404       84,970      84,970     1,084,970    160,529     160,529    1,160,529
         17               271,324       81,398      81,398     1,081,398    165,464     165,464    1,165,464
         18               295,390       75,625      75,625     1,075,625    168,273     168,273    1,168,273
         19               320,660       67,062      67,062     1,067,062    168,214     168,214    1,168,214
         20               347,193       55,157      55,157     1,055,157    164,547     164,547    1,164,547
       Age 60              58,019       25,905      43,005     1,043,005     34,521      51,621    1,051,621
       Age 65             132,068       63,859      75,259     1,075,259     95,504     106,904    1,106,904
       Age 70             226,575       86,532      86,532     1,086,532    153,776     153,776    1,153,776
       Age 75             347,193       55,157      55,157     1,055,157    164,547     164,547    1,164,547


                               HYPOTHETICAL 12%
                            GROSS INVESTMENT RETURN
                       ---------------------------------
       POLICY          SURRENDER    POLICY       DEATH
        YEAR             VALUE     VALUE (2)    BENEFIT
---------------------  ---------   ---------   ---------
          1                   0      10,378    1,010,378
          2               8,959      21,674    1,021,674
          3              14,952      33,952    1,033,952
          4              29,038      47,278    1,047,278
          5              44,619      61,719    1,061,719
          6              61,380      77,340    1,077,340
          7              79,379      94,199    1,094,199
          8              98,664     112,344    1,112,344
          9             119,259     131,799    1,131,799
         10             141,174     152,574    1,152,574
         11             165,549     174,669    1,174,669
         12             191,221     198,061    1,198,061
         13             218,168     222,728    1,222,728
         14             246,345     248,625    1,248,625
         15             275,674     275,674    1,275,674
         16             304,418     304,418    1,304,418
         17             333,938     333,938    1,333,938
         18             364,075     364,075    1,364,075
         19             394,222     394,222    1,394,222
         20             423,741     423,741    1,423,741
       Age 60            44,619      61,719    1,061,719
       Age 65           141,174     152,574    1,152,574
       Age 70           275,674     275,674    1,275,674
       Age 75           423,741     423,741    1,423,741

(1) Assumes a $10,000 premium is paid at the beginning of each Policy year. "Premiums + Interest" column assumes premiums paid at 5% per year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Policy Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYOWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE SURRENDER VALUE OF UNITS, POLICY VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR POLICY VALUE TRANSFERRED TO THE FIXED ACCOUNT. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                   APPENDIX D
                    CALCULATION OF MAXIMUM SURRENDER CHARGES

A separate surrender charge is calculated upon issuance of the Policy and upon each increase in Face Amount. The maximum surrender charge is equal to the sum of (a) plus (b), where (a) is a deferred administrative charge equal to $8.50 per $1,000 of initial Face Amount (or Face Amount increase), and (b) is a deferred sales charge of 48% of premiums received up to a maximum number of Guideline Annual Premiums (GAPs), based on the joint life expectancy of both Insureds, subject to the deferred sales charge that varies as shown below by average issue Age or average Age at time of increase, as applicable:

APPLICABLE AGE   MAXIMUM GAPS
--------------  ---------------
     5-75            1.95
      76             1.92
      77             1.81
      78             1.69
      79             1.60
      80             1.50
      81             1.40
      82             1.31

A further limitation is imposed based on the Standard Nonforfeiture Law of each state. The maximum surrender charges upon issuance of the Policy and upon each increase in Face Amount are shown in the table below. During the first two Policy years following issue or an increase in the Face Amount, the actual surrender charge may be less than the maximum. See CHARGES AND DEDUCTIONS -- "Surrender Charge."

The maximum surrender charge initially remains level for 40 months, declines by one-half of one percent of the initial amount for 80 months, and then declines by one percent each month thereafter, reaching zero at the end of 180 Policy months (15 Policy years). The factors used in calculating the maximum surrender charges vary with the issue Age of the younger Insured as indicated in the table that follows:

            INITIAL MAXIMUM SURRENDER CHARGE PER $1,000 FACE AMOUNT

Younger    Initial    Younger    Initial    Younger    Initial
 Issue    Surrender    Issue    Surrender    Issue    Surrender
  Age      Charge       Age      Charge       Age      Charge
-------   ---------   -------   ---------   -------   ---------
   5        5.00        31         9.40       57        21.00
   6        5.00        32         9.80       58        22.00
   7        5.00        33        10.20       59        23.00
   8        5.00        34        10.60       60        24.00
   9        5.00        35        11.00       61        25.00
  10        5.00        36        11.40       62        26.00
  11        5.00        37        11.80       63        27.00
  12        5.00        38        12.20       64        28.00
  13        5.00        39        12.60       65        29.00
  14        5.00        40        13.00       66        30.00
  15        5.00        41        13.40       67        31.00
  16        5.00        42        13.80       68        32.00
  17        5.00        43        14.20       69        33.00
  18        5.00        44        14.60       70        34.00
  19        5.00        45        15.00       71        35.00
  20        5.00        46        15.40       72        35.00
  21        5.40        47        15.80       73        35.00
  22        5.80        48        16.20       74        35.00
  23        6.20        49        16.60       75        35.00

Younger    Initial    Younger    Initial    Younger    Initial
 Issue    Surrender    Issue    Surrender    Issue    Surrender
  Age      Charge       Age      Charge       Age      Charge
-------   ---------   -------   ---------   -------   ---------
  24        6.60        50        17.00       76        35.00
  25        7.00        51        17.40       77        35.00
  26        7.40        52        17.80       78        35.00
  27        7.80        53        18.20       79        35.00
  28        8.20        54        18.60       80        35.00
  29        8.60        55        19.00
  30        9.00        56        20.00

                                    EXAMPLES

For the purposes of these examples, assume that two non-smokers, each Age 55, are covered as the Insureds under a $1,000,000 Policy. In this example the Guideline Annual Premium ("GAP") equals $16,861.10. The maximum surrender charge for the policy is calculated as follows:

    (a)Deferred Administrative Charge                                  $8,500.00
       ($8.50/$1,000 of Face Amount)

    (b) Deferred Sales Charge                                         $15,781.99
       (48% X 1.95 GAPs)

                                                                    ------------

           TOTAL                                                      $24,281.99

           Maximum Surrender Charge per Table (19.00 X 1,000)         $19,000.00

During the first two Policy years after the Date of Issue, the actual surrender charge is the smaller of the maximum surrender charge and the following sum:

    (a)Deferred Administrative Charge                                  $8,500.00
        ($8.50/$1,000 of Face Amount)

    (b)Deferred Sales Charge                                              Varies
        (not to exceed 25% of Premiums received, subject to the deferred sales charge)

                                                            --------------------

                                                              Sum of (a) and (b)

The maximum surrender charge is $19,000. All premiums are associated with the initial Face Amount unless the Face Amount is increased.

EXAMPLE 1:

Assume the Policyowner surrenders the Policy in the 10th policy month, having paid total premiums of $7,500. The actual surrender charge would be $10,375.

EXAMPLE 2:

Assume the Policyowner surrenders the Policy in the 120th month. After the 40th Policy month, the maximum surrender charge decreases by 0.5% per month during this period ($95 per month in this example). In this example, the maximum surrender charge would be $11,400.

                                   APPENDIX E
                            PERFORMANCE INFORMATION

The Policies were first offered to the public in 1994. The Company, however, may advertise "Total Return" and "Average Annual Total Return" performance information based on the periods that the Sub-Accounts have been in existence (Tables I(A) and I(B)), and based on the periods that the Underlying Funds have been in existence (Tables II(A) and II(B)). The results for any period prior to the Policies being offered will be calculated as if the Policies had been offered during that period of time, with all charges assumed to be those applicable to the Sub-Accounts, the Underlying Funds, and (in TABLES I(A) and II(A) under a "representative" Policy that is surrendered at the end of the applicable period. For more information on charges under the Policy, see CHARGES AND DEDUCTIONS.

Performance information may be compared, in reports and promotional literature, to: (1) the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Shearson Lehman Aggregate Bond Index or other unmanaged indices so that investors may compare results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (2) other groups of variable life separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, such as Morningstar, Inc., who rank such investment products on overall performance or other criteria; or (3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

At times, the Company also may advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Services ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P"), and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinions of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues, and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Funds.

The Company may provide information on various topics of interest to Policyowners and prospective Policyowners in sales literature, periodic publications or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments.

In each table below, "One-Year Total Return" refers to the total of the income generated by a Sub-Account, based on certain charges and assumptions as described in the respective tables, for the one-year period ended December 31, 1999. "Average Annual Total Return" is based on the same charges and assumptions, but reflects the hypothetical annually compounded return that would have produced the same cumulative return if the Sub-Account's performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in annual performance return, they are not the same as actual year-by-year results.

                                   TABLE I(A)
       AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31, 1999
                      SINCE INCEPTION OF THE SUB-ACCOUNTS
            NET OF ALL CHARGES AND ASSUMING SURRENDER OF THE POLICY

The following performance information is based on the periods that the Underlying Funds have been in existence. The data is net of expenses of the Underlying Funds, all Sub-Account charges, and all Policy charges (including surrender charges) for a representative Policy. It is assumed that the Insureds are male, Age 45, standard (nonsmoker) Premium Class, and female, Age 43, standard (nonsmoker) Premium Class, that the Face Amount of the Policy is $500,000, that an annual premium payment of $5,500 (approximately one Guideline Annual Premium) was made at the beginning of each Policy year, that ALL premiums were allocated to EACH Sub-Account individually, and that there was a full surrender of the Policy at the end of the applicable period.

                                                                                                   10 YEARS
                                                          ONE-YEAR                                  OR LIFE
                                                           TOTAL                  5             OF SUB-ACCOUNT
UNDERLYING FUND                                            RETURN               YEARS              (IF LESS)
Select Aggressive Growth Fund                              -66.90%              14.72%               12.57%
Select Capital Appreciation Fund                           -79.37%                N/A                10.98%
Select Value Opportunity Fund                             -100.00%               3.58%                3.10%
Select Emerging Markets Fund                               -41.53%                N/A               -33.28%
T. Rowe Price International Stock Portfolio                -71.91%                N/A                 3.83%
Fidelity VIP Overseas Portfolio                            -63.18%               8.01%                6.55%
Select International Equity Fund                           -73.41%               9.35%                7.70%
DGPF International Equity Series                           -88.36%               3.22%                2.99%
Fidelity VIP Growth Portfolio                              -68.05%              21.76%               20.77%
Select Growth Fund                                         -75.21%              21.05%               19.08%
Select Strategic Growth Fund                               -88.08%                N/A               -43.21%
Core Equity Fund                                           -75.64%              16.85%               15.99%
Equity Index Fund                                          -84.00%              19.64%               18.03%
Fidelity VIP Equity-Income Portfolio                       -97.20%               9.41%                9.95%
Select Growth and Income Fund                              -85.86%              12.90%               12.15%
Fidelity VIP II Asset Manager Portfolio                    -92.74%               6.00%                5.54%
Fidelity VIP High Income Portfolio                         -95.49%               0.44%                0.80%
Select Investment Grade Income Fund                       -100.00%              -3.72%               -2.58%
Government Bond Fund                                      -100.00%              -5.12%               -4.03%
Money Market Fund                                          -98.27%              -6.05%               -4.23%

The inception dates for the Sub-Accounts are: 5/26/94 for Money Market; 9/19/94 for Equity Index; 6/30/94 for Government Bond; 4/25/94 for Select Aggressive Growth; 5/19/94 for Select Growth; 6/1/94 for Select Value Opportunity; 5/3/94 for Select International Equity; 4/30/95 for Select Capital Appreciation; 5/1/94 for Fidelity VIP Equity-Income, Select Growth and Income, and Select Investment Grade Income; 5/11/94 for Fidelity VIP Growth, Core Equity, Fidelity VIP II Asset Manager, and DGPF International Equity; 5/12/94 for Fidelity VIP High Income; 4/28/94 for Fidelity VIP Overseas; 7/2/95 for T. Rowe Price International Stock; and 2/20/98 for Select Emerging Markets and Select Strategic Growth.

PERFORMANCE INFORMATION REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT DURING THE PARTICULAR TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. ONE-YEAR TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES, CHARACTERISTICS AND QUALITY OF THE PORTFOLIO OF THE UNDERLYING FUND IN WHICH A SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

                                   TABLE I(B)
       AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31, 1999
                      SINCE INCEPTION OF THE SUB-ACCOUNTS
             EXCLUDING MONTHLY POLICY CHARGES AND SURRENDER CHARGES

The following performance information is based on the periods that the Sub-Accounts have been in existence. The performance information is net of total Underlying Fund expenses and all Sub-Account charges. THE DATA DOES NOT REFLECT MONTHLY CHARGES UNDER THE POLICY OR SURRENDER CHARGES. It is assumed that an annual premium payment of $5,500 (approximately one Guideline Annual Premium) was made at the beginning of each Policy year and that ALL premiums were allocated to EACH Sub-Account individually.

                                                                                                   10 YEARS
                                                            ONE-YEAR                                OR LIFE
                                                             TOTAL                5             OF SUB-ACCOUNT
UNDERLYING FUND                                              RETURN             YEARS              (IF LESS)
Select Aggressive Growth Fund                                37.07%             21.93%              18.45%
Select Capital Appreciation Fund                             23.92%              N/A                20.03%
Select Value Opportunity Fund                                -5.79%             12.24%              10.38%
Select Emerging Markets Fund                                 63.82%              N/A                13.89%
T. Rowe Price International Stock Portfolio                  31.79%              N/A                14.71%
Fidelity VIP Overseas Portfolio                              40.99%             16.04%              13.14%
Select International Equity Fund                             30.20%             17.21%              14.18%
DGPF International Equity Series                             14.43%             11.94%              10.14%
Fidelity VIP Growth Portfolio                                35.86%             28.26%              25.99%
Select Growth Fund                                           28.31%             27.61%              24.49%
Select Strategic Growth Fund                                 14.73%              N/A                 5.68%
Core Equity Fund                                             27.85%             23.83%              21.63%
Equity Index Fund                                            19.03%             26.34%              24.27%
Fidelity VIP Equity-Income Portfolio                          5.11%             17.26%              16.15%
Select Growth and Income Fund                                17.07%             20.32%              18.11%
Fidelity VIP II Asset Manager Portfolio                       9.81%             14.31%              12.34%
Fidelity VIP High Income Portfolio                            6.91%              9.60%               8.27%
Select Investment Grade Income Fund                          -2.11%              6.16%               5.35%
Government Bond Fund                                         -0.92%              5.02%               4.58%
Money Market Fund                                             3.98%              4.27%               4.16%

The inception dates for the Sub-Accounts are: 5/26/94 for Money Market; 9/19/94 for Equity Index; 6/30/94 for Government Bond; 4/25/94 for Select Aggressive Growth; 5/19/94 for Select Growth; 6/1/94 for Select Value Opportunity; 5/3/94 for Select International Equity; 4/30/95 for Select Capital Appreciation; 5/2/94 for Fidelity VIP Equity-Income, Select Growth and Income, and Select Investment Grade Income; 5/11/94 for Fidelity VIP Growth, Core Equity, Fidelity VIP II Asset Manager, and DGPF International Equity; 5/12/94 for Fidelity VIP High Income; 4/28/94 for Fidelity VIP Overseas; 7/2/95 for T. Rowe Price International Stock; and 2/20/98 for Select Emerging Markets and Select Strategic Growth.

PERFORMANCE INFORMATION REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT DURING THE PARTICULAR TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. ONE-YEAR TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES, CHARACTERISTICS AND QUALITY OF THE PORTFOLIO OF THE UNDERLYING FUND IN WHICH A SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

                                  TABLE II(A)
       AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31, 1999
                    SINCE INCEPTION OF THE UNDERLYING FUNDS
            NET OF ALL CHARGES AND ASSUMING SURRENDER OF THE POLICY

The following performance information is based on the periods that the Underlying Funds have been in existence. The data is net of expenses of the Underlying Funds, all Sub-Account charges, and all Policy charges (including surrender charges) for a representative Policy. It is assumed that the Insureds are male, Age 45, standard (nonsmoker) Premium Class, and female, Age 43, standard (nonsmoker) Premium Class, that the Face Amount of the Policy is $500,000, that an annual premium payment of $5,500 (approximately one Guideline Annual Premium) was made at the beginning of each Policy year, that ALL premiums were allocated to EACH Sub-Account individually, and that there was a full surrender of the Policy at the end of the applicable period.

                                                                                                   10 YEARS
                                                            ONE-YEAR                                OR LIFE
                                                             TOTAL                5                 OF FUND
UNDERLYING FUND                                              RETURN             YEARS              (IF LESS)
Select Aggressive Growth Fund                                -66.90%            14.72%               16.15%
Select Capital Appreciation Fund                             -79.37%              N/A                10.98%
Select Value Opportunity Fund                               -100.00%             3.58%                5.39%
Select Emerging Markets Fund                                 -41.53%              N/A               -33.28%
T. Rowe Price International Stock Portfolio                  -71.91%             5.50%                5.62%
Fidelity VIP Overseas Portfolio                              -63.18%             8.01%                8.10%
Select International Equity Fund                             -73.41%             9.35%                7.70%
DGPF International Equity Series                             -88.36%             3.22%                6.72%
Fidelity VIP Growth Portfolio                                -68.05%            21.76%               16.91%
Select Growth Fund                                           -75.21%            21.05%               16.00%
Select Strategic Growth Fund                                 -88.08%              N/A               -43.21%
Core Equity Fund                                             -75.64%            16.85%               14.21%
Equity Index Fund                                            -84.00%            19.64%               17.36%
Fidelity VIP Equity-Income Portfolio                         -97.20%             9.41%               11.38%
Select Growth and Income Fund                                -85.86%            12.90%               11.05%
Fidelity VIP II Asset Manager Portfolio                      -92.74%             6.00%                9.89%
Fidelity VIP High Income Portfolio                           -95.49%             0.44%                9.15%
Select Investment Grade Income Fund                         -100.00%            -3.72%                4.13%
Government Bond Fund                                        -100.00%            -5.12%                1.46%
Money Market Fund                                            -98.27%            -6.05%                1.50%

The inception dates for the Underlying Funds are: 4/29/85 for Core Equity, Select Investment Grade Income and Money Market; 9/28/90 for Equity Index; 8/26/91 for Government Bond; 8/21/92 for Select Aggressive Growth, Select Growth, and Select Growth and Income; 4/30/93 for Select Value Opportunity; 5/2/94 for Select International Equity; 4/28/95 for Select Capital Appreciation; 10/09/86 for Fidelity VIP Equity-Income and Fidelity VIP Growth; 9/19/85 for Fidelity VIP High Income; 1/28/87 for Fidelity VIP Overseas; 9/6/89 for Fidelity VIP II Asset Manager; 10/29/92 for DGPF International Equity; 3/31/94 for T. Rowe Price International Stock; and 2/20/98 for Select Emerging Markets and Select Strategic Growth.

PERFORMANCE INFORMATION REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT DURING THE PARTICULAR TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. ONE-YEAR TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES, CHARACTERISTICS AND QUALITY OF THE PORTFOLIO OF THE UNDERLYING FUND IN WHICH A SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

                                  TABLE II(B)
       AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31, 1999
                    SINCE INCEPTION OF THE UNDERLYING FUNDS
             EXCLUDING MONTHLY POLICY CHARGES AND SURRENDER CHARGES

The following performance information is based on the periods that the Underlying Funds have been in existence. The performance information is net of total Underlying Fund expenses and all Sub-Account charges. THE DATA DOES NOT REFLECT MONTHLY CHARGES UNDER THE POLICY OR SURRENDER CHARGES. It is assumed that an annual premium payment of $5,500 (approximately one Guideline Annual Premium) was made at the beginning of each Policy year and that ALL premiums were allocated to EACH Sub-Account individually.

                                                                                                  10 YEARS
                                                           ONE-YEAR                                OR LIFE
                                                            TOTAL                 5                OF FUND
UNDERLYING FUND                                             RETURN              YEARS             (IF LESS)
Select Aggressive Growth Fund                               37.07%              21.93%              19.33%
Select Capital Appreciation Fund                            23.92%               N/A                20.03%
Select Value Opportunity Fund                               -5.79%              12.24%              10.30%
Select Emerging Markets Fund                                63.82%               N/A                13.89%
T. Rowe Price International Stock Portfolio                 31.79%              13.88%              12.13%
Fidelity VIP Overseas Portfolio                             40.99%              16.04%              10.17%
Select International Equity Fund                            30.20%              17.21%              14.17%
DGPF International Equity Series                            14.43%              11.94%              10.82%
Fidelity VIP Growth Portfolio                               35.86%              28.26%              18.58%
Select Growth Fund                                          28.31%              27.61%              19.19%
Select Strategic Growth Fund                                14.73%               N/A                 5.68%
Core Equity Fund                                            27.85%              23.83%              15.98%
Equity Index Fund                                           19.03%              26.34%              19.29%
Fidelity VIP Equity-Income Portfolio                         5.11%              17.26%              13.28%
Select Growth and Income Fund                               17.07%              20.32%              14.59%
Fidelity VIP II Asset Manager Portfolio                      9.81%              14.31%              11.86%
Fidelity VIP High Income Portfolio                           6.91%               9.60%              11.16%
Select Investment Grade Income Fund                         -2.11%               6.16%               6.46%
Government Bond Fund                                        -0.92%               5.02%               5.00%
Money Market Fund                                            3.98%               4.27%               4.04%

The inception dates for the Underlying Funds are: 4/29/85 for Core Equity, Select Investment Grade Income and Money Market; 9/28/90 for Equity Index; 8/26/91 for Government Bond; 8/21/92 for Select Aggressive Growth, Select Growth, and Select Growth and Income; 4/30/93 for Select Value Opportunity; 5/2/94 for Select International Equity; 4/28/95 for Select Capital Appreciation; 10/09/86 for Fidelity VIP Equity-Income and Fidelity VIP Growth; 9/19/85 for Fidelity VIP High Income; 1/28/87 for Fidelity VIP Overseas; 9/6/89 for Fidelity VIP II Asset Manager; 10/29/92 for DGPF International Equity; 3/31/94 for T. Rowe Price International Stock; and 2/20/98 for Select Emerging Markets and Select Strategic Growth.

PERFORMANCE INFORMATION REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT DURING THE PARTICULAR TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. ONE-YEAR TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES, CHARACTERISTICS AND QUALITY OF THE PORTFOLIO OF THE UNDERLYING FUND IN WHICH A SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

ALLMERICA FINANCIAL
LIFE INSURANCE AND
ANNUITY COMPANY

CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 1999

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of Allmerica Financial Life Insurance and Annuity Company

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income, shareholder's equity and cash flows present fairly, in all material respects, the financial position of Allmerica Financial Life Insurance and Annuity Company (the "Company") at December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

/s/ PRICEWATERHOUSECOOPERS LLP

Boston, Massachusetts
February 1, 2000

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                       CONSOLIDATED STATEMENTS OF INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                     1999    1998    1997
 -------------                                     ----    ----    ----
 REVENUES
     Premiums...................................  $  0.5  $  0.5  $ 22.8
     Universal life and investment product
       policy fees..............................   328.1   267.4   212.2
     Net investment income......................   150.2   151.3   164.2
     Net realized investment (losses) gains.....    (8.7)   20.0     2.9
     Other income...............................    36.9     0.6     1.4
                                                  ------  ------  ------
         Total revenues.........................   507.0   439.8   403.5
                                                  ------  ------  ------
 BENEFITS, LOSSES AND EXPENSES
     Policy benefits, claims and losses.........   173.6   153.9   187.8
     Policy acquisition expenses................    49.8    64.6     2.8
     Sales practice litigation..................    --      21.0    --
     Loss from cession of disability income
       business.................................    --      --      53.9
     Other operating expenses...................   151.3   104.1   101.3
                                                  ------  ------  ------
         Total benefits, losses and expenses....   374.7   343.6   345.8
                                                  ------  ------  ------
 Income before federal income taxes.............   132.3    96.2    57.7
                                                  ------  ------  ------
 FEDERAL INCOME TAX EXPENSE
     Current....................................    15.5    22.1    13.9
     Deferred...................................    30.5    11.8     7.1
                                                  ------  ------  ------
         Total federal income tax expense.......    46.0    33.9    21.0
                                                  ------  ------  ------
 Net income.....................................  $ 86.3  $ 62.3  $ 36.7
                                                  ======  ======  ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                          CONSOLIDATED BALANCE SHEETS

 DECEMBER 31,
 (IN MILLIONS, EXCEPT PER SHARE DATA)                        1999       1998
 ------------------------------------                      ---------  ---------
 ASSETS
   Investments:
     Fixed maturities at fair value (amortized cost of
       $1,354.2 and $1,284.6)............................  $ 1,324.6  $ 1,330.4
     Equity securities at fair value (cost of $25.2 and
       $27.4)............................................       32.6       31.8
     Mortgage loans......................................      223.7      230.0
     Policy loans........................................      166.8      151.5
     Real estate and other long-term investments.........       25.1       23.6
                                                           ---------  ---------
         Total investments...............................    1,772.8    1,767.3
                                                           ---------  ---------
   Cash and cash equivalents.............................      132.9      217.9
   Accrued investment income.............................       36.0       33.5
   Deferred policy acquisition costs.....................    1,156.4      950.5
   Reinsurance receivable on paid and unpaid losses,
     benefits and unearned premiums......................      287.2      308.0
   Other assets..........................................       64.8       46.9
   Separate account assets...............................   14,527.9   11,020.4
                                                           ---------  ---------
         Total assets....................................  $17,978.0  $14,344.5
                                                           =========  =========
 LIABILITIES
   Policy liabilities and accruals:
     Future policy benefits..............................  $ 2,274.7  $ 2,284.8
     Outstanding claims and losses.......................       13.7       17.9
     Unearned premiums...................................        2.6        2.7
     Contractholder deposit funds and other policy
       liabilities.......................................       44.3       38.1
                                                           ---------  ---------
         Total policy liabilities and accruals...........    2,335.3    2,343.5
                                                           ---------  ---------
   Expenses and taxes payable............................      216.8      146.2
   Reinsurance premiums payable..........................       17.9       45.7
   Deferred federal income taxes.........................       94.8       78.8
   Separate account liabilities..........................   14,527.9   11,020.4
                                                           ---------  ---------
         Total liabilities...............................   17,192.7   13,634.6
                                                           ---------  ---------
   Contingencies (Note 12)
 SHAREHOLDER'S EQUITY
   Common stock, $1,000 par value, 10,000 shares
     authorized, 2,526 and 2,524 shares, issued and
     outstanding.........................................        2.5        2.5
   Additional paid-in capital............................      423.7      407.9
   Accumulated other comprehensive (loss) income.........       (2.6)      24.1
   Retained earnings.....................................      361.7      275.4
                                                           ---------  ---------
         Total shareholder's equity......................      785.3      709.9
                                                           ---------  ---------
         Total liabilities and shareholder's equity......  $17,978.0  $14,344.5
                                                           =========  =========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                     1999     1998     1997
 -------------                                    -------  -------  -------
 COMMON STOCK...................................  $  2.5   $  2.5   $  2.5
                                                  ------   ------   ------

 ADDITIONAL PAID-IN CAPITAL
     Balance at beginning of period.............   407.9    386.9    346.3
     Issuance of common stock...................    15.8     21.0     40.6
                                                  ------   ------   ------
     Balance at end of period...................   423.7    407.9    386.9
                                                  ------   ------   ------
 ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME
     Net unrealized (depreciation) appreciation
       on investments:
     Balance at beginning of period.............    24.1     38.5     20.5
     (Depreciation) appreciation during the
       period:
         Net (depreciation) appreciation on
           available-for-sale securities........   (41.1)   (23.4)    27.0
         Benefit (provision) for deferred
           federal income taxes.................    14.4      9.0     (9.0)
                                                  ------   ------   ------
                                                   (26.7)   (14.4)    18.0
                                                  ------   ------   ------
     Balance at end of period...................    (2.6)    24.1     38.5
                                                  ------   ------   ------
 RETAINED EARNINGS
     Balance at beginning of period.............   275.4    213.1    176.4
     Net income.................................    86.3     62.3     36.7
                                                  ------   ------   ------
     Balance at end of period...................   361.7    275.4    213.1
                                                  ------   ------   ------
         Total shareholder's equity.............  $785.3   $709.9   $641.0
                                                  ======   ======   ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                  1999    1998    1997
 -------------                                 ------  ------  ------
 Net income..................................  $ 86.3  $ 62.3  $36.7
 Other comprehensive (loss) income:
     Net (depreciation) appreciation on
       available-for-sale securities.........   (41.1)  (23.4)  27.0
     Benefit (provision) for deferred federal
       income taxes..........................    14.4     9.0   (9.0)
                                               ------  ------  -----
         Other comprehensive (loss) income...   (26.7)  (14.4)  18.0
                                               ------  ------  -----
     Comprehensive income....................  $ 59.6  $ 47.9  $54.7
                                               ======  ======  =====

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                  1999     1998     1997
 -------------                                 -------  -------  -------
 CASH FLOWS FROM OPERATING ACTIVITIES
     Net income..............................  $  86.3  $  62.3  $  36.7
     Adjustments to reconcile net income to
       net cash used in operating activities:
         Net realized losses/(gains).........      8.7    (20.0)    (2.9)
         Net amortization and depreciation...     (2.3)    (7.1)   --
         Sales practice litigation expense...    --        21.0    --
         Loss from cession of disability
           income business...................    --       --        53.9
         Deferred federal income taxes.......     30.5     11.8      7.1
         Payment related to cession of
           disability income business........    --       --      (207.0)
         Change in deferred acquisition
           costs.............................   (169.7)  (177.8)  (181.3)
         Change in reinsurance premiums
           payable...........................    (31.5)    40.8      3.9
         Change in accrued investment
           income............................     (2.5)     0.7      3.5
         Change in policy liabilities and
           accruals, net.....................     (8.4)   193.1    (72.4)
         Change in reinsurance receivable....     20.7    (56.9)    22.1
         Change in expenses and taxes
           payable...........................     64.1     55.4      0.2
         Other, net..........................    (14.8)   (28.5)    (7.1)
                                               -------  -------  -------
             Net cash (used in) provided by
               operating activities..........    (18.9)    94.8   (343.3)
                                               -------  -------  -------
 CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from disposals and maturities
       of available-for-sale fixed
       maturities............................    330.9    187.0    909.7
     Proceeds from disposals of equity
       securities............................     30.9     53.3      2.4
     Proceeds from disposals of other
       investments...........................      0.8     22.7     23.7
     Proceeds from mortgages matured or
       collected.............................     30.5     60.1     62.9
     Purchase of available-for-sale fixed
       maturities............................   (415.5)  (136.0)  (579.7)
     Purchase of equity securities...........    (20.2)   (30.6)    (3.2)
     Purchase of other investments...........    (44.1)   (22.7)    (9.0)
     Purchase of mortgages...................    --       (58.9)   (70.4)
     Other investing activities, net.........      2.0     (3.9)   --
                                               -------  -------  -------
         Net cash (used in) provided by
           investing activities..............    (84.7)    71.0    336.4
                                               -------  -------  -------
 CASH FLOWS FROM FINANCING ACTIVITIES
     Contribution from subsidiaries..........     14.6    --       --
     Proceeds from issuance of stock and
       capital paid in.......................      4.0     21.0     19.2
                                               -------  -------  -------
         Net cash provided by financing
           activities........................     18.6     21.0     19.2
                                               -------  -------  -------
 Net change in cash and cash equivalents.....    (85.0)   186.8     12.3
 Cash and cash equivalents, beginning of
  period.....................................    217.9     31.1     18.8
                                               -------  -------  -------
 Cash and cash equivalents, end of period....  $ 132.9  $ 217.9  $  31.1
                                               =======  =======  =======
 SUPPLEMENTAL CASH FLOW INFORMATION
     Interest paid...........................  $ --     $ --     $ --
     Income taxes paid.......................  $   4.4  $  36.2  $   5.4

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.  BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

Allmerica Financial Life Insurance and Annuity Company ("AFLIAC" or the "Company") is organized as a stock life insurance company, and is a wholly-owned subsidiary of First Allmerica Financial Life Insurance Company ("FAFLIC") which is a wholly-owned subsidiary of Allmerica Financial Corporation ("AFC"). As noted below, the consolidated accounts of AFLIAC include the accounts of certain wholly-owned non-insurance subsidiaries (principally brokerage and investment advisory subsidiaries).

Prior to July 1, 1999, AFLIAC was a wholly-owned subsidiary of SMA Financial Corporation ("SMAFCO"), which was a wholly-owned subsidiary of FAFLIC. Effective July 1, 1999 and in connection with AFC's restructuring activities, SMAFCO was renamed Allmerica Asset Management , Inc. ("AAM") and contributed it's ownership of AFLIAC to FAFLIC. AAM also contributed Allmerica Investments, Inc., Allmerica Investment Management Company, Inc., Allmerica Financial Investment Management Services, Inc., and Allmerica Financial Services Insurance Agency, Inc., to AFLIAC in exchange for one share of AFLIAC common stock. The equity of these four companies on July 1, 1999 was $11.8 million. For the six months ended December 31, 1999, the subsidiaries of AFLIAC had total revenue of $35.5 million and total benefits, losses and expenses of $24.4 million. All significant intercompany accounts and transactions have been eliminated.

In addition, effective November 1, 1999, the Company's consolidated financial statements include five wholly-owned insurance agencies. These agencies are Allmerica Investments Insurance Agency Inc. of Alabama, Allmerica Investments Insurance Agency of Florida Inc., Allmerica Investment Insurance Agency Inc. of Georgia, Allmerica Investment Insurance Agency Inc. of Kentucky, and Allmerica Investments Insurance Agency Inc. of Mississippi.

The consolidated financial statements of AFLIAC include the accounts of Somerset Square, Inc., a wholly-owned non-insurance company, which was transferred from SMAFCO effective November 30, 1997 and dissolved as a subsidiary effective November 30, 1998. Its results of operations are included for eleven months of 1998 and for the month of December, 1997.

The statutory stockholder's equity of the Company is being maintained at a minimum level of 5% of general account assets by FAFLIC in accordance with a policy established by vote of FAFLIC's Board of Directors.

The preparation of financial statements in conformity with generally accepted accounting principles requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B.  VALUATION OF INVESTMENTS

In accordance with the provisions of Statement of Financial Accounting Standards No. 115 ("Statement No. 115"), "Accounting for Certain Investments in Debt and Equity Securities," the Company is required to classify its investments into one of three categories: held-to-maturity, available-for-sale or trading. The Company determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each balance sheet date.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Debt securities and marketable equity securities are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in a separate component of shareholder's equity. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and reserves. Reserves on mortgage loans are based on losses expected by the Company to be realized on transfers of mortgage loans to real estate (upon foreclosure), on the disposition or settlement of mortgage loans and on mortgage loans which the Company believes may not be collectible in full. In establishing reserves, the Company considers, among other things, the estimated fair value of the underlying collateral.

Fixed maturities and mortgage loans that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received.

Policy loans are carried principally at unpaid principal balances.

During 1997, the Company adopted a plan to dispose of all real estate assets. As of December 31, 1999, there was one property remaining in the Company's real estate portfolio, which is being actively marketed. This asset is carried at the estimated fair value less costs of disposal. Depreciation is not recorded on this asset while it is held for disposal.

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk, are reported as a component of revenues based upon specific identification of the investment assets sold. When an other than temporary impairment of the value of a specific investment or a group of investments is determined, a realized investment loss is recorded. Changes in the valuation allowance for mortgage loans are included in realized investment gains or losses.

C.  FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including debt, investments such as fixed maturities, mortgage loans and equity securities and investment and loan commitments. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

D.  CASH AND CASH EQUIVALENTS

Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

E.  DEFERRED POLICY ACQUISITION COSTS

Acquisition costs consist of commissions, underwriting costs and other costs, which vary with, and are primarily related to, the production of revenues. Acquisition costs related to universal life products, variable annuities and contractholder deposit funds are deferred and amortized in proportion to total estimated gross profits from investment yields, mortality, surrender charges and expense margins over the expected life of the contracts. This amortization is reviewed annually and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments. Acquisition costs related to fixed annuities and other life insurance products are deferred and amortized, generally in proportion to the ratio of annual revenue to the

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

estimated total revenues over the contract periods based upon the same assumptions used in estimating the liability for future policy benefits.

Deferred acquisition costs for each product are reviewed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although realization of deferred policy acquisition costs is not assured, the Company believes it is more likely than not that all of these costs will be realized. The amount of deferred policy acquisition costs considered realizable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced. The amount of amortization of deferred policy acquisition costs could be revised in the near term if any of the estimates discussed above are revised.

F.  SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of variable annuity and variable life insurance contractholders. Assets consist principally of bonds, common stocks, mutual funds, and short-term obligations at market value. The investment income, gains and losses of these accounts generally accrue to the contractholders and, therefore, are not included in the Company's net income. Appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected in shareholder's equity or net investment income.

G.  POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life, disability income and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. The liabilities associated with traditional life insurance products are computed using the net level premium method for individual life and annuity policies, and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 3.0% to 6.0% for life insurance and 3 1/2% to 9 1/2% for annuities. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards. Liabilities for universal life, variable universal life and variable annuities include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality and surrender charges. Liabilities for variable annuities include a reserve for benefit claims in excess of a guaranteed minimum fund value.

Individual disability income benefit liabilities for active lives are estimated using the net level premium method, and assumptions as to future morbidity and interest which provide a margin for adverse deviation. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest.

Liabilities for outstanding claims and losses are estimates of payments to be made for reported claims and estimates of claims incurred but not reported for individual life and disability income policies. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations.

Contractholder deposit funds and other policy liabilities include investment-related products and consist of deposits received from customers and investment earnings on their fund balances.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

All policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that it is more likely than not that policy liabilities and accruals will be sufficient to meet future obligations of policies in force. The amount of liabilities and accruals, however, could be revised in the near term if the estimates discussed above are revised.

H.  PREMIUM AND FEE REVENUE AND RELATED EXPENSES

Premiums for individual life insurance and individual and group annuity products, excluding universal life and investment-related products, are considered revenue when due. Individual disability income insurance premiums are recognized as revenue over the related contract periods. The unexpired portion of these premiums is recorded as unearned premiums. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses include annuity benefit claims in excess of a guaranteed minimum fund value, and net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life and group variable universal life products consist of net investment income, with mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values. Certain policy charges that represent compensation for services to be provided in future periods are deferred and amortized over the period benefited using the same assumptions used to amortize capitalized acquisition costs.

I.  FEDERAL INCOME TAXES

AFC and its domestic subsidiaries (including certain non-insurance operations) file a consolidated United States federal income tax return. Entities included within the consolidated group are segregated into either a life insurance or non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions on the percentage of eligible non-life tax losses that can be applied to offset life insurance company taxable income.

The Board of Directors has delegated to AFC management, the development and maintenance of appropriate federal income tax allocation policies and procedures, which are subject to written agreement between the companies. The Federal income tax for all subsidiaries in the consolidated return of AFC is calculated on a separate return basis. Any current tax liability is paid to AFC. Tax benefits resulting from taxable operating losses or credits of AFC's subsidiaries are not reimbursed to the subsidiary until such losses or credits can be utilized by the subsidiary on a separate return basis.

Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards No. 109, "Accounting for Income Taxes" ("Statement No. 109"). These differences result primarily from policy reserves, policy acquisition expenses, and unrealized appreciation or depreciation on investments.

J.  OTHER INCOME AND OTHER OPERATING EXPENSES

Other income and other operating expenses for the year ended December 31, 1999 include investment management and brokerage income and sub-advisory expenses arising from the activities of the non-insurance subsidiaries that were transferred to AFLIAC during 1999, as more fully described in Note 1A.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

K.  NEW ACCOUNTING PRONOUNCEMENTS

In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("Statement No. 133"), which establishes accounting and reporting standards for derivative instruments. Statement No. 133 requires that an entity recognize all derivatives as either assets or liabilities at fair value in the statement of financial position, and establishes special accounting for the following three types of hedges; fair value hedges, cash flow hedges, and hedges of foreign currency exposures of net investments in foreign operations. This statement is effective for fiscal ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY (an indirect wholly-owned subsidiary of Allmerica Financial Corporation) years beginning after June 15, 2000. The Company is currently assessing the impact of adoption of Statement No. 133.

In March 1998, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 98-1, "Accounting for the Cost of Computer Software Developed or Obtained for Internal Use" ("SoP 98-1"). SoP 98-1 requires that certain costs incurred in developing internal-use computer software be capitalized and provides guidance for determining whether computer software is to be considered for internal use. This statement is effective for fiscal years beginning after December 15, 1998. In the second quarter of 1998, the Company adopted SoP 98-1 effective January 1, 1998, resulting in an increase in pre-tax income of $9.8 million through December 31, 1998. The adoption of SOP 98-1 did not have a material effect on the results of operations or financial position for the three months ended March 31, 1998.

In December 1997, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments" ("SoP 97-3"). SoP 97-3 provides guidance when a liability should be recognized for guaranty fund and other assessments and how to measure the liability. This statement allows for the discounting of the liability if the amount and timing of the cash payments are fixed and determinable. In addition, it provides criteria for when an asset may be recognized for a portion or all of the assessment liability or paid assessment that can be recovered through premium tax offsets or policy surcharges. This statement is effective for fiscal years beginning after December 15, 1998. The adoption of this statement had no effect on the results of operations or financial position of the Company.

In June 1997, the FASB issued Statement No. 131, "Disclosures About Segments of an Enterprise and Related Information" ("Statement No. 131"). This statement establishes standards for the way that public enterprises report information about operating segments in annual financial statements and requires that selected information about those operating segments be reported in interim financial statements. This statement supersedes Statement No. 14, "Financial Reporting for Segments of a Business Enterprise". Statement No. 131 requires that all public enterprises report financial and descriptive information about their reportable operating segments. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. This statement is effective for fiscal years beginning after December 15, 1997. AFLIAC consists of one segment, Allmerica Financial Services, which underwrites and distributes variable annuities and variable universal life insurance via retail channels.

In June 1997, the FASB also issued Statement No. 130, "Reporting Comprehensive Income" ("Statement No. 130"). Statement No. 130 establishes standards for the reporting and display of comprehensive income and its components in a full set of general-purpose financial statements. All items that are required to be recognized under accounting standards as components of comprehensive income are to be reported in a financial statement that is displayed with the same prominence as other financial statements. This statement stipulates that comprehensive income reflect the change in equity of an enterprise during a period from transactions and

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

other events and circumstances from non-owner sources. This statement is effective for fiscal years beginning after December 15, 1997. The Company adopted Statement No. 130 for the first quarter of 1998, which resulted primarily in reporting unrealized gains and losses on investments in debt and equity securities in comprehensive income.

L.  RECLASSIFICATIONS

Certain prior year amounts have been reclassified to conform to the current year presentation.

2.  SIGNIFICANT TRANSACTIONS

During 1999, AFLIAC's parent contributed $11.8 million of additional paid-in capital to the Company in the form of four subsidiaries as disclosed in Note 1A above. These subsidiaries consisted of assets of $22.0 million, of which $14.6 million was cash and cash equivalents, and liabilities of $10.2 million. During 1999, 1998 and 1997, SMAFCO contributed $4.0 million, $21.0 million, and $40.6 million respectively, of additional paid-in capital to the Company. The nature of the 1997 contribution was $19.2 million in cash and $21.4 million in other assets including Somerset Square, Inc.

Effective January 1, 1998, the Company entered into an agreement with a highly rated reinsurer to reinsure the mortality risk on the universal life and variable universal life blocks of business. The agreement did not have a material effect on the results of operations or financial position of the Company.

On April 14, 1997, the Company entered into an agreement in principle to cede substantially all of the Company's individual disability income line of business under a 100% coinsurance agreement with a highly rated reinsurer. The coinsurance agreement became effective October 1, 1997. The transaction has resulted in the recognition of a $53.9 million pre-tax loss in the first quarter of 1997.

3.  INVESTMENTS

A.  SUMMARY OF INVESTMENTS

The Company accounts for its investments, all of which are classified as available-for-sale, in accordance with the provisions of Statement No. 115.

The amortized cost and fair value of available-for-sale fixed maturities and equity securities were as follows:

                                                             1999
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency securities.......  $    5.2     $ 0.2       $--       $    5.4
States and political subdivisions.......      12.4       0.1       --            12.5
Foreign governments.....................      38.6       0.9         0.6         38.9
Corporate fixed maturities..............   1,180.0      10.3        38.9      1,151.4
Mortgage-backed securities..............     118.0       1.1         2.7        116.4
                                          --------     -----       -----     --------
Total fixed maturities..................  $1,354.2     $12.6       $42.2     $1,324.6
                                          ========     =====       =====     ========
Equity securities.......................  $   25.2     $ 7.4       $--       $   32.6
                                          ========     =====       =====     ========

(1) Amortized cost for fixed maturities and cost for equity securities.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

                                                             1998
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency securities.......  $    5.8     $ 0.8       $--       $    6.6
States and political subdivisions.......       2.7       0.2       --             2.9
Foreign governments.....................      48.8       1.6         1.5         48.9
Corporate fixed maturities..............   1,096.0      58.0        17.7      1,136.3
Mortgage-backed securities..............     131.3       5.8         1.4        135.7
                                          --------     -----       -----     --------
Total fixed maturities..................  $1,284.6     $66.4       $20.6     $1,330.4
                                          ========     =====       =====     ========
Equity securities.......................  $   27.4     $ 8.9       $ 4.5     $   31.8
                                          ========     =====       =====     ========

(1) Amortized cost for fixed maturities and cost for equity securities.

In connection with AFLIAC's voluntary withdrawal of its license in New York, AFLIAC agreed with the New York Department of Insurance to maintain, through a custodial account in New York, a security deposit, the market value of which will at all times equal 102% of all outstanding liabilities of AFLIAC for New York policyholders, claimants and creditors. At December 31, 1999, the amortized cost and market value of these assets on deposit in New York were $196.4 million and $193.0 million, respectively. At December 31, 1998, the amortized cost and market value of assets on deposit were $268.5 million and $284.1 million, respectively. In addition, fixed maturities, excluding those securities on deposit in New York, with an amortized cost of $4.1 million and $4.2 million were on deposit with various state and governmental authorities at December 31, 1999 and 1998, respectively.

There were no contractual fixed maturity investment commitments at December 31, 1999.

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Mortgage backed securities are included in the category representing their ultimate maturity.

                                                                     1999
                                                              -------------------
DECEMBER 31,                                                  AMORTIZED    FAIR
(IN MILLIONS)                                                   COST      VALUE
-------------                                                 ---------  --------
Due in one year or less.....................................  $   54.5   $   54.8
Due after one year through five years.......................     349.1      347.2
Due after five years through ten years......................     652.9      637.1
Due after ten years.........................................     297.7      285.5
                                                              --------   --------
Total.......................................................  $1,354.2   $1,324.6
                                                              ========   ========

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Unrealized gains and losses on available-for-sale and other securities, are summarized as follows:

                                                                             EQUITY
FOR THE YEARS ENDED DECEMBER 31,                                FIXED      SECURITIES
(IN MILLIONS)                                                 MATURITIES  AND OTHER (1)  TOTAL
-------------                                                 ----------  -------------  ------
1999
Net appreciation, beginning of year.........................    $ 16.2       $  7.9      $ 24.1
                                                                ------       ------      ------
Net depreciation on available-for-sale securities...........     (75.3)        (0.2)      (75.5)
Net appreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................      34.4       --            34.4
Benefit from deferred federal income taxes..................      14.3          0.1        14.4
                                                                ------       ------      ------
                                                                 (26.6)        (0.1)      (26.7)
                                                                ------       ------      ------
Net (depreciation) appreciation, end of year................    $(10.4)      $  7.8      $ (2.6)
                                                                ======       ======      ======

1998
Net appreciation, beginning of year.........................    $ 22.1       $ 16.4      $ 38.5
                                                                ------       ------      ------
Net depreciation on available-for-sale securities...........     (16.2)       (14.3)      (30.5)
Net appreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................       7.1       --             7.1
Benefit from deferred federal income taxes..................       3.2          5.8         9.0
                                                                ------       ------      ------
                                                                  (5.9)        (8.5)      (14.4)
                                                                ------       ------      ------
Net appreciation, end of year...............................    $ 16.2       $  7.9      $ 24.1
                                                                ======       ======      ======

1997
Net appreciation, beginning of year.........................    $ 12.7       $  7.8      $ 20.5
                                                                ------       ------      ------
Net appreciation on available-for-sale securities...........      24.3         12.5        36.8
Net depreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................      (9.8)      --            (9.8)
Provision for deferred federal income taxes.................      (5.1)        (3.9)       (9.0)
                                                                ------       ------      ------
                                                                   9.4          8.6        18.0
                                                                ------       ------      ------
Net appreciation, end of year...............................    $ 22.1       $ 16.4      $ 38.5
                                                                ======       ======      ======

(1) Includes net (depreciation) appreciation on other investments of $(3.1) million, $0.9 million, and $1.3 million in 1999, 1998, and 1997, respectively.

B.  MORTGAGE LOANS AND REAL ESTATE

AFLIAC's mortgage loans are diversified by property type and location. The real estate investment was obtained by an affiliate through foreclosure. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the property's value at the time the original loan is made.

The carrying values of mortgage loans and the real estate investment net of applicable reserves were $234.6 million and $244.5 million at December 31, 1999 and 1998, respectively. Reserves for mortgage loans were $2.4 million and $3.3 million at December 31, 1999 and 1998, respectively.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

During 1997, the Company committed to a plan to dispose of all real estate assets. At December 31, 1999, there was one property remaining in the Company's real estate portfolio which is being actively marketed. Depreciation is not recorded on this asset while it is held for disposal.

There were no non-cash investing activities, including real estate acquired through foreclosure of mortgage loans, in 1999, 1998 and 1997.

There were no material contractual commitments to extend credit under commercial mortgage loan agreements at December 31, 1999.

Mortgage loans and real estate investments comprised the following property types and geographic regions:

DECEMBER 31,
(IN MILLIONS)                                                  1999    1998
-------------                                                 ------  ------
Property type:
  Office building...........................................  $136.1  $129.2
  Residential...............................................    18.5    18.9
  Retail....................................................    28.3    37.4
  Industrial/warehouse......................................    51.1    59.2
  Other.....................................................     3.0     3.1
  Valuation allowances......................................    (2.4)   (3.3)
                                                              ------  ------
Total.......................................................  $234.6  $244.5
                                                              ======  ======
Geographic region:
  South Atlantic............................................  $ 60.7  $ 55.5
  Pacific...................................................    76.2    80.0
  East North Central........................................    35.9    41.4
  Middle Atlantic...........................................    20.1    22.5
  New England...............................................    29.9    26.9
  West South Central........................................     1.9     6.7
  Other.....................................................    12.3    14.8
  Valuation allowances......................................    (2.4)   (3.3)
                                                              ------  ------
Total.......................................................  $234.6  $244.5
                                                              ======  ======

At December 31, 1999, scheduled mortgage loan maturities were as follows:
2000 -- $40.8 million; 2001 -- $6.3 million; 2002 -- $11.2 million; 2003 --
$0.5 million; 2004 -- $23.7 million; and $141.2 million thereafter. Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced. During 1999, the Company did not refinance any mortgage loans based on terms which differed from those granted to new borrowers.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

C.  INVESTMENT VALUATION ALLOWANCES

Investment valuation allowances which have been deducted in arriving at investment carrying values as presented in the consolidated balance sheets and changes thereto are shown below.

FOR THE YEARS ENDED DECEMBER 31,                              BALANCE AT                           BALANCE AT
(IN MILLIONS)                                                 JANUARY 1   PROVISIONS  WRITE-OFFS  DECEMBER 31
-------------                                                 ----------  ----------  ----------  ------------
1999
Mortgage loans..............................................    $ 3.3       $(0.8)       $0.1         $2.4
                                                                =====       =====        ====         ====
1998
Mortgage loans..............................................    $ 9.4       $(4.5)       $1.6         $3.3
                                                                =====       =====        ====         ====
1997
Mortgage loans..............................................    $ 9.5       $ 1.1        $1.2         $9.4
Real estate.................................................      1.7         3.7         5.4        --
                                                                -----       -----        ----         ----
    Total...................................................    $11.2       $ 4.8        $6.6         $9.4
                                                                =====       =====        ====         ====

Provisions on mortgages during 1999 and 1998 reflect the release of redundant specific reserves. Write-offs of $5.4 million to the investment valuation allowance related to real estate in 1997 primarily reflect write downs to the estimated fair value less costs to sell pursuant to the aforementioned 1997 plan of disposal.

The carrying value of impaired loans was $11.4 million and $15.3 million, with related reserves of $0.7 million and $1.5 million as of December 31, 1999 and 1998, respectively. All impaired loans were reserved for as of December 31, 1999 and 1998.

The average carrying value of impaired loans was $14.3 million, $17.0 million and $19.8 million, with related interest income while such loans were impaired of $1.5 million, $2.0 million and $2.2 million as of December 31, 1999, 1998 and 1997, respectively.

D.  OTHER

At December 31, 1999 and 1998, AFLIAC had no concentration of investments in a single investee exceeding 10% of shareholder's equity.

4.  INVESTMENT INCOME AND GAINS AND LOSSES

A.  NET INVESTMENT INCOME

The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1999    1998    1997
-------------                                                 ------  ------  ------
Fixed maturities............................................  $107.2  $107.7  $130.0
Mortgage loans..............................................    19.0    25.5    20.4
Equity securities...........................................     0.4     0.3     1.3
Policy loans................................................    12.4    11.7    10.8
Real estate and other long-term investments.................     4.0     4.8     4.9
Short-term investments......................................     9.5     4.2     1.4
                                                              ------  ------  ------
    Gross investment income.................................   152.5   154.2   168.8
Less investment expenses....................................    (2.3)   (2.9)   (4.6)
                                                              ------  ------  ------
    Net investment income...................................  $150.2  $151.3  $164.2
                                                              ======  ======  ======

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

At December 31, 1999, the Company had fixed maturities with a carrying value of $0.8 million on non-accrual status. There were no mortgage loans on non-accrual status at December 31, 1999. There were no mortgage loans or fixed maturities on non-accrual status at December 31, 1998. The effect of non-accruals, compared with amounts that would have been recognized in accordance with the original terms of the investments, was a reduction in net income of $1.2 million in 1999, and had no impact in 1998 and 1997.

The payment terms of mortgage loans may from time to time be restructured or modified. The investment in restructured mortgage loans, based on amortized cost, amounted to $12.2 million, $12.6 million and $21.1 million at December 31, 1999, 1998 and 1997, respectively. Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $0.9 million, $1.4 million and $1.9 million in 1999, 1998, and 1997, respectively. Actual interest income on these loans included in net investment income aggregated $1.1 million, $1.8 million and $2.1 million in 1999, 1998 and 1997, respectively.

There were no fixed maturities or mortgage loans which were non-income producing for the year ended December 31, 1999.

Included in other long-term investments is income from limited partnerships of $0.9 million and $0.7 million in 1999 and 1998, respectively. There was no income from limited partnerships included in other long-term investments in 1997.

B.  NET REALIZED INVESTMENT GAINS AND LOSSES

Realized (losses) gains on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1999   1998   1997
-------------                                                 ------  -----  -----
Fixed maturities............................................  $(18.8) $(6.1) $ 3.0
Mortgage loans..............................................     0.8    8.0   (1.1)
Equity securities...........................................     8.5   15.7    0.5
Real estate and other.......................................     0.8    2.4    0.5
                                                              ------  -----  -----
Net realized investment (losses) gains......................  $ (8.7) $20.0  $ 2.9
                                                              ======  =====  =====

The proceeds from voluntary sales of available-for-sale securities and the gross realized gains and gross realized losses on those sales were as follows:

                                                              PROCEEDS FROM
FOR THE YEARS ENDED DECEMBER 31,                                VOLUNTARY    GROSS  GROSS
(IN MILLIONS)                                                     SALES      GAINS  LOSSES
-------------                                                 -------------  -----  ------
1999
Fixed maturities............................................     $162.3      $ 2.7   $4.3
Equity securities...........................................     $ 30.4      $10.1   $1.6
1998
Fixed maturities............................................     $ 60.0      $ 2.0   $2.0
Equity securities...........................................     $ 52.6      $17.5   $0.9
1997
Fixed maturities............................................     $702.9      $11.4   $5.0
Equity securities...........................................     $  1.3      $ 0.5   $--

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

C.  OTHER COMPREHENSIVE INCOME RECONCILIATION

The following table provides a reconciliation of gross unrealized (losses) gains to the net balance shown in the consolidated statements of comprehensive income:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1999    1998   1997
-------------                                                 ------  ------  -----
Unrealized (losses) gains on securities:
Unrealized holding (losses) gains arising during period (net of taxes of $(18.0) million, $(5.6) million and
 $10.2 million in 1999, 1998 and 1997, respectively)........  $(33.4) $ (8.2) $20.3
Less: reclassification adjustment for (losses) gains
 included in net income (net of taxes of $(3.6) million,
 $3.4 million and $1.2 million in 1999, 1998 and 1997,
 respectively)..............................................    (6.7)    6.2    2.3
                                                              ------  ------  -----
Other comprehensive (loss) income...........................  $(26.7) $(14.4) $18.0
                                                              ======  ======  =====

5.  FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

Statement No. 107, "Disclosures about Fair Value of Financial Instruments," requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

CASH AND CASH EQUIVALENTS

For these short-term investments, the carrying amount approximates fair value.

FIXED MATURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses.

EQUITY SECURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

MORTGAGE LOANS

Fair values are estimated by discounting the future contractual cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. The fair value of below investment grade mortgage loans are limited to the lesser of the present value of the cash flows or book value.

POLICY LOANS

The carrying amount reported in the balance sheet approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

FIXED ANNUITY AND OTHER CONTRACTS (WITHOUT MORTALITY FEATURES)

Fair values for the Company's liabilities under individual fixed annuity contracts are estimated based on current surrender values, supplemental contracts without life contingencies reflect current fund balances, and other individual contract funds represent the present value of future policy benefits.

The estimated fair values of the financial instruments were as follows:

                                                                     1999                1998
                                                              ------------------  ------------------
DECEMBER 31,                                                  CARRYING    FAIR    CARRYING    FAIR
(IN MILLIONS)                                                  VALUE     VALUE     VALUE     VALUE
-------------                                                 --------  --------  --------  --------
FINANCIAL ASSETS
  Cash and cash equivalents.................................  $  132.9  $  132.9  $  217.9  $  217.9
  Fixed maturities..........................................   1,324.6   1,324.6   1,330.4   1,330.4
  Equity securities.........................................      32.6      32.6      31.8      31.8
  Mortgage loans............................................     223.7     222.8     230.0     241.9
  Policy loans..............................................     166.8     166.8     151.5     151.5
                                                              --------  --------  --------  --------
                                                              $1,880.6  $1,879.7  $1,961.6  $1,973.5
                                                              ========  ========  ========  ========
FINANCIAL LIABILITIES
  Individual fixed annuity contracts........................  $1,048.0  $1,014.9  $1,069.4  $1,034.6
  Supplemental contracts without life contingencies.........      25.0      25.0      21.0      21.0
  Other individual contract deposit funds...................      19.3      19.3      17.0      17.0
                                                              --------  --------  --------  --------
                                                              $1,092.3  $1,059.2  $1,107.4  $1,072.6
                                                              ========  ========  ========  ========

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

6.  FEDERAL INCOME TAXES

Provisions for federal income taxes have been calculated in accordance with the provisions of Statement No. 109. A summary of the federal income tax expense in the consolidated statement of income is shown below:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                 1999   1998   1997
-------------                                                 -----  -----  -----
Federal income tax expense
  Current...................................................  $15.5  $22.1  $13.9
  Deferred..................................................   30.5   11.8    7.1
                                                              -----  -----  -----
Total.......................................................  $46.0  $33.9  $21.0
                                                              =====  =====  =====

The provision for federal income taxes does not materially differ from the amount of federal income tax determined by applying the appropriate U.S. statutory income tax rate to income before federal income taxes.

The deferred income tax (asset) liability represents the tax effects of temporary differences:

DECEMBER 31,
(IN MILLIONS)                                                  1999     1998
-------------                                                 -------  -------
Deferred tax (assets) liabilities
  Policy reserves...........................................  $(233.7) $(205.1)
  Deferred acquisition costs................................    339.7    278.8
  Investments, net..........................................     (4.0)    12.5
  Litigation reserves.......................................     (4.3)    (7.4)
  Bad debt reserve..........................................    --        (0.4)
  Other, net................................................     (2.9)     0.4
                                                              -------  -------
Deferred tax liability, net.................................  $  94.8  $  78.8
                                                              =======  =======

Gross deferred income tax liabilities totaled $360.4 million and $291.7 million at December 31, 1999 and 1998, respectively. Gross deferred income tax assets totaled $265.6 million and $212.9 million at December 31, 1999 and 1998, respectively.

The Company believes, based on its recent earnings history and its future expectations, that the Company's taxable income in future years will be sufficient to realize all deferred tax assets. In determining the adequacy of future income, the Company considered the future reversal of its existing temporary differences and available tax planning strategies that could be implemented, if necessary.

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"), and provisions are routinely made in the financial statements in anticipation of the results of these audits. The IRS has examined the FAFLIC/AFLIAC consolidated group's federal income tax returns through 1994. The Company has appealed certain adjustments proposed by the IRS with respect federal income tax returns for 1992, 1993, and 1994 for the FAFLIC/AFLIAC consolidated group. Also, certain adjustments proposed by the IRS with respect to FAFLIC/AFLIAC's federal income tax returns for 1982 and 1983 remain unresolved. If upheld, these adjustments would result in additional payments; however, the Company will vigorously defend its position with respect to these adjustments. In the Company's opinion, adequate tax liabilities have

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

been established for all years. However, the amount of these tax liabilities could be revised in the near term if estimates of the Company's ultimate liability are revised.

7.  RELATED PARTY TRANSACTIONS

The Company has no employees of its own, but has agreements under which FAFLIC provides management, space and other services, including accounting, electronic data processing, human resources, legal and other staff functions. Charges for these services are based on full cost including all direct and indirect overhead costs, and amounted to $173.9 million, $145.4 million and $124.1 million in 1999, 1998 and 1997 respectively. The net amounts payable to FAFLIC and affiliates for accrued expenses and various other liabilities and receivables were $48.6 million and $16.4 million at December 31, 1999 and 1998, respectively.

8.  DIVIDEND RESTRICTIONS

Delaware has enacted laws governing the payment of dividends to stockholders by insurers. These laws affect the dividend paying ability of the Company.

Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that an insurer may pay in any twelve month period, without the prior approval of the Delaware Commissioner of Insurance, is limited to the greater of (i) 10% of its policyholders' surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company) or its net income (not including realized capital gains) for the preceding calendar year (if such insurer is not a life company). Any dividends to be paid by an insurer, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus would also require the prior approval of the Delaware Commissioner of Insurance.

No dividends were declared by the Company during 1999, 1998 or 1997. During 2000, AFLIAC could pay dividends of $34.3 million to FAFLIC without prior approval.

9.  REINSURANCE

In the normal course of business, the Company seeks to reduce the loss that may arise from events that cause unfavorable underwriting results by reinsuring certain levels of risk in various areas of exposure with other insurance enterprises or reinsurers. Reinsurance transactions are accounted for in accordance with the provisions of Statement No. 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts" ("Statement
No. 113").

The Company reinsures 100% of its traditional individual life and certain blocks of its universal life business, substantially all of its disability income business, and effective January 1, 1998, the mortality risk on the variable universal life and remaining universal life blocks of business in-force at December 31, 1997.

Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its reinsurers are financially sound.

Amounts recoverable from reinsurers at December 31, 1999 and 1998 for the disability income business were $241.5 million and $230.8 million, respectively, traditional life were $9.7 million and $11.4 million, respectively, and universal and variable universal life were $36.0 million and $65.8 million, respectively.

The effects of reinsurance were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1999    1998    1997
-------------                                                 ------  ------  ------
Insurance premiums:
  Direct....................................................  $ 41.3  $ 45.5  $ 48.8
  Assumed...................................................    --      --       2.6
  Ceded.....................................................   (40.8)  (45.0)  (28.6)
                                                              ------  ------  ------
Net premiums................................................  $  0.5  $  0.5  $ 22.8
                                                              ======  ======  ======
Insurance and other individual policy benefits, claims and
 losses:
  Direct....................................................  $210.6  $204.0  $226.0
  Assumed...................................................    --      --       4.2
  Ceded.....................................................   (37.0)  (50.1)  (42.4)
                                                              ------  ------  ------
Net policy benefits, claims and losses......................  $173.6  $153.9  $187.8
                                                              ======  ======  ======

10.  DEFERRED POLICY ACQUISITION COSTS

The following reflects the changes to the deferred policy acquisition cost asset:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   1999     1998    1997
-------------                                                 --------  ------  ------
Balance at beginning of year................................  $  950.5  $765.3  $632.7
  Acquisition expenses deferred.............................     219.5   242.4   184.2
  Amortized to expense during the year......................     (49.8)  (64.6)  (53.1)
  Adjustment to equity during the year......................      36.2     7.4   (10.2)
  Adjustment for cession of disability income insurance.....     --       --     (38.6)
  Adjustment for revision of universal life and variable
    universal life insurance mortality assumptions..........     --       --      50.3
                                                              --------  ------  ------
Balance at end of year......................................  $1,156.4  $950.5  $765.3
                                                              ========  ======  ======

On October 1, 1997, the Company revised the mortality assumptions for universal life and variable universal life product lines. These revisions resulted in a $50.3 million recapitalization of deferred policy acquisition costs.

11.  LIABILITIES FOR INDIVIDUAL DISABILITY INCOME BENEFITS

The Company regularly updates its estimates of liabilities for future policy benefits and outstanding claims and losses as new information becomes available and further events occur which may impact the resolution of

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

unsettled claims. Changes in prior estimates are recorded in results of operations in the year such changes are determined to be needed.

The liability for future policy benefits and outstanding claims and losses related to the Company's disability income business was $240.7 million and $233.3 million at December 31, 1999 and 1998. Due to the reinsurance agreement whereby the Company has ceded substantially all of its disability income business to a highly rated reinsurer, the Company believes that no material adverse development of losses will occur. However, the amount of the liabilities could be revised in the near term if the estimates used in determining the liability are revised.

12.  CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential effect on it of any such future assessments or voluntary payments.

LITIGATION

In July 1997, a lawsuit on behalf of a putative class was instituted in Louisiana against AFC and certain of its subsidiaries including AFLIAC, by individual plaintiffs alleging fraud, unfair or deceptive acts, breach of contract, misrepresentation, and related claims in the sale of life insurance policies. In October 1997, plaintiffs voluntarily dismissed the Louisiana suit and filed a substantially similar action in Federal District Court in Worcester, Massachusetts. In early November 1998, AFC and the plaintiffs entered into a settlement agreement. The court granted preliminary approval of the settlement on December 4, 1998. On May 19, 1999, the Court issued an order certifying the class for settlement purposes and granting final approval of the settlement agreement. AFLIAC recognized a $21.0 million pre-tax expense during the third quarter of 1998 related to this litigation. Although the Company believes that this expense reflects appropriate recognition of its obligation under the settlement, this estimate assumes the availability of insurance coverage for certain claims, and the estimate may be revised based on the amount of reimbursement actually tendered by AFC's insurance carriers, and based on changes in the Company's estimate of the ultimate cost of the benefits to be provided to members of the class.

The Company has been named a defendant in various legal proceedings arising in the normal course of business. In the Company's opinion, based on the advice of legal counsel, the ultimate resolution of these proceedings will not have a material effect on the Company's consolidated financial statements. However, liabilities related to these proceedings could be established in the near term if estimates of the ultimate resolution of these proceedings are revised.

YEAR 2000

The Year 2000 issue resulted from computer programs being written using two digits rather than four to define the applicable year. Computer programs that have date-sensitive software may recognize a date using "00" as the year 1900 rather than the year 2000. This could result in a system failure or miscalculations causing disruptions of operations, including, among other things, a temporary inability to process transactions, send invoices or engage in similar normal business activities.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Although the Company does not believe that there is a material contingency associated with the Year 2000 issue, there can be no assurance that exposure for material contingencies will not arise.

13.  STATUTORY FINANCIAL INFORMATION

The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory surplus differs from shareholder's equity reported in accordance with generally accepted accounting principles primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, life insurance reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable. In 1999, 49 out of 50 states have adopted the National Association of Insurance Commissioners proposed Codification, which provides for uniform statutory accounting principles. These principles are effective January 1, 2001. The Company is currently assessing the impact that the adoption of Codification will have on its statutory results of operations and financial position. Statutory net income and surplus are as follows:

(IN MILLIONS)                                                  1999    1998    1997
-------------                                                 ------  ------  ------
Statutory net income........................................  $  5.0  $ (8.2) $ 31.5
Statutory shareholder's surplus.............................  $342.7  $312.2  $309.7

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Allmerica Financial Life Insurance and Annuity Company and the Policyowners of the Inheiritage Account of Allmerica Financial Life Insurance and Annuity Company

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Inheiritage Account of Allmerica Financial Life Insurance and Annuity Company at December 31, 1999, the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of Allmerica Financial Life Insurance and Annuity Company; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the Funds, provide a reasonable basis for the opinion expressed above.

/s/ PRICEWATERHOUSECOOPERS LLP

Boston, Massachusetts
April 3, 2000

                              INHEIRITAGE ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1999

                                                                        INVESTMENT         MONEY                      GOVERNMENT
                                                            GROWTH     GRADE INCOME       MARKET       EQUITY INDEX      BOND
                                                          ----------   -------------   -------------   ------------   -----------
ASSETS:
Investments in shares of Allmerica Investment Trust.....  $6,989,658    $2,011,519      $4,380,247      $6,944,029    $  936,722
Investments in shares of Fidelity Variable Insurance
  Products Funds (VIP)..................................          --            --              --              --            --
Investment in shares of T. Rowe Price International
  Series, Inc...........................................          --            --              --              --            --
Investment in shares of Delaware Group Premium Fund.....          --            --              --              --            --
                                                          ----------    ----------      ----------      ----------    ----------
  Total assets..........................................   6,989,658     2,011,519       4,380,247       6,944,029       936,722
LIABILITIES:                                                      --            --              --              --            --
                                                          ----------    ----------      ----------      ----------    ----------
  Net assets............................................  $6,989,658    $2,011,519      $4,380,247      $6,944,029    $  936,722
                                                          ==========    ==========      ==========      ==========    ==========
Net asset distribution by category:
  Variable life policies................................  $6,989,658    $2,011,519      $4,380,247      $6,944,029    $  936,722
                                                          ==========    ==========      ==========      ==========    ==========

Units outstanding, December 31, 1999....................   2,316,395     1,497,167       3,486,667       2,203,458       732,120
Net asset value per unit, December 31, 1999.............  $ 3.017472    $ 1.343550      $ 1.256285      $ 3.151423    $ 1.279465

                                                            SELECT                    SELECT
                                                          AGGRESSIVE     SELECT       GROWTH      SELECT VALUE     SELECT
                                                            GROWTH       GROWTH     AND INCOME    OPPORTUNITY      INCOME
                                                          ----------   ----------   -----------   ------------   ----------
ASSETS:
Investments in shares of Allmerica Investment Trust.....  $8,599,067   $8,537,394   $5,371,582     $3,113,415    $  369,394
Investments in shares of Fidelity Variable Insurance
  Products Funds (VIP)..................................         --            --           --             --            --
Investment in shares of T. Rowe Price International
  Series, Inc...........................................         --            --           --             --            --
Investment in shares of Delaware Group Premium Fund.....         --            --           --             --            --
                                                          ----------   ----------   ----------     ----------    ----------
  Total assets..........................................  8,599,067     8,537,394    5,371,582      3,113,415       369,394
LIABILITIES:                                                     --            --           --             --            --
                                                          ----------   ----------   ----------     ----------    ----------
  Net assets............................................  $8,599,067   $8,537,394   $5,371,582     $3,113,415    $  369,394
                                                          ==========   ==========   ==========     ==========    ==========
Net asset distribution by category:
  Variable life policies................................  $8,599,067   $8,537,394   $5,371,582     $3,113,415    $  369,394
                                                          ==========   ==========   ==========     ==========    ==========
Units outstanding, December 31, 1999....................  3,283,745     2,493,616    2,091,260      1,793,383       329,376
Net asset value per unit, December 31, 1999.............  $2.618677    $ 3.423701   $ 2.568587     $ 1.736057    $ 1.121495

                                                             SELECT
                                                          INTERNATIONAL
                                                             EQUITY
                                                          -------------
ASSETS:
Investments in shares of Allmerica Investment Trust.....   $6,804,763
Investments in shares of Fidelity Variable Insurance
  Products Funds (VIP)..................................           --
Investment in shares of T. Rowe Price International
  Series, Inc...........................................           --
Investment in shares of Delaware Group Premium Fund.....           --
                                                           ----------
  Total assets..........................................    6,804,763
LIABILITIES:                                                       --
                                                           ----------
  Net assets............................................   $6,804,763
                                                           ==========
Net asset distribution by category:
  Variable life policies................................   $6,804,763
                                                           ==========
Units outstanding, December 31, 1999....................    3,211,721
Net asset value per unit, December 31, 1999.............   $ 2.118728

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                               DECEMBER 31, 1999

                                        SELECT        SELECT       SELECT                                     FIDELITY
                                       CAPITAL       EMERGING    STRATEGIC    FIDELITY VIP   FIDELITY VIP        VIP
                                     APPRECIATION    MARKETS       GROWTH     HIGH INCOME    EQUITY-INCOME     GROWTH
                                     ------------   ----------   ----------   ------------   -------------   -----------
ASSETS:
Investments in shares of Allmerica
  Investment Trust.................   $3,632,685    $  477,627   $  762,776    $       --     $       --     $        --
Investments in shares of Fidelity
  Variable Insurance Products
  Funds (VIP)......................           --            --           --     3,233,961      9,185,614      11,689,429
Investment in shares of T. Rowe
  Price International
  Series, Inc......................           --            --           --            --             --              --
Investment in shares of Delaware
  Group Premium Fund...............           --            --           --            --             --              --
                                      ----------    ----------   ----------    ----------     ----------     -----------
  Total assets.....................    3,632,685       477,627      762,776     3,233,961      9,185,614      11,689,429
LIABILITIES:                                  --            --           --            --             --              --
                                      ----------    ----------   ----------    ----------     ----------     -----------
  Net assets.......................   $3,632,685    $  477,627   $  762,776    $3,233,961     $9,185,614     $11,689,429
                                      ==========    ==========   ==========    ==========     ==========     ===========
Net asset distribution by category:
  Variable life policies...........   $3,632,685    $  477,627   $  762,776    $3,233,961     $9,185,614     $11,689,429
                                      ==========    ==========   ==========    ==========     ==========     ===========

Units outstanding, December 31,
  1999.............................    1,546,958       374,974      688,290     2,065,643      3,931,875       3,174,817
Net asset value per unit,
  December 31, 1999................   $ 2.348277    $ 1.273759   $ 1.108219    $ 1.565595     $ 2.336192     $  3.681922

                                      FIDELITY                      T. ROWE PRICE       DGPF
                                        VIP       FIDELITY VIP II   INTERNATIONAL   INTERNATIONAL
                                      OVERSEAS     ASSET MANAGER        STOCK          EQUITY
                                     ----------   ---------------   -------------   -------------
ASSETS:
Investments in shares of Allmerica
  Investment Trust.................  $       --      $       --      $       --      $       --
Investments in shares of Fidelity
  Variable Insurance Products
  Funds (VIP)......................   1,692,823       1,498,263              --              --
Investment in shares of T. Rowe
  Price International
  Series, Inc......................          --              --       2,636,620              --
Investment in shares of Delaware
  Group Premium Fund...............          --              --              --       1,749,278
                                     ----------      ----------      ----------      ----------
  Total assets.....................   1,692,823       1,498,263       2,636,620       1,749,278
LIABILITIES:                                 --              --              --              --
                                     ----------      ----------      ----------      ----------
  Net assets.......................  $1,692,823      $1,498,263      $2,636,620      $1,749,278
                                     ==========      ==========      ==========      ==========
Net asset distribution by category:
  Variable life policies...........  $1,692,823      $1,498,263      $2,636,620      $1,749,278
                                     ==========      ==========      ==========      ==========
Units outstanding, December 31,
  1999.............................     839,921         777,118       1,422,068       1,014,570
Net asset value per unit,
  December 31, 1999................  $ 2.015455      $ 1.927973      $ 1.854075      $ 1.724157

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                            STATEMENTS OF OPERATIONS

                                                                        GROWTH                    INVESTMENT GRADE INCOME
                                                                  FOR THE YEAR ENDED                FOR THE YEAR ENDED
                                                                     DECEMBER 31,                      DECEMBER 31,
                                                           --------------------------------   -------------------------------
                                                              1999        1998       1997       1999        1998       1997
                                                           ----------   --------   --------   ---------   --------   --------
INVESTMENT INCOME:
  Dividends..............................................  $   33,997   $ 38,953   $ 31,372   $ 118,052   $75,718    $50,621
                                                           ----------   --------   --------   ---------   -------    -------
EXPENSES:
  Mortality and expense risk fees........................      47,745     31,495     18,158      16,432    11,096      6,698
  Administrative expense fees............................      13,466      8,883      5,122       4,634     3,130      1,889
                                                           ----------   --------   --------   ---------   -------    -------
    Total expenses.......................................      61,211     40,378     23,280      21,066    14,226      8,587
                                                           ----------   --------   --------   ---------   -------    -------
    Net investment income (loss).........................     (27,214)    (1,425)     8,092      96,986    61,492     42,034
                                                           ----------   --------   --------   ---------   -------    -------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors....     475,456     36,435    431,686       1,454        --         --
  Net realized gain (loss) from sales of investments.....      68,882     14,365     23,025      (3,865)    6,041      1,716
                                                           ----------   --------   --------   ---------   -------    -------
    Net realized gain (loss).............................     544,338     50,800    454,711      (2,411)    6,041      1,716
  Net unrealized gain (loss).............................     841,945    534,100    (71,668)   (131,308)   14,016     18,269
                                                           ----------   --------   --------   ---------   -------    -------
    Net realized and unrealized gain (loss)..............   1,386,283    584,900    383,043    (133,719)   20,057     19,985
                                                           ----------   --------   --------   ---------   -------    -------
    Net increase (decrease) in net assets from
      operations.........................................  $1,359,069   $583,475   $391,135   $ (36,733)  $81,549    $62,019
                                                           ==========   ========   ========   =========   =======    =======

                                                                    MONEY MARKET                     EQUITY INDEX
                                                                 FOR THE YEAR ENDED               FOR THE YEAR ENDED
                                                                    DECEMBER 31,                     DECEMBER 31,
                                                           ------------------------------   ------------------------------
                                                             1999       1998       1997       1999       1998       1997
                                                           --------   --------   --------   --------   --------   --------
INVESTMENT INCOME:
  Dividends..............................................  $192,532   $103,860   $75,584    $ 52,058   $ 33,099   $ 16,809
                                                           --------   --------   -------    --------   --------   --------
EXPENSES:
  Mortality and expense risk fees........................    34,115     17,352    12,569      49,043     23,854     10,805
  Administrative expense fees............................     9,622      4,894     3,546      13,833      6,729      3,047
                                                           --------   --------   -------    --------   --------   --------
    Total expenses.......................................    43,737     22,246    16,115      62,876     30,583     13,852
                                                           --------   --------   -------    --------   --------   --------
    Net investment income (loss).........................   148,795     81,614    59,469     (10,818)     2,516      2,957
                                                           --------   --------   -------    --------   --------   --------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors....        --         --        --       8,284     91,759     46,480
  Net realized gain (loss) from sales of investments.....        --         --        --     131,171     53,862     40,082
                                                           --------   --------   -------    --------   --------   --------
    Net realized gain (loss).............................        --         --        --     139,455    145,621     86,562
  Net unrealized gain (loss).............................        --         --        --     857,189    511,720    214,373
                                                           --------   --------   -------    --------   --------   --------
    Net realized and unrealized gain (loss)..............        --         --        --     996,644    657,341    300,935
                                                           --------   --------   -------    --------   --------   --------
    Net increase (decrease) in net assets from
      operations.........................................  $148,795   $ 81,614   $59,469    $985,826   $659,857   $303,892
                                                           ========   ========   =======    ========   ========   ========

                                                                  GOVERNMENT BOND
                                                                 FOR THE YEAR ENDED
                                                                    DECEMBER 31,
                                                           ------------------------------
                                                             1999       1998       1997
                                                           --------   --------   --------
INVESTMENT INCOME:
  Dividends..............................................  $ 48,982   $18,086    $10,918
                                                           --------   -------    -------
EXPENSES:
  Mortality and expense risk fees........................     7,418     2,575      1,719
  Administrative expense fees............................     2,092       726        485
                                                           --------   -------    -------
    Total expenses.......................................     9,510     3,301      2,204
                                                           --------   -------    -------
    Net investment income (loss).........................    39,472    14,785      8,714
                                                           --------   -------    -------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors....        --        --         --
  Net realized gain (loss) from sales of investments.....    (3,983)      588        645
                                                           --------   -------    -------
    Net realized gain (loss).............................    (3,983)      588        645
  Net unrealized gain (loss).............................   (42,275)     (265)     1,985
                                                           --------   -------    -------
    Net realized and unrealized gain (loss)..............   (46,258)      323      2,630
                                                           --------   -------    -------
    Net increase (decrease) in net assets from
      operations.........................................  $ (6,786)  $15,108    $11,344
                                                           ========   =======    =======

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                         SELECT AGGRESSIVE GROWTH                SELECT GROWTH
                                            FOR THE YEAR ENDED                 FOR THE YEAR ENDED
                                               DECEMBER 31,                       DECEMBER 31,
                                     --------------------------------   --------------------------------
                                        1999        1998       1997        1999        1998       1997
                                     ----------   --------   --------   ----------   --------   --------
INVESTMENT INCOME:
  Dividends........................  $       --   $     --   $     --   $    3,131   $  2,828   $  5,433
                                     ----------   --------   --------   ----------   --------   --------
EXPENSES:
  Mortality and expense risk
    fees...........................      56,418     40,529     24,141       54,056     27,550     10,338
  Administrative expense fees......      15,912     11,432      6,809       15,246      7,770      2,916
                                     ----------   --------   --------   ----------   --------   --------
    Total expenses.................      72,330     51,961     30,950       69,302     35,320     13,254
                                     ----------   --------   --------   ----------   --------   --------
    Net investment income (loss)...     (72,330)   (51,961)   (30,950)     (66,171)   (32,492)    (7,821)
                                     ----------   --------   --------   ----------   --------   --------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain distributions from
    portfolio sponsors.............          --         --    276,322      198,983     30,097     94,924
  Net realized gain (loss) from
    sales of investments...........     177,208     29,465     21,985      138,303     85,378      2,956
                                     ----------   --------   --------   ----------   --------   --------
    Net realized gain (loss).......     177,208     29,465    298,307      337,286    115,475     97,880
  Net unrealized gain (loss).......   2,105,983    426,520    178,576    1,445,329    881,261    221,502
                                     ----------   --------   --------   ----------   --------   --------
    Net realized and unrealized
      gain (loss)..................   2,283,191    455,985    476,883    1,782,615    996,736    319,382
                                     ----------   --------   --------   ----------   --------   --------
    Net increase (decrease) in net
      assets from operations.......  $2,210,861   $404,024   $445,933   $1,716,444   $964,244   $311,561
                                     ==========   ========   ========   ==========   ========   ========

                                        SELECT GROWTH AND INCOME         SELECT VALUE OPPORTUNITY
                                           FOR THE YEAR ENDED               FOR THE YEAR ENDED
                                              DECEMBER 31,                     DECEMBER 31,
                                     ------------------------------   -------------------------------
                                       1999       1998       1997       1999        1998       1997
                                     --------   --------   --------   ---------   --------   --------
INVESTMENT INCOME:
  Dividends........................  $ 45,116   $ 30,725   $ 19,498   $      18   $25,765    $ 10,855
                                     --------   --------   --------   ---------   -------    --------
EXPENSES:
  Mortality and expense risk
    fees...........................    36,123     21,317     12,838      27,600    22,210      12,654
  Administrative expense fees......    10,188      6,012      3,621       7,784     6,265       3,569
                                     --------   --------   --------   ---------   -------    --------
    Total expenses.................    46,311     27,329     16,459      35,384    28,475      16,223
                                     --------   --------   --------   ---------   -------    --------
    Net investment income (loss)...    (1,195)     3,396      3,039     (35,366)   (2,710)     (5,368)
                                     --------   --------   --------   ---------   -------    --------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain distributions from
    portfolio sponsors.............   298,378      8,250    160,094     178,099     8,943     260,710
  Net realized gain (loss) from
    sales of investments...........    33,526     18,895      9,161     (12,326)   17,943      36,135
                                     --------   --------   --------   ---------   -------    --------
    Net realized gain (loss).......   331,904     27,145    169,255     165,773    26,886     296,845
  Net unrealized gain (loss).......   313,687    330,322     91,787    (307,116)   69,671       7,494
                                     --------   --------   --------   ---------   -------    --------
    Net realized and unrealized
      gain (loss)..................   645,591    357,467    261,042    (141,343)   96,557     304,339
                                     --------   --------   --------   ---------   -------    --------
    Net increase (decrease) in net
      assets from operations.......  $644,396   $360,863   $264,081   $(176,709)  $93,847    $298,971
                                     ========   ========   ========   =========   =======    ========

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                               SELECT INCOME

                                           FOR THE                          SELECT INTERNATIONAL EQUITY
                                         YEAR ENDED          FOR THE            FOR THE YEAR ENDED
                                        DECEMBER 31,         PERIOD                DECEMBER 31,
                                     -------------------   1/21/97* TO   ---------------------------------
                                       1999       1998      12/31/97        1999        1998       1997
                                     --------   --------   -----------   ----------   --------   ---------
INVESTMENT INCOME:
  Dividends........................  $ 20,541   $ 9,342      $2,772      $       --   $ 53,844   $  65,152
                                     --------   -------      ------      ----------   --------   ---------
EXPENSES:
  Mortality and expense risk
    fees...........................     2,850     1,400         363          47,169     33,643      19,115
  Administrative expense fees......       804       395         103          13,304      9,489       5,391
                                     --------   -------      ------      ----------   --------   ---------
    Total expenses.................     3,654     1,795         466          60,473     43,132      24,506
                                     --------   -------      ------      ----------   --------   ---------
    Net investment income (loss)...    16,887     7,547       2,306         (60,473)    10,712      40,646
                                     --------   -------      ------      ----------   --------   ---------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain distributions from
    portfolio sponsors.............     2,410        --          --              --         --      90,833
  Net realized gain (loss) from
    sales of investments...........    (1,955)    2,849       1,822         108,900     47,368      18,453
                                     --------   -------      ------      ----------   --------   ---------
    Net realized gain (loss).......       455     2,849       1,822         108,900     47,368     109,286
  Net unrealized gain (loss).......   (23,123)   (1,355)         51       1,466,320    445,157    (105,756)
                                     --------   -------      ------      ----------   --------   ---------
    Net realized and unrealized
     gain (loss)...................   (22,668)    1,494       1,873       1,575,220    492,525       3,530
                                     --------   -------      ------      ----------   --------   ---------
    Net increase (decrease) in net
     assets from operations........  $ (5,781)  $ 9,041      $4,179      $1,514,747   $503,237   $  44,176
                                     ========   =======      ======      ==========   ========   =========


                                                                        SELECT EMERGING MARKETS
                                       SELECT CAPITAL APPRECIATION
                                           FOR THE YEAR ENDED            FOR THE        FOR THE
                                              DECEMBER 31,              YEAR ENDED      PERIOD
                                     -------------------------------   DECEMBER 31,   2/20/98* TO
                                       1999       1998        1997         1999        12/31/98
                                     --------   ---------   --------   ------------   -----------
INVESTMENT INCOME:
  Dividends........................  $     --   $      --   $     --     $  1,567       $  117
                                     --------   ---------   --------     --------       ------
EXPENSES:
  Mortality and expense risk
    fees...........................    25,747      18,236     11,854        2,480          108
  Administrative expense fees......     7,262       5,144      3,343          699           30
                                     --------   ---------   --------     --------       ------
    Total expenses.................    33,009      23,380     15,197        3,179          138
                                     --------   ---------   --------     --------       ------
    Net investment income (loss)...   (33,009)    (23,380)   (15,197)      (1,612)         (21)
                                     --------   ---------   --------     --------       ------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain distributions from
    portfolio sponsors.............     4,210     396,401         --           --           --
  Net realized gain (loss) from
    sales of investments...........    64,758      47,124     12,285       38,118           19
                                     --------   ---------   --------     --------       ------
    Net realized gain (loss).......    68,968     443,525     12,285       38,118           19
  Net unrealized gain (loss).......   641,346    (112,382)   217,381      120,727        2,529
                                     --------   ---------   --------     --------       ------
    Net realized and unrealized
     gain (loss)...................   710,314     331,143    229,666      158,845        2,548
                                     --------   ---------   --------     --------       ------
    Net increase (decrease) in net
     assets from operations........  $677,305   $ 307,763   $214,469     $157,233       $2,527
                                     ========   =========   ========     ========       ======

* Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                      SELECT STRATEGIC GROWTH
                                                                     FIDELITY VIP HIGH INCOME         FIDELITY VIP EQUITY-INCOME
                                       FOR THE        FOR THE           FOR THE YEAR ENDED                FOR THE YEAR ENDED
                                      YEAR ENDED      PERIOD               DECEMBER 31,                      DECEMBER 31,
                                     DECEMBER 31,   2/20/98* TO   -------------------------------   ------------------------------
                                         1999        12/31/98       1999       1998        1997       1999       1998       1997
                                     ------------   -----------   --------   ---------   --------   --------   --------   --------
INVESTMENT INCOME:
  Dividends........................    $ 2,052        $  230      $243,230   $ 136,144   $ 68,437   $112,153   $ 70,292   $ 47,892
                                       -------        ------      --------   ---------   --------   --------   --------   --------
EXPENSES:
  Mortality and expense risk
    fees...........................      4,550           143        26,965      19,478     11,594     76,424     54,135     32,764
  Administrative expense fees......      1,284            40         7,605       5,494      3,270     21,555     15,269      9,241
                                       -------        ------      --------   ---------   --------   --------   --------   --------
    Total expenses.................      5,834           183        34,570      24,972     14,864     97,979     69,404     42,005
                                       -------        ------      --------   ---------   --------   --------   --------   --------
    Net investment income (loss)...     (3,782)           47       208,660     111,172     53,573     14,174        888      5,887
                                       -------        ------      --------   ---------   --------   --------   --------   --------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain distributions from
    portfolio sponsors.............         --            --         9,093      86,508      8,459    247,916    250,156    240,792
  Net realized gain (loss) from
    sales of investments...........      8,398          (225)      (54,343)    (17,148)    27,979    118,286     48,500     33,101
                                       -------        ------      --------   ---------   --------   --------   --------   --------
    Net realized gain (loss).......      8,398          (225)      (45,250)     69,360     36,438    366,202    298,656    273,893
  Net unrealized gain (loss).......     85,146         4,598        12,522    (314,600)   103,123    (18,667)   296,484    568,672
                                       -------        ------      --------   ---------   --------   --------   --------   --------
    Net realized and unrealized
      gain (loss)..................     93,544         4,373       (32,728)   (245,240)   139,561    347,535    595,140    842,565
                                       -------        ------      --------   ---------   --------   --------   --------   --------
    Net increase (decrease) in net
      assets from operations.......    $89,762        $4,420      $175,932   $(134,068)  $193,134   $361,709   $596,028   $848,452
                                       =======        ======      ========   =========   ========   ========   ========   ========


                                            FIDELITY VIP GROWTH
                                             FOR THE YEAR ENDED
                                                DECEMBER 31,
                                     ----------------------------------
                                        1999         1998        1997
                                     ----------   ----------   --------
INVESTMENT INCOME:
  Dividends........................  $   12,091   $   20,074   $ 16,453
                                     ----------   ----------   --------
EXPENSES:
  Mortality and expense risk
    fees...........................      76,059       43,584     27,500
  Administrative expense fees......      21,452       12,292      7,756
                                     ----------   ----------   --------
    Total expenses.................      97,511       55,876     35,256
                                     ----------   ----------   --------
    Net investment income (loss)...     (85,420)     (35,802)   (18,803)
                                     ----------   ----------   --------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain distributions from
    portfolio sponsors.............     760,210      525,084     73,646
  Net realized gain (loss) from
    sales of investments...........     287,394       86,937     47,664
                                     ----------   ----------   --------
    Net realized gain (loss).......   1,047,604      612,021    121,310
  Net unrealized gain (loss).......   1,866,657    1,092,781    495,681
                                     ----------   ----------   --------
    Net realized and unrealized
      gain (loss)..................   2,914,261    1,704,802    616,991
                                     ----------   ----------   --------
    Net increase (decrease) in net
      assets from operations.......  $2,828,841   $1,669,000   $598,188
                                     ==========   ==========   ========

* Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                                                          FIDELITY VIP II ASSET
                                         FIDELITY VIP OVERSEAS                   MANAGER
                                           FOR THE YEAR ENDED               FOR THE YEAR ENDED
                                              DECEMBER 31,                     DECEMBER 31,
                                     ------------------------------   ------------------------------
                                       1999       1998       1997       1999       1998       1997
                                     --------   --------   --------   --------   --------   --------
INVESTMENT INCOME:
  Dividends........................  $ 14,849   $13,815    $10,056    $ 37,327   $ 23,256   $ 19,924
                                     --------   -------    -------    --------   --------   --------

EXPENSES:
  Mortality and expense risk
    fees...........................    10,233     7,334      5,647      11,540      7,365      5,709
  Administrative expense fees......     2,887     2,069      1,593       3,255      2,078      1,610
                                     --------   -------    -------    --------   --------   --------
    Total expenses.................    13,120     9,403      7,240      14,795      9,443      7,319
                                     --------   -------    -------    --------   --------   --------
    Net investment income (loss)...     1,729     4,412      2,816      22,532     13,813     12,605
                                     --------   -------    -------    --------   --------   --------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain distributions from
    portfolio sponsors.............    23,950    40,719     39,918      47,281     69,769     49,980
  Net realized gain (loss) from
    sales of investments...........    34,419     8,916     13,234      19,555      7,412     10,245
                                     --------   -------    -------    --------   --------   --------
    Net realized gain (loss).......    58,369    49,635     53,152      66,836     77,181     60,225
  Net unrealized gain (loss).......   382,231    32,700     (4,255)     38,297     25,967     38,982
                                     --------   -------    -------    --------   --------   --------
    Net realized and unrealized
      gain (loss)..................   440,600    82,335     48,897     105,133    103,148     99,207
                                     --------   -------    -------    --------   --------   --------
    Net increase (decrease) in net
      assets from operations.......  $442,329   $86,747    $51,713    $127,665   $116,961   $111,812
                                     ========   =======    =======    ========   ========   ========

                                             T. ROWE PRICE
                                          INTERNATIONAL STOCK           DGPF INTERNATIONAL EQUITY
                                           FOR THE YEAR ENDED               FOR THE YEAR ENDED
                                              DECEMBER 31,                     DECEMBER 31,
                                     ------------------------------   ------------------------------
                                       1999       1998       1997       1999       1998       1997
                                     --------   --------   --------   --------   --------   --------
INVESTMENT INCOME:
  Dividends........................  $  9,199   $ 19,378   $  8,506   $ 26,304   $33,186    $12,296
                                     --------   --------   --------   --------   -------    -------
EXPENSES:
  Mortality and expense risk
    fees...........................    16,878     11,633      5,600     12,712     9,355      5,326
  Administrative expense fees......     4,760      3,281      1,580      3,586     2,639      1,502
                                     --------   --------   --------   --------   -------    -------
    Total expenses.................    21,638     14,914      7,180     16,298    11,994      6,828
                                     --------   --------   --------   --------   -------    -------
    Net investment income (loss)...   (12,439)     4,464      1,326     10,006    21,192      5,468
                                     --------   --------   --------   --------   -------    -------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain distributions from
    portfolio sponsors.............    28,910      6,839     12,051      1,921        --         --
  Net realized gain (loss) from
    sales of investments...........   166,452      8,267      5,743     27,108     5,165      5,350
                                     --------   --------   --------   --------   -------    -------
    Net realized gain (loss).......   195,362     15,106     17,794     29,029     5,165      5,350
  Net unrealized gain (loss).......   423,296    158,394    (26,790)   159,277    59,757     (2,688)
                                     --------   --------   --------   --------   -------    -------
    Net realized and unrealized
      gain (loss)..................   618,658    173,500     (8,996)   188,306    64,922      2,662
                                     --------   --------   --------   --------   -------    -------
    Net increase (decrease) in net
      assets from operations.......  $606,219   $177,964   $ (7,670)  $198,312   $86,114    $ 8,130
                                     ========   ========   ========   ========   =======    =======

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                 GROWTH                           INVESTMENT GRADE INCOME
                                               YEAR ENDED                                YEAR ENDED
                                              DECEMBER 31,                              DECEMBER 31,
                                ----------------------------------------  ----------------------------------------
                                    1999          1998          1997          1999          1998          1997
                                ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss)..................  $   (27,214)  $    (1,425)  $     8,092   $    96,986   $    61,492   $    42,034
    Net realized gain
      (loss)..................      544,338        50,800       454,711        (2,411)        6,041         1,716
    Net unrealized gain
      (loss)..................      841,945       534,100       (71,668)     (131,308)       14,016        18,269
                                -----------   -----------   -----------   -----------   -----------   -----------
    Net increase (decrease) in
      net assets from
      operations..............    1,359,069       583,475       391,135       (36,733)       81,549        62,019
                                -----------   -----------   -----------   -----------   -----------   -----------
  FROM POLICY TRANSACTIONS:
    Net premiums..............    1,001,751       847,227       570,987       435,410       428,260       240,396
    Terminations..............       (7,366)      (34,880)      (38,859)       (3,059)       (4,458)       (5,462)
    Insurance and other
      charges.................      (87,249)      (69,664)      (37,276)      (34,431)      (30,868)      (19,344)
    Transfers between
      sub-accounts (including
      fixed account), net.....      418,568       252,812       525,789       118,198       146,781        73,703
    Other transfers from (to)
      the General Account.....       (9,475)      (18,055)      (10,531)       (4,143)      (16,249)      (11,224)
                                -----------   -----------   -----------   -----------   -----------   -----------
    Net increase (decrease) in
      net assets from policy
      transactions............    1,316,229       977,440     1,010,110       511,975       523,466       278,069
                                -----------   -----------   -----------   -----------   -----------   -----------
    Net increase (decrease) in
      net assets..............    2,675,298     1,560,915     1,401,245       475,242       605,015       340,088
NET ASSETS:
  Beginning of year...........    4,314,360     2,753,445     1,352,200     1,536,277       931,262       591,174
                                -----------   -----------   -----------   -----------   -----------   -----------
  End of year.................  $ 6,989,658   $ 4,314,360   $ 2,753,445   $ 2,011,519   $ 1,536,277   $   931,262
                                ===========   ===========   ===========   ===========   ===========   ===========

                                              MONEY MARKET                              EQUITY INDEX
                                               YEAR ENDED                                YEAR ENDED
                                              DECEMBER 31,                              DECEMBER 31,
                                ----------------------------------------  ----------------------------------------
                                    1999          1998          1997          1999          1998          1997
                                ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASS
  FROM OPERATIONS:
    Net investment income
      (loss)..................  $   148,795   $    81,614   $    59,469   $   (10,818)  $     2,516   $     2,957
    Net realized gain
      (loss)..................           --            --            --       139,455       145,621        86,562
    Net unrealized gain
      (loss)..................           --            --            --       857,189       511,720       214,373
                                -----------   -----------   -----------   -----------   -----------   -----------
    Net increase (decrease) in
      net assets from
      operations..............      148,795        81,614        59,469       985,826       659,857       303,892
                                -----------   -----------   -----------   -----------   -----------   -----------
  FROM POLICY TRANSACTIONS:
    Net premiums..............    5,181,354     2,700,829     1,862,402     1,145,533       756,206       431,987
    Terminations..............     (705,904)      (11,590)     (105,934)      (10,279)       (4,368)       (3,898)
    Insurance and other
      charges.................     (142,203)      (94,257)      (71,152)      (56,356)      (31,530)      (13,877)
    Transfers between
      sub-accounts (including
      fixed account), net.....   (3,430,574)     (895,626)   (1,257,458)    1,048,621       726,135       426,720
    Other transfers from (to)
      the General Account.....       28,565       (38,413)      (15,514)       (9,702)        5,145        (6,762)
                                -----------   -----------   -----------   -----------   -----------   -----------
    Net increase (decrease) in
      net assets from policy
      transactions............      931,238     1,660,943       412,344     2,117,817     1,451,588       834,170
                                -----------   -----------   -----------   -----------   -----------   -----------
    Net increase (decrease) in
      net assets..............    1,080,033     1,742,557       471,813     3,103,643     2,111,445     1,138,062
NET ASSETS:
  Beginning of year...........    3,300,214     1,557,657     1,085,844     3,840,386     1,728,941       590,879
                                -----------   -----------   -----------   -----------   -----------   -----------
  End of year.................  $ 4,380,247   $ 3,300,214   $ 1,557,657   $ 6,944,029   $ 3,840,386   $ 1,728,941
                                ===========   ===========   ===========   ===========   ===========   ===========

                                            GOVERNMENT BOND
                                               YEAR ENDED
                                              DECEMBER 31,
                                ----------------------------------------
                                    1999          1998          1997
                                ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASS
  FROM OPERATIONS:
    Net investment income
      (loss)..................  $    39,472   $    14,785   $     8,714
    Net realized gain
      (loss)..................       (3,983)          588           645
    Net unrealized gain
      (loss)..................      (42,275)         (265)        1,985
                                -----------   -----------   -----------
    Net increase (decrease) in
      net assets from
      operations..............       (6,786)       15,108        11,344
                                -----------   -----------   -----------
  FROM POLICY TRANSACTIONS:
    Net premiums..............      161,884       191,827       134,405
    Terminations..............           --        (1,554)          (63)
    Insurance and other
      charges.................      (26,372)      (18,262)      (11,345)
    Transfers between
      sub-accounts (including
      fixed account), net.....      270,794       172,202      (120,761)
    Other transfers from (to)
      the General Account.....       (1,924)       (1,510)       (3,555)
                                -----------   -----------   -----------
    Net increase (decrease) in
      net assets from policy
      transactions............      404,382       342,703        (1,319)
                                -----------   -----------   -----------
    Net increase (decrease) in
      net assets..............      397,596       357,811        10,025
NET ASSETS:
  Beginning of year...........      539,126       181,315       171,290
                                -----------   -----------   -----------
  End of year.................  $   936,722   $   539,126   $   181,315
                                ===========   ===========   ===========

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                        SELECT AGGRESSIVE GROWTH                       SELECT GROWTH
                                               YEAR ENDED                                YEAR ENDED
                                              DECEMBER 31,                              DECEMBER 31,
                                ----------------------------------------  ----------------------------------------
                                    1999          1998          1997          1999          1998          1997
                                ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
  ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss)..................  $   (72,330)  $   (51,961)  $   (30,950)  $   (66,171)  $   (32,492)  $    (7,821)
    Net realized gain
      (loss)..................      177,208        29,465       298,307       337,286       115,475        97,880
    Net unrealized gain
      (loss)..................    2,105,983       426,520       178,576     1,445,329       881,261       221,502
                                -----------   -----------   -----------   -----------   -----------   -----------
    Net increase (decrease) in
      net assets from
      operations..............    2,210,861       404,024       445,933     1,716,444       964,244       311,561
                                -----------   -----------   -----------   -----------   -----------   -----------
  FROM POLICY TRANSACTIONS:
    Net premiums..............    1,229,002     1,111,123       850,410     1,511,763       937,287       489,937
    Terminations..............      (81,020)      (66,319)      (23,475)       (1,322)       (5,519)       (2,969)
    Insurance and other
      charges.................      (65,617)      (63,181)      (34,391)      (74,749)      (47,080)      (18,331)
    Transfers between
      sub-accounts (including
      fixed account), net.....     (134,485)      546,728       709,217       830,475       867,942       621,990
    Other transfers from (to)
      the General
      Account.................      (67,598)         (988)       (2,444)      (28,078)      (15,686)      (11,795)
                                -----------   -----------   -----------   -----------   -----------   -----------
    Net increase (decrease) in
      net assets from
      policy transactions.....      880,282     1,527,363     1,499,317     2,238,089     1,736,944     1,078,832
                                -----------   -----------   -----------   -----------   -----------   -----------
    Net increase (decrease) in
      net assets..............    3,091,143     1,931,387     1,945,250     3,954,533     2,701,188     1,390,393
NET ASSETS:
  Beginning of year...........    5,507,924     3,576,537     1,631,287     4,582,861     1,881,673       491,280
                                -----------   -----------   -----------   -----------   -----------   -----------
  End of year.................  $ 8,599,067   $ 5,507,924   $ 3,576,537   $ 8,537,394   $ 4,582,861   $ 1,881,673
                                ===========   ===========   ===========   ===========   ===========   ===========

                                        SELECT GROWTH AND INCOME
                                               YEAR ENDED
                                              DECEMBER 31,
                                ----------------------------------------
                                    1999          1998          1997
                                ------------  ------------  ------------
INCREASE (DECREASE) IN NET
  ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss)..................  $    (1,195)  $     3,396   $     3,039
    Net realized gain
      (loss)..................      331,904        27,145       169,255
    Net unrealized gain
      (loss)..................      313,687       330,322        91,787
                                -----------   -----------   -----------
    Net increase (decrease) in
      net assets from
      operations..............      644,396       360,863       264,081
                                -----------   -----------   -----------
  FROM POLICY TRANSACTIONS:
    Net premiums..............    1,004,832       573,753       335,796
    Terminations..............      (10,984)      (21,474)       (2,655)
    Insurance and other
      charges.................      (59,665)      (42,732)      (21,783)
    Transfers between
      sub-accounts (including
      fixed account), net.....      795,513       283,832       299,842
    Other transfers from (to)
      the General
      Account.................      (25,120)      (24,248)       (4,085)
                                -----------   -----------   -----------
    Net increase (decrease) in
      net assets from
      policy transactions.....    1,704,576       769,131       607,115
                                -----------   -----------   -----------
    Net increase (decrease) in
      net assets..............    2,348,972     1,129,994       871,196
NET ASSETS:
  Beginning of year...........    3,022,610     1,892,616     1,021,420
                                -----------   -----------   -----------
  End of year.................  $ 5,371,582   $ 3,022,610   $ 1,892,616
                                ===========   ===========   ===========

                                        SELECT VALUE OPPORTUNITY
                                               YEAR ENDED
                                              DECEMBER 31,
                                ----------------------------------------
                                    1999          1998          1997
                                ------------  ------------  ------------
INCREASE (DECREASE) IN NET
  ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss)..................  $   (35,366)  $    (2,710)  $    (5,368)
    Net realized gain
      (loss)..................      165,773        26,886       296,845
    Net unrealized gain
      (loss)..................     (307,116)       69,671         7,494
                                -----------   -----------   -----------
    Net increase (decrease) in
      net assets from
      operations..............     (176,709)       93,847       298,971
                                -----------   -----------   -----------
  FROM POLICY TRANSACTIONS:
    Net premiums..............      620,660       508,455       426,674
    Terminations..............      (36,241)      (39,141)       (3,636)
    Insurance and other
      charges.................      (33,184)      (28,795)      (11,382)
    Transfers between
      sub-accounts (including
      fixed account), net.....     (278,029)      561,220       399,651
    Other transfers from (to)
      the General
      Account.................      (51,296)       (5,874)      (10,191)
                                -----------   -----------   -----------
    Net increase (decrease) in
      net assets from
      policy transactions.....      221,910       995,865       801,116
                                -----------   -----------   -----------
    Net increase (decrease) in
      net assets..............       45,201     1,089,712     1,100,087
NET ASSETS:
  Beginning of year...........    3,068,214     1,978,502       878,415
                                -----------   -----------   -----------
  End of year.................  $ 3,113,415   $ 3,068,214   $ 1,978,502
                                ===========   ===========   ===========

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                              SELECT INCOME
                                                                                 SELECT INTERNATIONAL EQUITY
                                        YEAR ENDED                                        YEAR ENDED
                                       DECEMBER 31,          PERIOD FROM                 DECEMBER 31,
                                --------------------------  FROM 1/21/97*  ----------------------------------------
                                    1999          1998       TO 12/31/97       1999          1998          1997
                                ------------  ------------  -------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
  ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss)..................  $    16,887   $     7,547    $     2,306   $   (60,473)  $    10,712   $    40,646
    Net realized gain
      (loss)..................          455         2,849          1,822       108,900        47,368       109,286
    Net unrealized gain
      (loss)..................      (23,123)       (1,355)            51     1,466,320       445,157      (105,756)
                                -----------   -----------    -----------   -----------   -----------   -----------
    Net increase (decrease) in
      net assets from
      operations..............       (5,781)        9,041          4,179     1,514,747       503,237        44,176
                                -----------   -----------    -----------   -----------   -----------   -----------
  FROM POLICY TRANSACTIONS:
    Net premiums..............      136,167        73,121         31,497     1,259,546     1,057,851       840,919
    Terminations..............           --            --             --       (78,030)      (33,620)       (4,475)
    Insurance and other
      charges.................       (5,391)       (2,414)          (531)      (56,948)      (48,162)      (26,182)
    Transfers between
      sub-accounts (including
      fixed account), net.....      (10,293)       90,628         56,319      (191,180)       20,936       896,624
    Other transfers from (to)
      the General
      Account.................       (6,669)          (10)          (469)      (18,541)      (20,849)      (37,089)
                                -----------   -----------    -----------   -----------   -----------   -----------
    Net increase (decrease) in
      net assets from
      policy transactions.....      113,814       161,325         86,816       914,847       976,156     1,669,797
                                -----------   -----------    -----------   -----------   -----------   -----------
    Net increase (decrease) in
      net assets..............      108,033       170,366         90,995     2,429,594     1,479,393     1,713,973
NET ASSETS:
  Beginning of year...........      261,361        90,995             --     4,375,169     2,895,776     1,181,803
                                -----------   -----------    -----------   -----------   -----------   -----------
  End of year.................  $   369,394   $   261,361    $    90,995   $ 6,804,763   $ 4,375,169   $ 2,895,776
                                ===========   ===========    ===========   ===========   ===========   ===========


                                      SELECT CAPITAL APPRECIATION
                                               YEAR ENDED
                                              DECEMBER 31,
                                ----------------------------------------
                                    1999          1998          1997
                                ------------  ------------  ------------
INCREASE (DECREASE) IN NET
  ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss)..................  $   (33,009)  $   (23,380)  $   (15,197)
    Net realized gain
      (loss)..................       68,968       443,525        12,285
    Net unrealized gain
      (loss)..................      641,346      (112,382)      217,381
                                -----------   -----------   -----------
    Net increase (decrease) in
      net assets from
      operations..............      677,305       307,763       214,469
                                -----------   -----------   -----------
  FROM POLICY TRANSACTIONS:
    Net premiums..............      589,677       508,509       537,854
    Terminations..............      (57,253)      (38,613)      (18,442)
    Insurance and other
      charges.................      (27,655)      (27,532)      (10,760)
    Transfers between
      sub-accounts (including
      fixed account), net.....     (156,990)       50,954       163,964
    Other transfers from (to)
      the General
      Account.................      (12,192)       (6,438)      (30,901)
                                -----------   -----------   -----------
    Net increase (decrease) in
      net assets from
      policy transactions.....      335,587       486,880       641,715
                                -----------   -----------   -----------
    Net increase (decrease) in
      net assets..............    1,012,892       794,643       856,184
NET ASSETS:
  Beginning of year...........    2,619,793     1,825,150       968,966
                                -----------   -----------   -----------
  End of year.................  $ 3,632,685   $ 2,619,793   $ 1,825,150
                                ===========   ===========   ===========


                                  SELECT EMERGING MARKETS

                                 YEAR ENDED     PERIOD FROM
                                DECEMBER 31,   FROM 2/20/98*
                                    1999        TO 12/31/98
                                -------------  -------------
INCREASE (DECREASE) IN NET
  ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss)..................   $    (1,612)   $       (21)
    Net realized gain
      (loss)..................        38,118             19
    Net unrealized gain
      (loss)..................       120,727          2,529
                                 -----------    -----------
    Net increase (decrease) in
      net assets from
      operations..............       157,233          2,527
                                 -----------    -----------
  FROM POLICY TRANSACTIONS:
    Net premiums..............       170,639          8,617
    Terminations..............            --             --
    Insurance and other
      charges.................        (2,381)           (96)
    Transfers between
      sub-accounts (including
      fixed account), net.....        91,849         54,663
    Other transfers from (to)
      the General
      Account.................        (5,390)           (34)
                                 -----------    -----------
    Net increase (decrease) in
      net assets from
      policy transactions.....       254,717         63,150
                                 -----------    -----------
    Net increase (decrease) in
      net assets..............       411,950         65,677
NET ASSETS:
  Beginning of year...........        65,677             --
                                 -----------    -----------
  End of year.................   $   477,627    $    65,677
                                 ===========    ===========

* Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                  SELECT STRATEGIC GROWTH             FIDELITY VIP HIGH INCOME
                                                                             YEAR ENDED
                                 YEAR ENDED     PERIOD FROM                 DECEMBER 31,
                                DECEMBER 31,   FROM 2/20/98*  ----------------------------------------
                                    1999        TO 12/31/98       1999          1998          1997
                                -------------  -------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
  ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss)..................   $    (3,782)   $        47   $   208,660   $   111,172   $    53,573
    Net realized gain
      (loss)..................         8,398           (225)      (45,250)       69,360        36,438
    Net unrealized gain
      (loss)..................        85,146          4,598        12,522      (314,600)      103,123
                                 -----------    -----------   -----------   -----------   -----------
    Net increase (decrease) in
      net assets from
      operations..............        89,762          4,420       175,932      (134,068)      193,134
                                 -----------    -----------   -----------   -----------   -----------
  FROM POLICY TRANSACTIONS:
    Net premiums..............       167,764         41,394       815,465       658,679       528,737
    Terminations..............            --             --       (24,071)       (8,960)      (21,270)
    Insurance and other
      charges.................        (4,658)           (98)      (43,331)      (33,607)      (20,126)
    Transfers between
      sub-accounts (including
      fixed account), net.....       415,836         51,873       (35,392)       78,348       314,319
    Other transfers from (to)
      the General
      Account.................        (3,477)           (40)      (19,586)      (23,944)       (1,637)
                                 -----------    -----------   -----------   -----------   -----------
    Net increase (decrease) in
      net assets from
      policy transactions.....       575,465         93,129       693,085       670,516       800,023
                                 -----------    -----------   -----------   -----------   -----------
    Net increase (decrease) in
      net assets..............       665,227         97,549       869,017       536,448       993,157
NET ASSETS:
  Beginning of year...........        97,549             --     2,364,944     1,828,496       835,339
                                 -----------    -----------   -----------   -----------   -----------
  End of year.................   $   762,776    $    97,549   $ 3,233,961   $ 2,364,944   $ 1,828,496
                                 ===========    ===========   ===========   ===========   ===========

                                       FIDELITY VIP EQUITY-INCOME
                                               YEAR ENDED
                                              DECEMBER 31,
                                ----------------------------------------
                                    1999          1998          1997
                                ------------  ------------  ------------
INCREASE (DECREASE) IN NET
  ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss)..................  $    14,174   $       888   $     5,887
    Net realized gain
      (loss)..................      366,202       298,656       273,893
    Net unrealized gain
      (loss)..................      (18,667)      296,484       568,672
                                -----------   -----------   -----------
    Net increase (decrease) in
      net assets from
      operations..............      361,709       596,028       848,452
                                -----------   -----------   -----------
  FROM POLICY TRANSACTIONS:
    Net premiums..............    1,826,411     1,337,780     1,110,022
    Terminations..............      (96,050)      (39,425)      (57,841)
    Insurance and other
      charges.................     (135,557)     (112,002)      (66,454)
    Transfers between
      sub-accounts (including
      fixed account), net.....      (77,068)      726,002       292,900
    Other transfers from (to)
      the General
      Account.................      (36,303)        1,706        (3,553)
                                -----------   -----------   -----------
    Net increase (decrease) in
      net assets from
      policy transactions.....    1,481,433     1,914,061     1,275,074
                                -----------   -----------   -----------
    Net increase (decrease) in
      net assets..............    1,843,142     2,510,089     2,123,526
NET ASSETS:
  Beginning of year...........    7,342,472     4,832,383     2,708,857
                                -----------   -----------   -----------
  End of year.................  $ 9,185,614   $ 7,342,472   $ 4,832,383
                                ===========   ===========   ===========

                                          FIDELITY VIP GROWTH
                                               YEAR ENDED
                                              DECEMBER 31,
                                ----------------------------------------
                                    1999          1998          1997
                                ------------  ------------  ------------
INCREASE (DECREASE) IN NET
  ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss)..................  $   (85,420)  $   (35,802)  $   (18,803)
    Net realized gain
      (loss)..................    1,047,604       612,021       121,310
    Net unrealized gain
      (loss)..................    1,866,657     1,092,781       495,681
                                -----------   -----------   -----------
    Net increase (decrease) in
      net assets from
      operations..............    2,828,841     1,669,000       598,188
                                -----------   -----------   -----------
  FROM POLICY TRANSACTIONS:
    Net premiums..............    1,714,137       920,904       779,115
    Terminations..............      (93,641)      (37,398)      (56,581)
    Insurance and other
      charges.................     (109,297)      (74,418)      (46,966)
    Transfers between
      sub-accounts (including
      fixed account), net.....      776,351       376,416       174,998
    Other transfers from (to)
      the General
      Account.................      (66,702)      (19,256)      (11,113)
                                -----------   -----------   -----------
    Net increase (decrease) in
      net assets from
      policy transactions.....    2,220,848     1,166,248       839,453
                                -----------   -----------   -----------
    Net increase (decrease) in
      net assets..............    5,049,689     2,835,248     1,437,641
NET ASSETS:
  Beginning of year...........    6,639,740     3,804,492     2,366,851
                                -----------   -----------   -----------
  End of year.................  $11,689,429   $ 6,639,740   $ 3,804,492
                                ===========   ===========   ===========

* Date of Initial Investment.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                         FIDELITY VIP OVERSEAS                 FIDELITY VIP II ASSET MANAGER
                                               YEAR ENDED                                YEAR ENDED
                                              DECEMBER 31,                              DECEMBER 31,
                                ----------------------------------------  ----------------------------------------
                                    1999          1998          1997          1999          1998          1997
                                ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
  ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss)..................  $     1,729   $     4,412   $     2,816   $    22,532   $    13,813   $    12,605
    Net realized gain
      (loss)..................       58,369        49,635        53,152        66,836        77,181        60,225
    Net unrealized gain
      (loss)..................      382,231        32,700        (4,255)       38,297        25,967        38,982
                                -----------   -----------   -----------   -----------   -----------   -----------
    Net increase (decrease) in
      net assets from
      operations..............      442,329        86,747        51,713       127,665       116,961       111,812
                                -----------   -----------   -----------   -----------   -----------   -----------
  FROM POLICY TRANSACTIONS:
    Net premiums..............      152,148       131,818       124,750       233,037       150,597        93,609
    Terminations..............      (37,956)      (15,558)      (11,669)           --          (290)      (52,989)
    Insurance and other
      charges.................      (13,626)      (11,464)       (9,180)      (31,095)      (25,822)      (19,243)
    Transfers between
      sub-accounts (including
      fixed account), net.....      225,496        78,976       (45,201)       76,364       147,876        54,309
    Other transfers from (to)
      the General
      Account.................      (14,023)       (6,888)        9,346       (16,765)       (1,770)       (2,097)
                                -----------   -----------   -----------   -----------   -----------   -----------
    Net increase (decrease) in
      net assets from
      policy transactions.....      312,039       176,884        68,046       261,541       270,591        73,589
                                -----------   -----------   -----------   -----------   -----------   -----------
    Net increase (decrease) in
      net assets..............      754,368       263,631       119,759       389,206       387,552       185,401
NET ASSETS:
  Beginning of year...........      938,455       674,824       555,065     1,109,057       721,505       536,104
                                -----------   -----------   -----------   -----------   -----------   -----------
  End of year.................  $ 1,692,823   $   938,455   $   674,824   $ 1,498,263   $ 1,109,057   $   721,505
                                ===========   ===========   ===========   ===========   ===========   ===========

                                   T. ROWE PRICE INTERNATIONAL STOCK
                                               YEAR ENDED
                                              DECEMBER 31,
                                ----------------------------------------
                                    1999          1998          1997
                                ------------  ------------  ------------
INCREASE (DECREASE) IN NET
  ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss)..................  $   (12,439)  $     4,464   $     1,326
    Net realized gain
      (loss)..................      195,362        15,106        17,794
    Net unrealized gain
      (loss)..................      423,296       158,394       (26,790)
                                -----------   -----------   -----------
    Net increase (decrease) in
      net assets from
      operations..............      606,219       177,964        (7,670)
                                -----------   -----------   -----------
  FROM POLICY TRANSACTIONS:
    Net premiums..............      470,694       391,645       333,744
    Terminations..............       (2,463)      (31,322)       (3,009)
    Insurance and other
      charges.................      (21,938)      (18,589)       (6,416)
    Transfers between
      sub-accounts (including
      fixed account), net.....      (96,521)      245,333       268,869
    Other transfers from (to)
      the General
      Account.................       (3,485)      (16,283)         (470)
                                -----------   -----------   -----------
    Net increase (decrease) in
      net assets from
      policy transactions.....      346,287       570,784       592,718
                                -----------   -----------   -----------
    Net increase (decrease) in
      net assets..............      952,506       748,748       585,048
NET ASSETS:
  Beginning of year...........    1,684,114       935,366       350,318
                                -----------   -----------   -----------
  End of year.................  $ 2,636,620   $ 1,684,114   $   935,366
                                ===========   ===========   ===========

                                       DGPF INTERNATIONAL EQUITY
                                               YEAR ENDED
                                              DECEMBER 31,
                                ----------------------------------------
                                    1999          1998          1997
                                ------------  ------------  ------------
INCREASE (DECREASE) IN NET
  ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss)..................  $    10,006   $    21,192   $     5,468
    Net realized gain
      (loss)..................       29,029         5,165         5,350
    Net unrealized gain
      (loss)..................      159,277        59,757        (2,688)
                                -----------   -----------   -----------
    Net increase (decrease) in
      net assets from
      operations..............      198,312        86,114         8,130
                                -----------   -----------   -----------
  FROM POLICY TRANSACTIONS:
    Net premiums..............      301,895       311,833       253,032
    Terminations..............       (6,292)      (18,210)      (18,839)
    Insurance and other
      charges.................      (12,879)      (10,911)       (6,477)
    Transfers between
      sub-accounts (including
      fixed account), net.....       31,016        71,555       232,533
    Other transfers from (to)
      the General
      Account.................      (15,316)        2,673        26,574
                                -----------   -----------   -----------
    Net increase (decrease) in
      net assets from
      policy transactions.....      298,424       356,940       486,823
                                -----------   -----------   -----------
    Net increase (decrease) in
      net assets..............      496,736       443,054       494,953
NET ASSETS:
  Beginning of year...........    1,252,542       809,488       314,535
                                -----------   -----------   -----------
  End of year.................  $ 1,749,278   $ 1,252,542   $   809,488
                                ===========   ===========   ===========

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 1 -- ORGANIZATION

    The Inheiritage Account (Inheiritage) is a separate investment account of Allmerica Financial Life Insurance and Annuity Company (the Company), established on April 21, 1994 for the purpose of separating from the general assets of the Company those assets used to fund the variable portion of certain flexible premium variable life policies issued by the Company. The Company is a wholly-owned subsidiary of First Allmerica Financial Life Insurance Company (First Allmerica). First Allmerica is a wholly-owned subsidiary of Allmerica Financial Corporation (AFC). Under applicable insurance law, the assets and liabilities of Inheiritage are clearly identified and distinguished from the other assets and liabilities of the Company. Inheiritage cannot be charged with liabilities arising out of any other business of the Company.

    Inheiritage is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). Inheiritage currently offers twenty-one Sub-Accounts under the policies. Each Sub-Account invests exclusively in a corresponding investment portfolio of the Allmerica Investment Trust (the Trust) managed by Allmerica Financial Investment Management Service, Inc. (AFIMS), a wholly-owned subsidiary of the Company; or of the Variable Insurance Products Fund (Fidelity VIP), or the Variable Insurance Products Fund II (Fidelity VIP II), managed by Fidelity Management & Research Company (FMR); or of the T.Rowe Price International Series, Inc. (T. Rowe Price) managed by Rowe Price-Fleming International, Inc.; or of the Delaware Group Premium Fund (DGPF) managed by Delaware International Advisers, Ltd. The Trust, Fidelity VIP, Fidelity VIP II, T. Rowe Price, and DGPF (the Funds) are open-end, diversified, management investment companies registered under the 1940 Act.

    Effective May 1, 2000, AIT Investment Grade Income Fund will be renamed Select Investment Grade Income Fund and AIT Growth Fund will be renamed Core Equity Fund.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

    INVESTMENTS -- Security transactions are recorded on the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the respective investment portfolio of the Funds. Realized gains and losses on securities sold are determined using the average cost method. Dividends and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the respective investment portfolio of the Funds at net asset value.

    FEDERAL INCOME TAXES -- The Company is taxed as a "life insurance company" under Subchapter L of the Internal Revenue Code (the Code) and files a consolidated federal income tax return with First Allmerica. The Company anticipates no tax liability resulting from the operations of Inheiritage. Therefore, no provision for income taxes has been charged against Inheiritage.

                              INHEIRITAGE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 3 -- INVESTMENTS

    The number of shares owned, aggregate cost, and net asset value per share of each Sub-Account's investment in the Funds at December 31, 1999 were as follows:

                                                             PORTFOLIO INFORMATION
                                                        --------------------------------
                                                                               NET ASSET
                                                        NUMBER OF  AGGREGATE     VALUE
INVESTMENT PORTFOLIO                                     SHARES       COST     PER SHARE
--------------------                                    ---------  ----------  ---------
Growth................................................  2,111,041  $5,632,953   $ 3.311
Investment Grade Income...............................  1,913,909   2,109,839     1.051
Money Market..........................................  4,380,247   4,380,247     1.000
Equity Index..........................................  1,710,352   5,289,909     4.060
Government Bond.......................................    926,530     977,733     1.011
Select Aggressive Growth..............................  2,520,981   5,687,227     3.411
Select Growth.........................................  2,800,063   5,997,548     3.049
Select Growth and Income..............................  2,778,883   4,537,282     1.933
Select Value Opportunity..............................  2,046,952   3,204,711     1.521
Select Income.........................................    387,612     393,821     0.953
Select International Equity...........................  3,350,450   4,844,494     2.031
Select Capital Appreciation...........................  1,769,452   2,866,642     2.053
Select Emerging Markets...............................    369,680     354,371     1.292
Select Strategic Growth...............................    677,421     673,032     1.126
Fidelity VIP High Income..............................    285,938   3,380,695    11.310
Fidelity VIP Equity-Income............................    357,278   7,967,422    25.710
Fidelity VIP Growth...................................    212,806   7,939,237    54.930
Fidelity VIP Overseas.................................     61,692   1,212,225    27.440
Fidelity VIP II Asset Manager.........................     80,250   1,323,529    18.670
T. Rowe Price International Stock.....................    138,478   2,062,653    19.040
DGPF International Equity.............................     93,896   1,494,572    18.630

NOTE 4 -- RELATED PARTY TRANSACTIONS

    On the date of issue and each monthly payment date thereafter, a monthly charge is deducted from the policy value to compensate the Company for the cost of insurance, which varies by policy, the cost of any additional benefits provided by rider, and a monthly administrative charge. The policyowner may instruct the Company to deduct this monthly charge from a specific Sub-Account, but if not so specified, it will be deducted on a pro-rata basis of allocation which is the same proportion that the policy value in the General Account of the Company and in each Sub-Account bear to the total policy value.

    The Company makes a charge of 0.90% per annum based on the average daily net assets of each Sub-Account at each valuation date for mortality and expense risks. The mortality and expense risk charge may be increased or decreased by the Board of Directors of the Company once each year, subject to compliance with applicable state and federal requirements, but the total charge may not exceed 0.90% per annum. During the first 15 policy years, the Company also charges each Sub-Account 0.25% per annum based on the average daily net assets of each Sub-Account for administrative expenses. These charges are deducted in the daily computation of unit values and paid to the Company on a daily basis.

                              INHEIRITAGE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 4 -- RELATED PARTY TRANSACTIONS (CONTINUED)

    Allmerica Investments, Inc., (Allmerica Investments), a wholly-owned subsidiary of the Company, is principal underwriter and general distributor of Inheiritage, and does not receive any compensation for sales of Inheiritage policies. Commissions are paid to registered representatives of Allmerica Investments and to certain independent broker-dealers by the Company. The current series of policies have a surrender charge and no deduction is made for sales charges at the time of the sale.

NOTE 5 -- DIVERSIFICATION REQUIREMENTS

    Under the provisions of Section 817(h) of the Code, a variable life insurance policy, other than a policy issued in connection with certain types of employee benefit plans, will not be treated as a variable life insurance policy for federal income tax purposes for any period for which the investments of the segregated asset account on which the policy is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of The Treasury.

    The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that Inheiritage satisfies the current requirements of the regulations, and it intends that Inheiritage will continue to meet such requirements.

NOTE 6 -- PURCHASES AND SALES OF SECURITIES

    Cost of purchases and proceeds from sales of shares of the Funds by Inheiritage during the year ended December 31, 1999 were as follows:

INVESTMENT PORTFOLIO                                           PURCHASES      SALES
--------------------                                          -----------  -----------
Growth......................................................  $ 2,208,013  $   443,542
Investment Grade Income.....................................      868,887      258,472
Money Market................................................    8,277,640    7,197,607
Equity Index................................................    2,754,145      638,862
Government Bond.............................................      599,096      155,242
Select Aggressive Growth....................................    1,719,513      911,561
Select Growth...............................................    3,051,778      680,877
Select Growth and Income....................................    2,193,178      191,419
Select Value Opportunity....................................    1,161,360      796,717
Select Income...............................................      179,944       46,833
Select International Equity.................................    1,512,605      658,231
Select Capital Appreciation.................................    1,132,306      825,518
Select Emerging Markets.....................................      502,405      249,300
Select Strategic Growth.....................................      730,650      158,967
Fidelity VIP High Income....................................    1,593,148      682,309
Fidelity VIP Equity-Income..................................    2,551,994      808,472
Fidelity VIP Growth.........................................    4,109,836    1,214,200
Fidelity VIP Overseas.......................................      553,715      215,997
Fidelity VIP II Asset Manager...............................      587,436      256,082
T. Rowe Price International Stock...........................    1,502,935    1,140,177
DGPF International Equity...................................      602,224      291,873
                                                              -----------  -----------
                                                              $38,392,808  $17,822,258
                                                              ===========  ===========

                              INHEIRITAGE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 -- PLAN OF SUBSTITUTION FOR PORTFOLIO OF THE TRUST

    An application has been filed with the Securities and Exchange Commission
(SEC) seeking an order approving the substitution of shares of the Select Investment Grade Income Fund (SIGIF) for all of the shares of the Select Income Fund (SIF). To the extent required by law, approvals of such substitution will also be obtained from the state insurance regulators in certain jurisdictions. The effect of the substitution will be to replace SIF shares with SIGIF shares. The substitution is planned to be effective on or about July 1, 2000.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                            WORCESTER, MASSACHUSETTS
INDIVIDUAL JOINT SURVIVORSHIP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
                          ALLMERICA SELECT INHEIRITAGE

This Prospectus provides important information about Allmerica Select Inheiritage, an individual joint survivorship flexible premium variable life insurance policy issued by Allmerica Financial Life Insurance and Annuity Company. The policies are funded through the Inheiritage Account, a separate investment account of the Company that is referred to as the Separate Account. Life insurance coverage is provided for two Insureds, with Death Proceeds payable at death of the last surviving Insured. Applicants must be Age 80 or under with respect to the younger Insured, and Age 85 or under with respect to the older Insured. PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE.

The Separate Account is subdivided into Sub-Accounts. Each Sub-Account invests exclusively in shares of one of the following Funds of Allmerica Investment Trust, Fidelity Variable Insurance Products Fund and T. Rowe Price International Series, Inc.:

FUND                                    MANAGER
Select Emerging Markets Fund            Schroder Investment Management North America Inc.
Select International Equity Fund        Bank of Ireland Asset Management (U.S.) Limited
T. Rowe Price International             Rowe Price-Fleming International, Inc.
Stock Portfolio                         Nicholas-Applegate Capital Management, L.P.
Select Aggressive Growth Fund           T. Rowe Price Associates, Inc.
Select Capital Appreciation Fund        Cramer Rosenthal McGlynn, LLC
Select Value Opportunity Fund           Putnam Investment Management, Inc.
Select Growth Fund                      TCW Investment Management Company
Select Strategic Growth Fund            Fidelity Management & Research Company
Fidelity VIP Growth Portfolio           J. P. Morgan Investment Management Inc.
Select Growth and Income Fund           Fidelity Management & Research Company
Fidelity VIP Equity-Income Portfolio    Fidelity Management & Research Company
Fidelity VIP High Income Portfolio      Standish, Ayer & Wood, Inc.
Select Income Fund*                     Allmerica Asset Management, Inc.
Money Market Fund

*The Company has requested the necessary regulatory approvals to substitute shares of the Select Investment Grade Income Fund of the Allmerica Investment Trust for shares of the currently offered Select Income Fund. Subject to receiving the necessary approvals, this substitution will take place on or about July 1, 2000.

Policyowners may, within limits, choose the amount of initial payment and vary the frequency and amount of future payments. The Policy allows partial withdrawals and full surrender of the Policy's surrender value, within limits. The Policies are not suitable for short-term investment because of the substantial nature of the surrender charge. If the Policyowner thinks about surrendering the Policy, the lower deferred sales charges that apply during the first two years from the Date of Issue or an increase in the Face Amount should be considered.

THE PURPOSE OF THE POLICIES IS TO PROVIDE INSURANCE PROTECTION FOR THE BENEFICIARY. NO CLAIM IS MADE THAT THE POLICY IS IN ANY WAY SIMILAR OR COMPARABLE TO A SYSTEMATIC INVESTMENT PLAN OF A MUTUAL FUND. THE POLICY, TOGETHER WITH ITS ATTACHED APPLICATION, CONSTITUTES THE ENTIRE AGREEMENT BETWEEN YOU AND THE COMPANY.

THE POLICIES ARE NOT SUITABLE FOR SHORT-TERM INVESTMENT. VARIABLE LIFE POLICIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL. IT MAY NOT BE ADVANTAGEOUS TO REPLACE EXISTING INSURANCE WITH THE POLICY. THIS LIFE POLICY IS NOT: A BANK DEPOSIT OR OBLIGATION; OR FEDERALLY INSURED; OR ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This Prospectus can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).

CORRESPONDENCE MAY BE MAILED TO:               DATED MAY 1, 2000
ALLMERICA SELECT INHEIRITAGE                   440 LINCOLN STREET
P.O. BOX 8179                                  WORCESTER, MASSACHUSETTS 01653
BOSTON, MA 02266-8179                          (508) 855-1000

                               TABLE OF CONTENTS


SPECIAL TERMS...............................................       4
SUMMARY OF FEES AND CHARGES.................................       7
SUMMARY OF POLICY FEATURES..................................      11
DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT, AND THE
 UNDERLYING FUNDS...........................................      19
INVESTMENT OBJECTIVES AND POLICIES..........................      22
SUBSTITUTION OF SHARES OF THE SELECT INCOME FUND............      23
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS...........      24
THE POLICY..................................................      25
  Applying for the Policy...................................      25
  Free-Look Period..........................................      25
  Conversion Privileges.....................................      26
  Premium Payments..........................................      26
  Incentive Funding Discount................................      27
  Guaranteed Death Benefit Rider............................      28
  Paid-up Insurance Option..................................      29
  Allocation of Net Premiums................................      29
  Transfer Privilege........................................      30
  Death Proceeds............................................      31
  Sum Insured Options.......................................      32
  Change in Sum Insured Option..............................      35
  Change in Face Amount.....................................      35
  Policy Value and Surrender Value..........................      36
  Death Proceeds Payment Options............................      38
  Optional Insurance Benefits...............................      38
  Policy Surrender..........................................      38
  Partial Withdrawals.......................................      39
CHARGES AND DEDUCTIONS......................................      40
  Tax Expense Charge........................................      40
  Premium Expense Charge....................................      40
  Monthly Deduction from Policy Value.......................      40
  Charges Against Assets of the Separate Account............      42
  Surrender Charge..........................................      43
  Charges on Partial Withdrawals............................      44
  Transfer Charges..........................................      45
  Charge for Increase in Face Amount........................      45
  Other Administrative Charges..............................      46
POLICY LOANS................................................      46
  Repayment of Loans........................................      47
  Effect of Policy Loans....................................      47
POLICY TERMINATION AND REINSTATEMENT........................      47
  Termination...............................................      47
  Reinstatement.............................................      48
OTHER POLICY PROVISIONS.....................................      49
  Policyowner...............................................      49
  Beneficiary...............................................      49
  Incontestability..........................................      49
  Suicide...................................................      49
  Notice of First Insured to Die............................      49
  Age.......................................................      49
  Assignment................................................      49
  Postponement of Payments..................................      50

VOTING RIGHTS...............................................      50
DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY.............      51
DISTRIBUTION................................................      52
REPORTS.....................................................      52
LEGAL PROCEEDINGS...........................................      53
FURTHER INFORMATION.........................................      53
INDEPENDENT ACCOUNTANTS.....................................      53
FEDERAL TAX CONSIDERATIONS..................................      53
  The Company and the Separate Account......................      53
  Taxation of the Policies..................................      54
  Modified Endowment Contracts..............................      55
  Estate and Generation-Skipping Taxes......................      55
MORE INFORMATION ABOUT THE GENERAL ACCOUNT..................      56
  General Description.......................................      56
  General Account Value and Policy Loans....................      56
  The Policy................................................      57
  Transfers, Surrenders, and Partial Withdrawals............      57
FINANCIAL STATEMENTS........................................      57
APPENDIX A -- OPTIONAL BENEFITS.............................     A-1
APPENDIX B -- PAYMENT OPTIONS...............................     B-1
APPENDIX C -- ILLUSTRATIONS.................................     C-1
APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES......     D-1
APPENDIX E -- PERFORMANCE INFORMATION.......................     E-1
FINANCIAL STATEMENTS........................................   FIN-1

                                 SPECIAL TERMS

ACCUMULATION UNIT: A measure of the Policyowner's interest in a Sub-Account.

AGE: An Insured's age as of the nearest birthday measured from the Policy anniversary.

BENEFICIARY: The person(s) designated by the owner of the Policy to receive the insurance proceeds upon the death of the last surviving Insured.

COMPANY: Allmerica Financial Life Insurance and Annuity Company. "We," "our," "us," and "the Company" refer to Allmerica Financial Life Insurance and Annuity Company in this Prospectus.

DATE OF ISSUE: The date set forth in the Policy used to determine the Monthly Payment Date, Policy months, Policy years, and Policy anniversaries.

DEATH PROCEEDS: Prior to the Final Premium Payment Date, the Death Proceeds equal the amount calculated under the applicable Sum Insured Option (Option 1 or Option 2), less Debt outstanding at death of the last surviving Insured, partial withdrawals, if any, partial withdrawal charges, and any due and unpaid Monthly Deductions. After the Final Premium Payment Date, the Death Proceeds equal the Surrender Value of the Policy, unless the Guaranteed Death Benefit Rider is in effect. If the Rider is in effect, the Death Proceeds will be the greater of
(a) the Face Amount as of the Final Premium Payment Date, or (b) the Policy Value as of the date due proof of death for Option 2 and date of death for Option 1 is received by the Company. This Rider may not be available in all states.

DEBT: All unpaid Policy loans plus interest due or accrued on such loans.

DELIVERY RECEIPT: An acknowledgment, signed by the Policyowner and returned to the Company's Principal Office, that the Policyowner has received the Policy and the Notice of Withdrawal Rights.

EVIDENCE OF INSURABILITY: Information, including medical information satisfactory to the Company, that is used to determine the Insureds' Premium Class.

FACE AMOUNT: The amount of insurance coverage applied for. The Face Amount of each Policy is set forth in the specifications pages of the Policy.

FINAL PREMIUM PAYMENT DATE: The Policy anniversary nearest the younger Insured's 95th birthday. The Final Premium Payment Date is the latest date on which a premium payment may be made. After this date, the Death Proceeds equal the Surrender Value of the Policy, unless the optional Guaranteed Death Benefit Rider is in effect. This Rider may not be available in all states. The Net Death Benefit may be different before and after the Final Payment Date. See THE
POLICY -- "DEATH PROCEEDS".

GENERAL ACCOUNT: All the assets of the Company other than those held in a Separate Account.

GUIDELINE ANNUAL PREMIUM: The annual amount of premium that would be payable through the Final Premium Payment Date of the Policy for the specified Sum Insured, if premiums were fixed by the Company as to both timing and amount, and monthly cost of insurance charges were based on the 1980 Commissioners Standard Ordinary Mortality Table D, Smoker or Non-Smoker, net investment earnings at an annual effective rate of 5%, and fees and charges as set forth in the Policy and any Policy riders. The Sum Insured Option 1 Guideline Annual Premium is used when calculating the maximum surrender charge.

GUIDELINE MINIMUM SUM INSURED: The minimum Sum Insured required to qualify the Policy as "life insurance" under federal tax laws. The Guideline Minimum Sum Insured varies by Age. It is calculated by multiplying the Policy Value by a percentage determined by the younger Insured's Age.

The percentage factor is a percentage that, when multiplied by the Policy Value, determines the minimum death benefit required under federal tax laws. For both the Option 1 and the Option 2, the percentage factor is based on the younger Insured's attained age on Death of Last Surviving Insured, as set forth in GUIDELINE MINIMUM SUM INSURED TABLE 1 and TABLE 2 in SUM INSURED OPTIONS -- "GUIDELINE MINIMUM SUM INSURED".

INSURANCE AMOUNT AT RISK: The Sum Insured less the Policy Value.

INSUREDS: The two persons covered under the Policy.

LOAN VALUE: The maximum amount that may be borrowed under the Policy.

MINIMUM MONTHLY FACTOR: The Minimum Monthly Factor is a monthly premium amount calculated by the Company and specified in the Policy. If, in the first 48 Policy months following Date of Issue or the effective date of an increase in the Face Amount or of a Policy Change which causes a change in the Minimum Monthly Factor:

    - You make premium payments (less debt, partial withdrawals and partial withdrawal charges) at least equal to the sum of the Minimum Monthly Factors for the number of months the Policy, increase in Face Amount or Policy Change has been in force, and

    - Debt does not exceed Policy Value less surrender charges, then

    - the Policy is guaranteed not to lapse during that period.

EXCEPT FOR THE 48 POLICY MONTH PERIODS, MAKING MONTHLY PAYMENTS AT LEAST EQUAL TO THE MINIMUM MONTHLY FACTOR DOES NOT GUARANTEE THAT THE POLICY WILL REMAIN IN FORCE.

MONTHLY DEDUCTION: Charges deducted monthly from the Policy Value prior to the Final Premium Payment Date. The charges include the monthly cost of insurance, the monthly cost of any benefits provided by riders, and the monthly administrative charge.

MONTHLY PAYMENT DATE: The date on which the Monthly Deduction is deducted from the Policy Value.

NET PREMIUM: An amount equal to the premium less a tax expense charge and premium expense charge.

PAID-UP INSURANCE: Joint survivorship insurance coverage for the lifetime of the Insureds, with no further premiums due.

POLICY CHANGE: Any change in the Face Amount, the addition or deletion of a rider, or a change in the Sum Insured Option.

POLICY VALUE: The total amount available for investment under the Policy at any time. It is equal to the sum of (a) the value of the Accumulation Units credited to the Policy in the Sub-Accounts, and (b) the accumulation in the General Account credited to the Policy.

POLICYOWNER: The person, persons or entity entitled to exercise the rights and privileges under the Policy.

PREMIUM CLASS: The risk classification that the Company assigns the Insureds based on the information in the application and any other Evidence of Insurability considered by the Company. The Insureds' Premium Class will affect the cost of insurance charge and the amount of premium required to keep the Policy in force.

PRINCIPAL OFFICE: The Company's office, located at 440 Lincoln Street, Worcester, Massachusetts 01653.

PRO-RATA ALLOCATION: In certain circumstances, the Policyowner may specify from which Sub-Account certain deductions will be made or to which Sub-Account Policy Value will be allocated. If you do not, the Company will allocate the deduction or Policy Value among the General Account and the Sub-Accounts in the same proportion that the Policy Value in the General Account and the Policy Value in each Sub-Account bear to the total Policy Value on the date of deduction or allocation.

SEPARATE ACCOUNT: A separate account consists of assets segregated from the Company's other assets. The investment performance of the assets of a separate account is determined separately from the other assets of the Company. The assets of a separate account which are equal to the reserves and other policy liabilities are not chargeable with liabilities arising out of any other business which the Company may conduct.

SUB-ACCOUNT: A division of the Separate Account. Each Sub-Account invests exclusively in the shares of a corresponding Fund of the Allmerica Investment Trust, a corresponding Portfolio of the Fidelity Variable Insurance Products Fund, or the T. Rowe Price International Series, Inc.

SUM INSURED: The amount payable upon the death of the last surviving Insured, before the Final Premium Payment Date, prior to deductions for Debt outstanding at the death of the last surviving Insured, partial withdrawals and partial withdrawal charges, if any, and any due and unpaid Monthly Deductions. The amount of the Sum Insured will depend on the Sum Insured Option chosen, but will always be at least equal to the Face Amount.

SURRENDER VALUE: The amount payable upon a full surrender of the Policy. It is the Policy Value less any Debt and applicable surrender charges.

UNDERLYING FUNDS ("FUNDS"): The Funds of Allmerica Investment Trust ("Trust"):, the Portfolios of the Fidelity Variable Insurance Products Fund ("Fidelity VIP"), and T. Rowe Price International Series ("T. Rowe Price"), available under the Policy.

VALUATION DATE: A day on which the net asset value of the shares of any of the Underlying Funds is determined and Accumulation Unit values of the Sub-Accounts are determined. Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, partial withdrawal or surrender of a Policy is received) when there is a sufficient degree of trading in an Underlying Fund's securities such that the current net asset value of the Sub-Accounts may be materially affected.

WRITTEN REQUEST: A request by the Policyowner in writing, satisfactory to the Company.

YOU OR YOUR: The Policyowner, as shown in the application or the latest change filed with the Company.

                          SUMMARY OF FEES AND CHARGES

POLICY FEES AND CHARGES

THERE ARE COSTS RELATED TO THE INSURANCE AND INVESTMENT FEATURES OF THE POLICY. FEES AND CHARGES TO COVER THESE COSTS ARE DEDUCTED IN SEVERAL WAYS.

TAX EXPENSE CHARGE

A charge will be deducted from each premium payment for state and local premium taxes paid by the Company for the Policy and to compensate the Company for federal taxes imposed for deferred acquisition cost ("DAC") taxes. The total charge is the actual state and local premium taxes paid by the Company, varying according to jurisdiction, and a DAC tax deduction of 1% of premiums. See CHARGES AND DEDUCTIONS -- "Tax Expense Charge."

PREMIUM EXPENSE CHARGE

A charge of 1% of premiums will be deducted from each premium payment to partially compensate the Company for sales expenses related to the Policies. See CHARGES AND DEDUCTIONS -- "Premium Expense Charge."

MONTHLY DEDUCTIONS FROM POLICY VALUE

On the Date of Issue and each Monthly Payment Date, certain charges ("Monthly Deductions") will be deducted from the Policy Value. The Monthly Deduction consists of a charge for cost of insurance, a charge for administrative expenses, and a charge for the cost of any additional benefits provided by rider. You may instruct the Company to deduct the Monthly Deduction from one specific Sub-Account. If you do not, the Company will make a Pro-Rata Allocation of the charge. No Monthly Deductions are made on or after the Final Premium Payment Date. See CHARGES AND DEDUCTIONS -- "Monthly Deductions from Policy Value."

The MONTHLY COST OF INSURANCE CHARGE is determined by multiplying the Insurance Amount at Risk for each Policy month by the applicable cost of insurance rate or rates. The Insurance Amount at Risk will be affected by any decreases or increases in the Face Amount.

A MONTHLY ADMINISTRATIVE CHARGE of $6 per month is made for administrative expenses. The charge is designed to reimburse the Company for the costs associated with issuing and administering the Policies, such as processing premium payments, Policy loans and loan repayments, changes in Sum Insured Option, and death claims. These charges also help cover the cost of providing annual statements and responding to Policyowner inquiries.

As noted above, certain ADDITIONAL INSURANCE RIDER BENEFITS are available under the Policy for an additional monthly charge. See APPENDIX A -- OPTIONAL BENEFITS.

DEDUCTIONS FROM THE SEPARATE ACCOUNT

A daily charge, currently equivalent to an effective annual rate of 1.15% of the average daily net asset value of each Sub-Account of the Separate Account, is imposed to compensate the Company for its assumption of certain mortality and expense risks and for administrative costs associated with the Separate Account. The rate is 0.90% for the mortality and expense risk and 0.25% for the Separate Account administrative charge. The administrative charge is eliminated after the 15th Policy year. See CHARGES AND DEDUCTIONS -- "Charges Against Assets of the Separate Account."

CHARGES OF THE UNDERLYING FUNDS

In addition to the charges described above, certain fees and expenses are deducted from the assets of the Underlying Funds. The levels of fees and expenses vary among the Underlying Funds. The following table shows the expenses of the Underlying Funds for 1999

                                                                                              TOTAL FUND
                                              MANAGEMENT FEE         OTHER EXPENSES            EXPENSES
                                           (AFTER ANY VOLUNTARY   (AFTER ANY APPLICABLE   (AFTER ANY WAIVERS/
UNDERLYING FUND                                  WAIVERS)            REIMBURSEMENTS)        REIMBURSEMENTS)
---------------                            --------------------   ---------------------   -------------------
Select Emerging Markets Fund.............         1.35%                   0.57%           1.92%(1)(2)
Select International Equity Fund.........         0.89%                   0.13%           1.02%(1)(2)
T. Rowe Price International Stock
 Portfolio...............................         1.05%                   0.00%           1.05%
Select Aggressive Growth Fund............         0.81%*                  0.06%           0.87%(1)(2)*
Select Capital Appreciation Fund.........         0.90%*                  0.07%           0.97%(1)*
Select Value Opportunity Fund............         0.90%                   0.07%           0.97%(1)(2)
Select Growth Fund.......................         0.78%                   0.05%           0.83%(1)(2)
Select Strategic Growth Fund.............         0.85%                   0.35%           1.20%(1)(2)
Fidelity VIP Growth Portfolio............         0.58%                   0.08%           0.66%(3)
Select Growth and Income Fund............         0.67%                   0.07%           0.74%(1)(2)
Fidelity VIP Equity-Income Portfolio.....         0.48%                   0.09%           0.57%(3)
Fidelity VIP High Income Portfolio.......         0.58%                   0.11%           0.69%
Select Income Fund.......................         0.52%                   0.09%           0.61%(1)
Money Market Fund........................         0.24%                   0.05%           0.29%(1)

(*) Effective September 1, 1999, the management fee rates for the Select Aggressive Growth Fund and Select Capital Appreciation Fund were revised. The Management Fee and Total Fund Expense ratios shown in the table above have been adjusted to assume that the revised rates took effect January 1, 1999.

(1) Until further notice, Allmerica Financial Investment Management
Services, Inc. ("AFIMS") has declared a voluntary expense limitation of 1.50% of average net assets for Select International Equity Fund, 1.35% for Select Aggressive Growth Fund and Select Capital Appreciation Fund, 1.25% for Select Value Opportunity Fund, 1.20% for Select Growth Fund, 1.10% for Select Growth and Income Fund, 1.00% for Select Income Fund, and 0.60% for Money Market Fund. The total operating expenses of these Funds of the Trust were less than their respective expense limitations throughout 1999.

Until further notice, AFIMS has declared a voluntary expense limitation of 1.20% of average daily net assets for the Select Strategic Growth Fund. In addition, AFIMS has agreed to voluntarily waive its management fee to the extent that expenses of the Select Emerging Markets Fund exceed 2.00% of the Fund's average daily net assets, except that such waiver shall not exceed the net amount of management fees earned by AFIMS from the Fund after subtracting fees paid by AFIMS to a sub-advisor.

Until further notice, the Select Value Opportunity Fund's management fee rate has been voluntarily limited to an annual rate of 0.90% of average daily net assets, and total expenses are limited to 1.25% of average daily net assets.

The declaration of a voluntary management fee or expense limitation in any year does not bind AFIMS to declare future expense limitations with respect to these Funds. These limitations may be terminated at any time.

(2) These Funds have entered into agreements with brokers whereby the brokers rebate a portion of commissions. These amounts have been treated as reductions of expenses. Including these reductions, total annual fund operating expenses were 1.01% for Select International Equity Fund, 1.88% for Select Emerging Markets, 0.84% for Select Aggressive Growth Fund, 0.88% for Select Value Opportunity Fund, 0.81% for Select Growth Fund, 1.17% for Select Strategic Growth Fund, and 0.73% for Select Growth and Income Fund.

(3) A portion of the brokerage commissions that certain funds paid was used to reduce fund expenses. In addition, through arrangements with certain funds', or Fidelity Management & Research Company on behalf of certain funds', custodian credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. Including these reductions, total operating expenses presented in the table would have been 0.56% for the Fidelity VIP Equity-Income Portfolio and 0.65% for the Fidelity VIP Growth Portfolio.

The Underlying Fund information above was provided by the Underlying Funds and was not independently verified by the Company.

OTHER CHARGES (NON-PERIODIC)

TRANSACTION CHARGE ON PARTIAL WITHDRAWALS

A transaction charge is assessed at the time of each partial withdrawal to reimburse the Company for the cost of processing the withdrawal. The transaction charge is the smaller of 2% of the amount withdrawn, or $25. In addition to the transaction charge, a partial withdrawal charge also may be made under certain circumstances. See CHARGES AND DEDUCTIONS -- "Charges on Partial Withdrawals." The transaction fee applies to all partial withdrawals including a Withdrawal without a surrender charge.

CHARGE FOR INCREASE IN FACE AMOUNT

For each increase in the Face Amount, a charge of $40 will be deducted from the Policy Value. This charge is designed to reimburse the Company for underwriting and administrative costs associated with the increase. See THE POLICY -- "Change in Face Amount" and CHARGES AND DEDUCTIONS -- "Charge for Increase in Face Amount."

TRANSFER CHARGE

The first 12 transfers of Policy Value in a Policy year will be free of charge. Thereafter, with certain exceptions, a transfer charge of $10 will be imposed for each transfer request to reimburse the Company for the costs of processing the transfer. See THE POLICY -- "Transfer Privilege" and CHARGES AND
DEDUCTIONS -- "Transfer Charges."

SURRENDER CHARGES

At any time that the Policy is in effect, a Policyowner may elect to surrender the Policy and receive its Surrender Value. A surrender charge is calculated upon issuance of the Policy and upon each increase in the Face Amount. The duration of the surrender charge is 15 years. The surrender charge is imposed only if, during its duration, you request a full surrender of the Policy or a decrease in the Face Amount.

SURRENDER CHARGE ON THE INITIAL FACE AMOUNT

The maximum surrender charge calculated upon issuance of the Policy is equal to the sum of (a) plus (b) where (a) is a deferred administrative charge equal to $8.50 per thousand dollars of the initial Face Amount, and (b) is a deferred sales charge of 48% of premiums received up to a maximum number of Guideline Annual Premiums subject to the deferred sales charge. Such deferred sales charge varies by average issue Age from 1.95 (for average issue Ages 5 through 75) to
1.31 (for average issue Age 82). In accordance with limitations under state insurance regulations, the amount of the maximum surrender charge will not exceed a specified amount per $1,000 of the initial Face Amount, as indicated in APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES.

The maximum surrender charge initially remains level for 40 months, declines by one-half of one percent of the initial amount for 80 months, and then declines by one percent each month thereafter, reaching zero at the end of the 180 Policy months (15 Policy years), as described in APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES. If you surrender the Policy during the first two Policy years following the Date of Issue, before making premium payments associated with the initial Face Amount which are at least equal to one Guideline Annual Premium, the deferred administrative charge will be $8.50 per thousand dollars of the initial Face Amount, but the deferred sales charge will not exceed 25% of premiums received. See THE POLICY -- "Policy Surrender," and CHARGES AND DEDUCTIONS -- "Surrender Charge."


SURRENDER CHARGES FOR INCREASES IN FACE AMOUNT

A separate surrender charge will apply to, and is calculated for, each increase in the Face Amount. The maximum surrender charge for the increase is equal to the sum of (a) plus (b) where (a) is equal to $8.50 per thousand dollars of increase, and (b) is a deferred sales charge of 48% of premiums associated with the increase, up to a maximum number of Guideline Annual Premiums (for the increase) subject to the deferred sales charge. Such deferred sales charge varies by average Age (at the time of increase) from 1.95 (for average Ages 5 through 75) to 1.31 (for average Age 82). In accordance with limitations under state insurance regulations, the amount of the surrender charge will not exceed a specified amount per $1,000 of increase, as indicated in APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES.


As is true for the initial Face Amount, (a) is a deferred administrative charge, and (b) is a deferred sales charge. The maximum surrender charge initially remains level for 40 months, declines by one-half of one percent of the initial amount for 80 months, and then declines by one percent each month thereafter, reaching zero at the end of the 180 Policy months (15 Policy years), as described in APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES. If you surrender the Policy during the first two Policy years following an increase in the Face Amount before making premium payments associated with the increase in the Face Amount which are at least equal to one Guideline Annual Premium, the deferred administrative charge will be $8.50 per thousand dollars of the Face Amount increase, but the deferred sales charge will not exceed 25% of premiums associated with the increase.


SURRENDER CHARGES ON DECREASES IN FACE AMOUNT

In the event of a decrease in the Face Amount, the surrender charge imposed is proportional to the charge that would apply to a full Policy surrender. See THE POLICY -- "Policy Surrender," and CHARGES AND DEDUCTIONS -- "Surrender Charge."

                           SUMMARY OF POLICY FEATURES

This Summary is intended to provide only a very brief overview of the more significant aspects of the Policy. If you are considering the purchase of this product, you should read the remainder of this Prospectus carefully before making a decision. It offers a more complete presentation of the topics presented here, and will help you better understand the product. However, the Policy, together with its attached application, constitutes the entire agreement between you and the Company.

There is no guaranteed minimum Policy Value. The value of a Policy will vary up or down to reflect the investment experience of allocations to the Sub-Accounts and the fixed rates of interest earned by allocations to the General Account. The Policy Value will also be adjusted for other factors, including the amount of charges imposed. The Policy will remain in effect so long as the Policy Value, less any surrender charges and less any outstanding Debt, is sufficient to pay certain monthly charges imposed in connection with the Policy. The Policy Value may decrease to the point where the Policy will lapse and provide no further death benefit without additional premium payments, unless the optional Guaranteed Death Benefit Rider is in effect. This Rider may not be available in all states.

If the Policy is in effect at the death of the last surviving Insured, the Company will pay a death benefit (the "Death Proceeds") to the Beneficiary. Prior to the Final Premium Payment Date, the Death Proceeds equal the Sum Insured, less any Debt, partial withdrawals, and any due and unpaid charges. The Policyowner may choose either Sum Insured Option 1 (the Sum Insured is fixed in amount) or Sum Insured Option 2 (the Sum Insured includes the Policy Value in addition to a fixed insurance amount). A Policyowner has the right to change the Sum Insured option, subject to certain conditions. A Guideline Minimum Sum Insured, equivalent to a percentage of the Policy Value, will apply if greater than the Sum Insured otherwise payable under Option 1 or Option 2.

In certain circumstances, the Policy may be considered a "modified endowment contract." Under the Internal Revenue Code of 1986 ("Code"), any Policy loan, partial withdrawal or surrender from a modified endowment contract may be subject to tax and tax penalties. See FEDERAL TAX CONSIDERATIONS -- "Modified Endowment Contracts."

No claim is made that the Policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

ABOUT THE POLICY

The Policy allows you to make premium payments in any amount and frequency, subject to certain limitations. As long as the Policy remains in force, it will provide for:

    - life insurance coverage on the named Insureds,

    - Policy Value,

    - surrender rights and partial withdrawal rights,

    - loan privileges, and

    - in some cases, additional insurance benefits available by rider for an additional charge.

LIFE INSURANCE

The Policy is a life insurance contract with death benefits, Policy Value, and other features traditionally associated with life insurance. The Policy is a "joint survivorship" policy because Death Proceeds are payable, not on the death of the first Insured to die, but on the death of the last surviving Insured. The Policy is "variable" because the Policy Value will increase or decrease depending on the investment experience of the Sub-Accounts of the Separate Account. Under some circumstances, the death benefit may vary with the investment experience of the Sub-Accounts.

CONDITIONAL INSURANCE AGREEMENT

If at the time of application you make a payment equal to at least one Minimum Monthly Factor for the Policy as applied for, the Company will provide conditional insurance equal to the amount of insurance applied for, subject to the terms of the Conditional Insurance Agreement. If you do not wish to make any payment at the time of application, insurance coverage will not be in force until delivery of the Policy and payment of sufficient premium to place the insurance in force.

If any premiums are paid prior to the issuance of the Policy, such premiums will be held in the General Account. If your application is approved and the Policy is issued and accepted, the initial premiums held in the General Account will be credited with interest at a specified rate beginning not later than the date of receipt of the premiums at the Principal Office. IF THE POLICY IS NOT ISSUED AND ACCEPTED, THE INITIAL PREMIUMS WILL BE RETURNED TO YOU WITHOUT INTEREST.

ALLOCATION OF INITIAL PREMIUMS

Net premiums may be allocated to one or more Sub-Accounts of the Separate Account, to the General Account, or to any combination of Accounts. You bear the investment risks of amounts allocated to the Sub-Accounts. Allocations may be made to no more than 20 Sub-Accounts at any one time. The minimum allocation is 1% of Net Premium. All allocations must be in whole numbers and must total 100%. See THE POLICY -- "Allocation of Net Premiums." Premiums allocated to the General Account will earn a fixed rate of interest. Net premiums and minimum interest are guaranteed by the Company. For more information, see MORE INFORMATION ABOUT THE GENERAL ACCOUNT.

FREE-LOOK PERIOD -- The Policy provides for an initial free-look period. You may cancel the Policy by mailing or delivering it to the Principal Office or to an agent of the Company on or before the latest of:

    - 45 days after the applications for the Policy are signed,

    - 10 days after you receive the Policy (or, if required by state law, the longer period indicated in the Policy), or

    - 10 days after the Company mails or personally delivers a Notice of Withdrawal Rights to you.

When you return the Policy, the Company will mail a refund to you within seven days. The refund of any premium paid by check may be delayed until the check has cleared your bank.

Where required by state law, the refund will equal the premiums paid. In other states, the refund will equal the sum of:

    (1) the difference between the premium, including fees and charges paid, and any amount allocated the Separate Account, PLUS

    (2) the value of the amounts allocated to the Separate Account, PLUS

    (3) any fees or charges imposed on the amounts allocated to the Separate Account.

The amount refunded in (1) above includes any premiums allocated to the General Account. A free-look privilege also applies after a requested increase in the Face Amount. See THE POLICY -- "Free-Look Period."

CONVERSION PRIVILEGES

During the first 24 Policy months after the Date of Issue, subject to certain restrictions, you may convert the Policy to a fixed flexible premium adjustable life insurance policy by simultaneously transferring all accumulated value in the Sub-Accounts to the General Account and instructing the Company to allocate all future premiums to the General Account. A similar conversion privilege is in effect for 24 Policy months after the date of an increase in the Face Amount. Where required by state law, and at your request, the Company will issue a flexible premium adjustable life insurance policy to you. The new policy will have the same Face Amount, issue Age, Date of Issue, and Premium Class as the original Policy. See THE POLICY -- "Conversion Privileges."

FLEXIBLE PREMIUM

The Policy is a "flexible premium" policy because, unlike traditional insurance policies, there is no fixed schedule for premium payments. You may vary the frequency and amount of future premium payments, subject to certain limits, restrictions and conditions set by Company standards and federal tax laws. Although you may establish a schedule of premium payments ("planned premium payments"), failure to make the planned premium payments will not necessarily cause the Policy to lapse. Because of the variable nature of the Policy, making planned premium payments does not guarantee that the Policy will remain in force. Thus, you may, but are not required to, pay additional premiums. If the Guaranteed Death Benefit Rider is in effect, however, certain minimum premium payment tests must be met. (This Rider may not be available in all states.)

The Policy will remain in force until the Surrender Value is insufficient to cover the next Monthly Deduction and loan interest accrued, if any, and a grace period of 62 days has expired without adequate payment being made by you. During the first 48 Policy months after the Date of Issue or the effective date of an increase in the Face Amount, the Policy will not lapse if the total premiums paid less the Debt, partial withdrawals and withdrawal charges are equal to or exceed the sum of the Minimum Monthly Factor for the number of months the Policy, increase in the Face Amount, or a Policy Change which causes a change in the Minimum Monthly Factor, has been in force. Even during these periods, however, making payments at least equal to the Minimum Monthly Factor will not prevent the Policy from lapsing if the Debt equals or exceeds the Policy Value less surrender charges.

MINIMUM MONTHLY FACTOR

The Minimum Monthly Factor is a monthly premium amount calculated by the Company and specified in the Policy. If, in the first 48 Policy months following Date of Issue or the effective date of an increase in the Face Amount or of a Policy Change which causes a change in the Minimum Monthly Factor:

    - You make premium payments (less debt, partial withdrawals and partial withdrawal charges) at least equal to the sum of the Minimum Monthly Factors for the number of months the Policy, increase in Face Amount or Policy Change has been in force, and

    - Debt does not exceed Policy Value less surrender charges, then

    - the Policy is guaranteed not to lapse during that period.

EXCEPT FOR THE 48 POLICY MONTH PERIODS, MAKING MONTHLY PAYMENTS AT LEAST EQUAL TO THE MINIMUM MONTHLY FACTOR DOES NOT GUARANTEE THAT THE POLICY WILL REMAIN IN FORCE.

GUARANTEED DEATH BENEFIT RIDER (MAY NOT BE AVAILABLE IN ALL STATES)

This Rider, WHICH IS AVAILABLE ONLY AT DATE OF ISSUE:

    - guarantees that the Policy will not lapse regardless of the investment performance of the Separate Account; and

    - provides a guaranteed death benefit.

In order to maintain the Rider, certain minimum premium payment tests must be met on each Policy anniversary and within 48 months following the Date of Issue and/or the date of any increase in the Face Amount. In addition, a one-time administrative charge of $25 will be deducted from the Policy Value when the Rider is elected. Certain transactions, including Policy loans, partial withdrawals, and changes in the Death Benefit Options, can result in the termination of the Rider. If this Rider is terminated, it cannot be reinstated.

PARTIAL WITHDRAWALS

After the first Policy year, you may make partial withdrawals from the Policy Value in a minimum amount of $500. Under Option 1, the Face Amount is reduced by the amount of the partial withdrawal. A partial withdrawal will not be allowed under Option 1 if it would reduce the Face Amount below $100,000.

A transaction charge, which is described in CHARGES AND DEDUCTIONS -- "Charges on Partial Withdrawals," will be assessed to reimburse the Company for the cost of processing each partial withdrawal. A partial withdrawal charge also may be imposed upon a partial withdrawal. Generally, amounts withdrawn during each Policy year in excess of 10% of the Policy Value ("excess withdrawal") are subject to the partial withdrawal charge. The partial withdrawal charge is equal to 5% of the excess withdrawal up to the surrender charge on the date of withdrawal. If no surrender charge is applicable at the time of withdrawal, no partial withdrawal charge will be deducted. The Policy's outstanding surrender charge will be reduced by the amount of the partial withdrawal charge deducted. See THE POLICY -- "Partial Withdrawals" and CHARGES AND DEDUCTIONS -- "Charges on Partial Withdrawals."

LOAN PRIVILEGE

You may borrow against the Policy Value. The total amount you may borrow is the Loan Value. Loan Value in the first Policy year is 75% of an amount equal to the Policy Value less surrender charge, Monthly Deductions, and interest on Debt to the end of the Policy year. Thereafter, Loan Value is 90% of an amount equal to the Policy Value less the surrender charge.

Policy loans will be allocated among the General Account and the Sub-Accounts in accordance with your instructions. If no allocation is made by you, the Company will make a Pro-Rata Allocation among the Accounts. In either case, Policy Value equal to the Policy loan will be transferred from the appropriate Sub-Account(s) to the General Account, and will earn monthly interest at an effective annual rate of at least 6%. Therefore, a Policy loan may have a permanent impact on the Policy Value even though it eventually is repaid. Although the loan amount is a part of the Policy Value, the Death Proceeds will be reduced by the amount of outstanding Debt at the time of death.

Policy loans will bear interest at a fixed rate of 8% per year, due and payable in arrears at the end of each Policy year. If interest is not paid when due, it will be added to the loan balance. Policy loans may be repaid at any time. You must notify the Company if a payment is a loan repayment; otherwise, it will be considered a premium payment. Any partial or full repayment of Debt by you will be allocated to the General Account or Sub-Accounts in accordance with your instructions. If you do not specify an allocation, the Company will allocate the loan repayment in accordance with your most recent premium allocation instructions. See POLICY LOANS.

PREFERRED LOAN OPTION

A preferred loan option is available under the Policy. The preferred loan option will be available upon Written Request. It may be revoked by you at any time. If this option has been selected, after the tenth Policy anniversary the Policy Value in the General Account equal to the loan amount will be credited with interest at an effective annual yield of at least 7.5%. The Company's current practice is to credit a rate of interest equal to the rate being charged for the preferred loan.

There is some uncertainty as to the tax treatment of a preferred loan, which may be treated as a taxable withdrawal from the Policy. See FEDERAL TAX CONSIDERATIONS, "Policy Loans. Consult a qualified tax adviser (and see FEDERAL TAX CONSIDERATIONS). THE PREFERRED LOAN OPTION MAY NOT BE AVAILABLE IN ALL STATES.

POLICY LAPSE AND REINSTATEMENT

Except as otherwise provided in the optional Guaranteed Death Benefit Rider, the failure to make premium payments will not cause the Policy to lapse unless:

    (a) the Surrender Value is insufficient to cover the next Monthly Deduction plus loan interest accrued, if any; or

    (b) Debt exceeds Policy Value less surrender charges.

A 62-day grace period applies to each situation.

Even if the situation described in (a) above exists, the Policy will not lapse if you meet the so-called "Minimum Monthly Factor" test. The Minimum Monthly Factor test is only used to determine whether the Policy will enter the grace period during the first 48 months or within 48 months following an increase in the Face Amount. Under the Minimum Monthly Factor test, the Company determines two amounts:

    - the sum of the payments you have made, MINUS any Debt, withdrawals and withdrawal charges, and

    - the amount of the Minimum Monthly Factor (the amount is shown on page 5 of the Policy) MULTIPLIED by the number of months the Policy has been in force, or the number of months which have elapsed since the last increase in the Face Amount.

The Company then compares the first amount to the second amount. The Policy will not enter the grace period if the first amount is greater than the second amount. If the Policy lapses, it may be reinstated within three years of the date of default (but not later than the Final Premium Payment Date). In order to reinstate, you must pay the reinstatement premium and provide satisfactory Evidence of Insurability subject to our then current underwriting standards. The Company reserves the right to increase the Minimum Monthly Factor upon reinstatement. See POLICY TERMINATION AND REINSTATEMENT.

In addition, if the Guaranteed Death Benefit Rider is in effect, the Company guarantees that the Policy will not lapse, regardless of the investment performance of the Separate Account. The Policy may lapse, however, under certain circumstances. See THE POLICY -- "Guaranteed Death Benefit Rider." This Rider may not be available in all states.

POLICY VALUE AND SURRENDER VALUE

The Policy Value is the total amount available for investment under the Policy at any time. It is the sum of the value of all Accumulation Units in the Sub-Accounts of the Separate Account and all accumulations in the General Account credited to the Policy. The Policy Value reflects the amount and frequency of Net Premiums paid, charges and deductions imposed under the Policy, interest credited to accumulations in the General Account, investment performance of the Sub-Account(s) to which Policy Value has been allocated, and partial withdrawals. The Policy Value may be relevant to the computation of the Death Proceeds. You bear the entire investment risk for amounts allocated to the Separate Account. The Company does not guarantee a minimum Policy Value.

The Surrender Value will be the Policy Value less any Debt and applicable surrender charges. The Surrender Value is relevant, for example, to the continuation of the Policy and in the computation of the amounts available upon partial withdrawals, Policy loans or surrender.

DEATH PROCEEDS

The Policy provides for the payment of certain Death Proceeds to the named Beneficiary upon the death of the last surviving Insured. There are no Death Proceeds payable on the death of the first Insured to die. Prior to the

Final Premium Payment Date, the Death Proceeds will be equal to the Sum Insured, reduced by any outstanding Debt, partial withdrawals, partial withdrawal charges, and any Monthly Deductions due and not yet deducted through the Policy month in which the last surviving Insured dies.

Two Sum Insured Options are available. Under Option 1, the Sum Insured is the greater of the Face Amount of the Policy or the Guideline Minimum Sum Insured. Under Option 2, the Sum Insured is the greater of the Face Amount of the Policy plus the Policy Value or the Guideline Minimum Sum Insured. The Guideline Minimum Sum Insured is equivalent to a percentage (determined each month based on the younger Insured's Age) of the Policy Value. On or after the Final Premium Payment Date, the Death Proceeds will equal the Surrender Value. See THE
POLICY -- "Death Proceeds." The Death Proceeds under the Policy may be received in a lump sum or under one of the Payment Options described in the Policy. See APPENDIX B -- PAYMENT OPTIONS.

FLEXIBILITY TO ADJUST SUM INSURED

Subject to certain limitations, you may adjust the Sum Insured, and thus the Death Proceeds, at any time prior to the Final Premium Payment Date, by increasing or decreasing the Face Amount. Any change in the Face Amount will affect the monthly cost of insurance charges and the amount of the surrender charge. If the Face Amount is decreased, a pro-rata surrender charge may be imposed. The Policy Value is reduced by the amount of the charge. See THE POLICY -- "Change In Face Amount." The minimum increase in the Face Amount is $10,000, and any increase also may require additional Evidence of Insurability. The increase is subject to a "free-look period" and, during the first 24 months after the increase, to a conversion privilege. See THE POLICY -- "Free-Look Period" and "Conversion Privileges."

ADDITIONAL INSURANCE BENEFITS

You have the flexibility to add additional insurance benefits by rider. These include the Split Option Rider, Other Insured Rider, Guaranteed Death Benefit Rider, and Four-Year Term Rider. See APPENDIX A -- OPTIONAL BENEFITS. (All riders may not be available in all states.)

The cost of these optional insurance benefits will be deducted from the Policy Value as part of the Monthly Deduction. See CHARGES AND DEDUCTIONS -- "Monthly Deduction from Policy Value."

PAID-UP INSURANCE OPTION

The Policyowner who elects this option will have, without further premiums due, joint survivorship insurance coverage for the lifetime of the Insureds, with the Death Proceeds payable on the death of the last surviving Insured. The Policyowner who has elected the Paid-Up Insurance option may not pay additional premiums, select Sum Insured Option 2, increase or decrease the Face Amount, or make partial withdrawals. Policy Value in the Separate Account will be transferred to the General Account on the date the Company receives Written Request to exercise the option, and transfers of Policy Value back to the Separate Account will not be permitted. Riders will continue only with the consent of the Company. Surrender Value and Loan Value are calculated differently. See THE POLICY -- "Paid-Up Insurance Option." This option may not be available in all states.

INVESTMENT OPTIONS

BARRA RogersCasey, Inc. ("BARRA RogersCasey"), a pension consulting firm, assists the Company in the selection of the Policy's Funds. In addition, BARRA RogersCasey assists the Trust in the selection of investment advisers for the Funds of the Trust. BARRA RogersCasey provides consulting services to pension plans representing hundreds of billions of dollars in total assets and, in its consulting capacity, monitors the investment performance of over 1000 investment advisers. BARRA RogersCasey is wholly-controlled by BARRA, Inc. As a consultant, BARRA RogersCasey has no decision-making authority with respect to the Funds, and is not responsible for any advice provided by Allmerica Financial Investment Management Services, Inc. ("AFIMS") or the investment advisers.

Each investment adviser is selected by using strict objective, quantitative, and qualitative criteria, with special emphasis on the investment adviser's record in managing similar portfolios. In consultation with BARRA RogersCasey, a committee monitors and evaluates the ongoing performance of all of the Funds. The committee may recommend the replacement of an investment adviser of one of the Funds of the Trust, or the addition or deletion of Funds. The committee includes members who may be affiliated or unaffiliated with the Company and the Trust.

AFIMS, an affiliate of the Company, is the investment manager of the Trust. AFIMS has entered into agreements with investment advisers ("Sub-Advisers") selected by AFIMS and the Trustees in consultation with BARRA RogersCasey. Each investment adviser is selected by using strict objective, quantitative, and qualitative criteria, with special emphasis on the investment adviser's record in managing similar portfolios. In consultation with BARRA RogersCasey, a committee monitors and evaluates the ongoing performance of all of the Funds. The committee may recommend the replacement of an investment adviser of one of the Funds of the Trust, or the addition or deletion of Funds. The committee includes members who may be affiliated or unaffiliated with the Company and the Trust. The Sub-Advisers (other than Allmerica Asset Management, Inc.) are not affiliated with the Company or the Trust.

The following are the Investment Managers and Sub-Advisers of the Funds:

FUND                                         MANAGER
----                                         -------
Select Emerging Markets Fund                 Schroder Investment Management North America Inc.
Select International Equity Fund             Bank of Ireland Asset Management (U.S.) Limited
T. Rowe Price International Stock Portfolio  Rowe Price-Fleming International, Inc.
Select Aggressive Growth Fund                Nicholas-Applegate Capital Management, L.P.
Select Capital Appreciation Fund             T. Rowe Price Associates, Inc.
Select Value Opportunity Fund                Cramer Rosenthal McGlynn, LLC
Select Growth Fund                           Putnam Investment Management, Inc.
Select Strategic Growth Fund                 TCW Investment Management Company
Fidelity VIP Growth Portfolio                Fidelity Management and Research Company
Select Growth and Income Fund                J. P. Morgan Investment Management Inc.
Fidelity VIP Equity-Income Portfolio         Fidelity Management and Research Company
Fidelity VIP High Income Portfolio           Fidelity Management and Research Company
Select Income Fund                           Standish, Ayer & Wood, Inc.
Money Market Fund                            Allmerica Asset Management, Inc.

In some states, insurance regulations may restrict the availability of particular Underlying Funds.

TAX TREATMENT

The Policy is generally subject to the same federal income tax treatment as a conventional fixed benefit life insurance policy. Under current tax law, to the extent there is no change in benefits, you will be taxed on Policy Value withdrawn from the Policy only to the extent that the amount withdrawn exceeds the total premiums paid. Withdrawals in excess of premiums paid will be treated as ordinary income. During the first 15 Policy years, however, an "interest-first" rule applies to any distribution of cash that is required under
Section 7702 of the Code because of a reduction of benefits under the Policy. Death Proceeds under the Policy are excludable from the gross income of the Beneficiary, but in some circumstances the Death Proceeds or the Policy Value may be subject to federal estate tax. See FEDERAL TAX CONSIDERATIONS -- "Taxation of the Policies."

The Policy offered by this Prospectus may be considered a "modified endowment contract" if it fails a "seven-pay" test at any time during the first seven Policy years, or within seven years of a material change in the Policy. The Policy fails to satisfy the seven-pay test if the cumulative premiums paid under the Policy at any time during the first seven Policy years, or within seven years of a material change in the Policy, exceeds the sum of the net level premiums that would have been paid had the Policy provided for paid-up future benefits after the payment of seven level annual premiums. If the Policy is considered a modified endowment contract, all distributions (including Policy loans, partial withdrawals, surrenders or assignments) will be taxed on an "income-first" basis. In addition, with certain exceptions, an additional 10% penalty will be imposed on the portion of any distribution that is includible in income. For more information, see FEDERAL TAX CONSIDERATIONS -- "Modified Endowment Contracts."
                            ------------------------

This Summary is intended to provide only a very brief overview of the more significant aspects of the Policy. The Prospectus and the Policy provide further detail. The Policy provides insurance protection for the named beneficiary. The Policy and its attached application or enrollment form are the entire agreement between you and the Company.

THE PURPOSE OF THE POLICY IS TO PROVIDE INSURANCE PROTECTION FOR THE BENEFICIARY. IT MAY NOT BE ADVANTAGEOUS TO PURCHASE FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE AS A REPLACEMENT FOR YOUR CURRENT LIFE INSURANCE, OR IF YOU ALREADY OWN A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY.

NO CLAIM IS MADE THAT THE POLICY IS IN ANY WAY SIMILAR OR COMPARABLE TO A SYSTEMATIC INVESTMENT PLAN OF A MUTUAL FUND.

               DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT,
                            AND THE UNDERLYING FUNDS

THE COMPANY

The Company is a life insurance company organized under the laws of Delaware in July 1974. Its Principal Office is located at 440 Lincoln Street, Worcester, Massachusetts 01653, telephone 508-855-1000. As of December 31, 1999, the Company had over $17 billion in assets and over $26 billion of life insurance in force. The Company is subject to the laws of the state of Delaware governing insurance companies and to regulation by the Commissioner of Insurance of Delaware. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate.

Effective October 1, 1995, the Company changed its name from SMA Life Assurance Company to Allmerica Financial Life Insurance and Annuity Company. The Company is an indirect wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica") which, in turn, is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). First Allmerica, originally organized under the laws of Massachusetts in 1844 as a mutual life insurance company and known as State Mutual Life Assurance Company of America, converted to a stock life insurance company and adopted its present name on October 16, 1995. First Allmerica is the fifth oldest life insurance company in America.

The Company is a charter member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

THE SEPARATE ACCOUNT

The Separate Account was authorized by vote of the Board of Directors of the Company on September 15, 1993. The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve the supervision of its management or investment practices or policies of the Separate Account or the Company by the SEC.

The assets used to fund the variable portion of the Policies are set aside in the Separate Account and are kept separate from the general assets of the Company. Under Delaware law, assets equal to the reserves and other liabilities of the Separate Account may not be charged with any liabilities arising out of any other business of the Company. Fourteen Sub-Accounts of the Separate Account are currently offered under the Policy. Each Sub-Account is administered and accounted for as part of the general business of the Company, but the income, capital gains, or capital losses of each Sub-Account are allocated to such Sub-Account, without regard to other income, capital gains, or capital losses of the Company or the other Sub-Accounts. Each Sub-Account invests exclusively in a corresponding investment portfolio of the Allmerica Investment Trust, the Fidelity Variable Insurance Products Fund, or the T. Rowe Price International Series, Inc. ("Underlying Funds").

The assets of each Underlying Fund are held separate from the assets of the other Underlying Funds. Each Underlying Fund operates as a separate investment vehicle and the income or losses of one Underlying Fund generally have no effect on the investment performance of another Underlying Fund. Shares of each Underlying Fund are not offered to the general public but solely to separate accounts of life insurance companies, such as the Separate Account.

Each Sub-Account has two sub-divisions. One sub-division applies to Policies during their first 15 Policy years, which are subject to a Separate Account administrative charge. See CHARGES AND DEDUCTIONS -- "Charges Against Assets of the Separate Account." Thereafter, such Policies are automatically allocated to the second sub-division to account for the elimination of the Separate Account administrative charge.

The Company reserves the right, subject to compliance with applicable law, to change the names of the Sub-Accounts and Separate Account.

THE UNDERLYING FUNDS

Each Underlying Fund pays a management fee to an investment manager or adviser for managing and providing services to the Underlying Fund. However, management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Funds. For specific information regarding the existence and effect of any waiver/reimbursements see "CHARGES OF THE UNDERLYING FUNDS" under the SUMMARY OF FEES AND CHARGES section. The prospectuses of the Underlying Funds also contain information regarding fees for advisory services and should be read in conjunction with this prospectus.

ALLMERICA INVESTMENT TRUST

Allmerica Investment Trust (the "Trust") is an open-end, diversified management investment company registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Trust or its separate investment Funds.

The Trust was established by the Company as a Massachusetts business trust on October 11, 1984, for the purpose of providing a vehicle for the investment of assets of various separate accounts established by the Company, or other insurance companies. Ten investment portfolios ("Funds") of the Trust are available under the Policies, each issuing a series of shares: Select Emerging Markets Fund, Select International Equity Fund, Select Aggressive Growth Fund, Select Capital Appreciation Fund, Select Value Opportunity Fund, Select Growth Fund, Select Strategic Growth Fund, Select Growth and Income Fund, Select Income Fund and Money Market Fund.

Allmerica Financial Investment Management Services, Inc. ("AFIMS") serves as investment manager of the Trust. AFIMS, which is a wholly-owned subsidiary of Allmerica Financial, has entered into agreements with other investment managers ("Sub-Advisers"), who manage the investments of the Funds. The Trustees have responsibility for the supervision of the affairs of the Trust. The Trustees have entered into a management agreement with AFIMS

AFIMS, subject to Trustee review, is responsible for the daily affairs of the Trust and the general management of the Funds. AFIMS performs administrative and management services for the Trust, furnishes to the Trust all necessary office space, facilities and equipment, and pays the compensation, if any, of officers and Trustees who are affiliated with AFIMS.

The Trust bears all expenses incurred in its operation, other than the expenses AFIMS assumes under the management agreement. Trust expenses include:

    - Costs to register and qualify the Trust's shares under the Securities Act of 1933 ("1933 Act"),

    - Other fees payable to the SEC,

    - Independent public accountant, legal and custodian fees,

    - Association membership dues, taxes, interest, insurance payments and brokerage commissions,

    - Fees and expenses of the Trustees who are not affiliated with AFIMS,

    - Expenses for proxies, prospectuses, reports to shareholders and other expenses.

Under the Management Agreement with the Trust, AFIMS has entered into agreements with investment advisers ("Sub-Advisers") selected by AFIMS and Trustees in consultation with BARRA RogersCasey, Inc. Under each Sub-Adviser Agreement, the Sub-Adviser is authorized to engage in portfolio transactions on behalf of the Fund, subject to the Trustee's instructions. The Sub-Advisers (other than Allmerica Asset Management, Inc.) are not affiliated with the Company or the Trust.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

Fidelity Variable Insurance Products Fund ("Fidelity VIP"), managed by Fidelity Management & Research Company ("FMR"), is an open-end, diversified management investment company organized as a Massachusetts business trust on November 13, 1981, and is registered with the SEC under the 1940 Act. Three of its investment portfolios are available under the Policies: the Fidelity VIP High Income Portfolio, Fidelity VIP Equity-Income Portfolio, and Fidelity VIP Growth Portfolio.

Various Fidelity companies perform certain activities required to operate VIP. FMR is one of America's largest investment management organizations, and has its principal business address at 82 Devonshire Street, Boston, Massachusetts. It is composed of a number of different companies which provide a variety of financial services and products. FMR is the original Fidelity company, founded in 1946. It provides a number of mutual funds and other clients with investment research and portfolio management services. The Portfolios of Fidelity VIP, as part of their operating expenses, pay a monthly management fee to FMR for managing investments and business affairs. The prospectus of Fidelity VIP contains additional information concerning the Portfolios, including information concerning additional expenses paid by the Portfolios, and should be read in conjunction with this Prospectus.

T. ROWE PRICE INTERNATIONAL SERIES, INC.

T. Rowe Price International Series, Inc. ("T. Rowe Price"), managed by Rowe Price-Fleming International, Inc. ("Price-Fleming"), is an open-end, diversified management investment company organized in 1994 as a Maryland corporation, and is registered with the SEC under the 1940 Act. Price-Fleming, founded in 1979 as a joint venture between T. Rowe Price Associates, Inc. and Robert Fleming Holdings, Limited, is one of the largest no-load international mutual fund asset managers, with approximately $42.5 billion (as of December 31, 1999) under management in its offices in Baltimore, London, Tokyo, Hong Kong, Singapore and Buenos Aires. One of its investment portfolios is available under the Policies: the T. Rowe Price International Stock Portfolio. An affiliate of Price-Fleming,
T. Rowe Price Associates, Inc. serves as Sub-Adviser to the Select Capital Appreciation Fund of the Trust.

                       INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of the Funds is set forth below. BEFORE INVESTING, READ CAREFULLY THE PROSPECTUSES OF THE TRUST, FIDELITY VIP AND T. ROWE PRICE THAT ACCOMPANY THIS PROSPECTUS. THE PROSPECTUSES OF THE TRUST, FIDELITY VIP AND T. ROWE PRICE CONTAIN MORE DETAILED INFORMATION ON THE FUNDS' INVESTMENT OBJECTIVES, RESTRICTIONS, RISKS AND EXPENSES. Statements of Additional Information for the Funds are available on request. The investment objectives of the Funds may not be achieved. Policy Value may be less than the aggregate payments made under the Policy.

SELECT EMERGING MARKETS FUND -- seeks long-term growth of capital by investing in the world's emerging markets. The Sub-Adviser for the Select Emerging Markets Fund is Schroder Investment Management North America Inc.

SELECT INTERNATIONAL EQUITY FUND -- seeks maximum long-term total return (capital appreciation and income) primarily by investing in common stocks of established non-U.S. companies. The Sub-Adviser for the Select International Equity Fund is Bank of Ireland Asset Management (U.S.) Limited.

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO -- seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies. The Manager of the Portfolio is Rowe Price-Fleming International, Inc.

SELECT AGGRESSIVE GROWTH FUND -- seeks above-average capital appreciation by investing primarily in common stocks of companies that are believed to have significant potential for capital appreciation. The Sub-Adviser for the Select Aggressive Growth Fund is Nicholas-Applegate Capital Management, L.P.

SELECT CAPITAL APPRECIATION FUND -- seeks long-term growth of capital. Realization of income is not a significant investment consideration and any income realized on the Fund's investments will be incidental to its primary objective. The Fund will invest primarily in common stock of industries and companies which are experiencing favorable demand for their products and services, and which operate in a favorable competitive environment and regulatory climate. The Sub-Adviser for the Select Capital Appreciation Fund is
T. Rowe Price Associates, Inc.

SELECT VALUE OPPORTUNITY FUND -- seeks long-term growth of capital by investing primarily in a diversified portfolio of common stocks of small and mid-size companies whose securities at the time of purchase are considered by the Sub-Adviser to be undervalued. The Sub-Adviser for the Select Value Opportunity Fund is Cramer Rosenthal McGlynn, LLC.

SELECT GROWTH FUND -- seeks to achieve growth of capital by investing in a diversified portfolio consisting primarily of common stocks selected for their long-term growth potential. The Sub-Adviser for the Select Growth Fund is Putnam Investment Management, Inc.

SELECT STRATEGIC GROWTH FUND -- seeks long-term growth of capital by investing primarily in common stocks of established companies. The Sub-Adviser for the Select Strategic Growth Fund is Cambiar Investors, Inc.

FIDELITY VIP GROWTH PORTFOLIO -- seeks to achieve capital appreciation. The Portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation also may be found in other types of securities, including bonds and preferred stocks.

SELECT GROWTH AND INCOME FUND -- seeks a combination of long-term growth of capital and current income. The Fund will invest primarily in dividend-paying common stocks and securities convertible into common stocks. The Sub-Adviser for the Select Growth and Income Fund is J.P. Morgan Investment Management Inc.

FIDELITY VIP EQUITY-INCOME PORTFOLIO -- seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500. The Portfolio may invest in high-yielding, lower-rated securities (commonly referred to as "junk bonds") which are subject to greater risk than investments in higher-rated securities. For a further discussion of lower-rated securities, see "Risks of Lower-Rated Debt Securities" in the Fidelity VIP prospectus.

FIDELITY VIP HIGH INCOME PORTFOLIO -- seeks to obtain a high level of current income by investing primarily in high-yielding, lower-rated fixed-income securities (commonly referred to as "junk bonds"), while also considering growth of capital. These securities are often considered to be speculative, and involve greater risk of default or price changes than securities assigned a high quality rating. For more information about these lower-rated securities, see "Risks of Lower-Rated Debt Securities" in the Fidelity VIP prospectus.

SELECT INCOME FUND -- seeks a high level of current income. The Fund will invest primarily in investment-grade, fixed-income securities. The Sub-Adviser for the Select Income Fund is Standish, Ayer & Wood, Inc.

MONEY MARKET FUND -- seeks to obtain maximum current income consistent with the preservation of capital and liquidity. Allmerica Asset Management, Inc. is the Sub-Adviser of the Money Market Fund.

If there is a material change in the investment policy of a Fund, we will notify you of the change. If you have Policy Value allocated to that Fund, you may, without charge, reallocate the Policy Value to another Fund or to the General Account. We must receive your Written Request within 60 days of the latest of the:

    - Effective date of the change in the investment policy, or

    - Receipt of the notice of your right to transfer.

                SUBSTITUTION OF SHARES OF THE SELECT INCOME FUND

On January 31, 2000, the Company, First Allmerica (collectively, the "Companies") and several other applicants filed an application with the Securities and Exchange Commission in part seeking an order approving the substitution of shares of the Select Investment Grade Income Fund of Allmerica Investment Trust for shares of the Select Income Fund. To the extent required by law, approvals of such substitutions will also be obtained from the state insurance regulators in certain jurisdictions. The Companies will bear any expenses in connection with the proposed substitution. Although subject to change and obtaining necessary regulatory approvals, the Companies are currently planning to effect the substitution on or about July 1, 2000.

The Select Investment Grade Income Fund seeks as high a level of total return, which includes capital appreciation as well as income, as is consistent with prudent investment management. Allmerica Asset Management, Inc. is the Sub-Adviser of the Select Investment Grade Income Fund. For more information about the Select Investment Grade Income Fund, see the prospectus of the Trust.

Under the proposed substitution, during the period from February 14, 2000 until the date the Select Income Fund is replaced by the Select Investment Grade Income Fund, a Policy owner with value in the Sub-Account investing in the Select Income Fund may make one transfer of all amounts in that Sub-Account to and among any of the other Sub-Accounts and the Fixed Account. This transfer of all amounts from the Sub-Account investing in the Select Income Fund prior to the substitution date will be free of any transfer charge and will not count as one of the twelve transfers guaranteed to be free of the transfer charge in each Policy year. In addition, on the date the proposed substitution is completed, a Policy Owner that has amounts invested in the Select Investment Grade Income Fund as a result of the substitution will have a period of 60 days to make one transfer of all amounts allocated to the Sub-Account investing in the Select Investment Grade Income Fund to any one or more of the investment options available under the Policy. This transfer will be free of any transfer charge and will not count as one of the twelve transfers guaranteed to be free of the transfer charge in that Policy year. All Policy owners with value in the affected Sub-Account on the date the substitution is made will receive written notice that the substitution has been completed.

The terms and conditions of the proposed substitution are subject to change. In particular, the terms and conditions of any SEC exemption order, if and when granted, may require changes in the proposed substitution.

               ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Fund are no longer available for investment or if, in the Company's judgment, further investment in any Underlying Fund should become inappropriate in view of the purposes of the Separate Account or the affected Sub-Account, the Company may redeem the shares of that Underlying Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to the Policy interest in a Sub-Account without notice to you and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Separate Account may, to the extent permitted by law, purchase other securities for other policies or permit a conversion between policies upon request by a Policyowner.

The Company also reserves the right to establish additional Sub-Accounts of the Separate Account, each of which would invest in shares corresponding to a new Underlying Fund or in shares of another investment company. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Policyowners on a basis to be determined by the Company.

Shares of the Funds of the Trust are also issued to separate accounts of the Company and its affiliates which issue variable annuity contracts ("mixed funding"). Shares of the Portfolios of Fidelity VIP and of T. Rowe Price are also issued to other unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life Policyowners or variable annuity Policyowners. Although the Company and the Underlying Funds do not currently foresee any such disadvantages, the Company and the respective Trustees intend to monitor events in order to identify any material conflicts and to determine what action, if any, should be taken. If the Trustees were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the Company will bear the expenses.

If any of these substitutions or changes is made, the Company may, by endorsement, change the Policy to reflect the substitution or change, and will notify Policyowners of all such changes. If the Company deems it to be in the best interest of Policyowners, and subject to any approvals that may be required under applicable law, the Separate Account or any Sub-Account(s) may be operated as a management company under the 1940 Act, may be deregistered under the 1940 Act if registration is no longer required, or may be combined with other Sub-Accounts or other separate accounts of the Company.

                                   THE POLICY

APPLYING FOR THE POLICY

The Policy cannot be issued until the underwriting procedure has been completed. Upon receipt at its Principal Office of a completed application from a prospective Policyowner, the Company will follow certain insurance underwriting procedures designed to determine whether the proposed Insureds are insurable. This process may involve medical examinations, and may require that further information be provided by the proposed Policyowner before a determination of insurability can be made. The Company reserves the right to reject an application which does not meet its underwriting guidelines, but in underwriting insurance, the Company complies with all applicable federal and state prohibitions concerning unfair discrimination.

CONDITIONAL INSURANCE AGREEMENT

It is possible to obtain life insurance protection during the underwriting process through a Conditional Insurance Agreement. If at the time of application you make a payment equal to at least one "Minimum Monthly Factor" for the Policy as applied for, the Company will provide fixed conditional insurance in the amount of insurance applied for, subject to the terms of the Conditional Insurance Agreement. This coverage generally will continue for a maximum of 90 days from the date of the application or the completion of a medical exam, should one be required. In no event will any insurance proceeds be paid under the Conditional Insurance Agreement if death is by suicide.

PREMIUMS HELD IN THE GENERAL ACCOUNT PENDING UNDERWRITING APPROVAL

Pending completion of insurance underwriting and Policy issuance procedures, the initial premium will be held in the Company's General Account. If the application is approved and the Policy is issued and accepted by you, the initial premium held in the General Account will be credited with interest at a specified rate, beginning not later than the date of receipt of the premium at the Company's Principal Office. IF THE POLICY IS NOT ISSUED, THE PREMIUMS WILL BE RETURNED TO YOU WITHOUT INTEREST.

FREE-LOOK PERIOD

The Policy provides for an initial "free-look" period. You may cancel the Policy by mailing or delivering the Policy to the Principal Office or an agent of the Company on or before the latest of:

    - 45 days after the application for the Policy is signed, or

    - 10 days after you receive the Policy (or longer if required by state law), or

    - 10 days after the Company mails or personally delivers a notice of withdrawal rights to you.

When you return the Policy, the Company will mail a refund to you within seven days. The refund of any premium paid by check may be delayed until the check has cleared your bank.

Where required by state law, the refund will equal the premiums paid. In other states, the refund will equal the sum of:

(1) the difference between the premiums, including fees and charges paid, and any amounts allocated to the Separate Account, PLUS

(2) the value of the amounts allocated to the Separate Account, PLUS

(3) any fees or charges imposed on the amounts allocated to the Separate
    Account.

The amount refunded in (1) above includes any premiums allocated to the General Account.

FREE LOOK WITH FACE AMOUNT INCREASES

After an increase in the Face Amount, the Company will mail or personally deliver a notice of a "free look" with respect to the increase. You will have the right to cancel the increase before the latest of:

    - 45 days after the application for the increase is signed, or

    - 10 days after you receive the new specifications pages issued for the increase (or longer if required by state law), or

    - 10 days after the Company mails or delivers a notice of withdrawal rights to you.

Upon cancelling the increase, you will receive a credit to your Policy Value of charges which would not have been deducted but for the increase. The amount to be credited will be refunded if you so request. The Company also will waive any surrender charge calculated for the increase.

CONVERSION PRIVILEGES

Once during the first 24 months after the Date of Issue or after the effective date of an increase in the Face Amount (assuming the Policy is in force), you may convert your Policy without Evidence of Insurability to a flexible premium adjustable life insurance policy with fixed and guaranteed minimum benefits. Assuming that there have been no increases in the initial Face Amount, you can accomplish this within 24 months after the Date of Issue by transferring, without charge, the Policy Value in the Separate Account to the General Account and by simultaneously changing your premium allocation instructions to allocate future premium payments to the General Account. Within 24 months after the effective date of each increase, you can transfer, without charge, all or part of the Policy Value in the Separate Account to the General Account and simultaneously change your premium allocation instructions to allocate all or part of future premium payments to the General Account.

Where required by state law, the Company will, at your request, issue a flexible premium adjustable life insurance policy to you. The new policy will have the same Face Amount, issue Age, Date of Issue, and Premium Classes as the original Policy.

PREMIUM PAYMENTS

Premium payments are payable to the Company, and may be mailed to the Principal Office or paid through one of the Company's authorized agents. All premium payments after the initial premium payment are credited to the Separate Account or the General Account as of date of receipt at the Principal Office.

PREMIUM FLEXIBILITY

Unlike conventional insurance policies, the Policy does not obligate you to pay premiums in accordance with a rigid and inflexible premium schedule. You may establish a schedule of planned premiums which will be billed by the Company at regular intervals. Failure to pay planned premiums, however, will not, itself, cause the Policy to lapse.

You also may make unscheduled premium payments at any time prior to the Final Premium Payment Date or skip planned premium payments, subject to the maximum and minimum premium limitations described below.

You also may elect to pay premiums by means of a monthly automatic payment procedure. Under this procedure, amounts will be deducted from your checking account each month, generally on the Monthly Payment Date, and applied as a premium under the Policy. The minimum payment permitted under a monthly automatic payment procedure is $50.

Premiums are not limited as to frequency and number. No premium payment, however, may be less than $100 without the Company's consent. Moreover, premium payments must be sufficient to provide a positive Surrender Value at the end of each Policy month, or the Policy may lapse. See POLICY TERMINATION AND REINSTATEMENT.

MINIMUM MONTHLY FACTOR

The Minimum Monthly Factor is a monthly premium amount calculated by the Company and specified in the Policy. If, in the first 48 Policy months following Date of Issue or the effective date of an increase in the Face Amount or of a Policy Change which causes a change in the Minimum Monthly Factor:

    - You make premium payments (less debt, partial withdrawals and partial withdrawal charges) at least equal to the sum of the Minimum Monthly Factors for the number of months the Policy, increase in Face Amount or Policy Change has been in force, and

    - Debt does not exceed Policy Value less surrender charges, then

    - the Policy is guaranteed not to lapse during that period.

EXCEPT FOR THE 48 POLICY MONTH PERIODS, MAKING MONTHLY PAYMENTS AT LEAST EQUAL TO THE MINIMUM MONTHLY FACTOR DOES NOT GUARANTEE THAT THE POLICY WILL REMAIN IN FORCE.

In no event may the total of all premiums paid exceed the current maximum premium limitations set forth in the Policy which are required by federal tax laws. These maximum premium limitations will change whenever there is any change in the Face Amount, the addition or deletion of a rider, or a change in the Sum Insured Option. If a premium is paid which would result in total premiums exceeding the current maximum premium limitations, the Company will accept only that portion of the premiums which shall make total premiums equal the maximum. Any part of the premiums in excess of that amount will be returned, and no further premiums will be accepted until allowed by the current maximum premium limitation prescribed by Internal Revenue Service ("IRS") rules. Notwithstanding the current maximum premium limitations, however, the Company will accept a premium which is needed in order to prevent a lapse of the Policy during a Policy year. See POLICY TERMINATION AND REINSTATEMENT.

INCENTIVE FUNDING DISCOUNT

The Company will lower the cost of insurance charges by 5% during any Policy year for which you qualify for an incentive funding discount. To qualify, total premiums paid under the Policy, less any Debt, withdrawals and withdrawal charges, and transfers from other policies issued by the Company, must exceed 90% of the guideline level premiums (as defined in Section 7702 of the Code) accumulated from the Date of Issue to the date of qualification. The incentive funding discount may not be available in all states.

The amount needed to qualify for the incentive funding discount is determined on the Date of Issue for the first Policy year and on each Policy anniversary for each subsequent Policy year. If, however, the Company receives the proceeds from a Policy issued by an unaffiliated company to be exchanged for the Policy, the qualification for the incentive funding discount for the first Policy year will be determined on the date the proceeds are received by the Company, and only insurance charges becoming due after the date such proceeds are received will be eligible for the incentive funding discount.

GUARANTEED DEATH BENEFIT RIDER (MAY NOT BE AVAILABLE IN ALL STATES)

An optional Guaranteed Death Benefit Rider is available only at issue of the Policy. If this Rider is in effect, the Company:

    - guarantees that the Policy will not lapse, regardless of the investment performance of the Separate Account, and

    - provides a guaranteed death benefit.

In order to maintain the Guaranteed Death Benefit Rider, certain minimum premium payment tests must be met on each Policy anniversary and within 48 months following the Date of Issue and/or the date of any increase in the Face Amount, as described below. In addition, a one-time administrative charge of $25 will be deducted from the Policy Value when the Rider is elected. Certain transactions, including Policy loans, partial withdrawals, and changes in Sum Insured Options, can result in the termination of the Rider. If this Rider is terminated, it cannot be reinstated.

GUARANTEED DEATH BENEFIT TESTS

While the Guaranteed Death Benefit Rider is in effect, the Policy will not lapse if the following two tests are met:

(1) Within 48 months following the Date of Issue of the Policy or of any increase in the Face Amount, the sum of the premiums paid, less any Debt, partial withdrawals and withdrawal charges, must be greater than the Minimum Monthly Factors (if any) multiplied by the number of months which have elapsed since the Date of Issue or the effective date of increase; and

(2) On each Policy anniversary, (a) must exceed (b) where, since the Date of
    Issue:

    (a) is the sum of your premiums, less any withdrawals, partial withdrawal charges and Debt which is classified as a preferred loan; and

    (b) is the sum of the minimum Guaranteed Death Benefit premiums, as shown on the specifications page of the Policy.

GUARANTEED DEATH BENEFIT

If the Guaranteed Death Benefit Rider is in effect on the Final Premium Payment Date, guaranteed Death Proceeds will be provided as long as the Rider is in force. The Death Proceeds will be the greater of:

    - the Face Amount as of the Final Premium Payment Date; or

    - the Policy Value as of the date due proof of death is received by the Company.

TERMINATION OF THE GUARANTEED DEATH BENEFIT RIDER

The Guaranteed Death Benefit Rider will end and may not be reinstated on the first to occur of the following:

    - foreclosure of a Policy loan, or

    - the date on which the sum of your payments does not meet or exceed the applicable Guaranteed Death Benefit test (above), or

    - any Policy change that results in a negative guideline level premium, or

    - the effective date of a change from Sum Insured Option 2 to Sum Insured Option 1, if such change occurs within five Policy years of the Final Premium Payment Date, or

    - a request for a partial withdrawal or preferred loan is made after the Final Premium Payment Date.

It is possible that the Policy Value will not be sufficient to keep the Policy in force on the first Monthly Payment Date following the date the Rider terminates. The net amount payable to keep the Policy in force will never exceed the surrender charge plus three Monthly Deductions.

PAID-UP INSURANCE OPTION

Upon Written Request, a Policyowner may exercise a Paid-Up Insurance option. Paid-up life insurance is fixed insurance, usually having a reduced Face Amount, for the lifetime of the Insured with no further premiums due. If the Policyowner elects this option, certain Policyowner rights and benefits may be limited.

The paid-up fixed insurance will be in the amount, up to the Face Amount of the Policy, that the Surrender Value of the Policy can purchase for a net single premium at the Insureds' Ages and Premium Class on the date this option is elected. The Company will transfer any Policy Value in the Separate Account to the General Account on the date it receives the Written Request to elect the option. If the Surrender Value exceeds the net single premium necessary for the fixed insurance, the Company will pay the excess to the Policyowner. The net single premium is based on the Commissioners 1980 Standard Ordinary Mortality Table D, Smoker or Non-Smoker with increases in the tables for non-standard risks. Interest will not be less than 4.5%.

IF THE PAID-UP INSURANCE OPTION IS ELECTED, THE FOLLOWING

POLICYOWNER RIGHTS AND BENEFITS WILL BE AFFECTED:

    - As described above, the Paid-Up Insurance benefit is computed differently from the net death benefit, and the death benefit options will not apply.

    - The Company will transfer the Policy Value in the Separate Account to the General Account on the date it receives the Written Request to elect the option. The Company will not allow transfers of Policy Value from the General Account back to the Separate Account.

    - The Policyowner may not make further premium payments.

    - The Policyowner may not increase or decrease the Face Amount or make partial withdrawals.

    - Riders will continue only with the Company's consent.

After electing paid-up fixed insurance, the Policyowner may surrender the Policy for its net cash value. The cash value is equal to the net single premium for Paid-Up Insurance at the Insureds' attained Ages. The net cash value is the cash value less any outstanding loans.

ALLOCATION OF NET PREMIUMS

The Net Premium equals the premium paid less the tax expense charge and the premium expense charge. In the application for the Policy, you may indicate the initial allocation of Net Premiums among the General Account and the Sub-Accounts of the Separate Account. You may allocate premiums to one or more Sub-Accounts, but may not have Policy Value in more than 20 Sub-Accounts at any one time. The minimum amount which may be allocated to a Sub-Account is 1% of Net Premium paid. Allocation percentages must be in whole numbers (for example, 33 1/3% may not be chosen) and must total 100%.

FUTURE CHANGES ALLOWED

You may change the allocation of future Net Premiums at any time pursuant to written or telephone request. An allocation change will be effective as of the date of receipt of the notice at the Principal Office. Currently, no charge is imposed for changing premium allocation instructions. The Company reserves the right to impose such a charge in the future, but guarantees that the charge will not exceed $25.

If allocation changes by telephone are elected by the Policyowner, a properly completed authorization form must be on file before telephone requests will be honored. The policy of the Company and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among other things, requiring some form of personal identification prior to acting upon instructions received by telephone. All transfer instructions by telephone are tape recorded.

INVESTMENT RISK

The Policy Value in the Sub-Accounts will vary with their investment experience; you bear this investment risk. The investment performance may affect the Death Proceeds as well. Policyowners periodically should review their allocations of premiums and Policy Value in light of market conditions and overall financial planning requirements.

TRANSFER PRIVILEGE

Subject to the Company's then current rules, you may at any time transfer the Policy Value among the Sub-Accounts or between a Sub-Account and the General Account. The Policy Value held in the General Account to secure a Policy loan, however, may not be transferred.

All requests for transfers must be made to the Principal Office. The amount transferred will be based on the Policy Value in the Account(s) next computed after receipt of the transfer order. The Company will make transfers pursuant to written or telephone request. As discussed in THE POLICY - "Allocation of Net Premiums," a properly completed authorization form must be on file at the Principal Office before telephone requests will be honored.

Currently, transfers to and from the General Account are permitted only if:

    - there has been at least a 90-day period since the last transfer from the General Account, and

    - the amount transferred from the General Account in each transfer does not exceed the lesser of $100,000, or 25%, of the Accumulated Value under the Policy.

These rules are subject to change by the Company.

DOLLAR-COST AVERAGING OPTION AND AUTOMATIC REBALANCING OPTION

You may have automatic transfers of at least $100 a month made on a periodic basis:

    - from the Sub-Account which invests in the Money Market Fund of the Trust to one or more of the other Sub-Accounts ("Dollar-Cost Averaging Option"), or

    - to reallocate Policy Value among the Sub-Accounts ("Automatic Rebalancing Option").

Automatic transfers may be made on a monthly, bi-monthly, quarterly, semi-annual or annual schedule. Generally, all transfers will be processed on the 15th of each scheduled month. If the 15th is not a business day, however, or is the Monthly Payment Date, the automatic transfer will be processed on the next business day. The Dollar-Cost Averaging Option and the Automatic Rebalancing Option may not be in effect at the same time.

TRANSFER PRIVILEGE SUBJECT TO POSSIBLE LIMITS

The transfer privilege is subject to the Company's consent. The Company reserves the right to impose limitations on transfers including, but not limited to:

    - the minimum amount that may be transferred,

    - the minimum amount that may remain in a Sub-Account following a transfer from that Sub-Account,

    - the minimum period of time between transfers involving the General Account, and

    - the maximum amount that may be transferred each time from the General Account.

Currently, the first 12 transfers in a Policy year will be free of any charge. Thereafter, a $10 transfer charge will be deducted from the amount transferred for each transfer in that Policy year. The Company may increase or decrease this charge, but it is guaranteed never to exceed $25. The first automatic transfer counts as one transfer towards the 12 free transfers allowed in each Policy year; each subsequent automatic transfer is without charge and does not reduce the remaining number of transfers which may be made free of charge. Any transfers made with respect to a conversion privilege, Policy loan or material change in investment policy will not count towards the 12 free transfers.

SPECIAL TRANSFER PRIVILEGE UNDER PROPOSED SUBSTITUTION

The Company has requested the necessary regulatory approvals to substitute shares of the Select Investment Grade Income Fund of the Allmerica Investment Trust for shares of the currently offered Select Income Fund. Subject to receiving the necessary approvals, this substitution will take place on or about July 1, 2000. Policy Owners who have amounts invested in the Sub-Account investing in the Select Income Fund have certain specials transfer rights before and after the proposed substitution is completed. For more information, see SUBSTITUTION OF SHARES OF THE SELECT INCOME FUND.

DEATH PROCEEDS

The Policy provides two death benefit options: The Option 1 and the Option 2 (for more information, see SUM INSURED OPTIONS). The Policy provides for the payment of the Death Proceeds under the applicable death benefit option to the named Beneficiary on the death of the last surviving Insured. There are no Death Proceeds payable on the death of the first Insured to die. Within 90 days of the death of the first Insured to die, or as soon thereafter as is reasonably possible, due proof of such death must be received at the Principal Office. As long as the Policy remains in force (see POLICY TERMINATION AND REINSTATEMENT), the Company will pay the Death Proceeds of the Policy to the named Beneficiary upon due proof of the death of the last surviving Insured.

Normally, the Company will pay the Death Proceeds within seven days of receiving due proof of the death of the last surviving Insured, but the Company may delay payments under certain circumstances. See OTHER POLICY PROVISIONS -- "Postponement of Payments." The Death Proceeds may be received by the Beneficiary in cash or under one or more of the payment options set forth in the Policy. See APPENDIX B -- PAYMENT OPTIONS.

Prior to the Final Premium Payment Date, the Death Proceeds are:

    - the Sum Insured provided under Option 1 or Option 2, whichever is elected and in effect on the date of death of the last surviving Insured; plus

    - any additional insurance on the Insureds' lives that is provided by rider; minus

    - any outstanding Debt, any partial withdrawals and partial withdrawal charges, and any Monthly Deductions due and unpaid through the Policy month in which the last surviving Insured dies.

After the Final Premium Payment Date, the Death Proceeds equal the Surrender Value. Where permitted by state law, the amount of Death Proceeds payable will be determined as of the date the Company receives due proof of death of the last surviving Insured for Option 2 and date of death of the last surviving Insured for Option 1.

SUM INSURED OPTIONS

The Policy provides two Sum Insured Options: Option 1 and Option 2, as described below. You designate the desired Sum Insured Option in the application. You may change the option once per Policy year by Written Request. There is no charge for a change in option.

Under Option 1, the Sum Insured is equal to the greater of the Face Amount of insurance or the Guideline Minimum Sum Insured. Under Option 2, the Sum Insured is equal to the greater of the Face Amount of insurance plus the Policy Value or the Guideline Minimum Sum Insured.

GUIDELINE MINIMUM SUM INSURED

The Guideline Minimum Sum Insured is equal to a percentage of the Policy Value as set forth in the Table below. The Guideline Minimum Sum Insured is determined in accordance with Code regulations to ensure that the Policy qualifies as a life insurance contract and that the insurance proceeds will be excluded from the gross income of the Beneficiary.

                    GUIDELINE MINIMUM SUM INSURED -- TABLE 1
          (AGE OF YOUNGER INSURED ON DEATH OF LAST SURVIVING INSURED)

Age                             Percentage         Age                             Percentage
---                             ----------         ---                             ----------
Under 60......................     300%            77............................     186%
60............................     300%            78............................     180%
61............................     293%            79............................     173%
80............................     167%            81............................     163%
62............................     286%            82............................     159%
63............................     279%            83............................     155%
64............................     272%            84............................     151%
65............................     265%            85............................     147%
66............................     258%            86............................     143%
67............................     251%            87............................     139%
68............................     244%            88............................     135%
69............................     237%            89............................     130%
70............................     230%            90............................     125%
71............................     223%            91............................     120%
72............................     217%            92............................     115%
73............................     211%            93............................     110%
74............................     205%            94............................     105%
75............................     198%            95............................     100%
76............................     192%            over 95.......................     100%

For all Policies issued in Pennsylvania and for certain other Policies* described below, GUIDELINE MINIMUM SUM INSURED -- TABLE 2 applies, as follows:

                    GUIDELINE MINIMUM SUM INSURED -- TABLE 2
          (AGE OF YOUNGER INSURED ON DEATH OF LAST SURVIVING INSURED)

Age                             Percentage         Age                             Percentage
---                             ----------         ---                             ----------
thru 40.......................     250%            60............................     130%
41............................     243%            61............................     128%
42............................     236%            62............................     126%
43............................     229%            63............................     124%
44............................     222%            64............................     122%
45............................     215%            65............................     120%
46............................     209%            66............................     119%
47............................     203%            67............................     118%
48............................     197%            68............................     117%
49............................     191%            69............................     116%
50............................     185%            70............................     115%
51............................     178%            71............................     113%
52............................     171%            72............................     111%
53............................     164%            73............................     109%
54............................     157%            74............................     107%
55............................     150%            75 thru 90....................     105%
56............................     146%            91............................     104%
57............................     142%            92............................     103%
58............................     138%            93............................     102%
59............................     134%            94............................     101%
                                                   95............................     100%

* For a period of 90 days after a state insurance department has approved the use OF GUIDELINE MINIMUM SUM INSURED -- TABLE 2, the Company will permit Policyowners in that state to endorse the Policy to elect GUIDELINE MINIMUM SUM INSURED -- TABLE 2. After a state insurance department has approved its use, all new Policies issued in that state will utilize GUIDELINE MINIMUM SUM INSURED -- TABLE 2.

Under both Option 1 and Option 2 the Sum Insured provides insurance protection. Under Option 1, the Sum Insured remains level unless the applicable percentage of Policy Value under Guideline Minimum Sum Insured exceeds the Face Amount, in which case the Sum Insured will vary as the Policy Value varies. Under
Option 2, the Sum Insured varies as the Policy Value changes.

For any Face Amount, the amount of the Sum Insured and the Death Proceeds will be greater under Option 2 than under Option 1, since the Policy Value is added to the specified Face Amount and included in the Death Proceeds only under Option 2. The cost of insurance included in the Monthly Deduction will be greater, however, and thus the rate at which Policy Value will accumulate will be slower under Option 2 than under Option 1 (assuming the same specified Face Amount and the same actual premiums paid). See CHARGES AND DEDUCTIONS -- "Monthly Deduction from Policy Value."

If the Policyowner desires to have premium payments and investment performance reflected in the amount of the Sum Insured, the Policyowner should choose
Option 2. If the Policyowner desires premium payments and investment performance reflected to the maximum extent in the Policy Value, Option 1 should be selected.

ILLUSTRATIONS

For purposes of this illustration, assume that the younger Insured is under the Age of 40, that there is no outstanding Debt, and that GUIDELINE MINIMUM SUM INSURED -- TABLE 1 applies.

ILLUSTRATION OF OPTION 1

Under Option 1, a Policy with a $300,000 Face Amount generally will have a Sum Insured equal to $300,000. However, because the Sum Insured must be equal to or greater than 300% of the Policy Value, if at any time the Policy Value exceeds $100,000, the Sum Insured will exceed the $300,000 Face Amount. In this example, each additional dollar of Policy Value above $100,000 will increase the Sum Insured by $3.00. For example, a Policy with a Policy Value of $125,000 will have a Guideline Minimum Sum Insured of $375,000 ($125,000 X 3.00); Policy Value of $150,000 will produce a Guideline Minimum Sum Insured of $450,000 ($150,000 X 3.00); and Policy Value of $200,000 will produce a Guideline Minimum Sum Insured of $600,000 ($200,000 X 3.00).

Similarly, so long as the Policy Value exceeds $100,000, each dollar taken out of the Policy Value will reduce the Sum Insured by $3.00. If, for example, the Policy Value is reduced from $125,000 to $100,000 because of partial withdrawals, charges or negative investment performance, the Sum Insured will be reduced from $375,000 to $300,000. If at any time, however, the Policy Value multiplied by the applicable percentage is less than the Face Amount, the Sum Insured will equal the Face Amount of the Policy.

The applicable percentage becomes lower as the younger Insured's Age increases. If the younger Insured's Age in the above example were, for example, 70 (rather than between 0 and 40), the applicable percentage would be 230%. The Sum Insured would not exceed the $300,000 Face Amount unless the Policy Value exceeded $130,436 (rather than $100,000), and each dollar then added to or taken from the Policy Value would change the Sum Insured by $2.30.

ILLUSTRATION OF OPTION 2

For purposes of this illustration, assume that the younger Insured is under the Age of 40, that there is no outstanding Debt, and that GUIDELINE MINIMUM INSURED -- TABLE 1 applies.

Under Option 2, a Policy with a Face Amount of $300,000 will generally produce a Sum Insured of $300,000 plus Policy Value. For example, a Policy with a Policy Value of $50,000 will produce a Sum Insured of $350,000 ($300,000 + $50,000); a
Policy Value of $80,000 will produce a Sum Insured of $380,000 ($300,000 + $80,000); a Policy Value of $100,000 will produce a Sum Insured of $400,000 ($300,000 + $100,000). However, the Sum Insured must be at least 300% of the Policy Value. Therefore, if the Policy Value is greater than $150,000, 300% of that amount will be the Sum Insured, which will be greater than the Face Amount plus Policy Value. In this example, each additional dollar of Policy Value above $150,000 will increase the Sum Insured by $3.00. For example, if the Policy Value is $200,000, the Guideline Minimum Sum Insured will be $600,000 ($200,000 X 3.00); a Policy Value of $250,000 will produce a Guideline Minimum Sum Insured of $750,000 ($250,000 X 3.00); and a Policy Value of $300,000 will produce a Guideline Minimum Sum Insured of $900,000 ($300,000 X 3.00).

Similarly, if the Policy Value exceeds $150,000, each dollar taken out of the Policy Value will reduce the Sum Insured by $3.00. If, for example, the Policy Value is reduced from $200,000 to $150,000 because of partial withdrawals, charges or negative investment performance, the Sum Insured will be reduced from $600,000 to $450,000. If at any time, however, the Policy Value multiplied by the applicable percentage is less than the Face Amount plus the Policy Value, then the Sum Insured will be the current Face Amount plus the Policy Value.

The applicable percentage becomes lower as the younger Insured's Age increases. If the Insured's Age in the above example were 70, the applicable percentage would be 230%, so that the Sum Insured must be at least 2.30 times the Policy Value. The amount of the Sum Insured would be the sum of the Policy Value plus

$300,000 unless the Policy Value exceeded $230,769 (rather than $150,000). Each dollar added to or subtracted from the Policy would change the Sum Insured by $2.30.

The Sum Insured under Option 2 will always be the greater of the Face Amount plus the Policy Value or the Policy Value multiplied by the applicable percentage.

CHANGE IN SUM INSURED OPTION

Generally, the Sum Insured Option in effect may be changed once each Policy year by sending a Written Request for change to the Principal Office. Changing Sum Insured Options will not require Evidence of Insurability. The effective date of any such change will be the Monthly Payment Date on or following the date of receipt of the request. No charges will be imposed on changes in Sum Insured Options.

CHANGE FROM OPTION 1 TO OPTION 2

If the Sum Insured Option is changed from Option 1 to Option 2, the Face Amount will be decreased to equal the Sum Insured less the Policy Value on the effective date of the change. This change may not be made if it would result in a Face Amount less than $100,000. A change from Option 1 to Option 2 will not alter the amount of the Sum Insured at the time of the change, but will affect the determination of the Sum Insured from that point on. Because the Policy Value will be added to the new specified Face Amount, the Sum Insured will vary with the Policy Value. Thus, under Option 2, the Insurance Amount at Risk will always equal the Face Amount unless the Guideline Minimum Sum Insured is in effect. The cost of insurance may also be higher or lower than it otherwise would have been without the change in Sum Insured Option. See CHARGES AND DEDUCTIONS -- "Monthly Deduction from Policy Value."

CHANGE FROM OPTION 2 TO OPTION 1

If the Sum Insured Option is changed from Option 2 to Option 1, the Face Amount will be increased to equal the Sum Insured which would have been payable under Option 2 on the effective date of the change (i.e., the Face Amount immediately prior to the change plus the Policy Value on the date of the change). The amount of the Sum Insured will not be altered at the time of the change. The change in option, however, will affect the determination of the Sum Insured from that point on, since the Policy Value no longer will be added to the Face Amount in determining the Sum Insured; the Sum Insured will equal the new Face Amount (or, if higher, the Guideline Minimum Sum Insured). The cost of insurance may be higher or lower than it otherwise would have been since any increases or decreases in Policy Value will, respectively, reduce or increase the Insurance Amount at Risk under Option 1. Assuming a positive net investment return with respect to any amounts in the Separate Account, changing the Sum Insured Option from Option 2 to Option 1 will reduce the Insurance Amount at Risk and therefore the cost of insurance charge for all subsequent Monthly Deductions, compared to what such charge would have been if no such change were made.

A change in the Sum Insured Option may result in total premiums paid exceeding the then current maximum premium limitation determined by IRS rules. In such event, the Company will pay the excess to you. See THE POLICY -- "Premium Payments."

CHANGE IN FACE AMOUNT

Subject to certain limitations, you may increase or decrease the specified Face Amount at any time by submitting a Written Request to the Company. Any increase or decrease in the specified Face Amount requested by you will become effective on the Monthly Payment Date on or next following the date of receipt of the request at the Principal Office or, if Evidence of Insurability is required, the date of approval of the request.

INCREASES IN FACE AMOUNT

Along with the Written Request for an increase, you must submit satisfactory Evidence of Insurability. The consent of the Insureds is also required whenever the Face Amount is increased. A request for an increase in the Face Amount may not be for less than $100,000. You may not increase the Face Amount after the younger Insured reaches Age 80 or the older Insured reaches
Age 85. An increase must be accompanied by an additional premium if the Surrender Value is less than $50, plus an amount equal to the sum of two Minimum Monthly Factors.

On the effective date of each increase in the Face Amount, a transaction charge of $40 will be deducted from the Policy Value for administrative costs. The effective date of the increase will be the first Monthly Payment Date on or following the date all of the conditions for the increase are met.

An increase in the Face Amount will generally affect the Insurance Amount at Risk, and may affect the portion of the Insurance Amount at Risk included in various Premium Classes (if more than one Premium Class applies), both of which may affect the monthly cost of insurance charges. A surrender charge will also be calculated for the increase. See CHARGES AND DEDUCTIONS -- "Monthly Deduction from Policy Value" and "Surrender Charge."

After increasing the Face Amount, you will have the right (a) during a Free-Look Period, to have the increase cancelled, and the charges which would not have been deducted but for the increase will be credited to the Policy, and
(b) during the first 24 months following the increase, to transfer any or all Policy Value to the General Account free of charge. See THE POLICY -- "Free-Look Period" and "Conversion Privileges." A refund of charges which would not have been deducted but for the increase will be made at your request.

DECREASES IN FACE AMOUNT

The minimum amount for a decrease in the Face Amount is $100,000. The Face Amount in force after any decrease may not be less than $100,000. If, following a decrease in the Face Amount, the Policy would not comply with the maximum premium limitation applicable under the IRS rules, the decrease may be limited or Policy Value may be returned to you (at your election) to the extent necessary to meet the requirements. A return of Policy Value may result in a tax liability to you.

A decrease in the Face Amount will affect the total Insurance Amount at Risk and the portion of the Insurance Amount at Risk covered by various Premium Classes, both of which may affect a Policyowner's monthly cost of insurance charges. See CHARGES AND DEDUCTIONS -- "Monthly Deduction from Policy Value." For purposes of determining the cost of insurance charge, any decrease in the Face Amount will reduce the Face Amount in the following order:

    - the Face Amount provided by the most recent increase;

    - the next most recent increases successively; and

    - the initial Face Amount.

This order also will be used to determine whether a surrender charge will be deducted and in what amount. If you request a decrease in the Face Amount, the amount of any surrender charge deducted will reduce the current Policy Value. You may specify one Sub-Account from which the surrender charge will be deducted. If no specification is provided, the Company will make a Pro-Rata Allocation. The current surrender charge will be reduced by the amount deducted. See CHARGES AND DEDUCTIONS -- "Surrender Charge."

POLICY VALUE AND SURRENDER VALUE

The Policy Value is the total amount available for investment, and is equal to the sum of:

    - your accumulation in the General Account, PLUS

    - the value of the Accumulation Units in the Sub-Accounts.

The Policy Value is used in determining the Surrender Value (the Policy Value less any Debt and applicable surrender charges). There is no guaranteed minimum Policy Value. Because the Policy Value on any date depends upon a number of variables, it cannot be predetermined.

The Policy Value and the Surrender Value will reflect frequency and amount of Net Premiums paid, interest credited to accumulations in the General Account, the investment performance of the chosen Sub-Accounts, any partial withdrawals, any loans, any loan repayments, any loan interest paid or credited, and any charges assessed in connection with the Policy.

CALCULATION OF POLICY VALUE

The Policy Value is determined first on the Date of Issue and thereafter on each Valuation Date. On the Date of Issue, the Policy Value will be the Net Premiums received, plus any interest earned during the underwriting period when premiums are held in the General Account (before being transferred to the Separate Account; see THE POLICY -- "Applying for a Policy") less any Monthly Deductions due. On each Valuation Date after the Date of Issue the Policy Value will be:

    - the aggregate of the values in each of the Sub-Accounts on the Valuation Date, determined for each Sub-Account by multiplying the value of an Accumulation Unit in that Sub-Account on that date by the number of such Accumulation Units allocated to the Policy; plus

    - the value in the General Account (including any amounts transferred to the General Account with respect to a loan).

Thus, the Policy Value is determined by multiplying the number of Accumulation Units in each Sub-Account by the value of the applicable Accumulation Units on the particular Valuation Date, adding the products, and adding the amount of the accumulations in the General Account, if any.

THE ACCUMULATION UNIT

Each Net Premium is allocated to the Sub-Account(s) selected by you. Allocations to the Sub-Accounts are credited to the Policy in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account.

The number of Accumulation Units of each Sub-Account credited to the Policy is equal to the portion of the Net Premium allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date the payment is received at the Principal Office. The number of Accumulation Units will remain fixed unless changed by a subsequent split of Accumulation Unit value, transfer, partial withdrawal or Policy surrender. In addition, if the Company is deducting the Monthly Deduction or other charges from a Sub-Account, each such deduction will result in cancellation of a number of Accumulation Units equal in value to the amount deducted.

The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account. That experience, in turn, will reflect the investment performance, expenses and charges of the respective Underlying Fund. The value of an Accumulation Unit was set at $1.00 on the first Valuation Date for each Sub-Account. The dollar value of an Accumulation Unit on a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.

NET INVESTMENT FACTOR

The net investment factor measures the investment performance of a Sub-Account of the Separate Account during the Valuation Period just ended. The net investment factor for each Sub-Account is equal to 1.0000 plus the number arrived at by dividing (a) by (b) and subtracting (c) and (d) from the result, where:

(a) is the investment income of that Sub-Account for the Valuation Period, plus capital gains, realized or unrealized, credited during the Valuation Period; minus capital losses, realized or unrealized, charged during the Valuation Period; adjusted for provisions made for taxes, if any;

(b) is the value of that Sub-Account's assets at the beginning of the Valuation Period;

(c) is a charge for each day in the Valuation Period equal on an annual basis to 0.90% of the daily net asset value of that Sub-Account for mortality and expense risks. This charge may be increased or decreased by the Company, but may not exceed 0.90%; and

(d) is the Separate Account administrative charge for each day in the Valuation Period equal on an annual basis to 0.25% of the daily net asset value of that Sub-Account. This charge is applicable only during the first 15 Policy years.

The net investment factor may be greater or less than one. Therefore, the value of an Accumulation Unit may increase or decrease. You bear the investment risk.

Allocations to the General Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See MORE INFORMATION ABOUT THE GENERAL ACCOUNT.

DEATH PROCEEDS PAYMENT OPTIONS

During the Insureds' lifetimes, you may arrange for the Death Proceeds to be paid in a single sum or under one or more of the available payment options. The payment options currently available are described in APPENDIX B - PAYMENT OPTIONS. These choices are also available at the Final Premium Payment Date and if the Policy is surrendered. The Company may make more payment options available in the future. If no election is made, the Company will pay the Death Proceeds in a single sum. When the Death Proceeds are payable in a single sum, the Beneficiary may, within one year of the death of the last surviving Insured, select one or more of the payment options if no payments have yet been made.

OPTIONAL INSURANCE BENEFITS

Subject to certain requirements, one or more of the optional insurance benefits described in APPENDIX A -- OPTIONAL BENEFITS may be added to a Policy by rider. The cost of any optional insurance benefits will be deducted as part of the Monthly Deduction. See CHARGES AND DEDUCTIONS -- "Monthly Deduction from Policy Value."

POLICY SURRENDER

You may at any time surrender the Policy and receive its Surrender Value. The Surrender Value is the Policy Value less any Debt and applicable surrender charges. The Surrender Value will be calculated as of the Valuation Date on which a Written Request for surrender and the Policy are received at the Principal Office. A surrender charge will be deducted when a Policy is surrendered if less than 15 full Policy years have elapsed from the Date of Issue of the Policy or from the effective date of any increase in the Face Amount. See CHARGES AND DEDUCTIONS -- "Surrender Charge."

The proceeds on surrender may be paid in a lump sum or under one of the payment options described in APPENDIX B -- PAYMENT OPTIONS. Normally, the Company will pay the Surrender Value within seven days following the Company's receipt of the surrender request, but the Company may delay payment under the circumstances described in OTHER POLICY PROVISIONS -- "Postponement of Payments."

For important tax consequences which may result from surrender, see FEDERAL TAX CONSIDERATIONS.

PARTIAL WITHDRAWALS

Any time after the first Policy year, you may withdraw a portion of the Surrender Value of the Policy, subject to the limits stated below, upon Written Request filed at the Principal Office. The Written Request must indicate the dollar amount you wish to receive and the Accounts from which such amount is to be withdrawn. You may allocate the amount withdrawn among the Sub-Accounts and the General Account. If you do not provide allocation instructions, the Company will make a Pro-Rata Allocation. Each partial withdrawal must be in a minimum amount of $500. Under Option 1, the Face Amount is reduced by the amount of the partial withdrawal, and a partial withdrawal will not be allowed if it would reduce the Face Amount below $100,000.

A partial withdrawal from a Sub-Account will result in the cancellation of the number of Accumulation Units equivalent in value to the amount withdrawn. The amount withdrawn equals the amount requested by you plus the transaction charge and any applicable partial withdrawal charge as described under CHARGES AND DEDUCTIONS -- "Charges on Partial Withdrawals." Normally, the Company will pay the amount of the partial withdrawal within seven days following the Company's receipt of the partial withdrawal request, but the Company may delay payment under certain circumstances as described in OTHER POLICY PROVISIONS -- "Postponement of Payments." For important tax consequences which may result from partial withdrawals, see FEDERAL TAX CONSIDERATIONS.

                             CHARGES AND DEDUCTIONS

Charges will be deducted in connection with the Policy to compensate the Company for providing the insurance benefits set forth in the Policy and any additional benefits added by rider, administering the Policy, incurring distribution expenses, and assuming certain risks in connection with the Policies.

Certain of the charges and deductions described below may be reduced for Policies issued to employees of the Company and its affiliates located at the Company's home office (or at off-site locations if such employees are on the Company's home office payroll), employees and registered representatives of any broker-dealer that has entered into a sales agreement with the Company or Allmerica Investments, Inc. to sell the Policies, and any spouses or children of the above persons. The cost of insurance charges may be reduced, and no surrender charges, partial withdrawal charges or front-end sales loads will be imposed (and no commissions will be paid), where the Policyowner as of the date of application is within these categories.

TAX EXPENSE CHARGE

A charge will be deducted from each premium payment for the actual state and local premium taxes paid by the Company and a charge of 1% of premiums to compensate the Company for federal taxes imposed for deferred acquisition costs ("DAC") taxes. The premium tax deduction will change if there is a change in tax rates or if the applicable jurisdiction changes (the Company should be notified of any change in address as soon as possible). The Company reserves the right to increase or decrease the 1% DAC tax deduction to reflect changes in the Company's expenses for DAC taxes.

PREMIUM EXPENSE CHARGE

A charge of 1% of premiums will be deducted from each premium payment to partially compensate the Company for the cost of selling the Policies. The premium expense charge is a factor the Company must use when calculating the maximum sales load it can charge under SEC rules during the first two Policy years.

MONTHLY DEDUCTION FROM POLICY VALUE

Prior to the Final Premium Payment Date, a Monthly Deduction from Policy Value will be made to cover a charge for the cost of insurance, a charge for any optional insurance benefits added by rider, and a monthly administrative charge. The cost of insurance charge and the monthly administrative charges are discussed below. The Monthly Deduction on or following the effective date of a requested increase in the Face Amount will also include a $40 administrative charge for the increase. See THE POLICY -- "Change in Face Amount."

Prior to the Final Premium Payment Date, the Monthly Deduction will be deducted as of each Monthly Payment Date commencing with the Date of Issue of the Policy. It will be allocated to one Sub-Account according to your instruction or, if no allocation is specified, the Company will make a Pro-Rata Allocation. If the Sub-Account you specify does not have sufficient funds to cover the Monthly Deduction, the Company will deduct the charge for that month as if no specification were made. If on subsequent Monthly Payment Dates there is sufficient Policy Value in the Sub-Account you specified, however, the Monthly Deduction will be deducted from that Sub-Account. No Monthly Deductions will be made on or after the Final Premium Payment Date.

COST OF INSURANCE

This charge is designed to compensate the Company for the anticipated cost of providing Death Proceeds to Beneficiaries of those last surviving Insureds who die prior to the Final Premium Payment Date. The cost of insurance is determined on a monthly basis, and is determined separately for the initial Face Amount and for each subsequent increase in the Face Amount. Because the cost of insurance depends upon a number of variables, it can vary from month to month.

CALCULATION OF THE CHARGE

If you select Sum Insured Option 2, the monthly cost of insurance charge for the initial Face Amount will equal the applicable cost of insurance rate multiplied by the initial Face Amount. If you select Sum Insured Option 1, however, the applicable cost of insurance rate will be multiplied by the initial Face Amount less the Policy Value (minus charges for rider benefits) at the beginning of the Policy month. Thus, the cost of insurance charge may be greater for Policyowners who have selected Sum Insured Option 2 than for those who have selected Sum Insured Option 1, assuming the same Face Amount in each case and assuming that the Guideline Minimum Sum Insured is not in effect. In other words, since the Sum Insured under Option 1 remains constant while the Sum Insured under Option 2 varies with the Policy Value, any Policy Value increases will reduce the insurance charge under Option 1 but not under Option 2.

If you select Sum Insured Option 2, the monthly insurance charge for each increase in Face Amount (other than an increase caused by a change in the Sum Insured Option) will be equal to the cost of insurance rate applicable to that increase multiplied by the increase in the Face Amount. If you select Sum Insured Option 1, the applicable cost of insurance rate will be multiplied by the increase in the Face Amount reduced by any Policy Value (minus rider charges) in excess of the initial Face Amount at the beginning of the Policy month.

EFFECT OF THE GUIDELINE MINIMUM SUM INSURED

If the Guideline Minimum Sum Insured is in effect under either Option, a monthly cost of insurance charge also will be calculated for that additional portion of the Sum Insured which is required to comply with the Guideline rules. This charge will be calculated by:

       - multiplying the cost of insurance rate applicable to the initial Face Amount times the Guideline Minimum Sum Insured (Policy Value times the applicable percentage), MINUS

       - the greater of the Face Amount or the Policy Value (if you selected Sum Insured Option 1)

                                       OR

       - the Face Amount PLUS the Policy Value (if you selected Sum Insured Option 2).

When the Guideline Minimum Sum Insured is in effect, the cost of insurance charge for the initial Face Amount and for any increases will be calculated as set forth above. The monthly cost of insurance charge also will be adjusted for any decreases in the Face Amount. See THE POLICY -- "Change in Face Amount."

COST OF INSURANCE RATES

Cost of insurance rates are based on a blended unisex rate table, Age and Premium Class of the Insureds at the Date of Issue, the effective date of an increase or date of rider, as applicable, the amount of premiums paid less Debt, any partial withdrawals and withdrawal charges, and risk classification. Sex-distinct rates do not apply, except in those states that do not permit unisex rates.

The cost of insurance rates are determined at the beginning of each Policy year for the initial Face Amount. The cost of insurance rates for an increase in Face Amount or rider are determined annually on the anniversary of the effective date of each increase or rider. The cost of insurance rates generally increase as the Insureds' Ages increase. The actual monthly cost of insurance rates will be based on the Company's expectations as to future mortality experience. They will not, however, be greater than the guaranteed cost of insurance rates set forth in the Policy. These guaranteed rates are based on the 1980 Commissioners Standard Ordinary Mortality Table D, Smoker or Non-Smoker, and the Insureds' Ages. The Tables used for this purpose set forth different mortality estimates for smokers and non-smokers. Any change in the cost of insurance rates will apply to all persons of the same insuring Age and Premium Class whose Policies have been in force for the same length of time.

The Premium Class of an Insured will affect the cost of insurance rates. The Company currently places Insureds into Standard Premium Classes and Substandard Premium Classes. In an otherwise identical Policy, an Insured in the Standard Premium Class will have a lower cost of insurance than an Insured in a Substandard Premium Class with a higher mortality risk. The Premium Classes are also divided into two categories:

smokers and non-smokers. Non-smoking Insureds will incur lower cost of insurance rates than Insureds who are classified as smokers but who are otherwise in the same Premium Class. Any Insured with an Age at issuance under 18 will be classified initially as regular or substandard. The Insured then will be classified as a smoker at Age 18 unless the Insured provides satisfactory evidence that the Insured is a non-smoker. The Company will provide notice to you of the opportunity for an Insured to be classified as a non-smoker when the Insured reaches Age 18.

The cost of insurance rate is determined separately for the initial Face Amount and for the amount of any increase in the Face Amount. For each increase in the Face Amount that you request, at a time when an Insured is in a less favorable Premium Class than previously, a correspondingly higher cost of insurance rate will apply only to that portion of the Insurance Amount at Risk for the increase. For the initial Face Amount and any prior increases, the Company will use the Premium Class previously applicable. On the other hand, if an Insured's Premium Class improves on an increase, the lower cost of insurance rate generally will apply to the entire Insurance Amount at Risk.

MONTHLY ADMINISTRATIVE CHARGES

Prior to the Final Premium Payment Date, a monthly administrative charge of $6 per month will be deducted from the Policy Value. This charge will be used to compensate the Company for expenses incurred in the administration of the Policy, and will compensate the Company for first-year underwriting and other start-up expenses incurred in connection with the Policy. These expenses include the cost of processing applications, conducting medical examinations, determining insurability and the Insureds' Premium Class, and establishing Policy records. The Company does not expect to derive a profit from these charges.

CHARGES AGAINST ASSETS OF THE SEPARATE ACCOUNT

The Company assesses each Sub-Account with a charge for mortality and expense risks assumed by the Company and a charge for administrative expenses of the Separate Account.

MORTALITY AND EXPENSE RISK CHARGE

The Company currently makes a charge on an annual basis of 0.90% of the daily net asset value in each Sub-Account. This charge is for the mortality risk and expense risk which the Company assumes in relation to the variable portion of the Policies. The total charges may be increased or decreased by the Board of Directors of the Company once each year, subject to compliance with applicable state and federal requirements, but it may not exceed 0.90% on an annual basis.

The mortality risk assumed by the Company is that Insureds may live for a shorter time than anticipated, and that the Company will therefore pay an aggregate amount of Death Proceeds greater than anticipated. The expense risk assumed is that the expenses incurred in issuing and administering the Policies will exceed the amounts realized from the administrative charges provided in the Policies. If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If costs are less than the amounts provided, the difference will be a profit to the Company. To the extent this charge results in a current profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses. Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each.

SEPARATE ACCOUNT ADMINISTRATIVE CHARGE

During the first 15 Policy years, the Company assesses a charge on an annual basis of 0.25% of the daily net asset value in each Sub-Account. The charge is assessed to help defray administrative expenses actually incurred in the administration of the Separate Account and the Sub-Accounts, and is not expected to be a source of profit. The administrative functions and expenses assumed by the Company in connection with the Separate Account and the Sub-Accounts include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expenses of preparing and typesetting prospectuses, and the cost of printing prospectuses not allocable to sales expense, filing and other fees. No Separate Account administrative charge is imposed after the 15th Policy year.

OTHER CHARGES AND EXPENSES

Because the Sub-Accounts purchase shares of the Underlying Funds, the value of the Accumulation Units of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Funds. The prospectuses and statements of additional information of the Trust, Fidelity VIP, and T. Rowe Price contain additional information concerning such fees and expenses.

Currently, no charges are made against the Sub-Accounts for federal or state income taxes. Should the Company determine that taxes will be imposed, the Company may make deductions from the Sub-Accounts to pay such taxes. See FEDERAL TAX CONSIDERATIONS. The imposition of such taxes would result in a reduction of the Policy Value in the Sub-Accounts.

SURRENDER CHARGE

The Policy provides for a contingent surrender charge. A surrender charge may be deducted if you request a full surrender of the Policy or a decrease in the Face Amount. The duration of the surrender charge is 15 years from Date of Issue or from the effective date of any increase in the Face Amount. A separate surrender charge, described in more detail below, is calculated upon the issuance of the Policy and for each increase in the Face Amount.

The surrender charge is comprised of a contingent deferred administrative charge and a contingent deferred sales charge. The contingent deferred administrative charge compensates the Company for expenses incurred in administering the Policy. The contingent deferred sales charge compensates the Company for expenses relating to the distribution of the Policy, including agent's commissions, advertising and the printing of the prospectus and sales literature.

The maximum surrender charge calculated upon issuance of the Policy is equal to the sum of (a) plus (b) where:

(a) is a deferred administrative charge equal to $8.50 per thousand dollars of the initial Face Amount, and

(b) is a deferred sales charge of 48% of premiums received up to a maximum number of Guideline Annual Premiums subject to the deferred sales charge that varies by average issue Age from 1.95 (for average issue Ages 5 through 75) to 1.31 (for average issue Age 82).


In accordance with limitations under state insurance regulations, the amount of the maximum surrender charge will not exceed a specified amount per $1,000 initial Face Amount, as indicated in APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES. The maximum surrender charge initially remains level for 40 months, declines by one-half of one percent of the initial amount for 80 months, and then declines by one percent each month thereafter, reaching zero at the end of the 180 Policy months (15 Policy years), as described in APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES. This reduction in the maximum surrender charge will reduce the deferred sales charge and the deferred administrative charge proportionately.


If you surrender the Policy during the first two Policy years following the Date of Issue, before making premium payments associated with the initial Face Amount which are at least equal to one Guideline Annual Premium, the deferred administrative charge will be $8.50 per thousand dollars of initial Face Amount, as described above, but the deferred sales charge will not exceed 25% of premiums received. See APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES.

SEPARATE SURRENDER CHARGE FOR EACH FACE AMOUNT INCREASE


A separate surrender charge will apply to and is calculated for each increase in the Face Amount. The surrender charge for the increase is in addition to that for the initial Face Amount. The maximum surrender charge for the increase is equal to the sum of (a) plus (b), where (a) is equal to $8.50 per thousand dollars of increase, and (b) is a deferred sales charge of 48% of premiums associated with the increase, up to a maximum number of Guideline Annual Premiums (for the increase) subject to the deferred sales charge. Such deferred sales charge varies by average Age (at the time of increase) from 1.95 (for average Ages 5 through 75) to 1.31 (for average Age 82). In accordance with limitations under state insurance regulations, the amount of the surrender charge will not exceed a specified amount per $1,000 of increase, as indicated in APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES. As is true for the initial Face Amount, (a) is a deferred administrative charge, and (b) is a deferred sales charge. The maximum surrender charge initially remains level for 40 months, declines by one-half of one percent of the initial amount for 80 months, and then declines by one percent each month thereafter, reaching zero at the end of the 180 Policy months (15 Policy years), as provided in APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES.


If you surrender the Policy during the first two Policy years following an increase in the Face Amount before making premium payments associated with the increase in Face Amount which are at least equal to one Guideline Annual Premium, the deferred administrative charge will be $8.50 per thousand dollars of the Face Amount increase, as described above, but the deferred sales charge will not exceed 25% of premiums associated with the increase. See
APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES. The premiums associated with the increase are determined as described below.

ALLOCATION OF POLICY VALUE AND PREMIUMS UPON AN INCREASE IN FACE AMOUNT

Additional premium payments may not be required to fund a requested increase in Face Amount. Therefore, a special rule, which is based on relative Guideline Annual Premium payments, applies whereby the Policy Value will be allocated between the initial Face Amount and the increase. Subsequent premium payments are allocated between the initial Face Amount and the increase.

For example, suppose the Guideline Annual Premium is equal to $1,500 before an increase and is equal to $2,000 as a result of the increase. The Policy Value on the effective date of the increase would be allocated 75% ($1,500/$2,000) to the initial Face Amount and 25% to the increase. All future premiums also would be allocated 75% to the initial Face Amount and 25% to the increase. Thus, existing Policy Value associated with the increase will equal the portion of the Policy Value allocated to the increase on the effective date of the increase before any deductions are made. Premiums associated with the increase will equal the portion of the premium payments actually made on or after the effective date of the increase which are allocated to the increase.

See APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES for examples illustrating the calculation of the maximum surrender charge for the initial Face Amount and for any increases, as well as for the surrender charge based on actual premiums paid or associated with any increases.

POSSIBLE SURRENDER CHARGE ON A DECREASE IN THE FACE AMOUNT

A surrender charge may be deducted on a decrease in the Face Amount. In the event of a decrease, the surrender charge deducted is a fraction of the charge that would apply to a full surrender of the Policy. The fraction will be determined by dividing the amount of the decrease by the current Face Amount and multiplying the result by the surrender charge. If more than one surrender charge is in effect (i.e., pursuant to one or more increases in the Face Amount of a Policy), the surrender charge will be applied in the following order:
(1) the most recent increase; (2) the next most recent increases successively, and (3) the initial Face Amount. Where a decrease causes a partial reduction in an increase or in the initial Face Amount, a proportionate share of the surrender charge for that increase or for the initial Face Amount will be deducted. For more information, see APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGE.

CHARGES ON PARTIAL WITHDRAWALS

After the first Policy year, partial withdrawals of Surrender Value may be made. The minimum withdrawal is $500. Under Option 1, the Face Amount is reduced by the amount of the partial withdrawal, and a partial withdrawal will not be allowed if it would reduce the Face Amount below $100,000.

A transaction charge, which is the smaller of 2% of the amount withdrawn, or $25, will be assessed on each partial withdrawal to reimburse the Company for the cost of processing the withdrawal. The transaction fee applies to all partial withdrawals, including a Withdrawal without a surrender charge. The Company does not expect to make a profit on this charge.

A partial withdrawal charge also may be deducted from the Policy Value. For each partial withdrawal you may withdraw an amount equal to 10% of the Policy Value on the date the written withdrawal request is received by the Company, less the total of any prior withdrawals in that Policy year which were not subject to the partial withdrawal charge, without incurring a partial withdrawal charge. Any partial withdrawal in excess of this amount ("excess withdrawal") will be subject to the partial withdrawal charge. The partial withdrawal charge is equal to 5% of the excess withdrawal up to the amount of the surrender charge(s) on the date of withdrawal.

This right is not cumulative from Policy year to Policy year. For example, if only 8% of Policy Value were withdrawn in Policy year two, the amount you could withdraw in subsequent Policy years would not be increased by the amount you did not withdraw in the second Policy year.

The Policy's outstanding surrender charge will be reduced by the amount of the partial withdrawal charge deducted by proportionately reducing the deferred sales charge component and the deferred administrative charge component. The partial withdrawal charge deducted will decrease existing surrender charges in the following order:

    - first, the surrender charge for the most recent increase in the Face
      Amount;

    - second, the surrender charge for the next most recent increases successively;

    - last, the surrender charge for the initial Face Amount.

TRANSFER CHARGES

The first 12 transfers in a Policy year will be free of charge. Thereafter, a transfer charge of $10 will be imposed for each transfer request to reimburse the Company for the administrative costs incurred in processing the transfer request. The Company reserves the right to increase the charge, but it never will exceed $25. The Company also reserves the right to change the number of free transfers allowed in a Policy year. See THE POLICY -- "Transfer Privilege."

You may have automatic transfers of at least $100 a month made on a periodic basis:

    - from the Sub-Account which invests in the Money Market Fund of the Trust to one or more of the other Sub-Accounts; or

    - to reallocate Policy Value among the Sub-Accounts.

The first automatic transfer counts as one transfer towards the 12 free transfers allowed in each Policy year. Each subsequent automatic transfer is without charge, and does not reduce the remaining number of transfers which may be made without charge.

If you utilize the Conversion Privilege, Loan Privilege, or reallocate Policy Value within 20 days of the Date of Issue, any resulting transfer of Policy Value from the Sub-Accounts to the General Account will be free of charge and in addition to the 12 free transfers in a Policy year. See THE POLICY -- "Conversion Privileges," and POLICY LOANS.

CHARGE FOR INCREASE IN FACE AMOUNT

For each increase in the Face Amount that you request, a transaction charge of $40 will be deducted from the Policy Value to reimburse the Company for administrative costs associated with the increase. This charge is guaranteed not to increase, and the Company does not expect to make a profit on this charge.

OTHER ADMINISTRATIVE CHARGES

The Company reserves the right to impose a charge for the administrative costs incurred for changing the Net Premium allocation instructions, for changing the allocation of any Monthly Deductions among the various Sub-Accounts, or for a projection of values. Currently, no such charges are imposed, and any such charge is guaranteed not to exceed $25.

                                  POLICY LOANS

You may borrow against the Policy Value. Policy loans may be obtained by request to the Company on the sole security of the Policy. The total amount which may be borrowed is the Loan Value. In the first Policy year, the Loan Value is 75% of the Policy Value reduced by applicable surrender charges, as well as Monthly Deductions and interest on Policy loans to the end of the Policy year. The Loan Value in the second Policy year and thereafter is 90% of an amount equal to the Policy Value reduced by applicable surrender charges. There is no minimum limit on the amount of the loan.

Normally, the loan amount will be paid within seven days after the Company receives the loan request at the Principal Office, but the Company may delay payments under certain circumstances. See OTHER POLICY PROVISIONS -- "Postponement of Payments."

A Policy loan may be allocated among the General Account and one or more Sub-Accounts. If you do not make an allocation, the Company will make a Pro-Rata Allocation based on the amounts in the Accounts on the date the Company receives the loan request. The Policy Value in each Sub-Account equal to the Policy loan allocated to such Sub-Account will be transferred to the General Account, and the number of Accumulation Units equal to the Policy Value so transferred will be cancelled. This will reduce the Policy Value in these Sub-Accounts. These transactions are not treated as transfers for purposes of the transfer charge.

LOAN AMOUNT EARNS INTEREST IN GENERAL ACCOUNT

As long as the Policy is in force, the Policy Value in the General Account equal to the loan amount will be credited with interest at an effective annual yield of at least 6.00%.

PREFERRED LOAN OPTION

A preferred loan option is available under the Policy. The preferred loan option will be available upon Written Request. It may be revoked by you at any time. You may change a preferred loan to a non-preferred loan at any time upon written request. If this option has been selected, after the tenth Policy anniversary the Policy Value in the General Account that is equal to the loan amount will be credited with interest at an effective annual yield of at least 7.5%. Our current practice is to credit a rate of interest equal to the rate being charged for the preferred loan.

There is some uncertainty as to the tax treatment of a preferred loan, which may be treated as a taxable withdrawal from the Policy. Consult a qualified tax adviser (and see FEDERAL TAX CONSIDERATIONS). The preferred loan option may not be available in all states.

LOAN INTEREST CHARGED

Outstanding Policy loans are charged interest. Interest accrues daily, and is payable in arrears at the annual rate of 8%. Interest is due and payable at the end of each Policy year or on a pro-rata basis for such shorter period as the loan may exist. Interest not paid when due will be added to the loan amount, and will bear interest at the same rate. If the new loan amount exceeds the Policy Value in the General Account after the due and unpaid interest is added to the loan amount, the Company will transfer the Policy Value equal to that excess loan amount from the Policy Value in each Sub-Account to the General Account as security for the excess loan amount. The Company will allocate the amount transferred among the Sub-Accounts in the same proportion that the Policy Value in each Sub-Account bears to the total Policy Value in all Sub-Accounts.

REPAYMENT OF LOANS

Loans may be repaid at any time prior to the lapse of the Policy. Upon repayment of the Debt, the portion of the Policy Value that is in the General Account securing the repaid loan will be allocated to the various Accounts and increase the Policy Value in such Accounts in accordance with your instructions. If you do not make a repayment allocation, the Company will allocate Policy Value in accordance with your most recent premium allocation instructions; provided, however, that loan repayments allocated to the Separate Account cannot exceed the Policy Value previously transferred from the Separate Account to secure the Debt.

If the Debt exceeds the Policy Value less the surrender charge, the Policy will terminate. A notice of such pending termination will be mailed to the last known address of you and any assignee. If you do not make sufficient payment within 62 days after this notice is mailed, the Policy will terminate with no value. See POLICY TERMINATION AND REINSTATEMENT.

EFFECT OF POLICY LOANS

Although Policy loans may be repaid at any time prior to the lapse of the Policy, Policy loans will permanently affect the Policy Value and Surrender Value, and may permanently affect the Death Proceeds. The effect could be favorable or unfavorable, depending upon whether the investment performance of the Sub-Account(s) is less than or greater than the interest credited to the Policy Value in the General Account attributable to the loan. Moreover, outstanding Policy loans and the accrued interest will be deducted from the proceeds payable upon surrender or the death of the last surviving Insured.

                      POLICY TERMINATION AND REINSTATEMENT

TERMINATION

The failure to make premium payments will not cause the Policy to lapse unless:

(a) the Surrender Value is insufficient to cover the next Monthly Deduction plus loan interest accrued,

                                       OR

(b) the Debt exceeds the Policy Value less surrender charges.

If one of these situations occurs, the Policy will be in default. You then will have a grace period of 62 days, measured from the date of default, to make sufficient payments to prevent termination. On the date of default, the Company will send a notice to you and to any assignee of record. The notice will state the amount of premium due and the date on which it is due.

Failure to make a sufficient payment within the grace period will result in termination of the Policy. If the last surviving Insured dies during the grace period, the Death Proceeds will still be payable, but any Monthly Deductions due and unpaid through the Policy month in which the last surviving Insured dies, and any other overdue charge, will be deducted from the Death Proceeds.

LIMITED 48-MONTH GUARANTEE

Except for the situation described in (b) above, the Policy is guaranteed not to lapse during the first 48 months after the Date of Issue or the effective date of an increase in the Face Amount if you make a minimum amount of premium payments. The minimum amount paid, minus the Debt, partial withdrawals and partial withdrawal charges, must be at least equal to the sum of the Minimum Monthly Factor for the number of months the Policy, increase in the Face Amount, or a Policy Change which causes a change in the Minimum Monthly Factor has been in force. A Policy change which causes a change in the Minimum Monthly Factor is a change in the Face Amount or the addition or deletion of a rider.

Except for the first 48 months after the Date of Issue or the effective date of an increase, payments equal to the Minimum Monthly Factor do not guarantee that the Policy will remain in force.

REINSTATEMENT

If the Policy has not been surrendered and the Insureds are alive, the terminated Policy may be reinstated any time within three years after the date of default and before the Final Premium Payment Date. The reinstatement will be effective on the Monthly Payment Date following the date you submit the following to the Company:

    - a written application for reinstatement,

    - Evidence of Insurability showing that the Insureds are insurable according to the Company's underwriting rules, and

    - a premium that, after the deduction of the tax expense charge and premium expense charge, is large enough to cover the minimum amount payable, as described below.

MINIMUM AMOUNT PAYABLE

If reinstatement is requested when fewer than 48 Monthly Deductions have been made since the Date of Issue or the effective date of an increase in the Face Amount, you must pay the lesser of the amount shown in (1) or (2). Under (1), the minimum amount payable is the Minimum Monthly Factor for the three-month period beginning on the date of reinstatement. Under (2), the minimum amount payable is the sum of:

    - the amount by which the surrender charge as of the date of reinstatement exceeds the Policy Value on the date of default, plus

    - Monthly Deductions for the three-month period beginning on the date of reinstatement.

If reinstatement is requested after 48 Monthly Deductions have been made since the Date of Issue or any increase in the Face Amount, you must pay the amount shown in (2) above. The Company reserves the right to increase the Minimum Monthly Factor upon reinstatement.

SURRENDER CHARGE

The surrender charge on the date of reinstatement is the surrender charge which would have been in effect had the Policy remained in force from the Date of Issue. The Policy Value less Debt on the date of default will be restored to the Policy to the extent it does not exceed the surrender charge on the date of reinstatement. Any Policy Value less the Debt as of the date of default which exceeds the surrender charge on the date of reinstatement will not be restored.

POLICY VALUE ON REINSTATEMENT

The Policy Value on the date of reinstatement is:

    - the Net Premium paid to reinstate the Policy increased by interest from the date the payment was received at the Principal Office, PLUS

    - an amount equal to the Policy Value less Debt on the date of default to the extent it does not exceed the surrender charge on the date of reinstatement, MINUS

    - the Monthly Deduction due on the date of reinstatement.

You may not reinstate any Debt outstanding on the date of default or foreclosure.

                            OTHER POLICY PROVISIONS

The following Policy provisions may vary in certain states in order to comply with requirements of the insurance laws, regulations, and insurance regulatory agencies in those states.

POLICYOWNER

The Policyowner is named in the application for the Policy. The Policyowner is generally entitled to exercise all rights under a Policy while the Insureds are alive, subject to the consent of any irrevocable Beneficiary (the consent of a revocable Beneficiary is not required). The consent of the Insureds is required whenever the Face Amount of insurance is increased.

BENEFICIARY

The Beneficiary is the person or persons to whom the insurance proceeds are payable upon the death of the last surviving Insured. Unless otherwise stated in the Policy, the Beneficiary has no rights in the Policy before the death of the last surviving Insured. While the Insureds are alive, you may change any Beneficiary unless you have declared a Beneficiary to be irrevocable. If no Beneficiary is alive when the last surviving Insured dies, the Policyowner (or the Policyowner's estate) will be the Beneficiary. If more than one Beneficiary is alive when the last surviving Insured dies, they will be paid in equal shares, unless you have chosen otherwise. Where there is more than one Beneficiary, the interest of a Beneficiary who dies before the last surviving Insured dies will pass to surviving Beneficiaries proportionally.

INCONTESTABILITY

The Company will not contest the validity of a Policy after it has been in force during the lifetimes of both Insureds for two years from the Date of Issue. The Company will not contest the validity of any increase in the Face Amount after such increase or rider has been in force during the lifetimes of both Insureds for two years from its effective date.

SUICIDE

The Death Proceeds will not be paid if either Insured commits suicide within two years from the Date of Issue. Instead, the Company will pay the Beneficiary an amount equal to all premiums paid for the Policy, without interest, less any outstanding Debt and less any partial withdrawals. If either Insured commits suicide, generally within two years from the effective date of any increase in the Sum Insured, the Company's liability with respect to such increase will be limited to a refund of the cost thereof. The Beneficiary will receive the administrative charges and insurance charges paid for such increase.

NOTICE OF FIRST INSURED TO DIE

Within 90 days of the death of the first Insured to die, or as soon thereafter as is reasonably possible, you must mail to the Principal Office due proof of such death.

AGE

If the Age of either Insured as stated in the application for the Policy is not correct, benefits under a Policy will be adjusted to reflect the correct Age, if death of the last surviving Insured occurs prior to the Final Premium Payment Date. The adjusted benefit will be that which the most recent cost of insurance charge would have purchased for the correct Age. In no event will the Sum Insured be reduced to less than the Guideline Minimum Sum Insured.

ASSIGNMENT

The Policyowner may assign a Policy as collateral or make an absolute assignment of the Policy. All rights under the Policy will be transferred to the extent of the assignee's interest. The consent of the assignee may be required in order to make changes in premium allocations, to make transfers, or to exercise other rights under the Policy. The Company is not bound by an assignment or release thereof, unless it is in writing and is recorded at the Principal Office. When recorded, the assignment will take effect as of the date the Written Request was signed. Any rights created by the assignment will be subject to any payments made or actions taken by the Company before the assignment is recorded. The Company is not responsible for determining the validity of any assignment or release.

POSTPONEMENT OF PAYMENTS

Payments of any amount due from the Separate Account upon surrender, partial withdrawals, or death of the last surviving Insured, as well as payments of a Policy loan and transfers, may be postponed whenever (a) the New York Stock Exchange is closed for other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the SEC, or (b) an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets. Payments under the Policy of any amounts derived from the premiums paid by check may be delayed until such time as the check has cleared your bank.

The Company also reserves the right to defer payment of any amount due from the General Account upon surrender, partial withdrawal or death of the last surviving Insured, as well as payments of Policy loans and transfers from the General Account, for a period not to exceed six months.

                                 VOTING RIGHTS

To the extent required by law, the Company will vote Underlying Fund shares held by each Sub-Account in accordance with instructions received from Policyowners with Policy Value in such Sub-Account. If the 1940 Act or any rules thereunder should be amended, or if the present interpretation of the 1940 Act or such rules should change, and as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Policies, the Company reserves the right to do so.

Each person having a voting interest will be provided with proxy materials of the respective Underlying Fund together with an appropriate form with which to give voting instructions to the Company. Shares held in each Sub-Account for which no timely instructions are received will be voted in proportion to the instructions received from all persons with an interest in such Sub-Account who furnish instructions to the Company. The Company will also vote shares that it owns and which are not attributable to Policies in the same proportion. The number of votes which a Policyowner has the right to instruct will be determined by the Company as of the record date established for the Underlying Fund. This number is determined by dividing each Policyowner's Policy Value in the Sub-Account, if any, by the net asset value of one share in the corresponding Underlying Fund in which the assets of the Sub-Account are invested.

We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the Fund shares be voted so as (1) to cause a change in the sub-classification or investment objective of one or more of the Underlying Funds, or (2) to approve or disapprove an investment advisory contract for the Underlying Funds. In addition, we may disregard voting instructions that are in favor of any change in the investment policies or in any investment adviser or principal underwriter if the change has been initiated by Policyowners or the Trustees. Our disapproval of any such change must be reasonable and, in the case of a change in investment policies or investment adviser, based on a good-faith determination that such change would be contrary to state law or otherwise is inappropriate in light of the objectives and purposes of the Underlying Funds. In the event the we do disregard voting instructions, a summary of that action and the reasons for that action will be included in the next periodic report to Policyowners.

                DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

NAME AND POSITION WITH COMPANY           PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------           ----------------------------------------------
Bruce C. Anderson                     Director (since 1996), Vice President (since 1984)
  Director                            and Assistant Secretary (since 1992) of First
                                      Allmerica

Warren E. Barnes
  Vice President and Corporate        Vice President (since 1996) and Corporate Controller
  Controller                          (since 1998) of First Allmerica

Mark R. Colborn                       Director (since 2000) and Vice President (since 1992)
  Director and Vice President         of First Allmerica.

Mary Eldridge                         Secretary (since 1999) of First Allmerica; Secretary
  Secretary                           (since 1999) of Allmerica Investments, Inc.; and
                                      Secretary (since 1999) of Allmerica Financial
                                      Investment Management Services, Inc.

J. Kendall Huber                      Director, Vice President and General Counsel of First
  Director, Vice President and        Allmerica (since 2000); Vice President (1999) of
  General Counsel                     Promos Hotel Corporation; Vice President & Deputy
                                      General Counsel (1998-1999) of Legg Mason, Inc.; Vice
                                      President and Deputy General Counsel (1995-1998) of
                                      USF&G Corporation.

John P. Kavanaugh                     Director and Chief Investment Officer (since 1996)
  Director, Vice President and Chief  and Vice President (since 1991) of First Allmerica;
  Investment Officer                  Vice President (since 1998) of Allmerica Financial
                                      Investment Management Services, Inc.; and President
                                      (since 1995) and Director (since 1996) of Allmerica
                                      Asset Management, Inc.

J. Barry May                          Director (since 1996) of First Allmerica; Director
  Director                            and President (since 1996) of The Hanover Insurance
                                      Company; and Vice President (1993 to 1996) of The
                                      Hanover Insurance Company

James R. McAuliffe                    Director (since 1996) of First Allmerica; Director
  Director                            (since 1992), President (since 1994) and Chief
                                      Executive Officer (since 1996) of Citizens Insurance
                                      Company of America

Mark C. McGivney                      Vice President (since 1997) and Treasurer (since
  Vice President and Treasurer        2000) of First Allmerica; Associate, Investment
                                      Banking (1996 --1997) of Merrill Lynch & Co.;
                                      Associate, Investment Banking (1995) of Salomon
                                      Brothers, Inc.; Treasurer (since 2000) of Allmerica
                                      Investments, Inc., Allmerica Asset Management, Inc.
                                      and Allmerica Financial Investment Management
                                      Services, Inc.

John F. O'Brien                       Director, President and Chief Executive Officer
  Director and Chairman of the Board  (since 1989) of First Allmerica

Edward J. Parry, III                  Director and Chief Financial Officer (since 1996),
  Director, Vice President            Vice President (since 1993), and Treasurer
  Chief Financial Officer             (1993-2000) of First Allmerica

Richard M. Reilly                     Director (since 1996) and Vice President (since 1990)
  Director, President and Chief       of First Allmerica; President (since 1995) of
  Executive Officer                   Allmerica Financial Life Insurance and Annuity
                                      Company; Director (since 1990) of Allmerica
                                      Investments, Inc.; and Director and President (since
                                      1998) of Allmerica Financial Investment Management
                                      Services, Inc.

Robert P. Restrepo, Jr.               Director and Vice President (since 1998) of First
  Director                            Allmerica; Director (since 1998) of The Hanover
                                      Insurance Company; Chief Executive Officer (1996 to
                                      1998) of Travelers Property & Casualty; Senior Vice
                                      President (1993 to 1996) of Aetna Life & Casualty
                                      Company

Eric A. Simonsen                      Director (since 1996) and Vice President (since 1990)
  Director and Vice President         of First Allmerica; Director (since 1991) of
                                      Allmerica Investments, Inc.; and Director (since
                                      1991) of Allmerica Financial Investment Management
                                      Services, Inc.

                                  DISTRIBUTION

Allmerica Investments, Inc. ("Allmerica Investments"), an indirect subsidiary of First Allmerica, acts as the principal underwriter of the Policies pursuant to a Sales and Administrative Services Agreement with the Company and the Separate Account. Allmerica Investments is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). The Policies are sold by agents of the Company who are registered representatives of Allmerica Investments or of broker-dealers which have selling agreements with Allmerica Investments.

The Company pays commissions to broker-dealers which sell the Policy based on a commission schedule. After the Date of Issue or an increase in Face Amount, commissions will be 90% of the first-year payments up to a payment amount we established and 4% of any excess. Commissions will be 2% for subsequent payments, plus 0.25% of unloaned Policy Value. To the extent permitted by NASD rules, overrides and promotional incentives or payments may also be provided to General Agents, independent marketing organizations, and broker-dealers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the Policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

The Company intends to recoup the commission and other sales expense through a combination of the deferred sales charge component of the anticipated surrender and partial withdrawal charges, and the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company. There is no additional charge to Policyowners or the Separate Account. Any surrender charge assessed on a Policy will be retained by the Company except for amounts it may pay to Allmerica Investments for services it performs and expenses it may incur as principal underwriter and general distributor.

                                    REPORTS

The Company will maintain the records relating to the Separate Account. You will be promptly sent statements of significant transactions such as premium payments, changes in the specified Face Amount, changes in the Sum Insured Option, transfers among Sub-Accounts and the General Account, partial withdrawals, increases in loan amount by you, loan repayments, lapse, termination for any reason, and reinstatement. An annual statement will also be sent to you within 30 days after a Policy anniversary. The annual statement will summarize all of the above transactions and deductions of charges during the Policy year. It will also set forth the status of the Death Proceeds, Policy Value, Surrender Value, amounts in the Sub-Accounts and General Account, and any Policy loan(s). The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume that all transactions are accurately reported on confirmation statements and quarterly/annual statements unless the Owner notifies the Principal Office in writing within 30 days after receipt of the statement.

In addition, you will be sent periodic reports containing financial statements and other information for the Separate Account and the Underlying Funds as required by the 1940 act.

                               LEGAL PROCEEDINGS

There are no legal proceedings pending to which the Separate Account is a party, or to which the assets of the Separate Account are subject. The Company and Allmerica Investments, Inc. are not involved in any litigation that is of material importance in relation to their total assets or that relates to the Separate Account.

                              FURTHER INFORMATION

A Registration Statement under the 1933 Act relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted from this Prospectus pursuant to the rules and regulations of the SEC. Statements contained in this Prospectus concerning the Policy and other legal documents are summaries. The complete documents and omitted information may be obtained from the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees.

                            INDEPENDENT ACCOUNTANTS

The financial statements of the Company as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999, and the financial statements of Inheiritage Account of the Company as of December 31, 1999 and for the periods indicated, included in this Prospectus constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Policy.

                           FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of a Policy, on loans, withdrawals, or surrenders, on death benefit payments, and on the economic benefit to the Policyowner or the Beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of the present federal income tax laws as they are currently interpreted. From time to time legislation is proposed which, if passed, could significantly adversely, and possibly retroactively, affect the taxation of the Policies. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

It should be recognized that the following summary of federal income tax aspects of amounts received under the Policies is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. Specifically, the discussion below does not address certain tax provisions that may be applicable if the Policyowner is a corporation or the trustee of an employee benefit plan. A qualified tax adviser should always be consulted with regard to the application of law to individual circumstances.

THE COMPANY AND THE SEPARATE ACCOUNT

The Company is taxed as a life insurance company under Subchapter L of the Code, and files a consolidated tax return with its parent and affiliates. Because the Company does not expect to incur any income tax upon the earnings or realized capital gains attributable to the Separate Account, no charge is made for federal income taxes which may be attributable to the Separate Account.

The Company periodically will review the question of a charge to the Separate Account for federal income taxes. Such a charge may be made in future years for any federal income taxes incurred by the Company. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what the Company believes it to be; if there are changes made in the federal income tax treatment of variable life insurance at the Company level; or if there is a change in the Company's tax status. Any such charge would be designed to cover the federal income taxes attributable to the investment results of the Separate Account.

Under current laws, the Company may also incur state and local taxes (in addition to premium taxes) in several states. At present these taxes are not significant. If there is a material change in applicable state or local tax laws, charges may be made for such taxes paid, or reserves for such taxes, attributable to the Separate Account.

TAXATION OF THE POLICIES

The Company believes that the Policies described in this Prospectus will be considered life insurance contracts under Section 7702 of the Code, which generally provides for the taxation of life insurance contracts and places limitations on the relationship of the Policy Value to the Insurance Amount at Risk. So long as the Policies are life insurance contracts, the Death Proceeds payable are excludable from the gross income of the Beneficiary. Moreover, any increase in the Policy Value is not taxable until received by the Policyowner or the Policyowner's designee (but see "Modified Endowment Contracts"). Although the Company believes that the Policies are in compliance with Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a joint survivorship life insurance contract is not directly addressed by
Section 7702. In the absence of final regulations or other guidance issued under
Section 7702, there is necessarily some uncertainty whether a Policy will meet the Section 7702 definition of a life insurance contract. This is true particularly if the Policyowner pays the full amount of premiums permitted under the Policy. A Policyowner contemplating the payment of such premiums should do so only after consulting a tax adviser. If a Policy were determined not to be a life insurance contract under Section 7702, it would not have most of the tax advantages normally provided by a life insurance contract.

The Code requires that the investment of each Sub-Account be adequately diversified in accordance with Treasury Department regulations in order to be treated as a life insurance policy for tax purposes. Although the Company does not have control over the investments of the Underlying Funds, the Company believes that the Underlying Funds currently meet the Treasury's diversification requirements, and the Company will monitor continued compliance with these requirements. In connection with the issuance of previous regulations relating to diversification requirements, the Treasury Department announced that such regulations do not provide guidance concerning the extent to which Policyowners may direct their investments to particular divisions of a separate account. Regulations in this regard may be issued in the future. It is possible that if and when regulations are issued, the Policies may need to be modified to comply with such regulations. For these reasons, the Policies or the Company's administrative rules may be modified as necessary to prevent a Policyowner from being considered the owner of the assets of the Separate Account.

Depending upon the circumstances, a surrender, partial withdrawal, change in the Sum Insured Option, change in the Face Amount, lapse with Policy loan outstanding, or assignment of the Policy may have tax consequences. In particular, under specified conditions, a distribution under the Policy during the first 15 years from Date of Issue that reduces future benefits under the Policy will be taxed to the Policyowner as ordinary income to the extent of any investment earnings in the Policy. Federal, state and local income, estate, inheritance, and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Insured, Policyowner or Beneficiary.

SPLIT OPTION RIDER/EXCHANGE OPTION RIDER

The Split Option Rider permits a Policy to be split into two other life insurance policies, one covering each Insured singly. A Policy split may have adverse tax consequences. It is not clear whether a Policy split will be treated as a non-taxable exchange under Section 1035 of the Code. Unless a Policy split is so treated, it could result in recognition of taxable income on the gain in the Policy. In addition, it is not clear whether, in all circumstances, the individual policies that result from a Policy split would be treated as life insurance policies under Section 7702 of the Code or would be classified as modified endowment contracts. The Policyowner should consult a competent tax adviser regarding the possible adverse tax consequences of a Policy split.

POLICY LOANS

The Company believes that non-preferred loans received under the Policy will be treated as an indebtedness of the Policyowner for federal income tax purposes. Under current law, these loans will not constitute income for the Policyowner while the Policy is in force (but see "Modified Endowment Contracts"). There is a risk, however, that a preferred loan may be characterized by the IRS as a withdrawal and be taxed accordingly. At the present time, the IRS has not issued any guidance on whether loans with the attributes of a preferred loan should be treated differently than a non-preferred loan. This lack of specific guidance makes the tax treatment of preferred loans uncertain. In the event pertinent IRS guidelines are issued in the future, you may convert your preferred loan to a non-preferred loan. However, it is possible that, notwithstanding the conversion, some or all of the loan could be treated as a taxable withdrawal from the Policy.

Section 264 of the Code restricts the deduction of interest on Policy loans. Consumer interest paid on Policy loans under an individually owned Policy is not tax deductible. Generally, no tax deduction for interest is allowed on Policy loans if the Insured is an officer or employee of, or is financially interested in, any business carried on by the taxpayer. There is an exception to this rule which permits a deduction for interest on loans up to $50,000 related to any business-owned policies covering covering officers or 20-percent owners, up to a maximum equal to the greater of (1) five individuals, or (2) the lesser of (a) 5% of the total number of officers and employees of the corporation, or (b) 20 individuals.

MODIFIED ENDOWMENT CONTRACTS

The Technical and Miscellaneous Revenue Act of 1988 ("1988 Act") adversely affects the tax treatment of distributions under so-called "modified endowment contracts." Under the 1988 Act, any life insurance policy, including the Policy offered by this Prospectus, that fails to satisfy a "seven-pay" test is considered a modified endowment contract. A policy fails to satisfy the seven-pay test if the cumulative premiums paid under the policy at any time during the first seven policy years or within seven years of a material change in the policy exceeds the sum of the net level premiums that would have been paid, had the policy provided for paid-up future benefits after the payment of seven level annual premiums. In addition, if benefits are reduced at anytime during the life of the Contract, there may be adverse tax consequences. Please consult your tax adviser.

If a policy is considered a modified endowment contract, all distributions under the policy will be taxed on an "income-first" basis. Most distributions received by a policyowner directly or indirectly (including loans, withdrawals, partial surrenders, or the assignment or pledge of any portion of the value of the policy) will be includible in gross income to the extent that the cash surrender value of the policy exceeds the policyowner's investment in the contract. Any additional amounts will be treated as a return of capital to the extent of the policyowner's basis in the policy. In addition, with certain exceptions, an additional 10% tax will be imposed on the portion of any distribution that is includible in income. All modified endowment contracts issued by the same insurance company to the same policyowner during any calendar period will be treated as a single modified endowment contract in determining taxable distributions.

Currently, each Policy is reviewed when premiums are received to determine if it satisfies the seven-pay test. If the Policy does not satisfy the seven-pay test, the Company will notify the Policyowner of the option of requesting a refund of the excess premium. The refund process must be completed within 60 days after the Policy anniversary, or the Policy will be permanently classified as a modified endowment contract.

ESTATE AND GENERATION-SKIPPING TAXES

When the last surviving Insured dies, the Death Proceeds will generally be includible in the Policyowner's estate for purposes of federal estate tax if the last surviving Insured owned the Policy. If the Policyowner was not the last surviving Insured, the fair market value of the Policy would be included in the Policyowner's estate upon the Policyowner's death. Nothing would be includible in the last surviving Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.

Federal estate tax is integrated with federal gift tax under a unified rate schedule. In general, estates with a value less than the united credit amount will not incur a federal estate tax liability. In addition, an unlimited marital deduction may be available for federal estate and gift tax purposes. The unlimited marital deduction permits the deferral of taxes until the death of the surviving spouse, when the death proceeds would be available to pay taxes due and other expenses incurred.

As a general rule, if an insured is the policyowner, and death proceeds are payable to a person two or more generations younger than the policyowner, a generation-skipping tax may be payable on the death proceeds at rates similar to the maximum estate tax rate in effect at the time. If the policyowner (whether or not he or she is an insured) transfers ownership of the policy to someone two or more generations younger, the transfer may be subject to the generation-skipping tax, the taxable amount being the value of the policy. (Such a transfer is unlikely but not impossible.) If the death proceeds are not includible in the insured's estate (because the insured retained no incidents of ownership and did not relinquish ownership within three years before death), the payment of the death proceeds to the beneficiary is not subject to the generation-skipping tax regardless of the beneficiary's generation. The generation-skipping tax provisions generally apply to transfers which would be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation-skipping tax exemption of $1 million. Because these rules are complex, the Policyowner should consult with a tax adviser for specific information where benefits are passing to younger generations.

                   MORE INFORMATION ABOUT THE GENERAL ACCOUNT

As discussed earlier, you may allocate Net Premiums and transfer Policy Value to the General Account. Because of exemption and exclusionary provisions in the securities laws, any amount in the General Account is not generally subject to regulation under the provisions of the 1933 Act or the 1940 Act. Accordingly, the disclosures in this section have not been reviewed by the SEC. Disclosures regarding the fixed portion of the Policy and the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws concerning the accuracy and completeness of statements made in prospectuses.

GENERAL DESCRIPTION

The General Account is made up of all of the general assets of the Company other than those allocated to any Separate Account. Allocations to the General Account become part of the assets of the Company and are used to support insurance and annuity obligations. Subject to applicable law, the Company has sole discretion over the investment of assets of the General Account.

A portion or all of Net Premiums may be allocated or transferred to accumulate at a fixed rate of interest in the General Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. The allocation or transfer of funds to the General Account does not entitle you to share in the investment experience of the General Account.

GENERAL ACCOUNT VALUE AND POLICY LOANS

The Company bears the full investment risk for amounts allocated to the General Account, and guarantees that interest credited to each Policyowner's Policy Value in the General Account will not be less than an annual rate of 4% ("Guaranteed Minimum Rate").

The Company may, at its sole discretion, credit a higher rate of interest ("excess interest"), although it is not obligated to credit interest in excess of 4% per year, and might not do so. However, the excess interest rate, if any, in effect on the date a premium is received at the Principal Office is guaranteed on that premium for one year, unless the Policy Value associated with the premium becomes security for a Policy loan. After such initial one-year guarantee of interest on Net Premium, any interest credited on the Policy's accumulated value in the General Account in excess of the guaranteed minimum rate per year will be determined in the sole discretion of the Company. You assume the risk that interest credited may not exceed the guaranteed minimum rate.

Even if excess interest is credited to accumulated value in the General Account, no excess interest will be credited to that portion of the Policy Value which is equal to Debt. Such Policy Value, however, will be credited interest at an effective annual yield of at least 6%.

The Company guarantees that, on each Monthly Payment Date, the Policy Value in the General Account will be the amount of the Net Premiums allocated or Policy Value transferred to the General Account, plus interest at an annual rate of 4%, plus any excess interest which the Company credits, less the sum of all Policy charges allocable to the General Account, and any amounts deducted from the General Account in connection with loans, partial withdrawals, surrenders or transfers.

Policy loans also may be made from the Policy Value in the General Account.

Transfers, surrenders, partial withdrawals, Death Proceeds and Policy loans payable from the General Account may be delayed up to six months. If payment is delayed for 30 days or more, however, the Company will pay interest at least equal to an effective annual yield of 3.5% for the period of deferment. Amounts from the General Account used to pay premiums on policies with the Company will not be delayed.

THE POLICY

This Prospectus describes an individual joint survivorship flexible premium variable life insurance policy, and is generally intended to serve as a disclosure document only for the aspects of the Policy relating to the Separate Account. For complete details regarding the General Account, see the Policy itself.

TRANSFERS, SURRENDERS, AND PARTIAL WITHDRAWALS

If the Policy is surrendered or if a partial withdrawal is made, a surrender charge or partial withdrawal charge, as applicable, may be imposed. In the event of a decrease in the Face Amount, the surrender charge deducted is a fraction of the charge that would apply to a full surrender of the Policy. Partial withdrawals are made on a last-in/first-out basis from Policy Value allocated to the General Account. This means that the last payments allocated to General Account will be withdrawn first.

The first 12 transfers in a Policy year are free of charge. Thereafter, a $10 transfer charge will be deducted for each transfer in that Policy year. The transfer privilege is subject to the consent of the Company and to the Company's then current rules.

                              FINANCIAL STATEMENTS

Financial statements for the Company and for the Separate Account are included in this Prospectus, beginning immediately after the Appendices. The financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligations under the Policy. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                                   APPENDIX A
                               OPTIONAL BENEFITS

This Appendix is intended to provide only a very brief overview of additional insurance benefits available by rider. For more information, your agent should be contacted.

The following supplemental benefits are available for issue under the Policies for an additional charge. CERTAIN OF THESE RIDERS MAY NOT BE AVAILABLE IN ALL STATES.

SPLIT OPTION RIDER/EXCHANGE OPTION RIDER

    This Rider, available only at Date of Issue, permits you to split the Policy into two life insurance policies, one covering each Insured singly, subject to Company guidelines.

OTHER INSURED RIDER

    This Rider provides a term insurance benefit for up to five Insureds. At present this benefit is only available for the spouse and minor children of either primary Insured. The rider includes a feature that allows you to convert the other-insured coverage to any permanent life insurance policy acceptable to the Company.

FOUR-YEAR TERM RIDER

    This Rider provides a term insurance benefit during the first four Policy years, payable upon the death of the last surviving Insured during the coverage period.

GUARANTEED DEATH BENEFIT RIDER

    This Rider, WHICH IS AVAILABLE ONLY AT DATE OF ISSUE, (a) guarantees that the Policy will not lapse regardless of the performance of the Separate Account, and (b) provides a guaranteed net death benefit.

                                   APPENDIX B
                                PAYMENT OPTIONS

Upon Written Request, the Surrender Value or all or part of the Death Proceeds may be placed under one or more of the payment options below or any other option offered by the Company. If you do not make an election, the Company will pay the benefits in a single sum. A certificate will be provided to the payee describing the payment option selected. If a payment option is selected, the Beneficiary may pay to the Company any amount that would otherwise be deducted from the Sum Insured.

The amounts payable under a payment option for each $1,000 value applied will be the greater of (a) the rate per $1,000 of value applied based on the Company's non-guaranteed current payment option rates for the Policies; or (b) the rate in the Policy for the applicable payment option.

The following payment options are currently available. The amounts payable under these options are paid from the General Account. None is based on the investment experience of the Separate Account.

    Option A:  PAYMENTS FOR A SPECIFIED NUMBER OF YEARS. The Company will make equal payments for any selected number of years (not greater than 30). Payments may be made annually, semi-annually, quarterly or monthly.

    Option B:  LIFETIME MONTHLY PAYMENTS. Payments are based on the payee's
               Age on the date the first payment will be made. One of three variations may be chosen. Depending upon this choice, payments will end:

          (a)  upon the death of the payee, with no further payments due
               (Life Annuity);

          (b) upon the death of the payee, but not before the sum of the payments made first equals or exceeds the amount applied under this option (Life Annuity with Installment Refund); or

          (c) upon the death of the payee, but not before a selected period (5, 10 or 20 years) has elapsed (Life Annuity with Period Certain).

    Option C:  INTEREST PAYMENTS. The Company will pay interest at a rate determined by the Company each year but which will not be less than 3.5%. Payments may be made annually, semi-annually, quarterly or monthly. Payments will end when the amount left with the Company has been withdrawn. However, payments will not continue after the death of the payee. Any unpaid balance plus accrued interest will be paid in a lump sum.

    Option D:  PAYMENTS FOR A SPECIFIED AMOUNT. Payments will be made until the unpaid balance is exhausted. Interest will be credited to the unpaid balance. The rate of interest will be determined by the Company each year but will not be less than 3.5%. Payments may be made annually, semi-annually, quarterly or monthly. The payment level selected must provide for the payment each year of at least 8% of the amount applied.

    Option E:  LIFETIME MONTHLY PAYMENTS FOR TWO PAYEES. One of three variations may be chosen. After the death of one payee, payments will continue to the survivor:

          (a)  in the same amount as the original amount;

          (b)  in an amount equal to 2/3 of the original amount; or

          (c)  in an amount equal to 1/2 of the original amount.

Payments are based on the payees' ages on the date the first payment is due. Payments will end upon the death of the surviving payee.

SELECTION OF PAYMENT OPTIONS

The amount applied under any one option for any one payee must be at least $5,000. The periodic payment for any one payee must be at least $50. Subject to the Policyowner's and/or the Beneficiary's provision, any option selection may be changed before the Death Proceeds become payable. If the Policyowner makes no selection, the Beneficiary may select an option when the Death Proceeds become payable.

If the amount of monthly income payments under Option B, choice (c) for the attained Age of the payee are the same for different periods certain, the Company will deem an election to have been made for the longest period certain which could have been elected for such Age and amount.

The Policyowner may give the Beneficiary the right to change from Option C or D to any other option at any time. If the payee selects Option C or D when this Policy becomes a claim, the right may be reserved to change to any other option. The payee who elects to change options must be a payee under the option selected.

ADDITIONAL DEPOSITS

An additional deposit may be made to any proceeds when they are applied under Option B or E. A charge not to exceed 3% will be made. The Company may limit the amount of this deposit.

RIGHTS AND LIMITATIONS

A payee does not have the right to assign any amount payable under any option. A payee does not have the right to commute any amount payable under Option B or E. A payee will have the right to commute any amount payable under Option A only if the right is reserved in the Written Request selecting the option. If the right to commute is exercised, the commuted values will be computed at the interest rates used to calculate the benefits. The amount left under Option C, and any unpaid balance under Option D, may be withdrawn by the payee only as set forth in the Written Request selecting the option.

A corporation or fiduciary payee may select only option A, C or D. Such selection will be subject to the consent of the Company.

PAYMENT DATES

The first payment under any option, except Option C, will be due on the date the Policy matures by death or otherwise, unless another date is designated. Payments under Option C begin at the end of the first payment period.

The last payment under any option will be made as stated in the description of that option. However, should a payee under Option B or E die prior to the due date of the second monthly payment, the amount applied less the first monthly payment will be paid in a lump sum or under any option other than Option E. A lump sum payment will be made to the surviving payee under Option E or the succeeding payee under Option B.

                                   APPENDIX C
                                 ILLUSTRATIONS
               SURRENDER VALUE, POLICY VALUES AND DEATH BENEFITS

The following tables illustrate the way in which the Sum Insured and the Policy Value could vary over an extended period of time.

ASSUMPTIONS

The tables illustrate a Policy issued on the lives of both Insureds, each Age 55, under a Standard Premium Class and qualifying for the non-smoker discount. The tables also illustrate the guaranteed cost of insurance rates and the current cost of insurance rates.

The tables illustrate the Policy Values that would result based upon the assumptions that no Policy loans have been made, that you have not requested an increase or decrease in the initial Face Amount, that no partial withdrawals have been made, and that no transfers above 12 have been made in any Policy year (so that no transaction or transfer charges have been incurred).

The tables assume that all premiums are allocated to and remain in the Separate Account for the entire period shown, and are based on hypothetical gross investment rates of return for the Underlying Fund (i.e., investment income and capital gains and losses, realized or unrealized) equivalent to constant gross (after tax) annual rates of 0%, 6%, and 12%. The second column of the tables shows the amount which would accumulate if the premiums were invested to earn interest (after taxes) at 5% compounded annually.

The Policy Values and Death Proceeds would be different from those shown if the gross annual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below such averages for individual Policy years. The values would also be different depending on the allocation of a Policy's total Policy Value among the Sub-Accounts of the Separate Account, if the actual rates of return averaged 0%, 6% or 12, but the rates of each Underlying Fund varied above and below such averages.

DEDUCTIONS FOR CHARGES

The amounts shown for the Death Proceeds and Policy Values take into account the deduction from premium for the tax expense charge, the Monthly Deduction from Policy Value. The amounts shown also take into account the daily charge against the Separate Account for mortality and expense risks and for the Separate Account administrative charge. In both the Current Cost of Insurance Charges illustrations and the Guaranteed Cost of Insurance Charges illustrations, the Separate Account charges currently are equivalent to an effective annual rate of 1.15% of the average daily value of the assets in the Separate Account in the first fifteen Policy Years, and 0.90% thereafter

The amounts shown in the tables also take into account the Underlying Fund advisory fees and operating expenses, which are assumed to be at an annual rate of 0.95% of the average daily net assets of the Underlying Funds. The actual fees and expenses of each Underlying Fund vary, and in 1999 ranged from an annual rate of 0.29% to an annual rate of 1.92% of average daily net assets. The fees and expenses associated with your Policy may be more or less than 0.95% in the aggregate, depending upon how you make allocations of Policy Value among the Sub-Accounts.

Until further notice, Allmerica Financial Investment Management Services, Inc. ("AFIMS") has declared a voluntary expense limitation of 1.50% of average net assets for Select International Equity Fund, 1.35% for Select Aggressive Growth Fund and Select Capital Appreciation Fund, 1.25% for Select Value Opportunity Fund, 1.20% for Select Growth Fund, 1.10% for Select Growth and Income Fund, 1.00% for Select Income

Fund, and 0.60% for Money Market Fund. The total operating expenses of these Funds of the Trust were less than their respective expense limitations throughout 1999.

Until further notice, AFIMS has declared a voluntary expense limitation of 1.20% of average daily net assets for the Select Strategic Growth Fund. In addition, AFIMS has agreed to voluntarily waive its management fee to the extent that expenses of the Select Emerging Markets Fund exceed 2.00% of the Fund's average daily net assets, except that such waiver shall not exceed the net amount of management fees earned by AFIMS from the Fund after subtracting fees paid by AFIMS to a sub-advisor. Until further notice, the Select Value Opportunity Fund's management fee rate has been voluntarily limited to an annual rate of 0.90% of average daily net assets, and total expenses are limited to 1.25% of average daily net assets. The declaration of a voluntary management fee or expense limitation in any year does not bind AFIMS to declare future expense limitations with respect to these Funds. These limitations may be terminated at any time.

The Underlying Fund information above was provided by the Underlying Funds and was not independently verified by the Company.

NET ANNUAL RATES OF INVESTMENT

Taking into account the Separate Account mortality and expense risk charge of 0.90%, the Separate Account administrative charge of 0.25% (for the first 15 years only), and the assumed 0.95% charge for Underlying Fund advisory fees and operating expenses, the gross annual rates of investment return of 0%, 6% and 12% correspond to net annual rates of -2.10%, 3.90% and 9.90%, respectively, during the first 15 Policy years and -1.85%, 4.15% and 10.15%, respectively, thereafter.

The hypothetical returns shown in the table do not reflect any charges for income taxes against the Separate Account since no charges are currently made. However, if in the future such charges are made, in order to produce illustrated death benefits and Policy Values, the gross annual investment rate of return would have to exceed 0%, 6% or 12% by a sufficient amount to cover the tax charges.

UPON REQUEST, THE COMPANY WILL PROVIDE A COMPARABLE ILLUSTRATION BASED UPON THE PROPOSED INSUREDS' AGES AND UNDERWRITING CLASSIFICATIONS, AND THE REQUESTED FACE AMOUNT, SUM INSURED OPTION, AND RIDERS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                          ALLMERICA SELECT INHEIRITAGE

                                      INSURED #1: UNISEX NON-SMOKER ISSUE AGE 55
                                      INSURED #2: UNISEX NON-SMOKER ISSUE AGE 55
                                                SPECIFIED FACE AMOUNT $1,000,000
                                                            SUM INSURED OPTION 1

                           CURRENT COST OF INSURANCE

                        PREMIUMS            HYPOTHETICAL 0%                    HYPOTHETICAL 6%
                        PAID PLUS       GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN
                        INTEREST    --------------------------------   --------------------------------
       POLICY             AT 5%     SURRENDER    POLICY      DEATH     SURRENDER    POLICY      DEATH
        YEAR            PER YEAR      VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT
---------------------   ---------   ---------   --------   ---------   ---------   --------   ---------
          1               10,500           0      9,235    1,000,000          0      9,804    1,000,000
          2               21,525       5,466     18,182    1,000,000      7,178     19,893    1,000,000
          3               33,101       7,836     26,836    1,000,000     11,269     30,269    1,000,000
          4               45,256      16,953     35,193    1,000,000     22,691     40,931    1,000,000
          5               58,019      26,151     43,251    1,000,000     34,782     51,882    1,000,000
          6               71,420      35,047     51,007    1,000,000     47,167     63,127    1,000,000
          7               85,491      43,636     58,456    1,000,000     59,847     74,667    1,000,000
          8              100,266      51,911     65,591    1,000,000     72,821     86,501    1,000,000
          9              115,779      59,860     72,400    1,000,000     86,084     98,624    1,000,000
         10              132,068      67,474     78,874    1,000,000     99,635    111,035    1,000,000
         11              149,171      75,772     84,892    1,000,000    114,502    123,622    1,000,000
         12              167,130      83,567     90,407    1,000,000    129,501    136,341    1,000,000
         13              185,986      90,811     95,371    1,000,000    144,589    149,149    1,000,000
         14              205,786      97,453     99,733    1,000,000    159,720    162,000    1,000,000
         15              226,575     103,434    103,434    1,000,000    174,837    174,837    1,000,000
         16              248,404     106,697    106,697    1,000,000    188,068    188,068    1,000,000
         17              271,324     109,102    109,102    1,000,000    201,156    201,156    1,000,000
         18              295,390     110,601    110,601    1,000,000    214,059    214,059    1,000,000
         19              320,660     110,977    110,977    1,000,000    226,587    226,587    1,000,000
         20              347,193     110,042    110,042    1,000,000    238,573    238,573    1,000,000
       Age 60             58,019      26,151     43,251    1,000,000     34,782     51,882    1,000,000
       Age 65            132,068      67,474     78,874    1,000,000     99,635    111,035    1,000,000
       Age 70            226,575     103,434    103,434    1,000,000    174,837    174,837    1,000,000
       Age 75            347,193     110,042    110,042    1,000,000    238,573    238,573    1,000,000

                               HYPOTHETICAL 12%
                           GROSS INVESTMENT RETURN
                       --------------------------------
       POLICY          SURRENDER    POLICY      DEATH
        YEAR             VALUE      VALUE      BENEFIT
---------------------  ---------   --------   ---------
          1                   0     10,373    1,000,000
          2               8,959     21,674    1,000,000
          3              14,982     33,982    1,000,000
          4              29,150     47,390    1,000,000
          5              44,896     61,996    1,000,000
          6              61,954     77,914    1,000,000
          7              80,447     95,267    1,000,000
          8             100,507    114,187    1,000,000
          9             122,277    134,817    1,000,000
         10             145,920    157,320    1,000,000
         11             172,649    181,769    1,000,000
         12             201,481    208,321    1,000,000
         13             232,598    237,158    1,000,000
         14             266,205    268,485    1,000,000
         15             302,532    302,532    1,000,000
         16             340,349    340,349    1,000,000
         17             381,578    381,578    1,000,000
         18             426,623    426,623    1,000,000
         19             475,842    475,842    1,000,000
         20             529,704    529,704    1,000,000
       Age 60            44,896     61,996    1,000,000
       Age 65           145,920    157,320    1,000,000
       Age 70           302,532    302,532    1,000,000
       Age 75           529,704    529,704    1,000,000

(1) Assumes a $10,000 premium is paid at the beginning of each Policy year and earns interest at 5% per year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Policy Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYOWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE SURRENDER VALUE OF UNITS, POLICY VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR POLICY VALUE TRANSFERRED TO THE FIXED ACCOUNT. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                          ALLMERICA SELECT INHEIRITAGE

                                      INSURED #1: UNISEX NON-SMOKER ISSUE AGE 55
                                      INSURED #1: UNISEX NON-SMOKER ISSUE AGE 55
                                                SPECIFIED FACE AMOUNT $1,000,000
                                                            SUM INSURED OPTION 1

                GUARANTEED MONTHLY INSURANCE PROTECTION CHARGES

                        PREMIUMS
                          PAID              HYPOTHETICAL 0%                    HYPOTHETICAL 6%
                          PLUS          GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN
                        INTEREST    --------------------------------   --------------------------------
       POLICY             AT 5%     SURRENDER    POLICY      DEATH     SURRENDER    POLICY      DEATH
        YEAR            PER YEAR      VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT
---------------------   ---------   ---------   --------   ---------   ---------   --------   ---------
          1               10,500           0      9,231    1,000,000          0      9,800    1,000,000
          2               21,525       5,442     18,158    1,000,000      7,153     19,869    1,000,000
          3               33,101       7,764     26,764    1,000,000     11,193     30,193    1,000,000
          4               45,256      16,789     35,029    1,000,000     22,515     40,755    1,000,000
          5               58,019      25,829     42,929    1,000,000     34,435     51,535    1,000,000
          6               71,420      34,474     50,434    1,000,000     46,543     62,503    1,000,000
          7               85,491      42,681     57,501    1,000,000     58,797     73,617    1,000,000
          8              100,266      50,397     64,077    1,000,000     71,144     84,824    1,000,000
          9              115,779      57,547     70,087    1,000,000     83,505     96,045    1,000,000
         10              132,068      64,040     75,440    1,000,000     95,784    107,184    1,000,000
         11              149,171      70,922     80,042    1,000,000    109,020    118,140    1,000,000
         12              167,130      76,940     83,780    1,000,000    121,951    128,791    1,000,000
         13              185,986      81,984     86,544    1,000,000    134,454    139,014    1,000,000
         14              205,786      85,929     88,209    1,000,000    146,389    148,669    1,000,000
         15              226,575      88,623     88,623    1,000,000    157,588    157,588    1,000,000
         16              248,404      87,805     87,805    1,000,000    165,950    165,950    1,000,000
         17              271,324      85,137     85,137    1,000,000    172,998    172,998    1,000,000
         18              295,390      80,415     80,415    1,000,000    178,499    178,499    1,000,000
         19              320,660      73,047     73,047    1,000,000    181,861    181,861    1,000,000
         20              347,193      62,434     62,434    1,000,000    182,470    182,470    1,000,000
       Age 60             58,019      25,829     42,929    1,000,000     34,435     51,535    1,000,000
       Age 65            132,068      64,040     75,440    1,000,000     95,784    107,184    1,000,000
       Age 70            226,575      88,623     88,623    1,000,000    157,588    157,588    1,000,000
       Age 75            347,193      62,434     62,434    1,000,000    182,470    182,470    1,000,000


                               HYPOTHETICAL 12%
                           GROSS INVESTMENT RETURN
                       --------------------------------
       POLICY          SURRENDER    POLICY      DEATH
        YEAR             VALUE      VALUE      BENEFIT
---------------------  ---------   --------   ---------
          1                   0     10,369    1,000,000
          2               8,933     21,648    1,000,000
          3              14,902     33,902    1,000,000
          4              28,963     47,203    1,000,000
          5              44,522     61,622    1,000,000
          6              61,275     77,235    1,000,000
          7              79,295     94,115    1,000,000
          8              98,652    112,332    1,000,000
          9             119,404    131,944    1,000,000
         10             141,609    153,009    1,000,000
         11             166,470    175,590    1,000,000
         12             192,915    199,755    1,000,000
         13             221,029    225,589    1,000,000
         14             250,914    253,194    1,000,000
         15             282,679    282,679    1,000,000
         16             314,864    314,864    1,000,000
         17             349,204    349,204    1,000,000
         18             385,944    385,944    1,000,000
         19             425,142    425,142    1,000,000
         20             466,982    466,982    1,000,000
       Age 60            44,522     61,622    1,000,000
       Age 65           141,609    153,009    1,000,000
       Age 70           282,679    282,679    1,000,000
       Age 75           466,982    466,982    1,000,000

(1) Assumes a $10,000 premium is paid at the beginning of each Policy year. Premiums + Interest column assumes premiums paid at 5% per year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Policy Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYOWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE SURRENDER VALUE OF UNITS, POLICY VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR POLICY VALUE TRANSFERRED TO THE FIXED ACCOUNT. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                          ALLMERICA SELECT INHEIRITAGE

                                      INSURED #1: UNISEX NON-SMOKER ISSUE AGE 55
                                      INSURED #1: UNISEX NON-SMOKER ISSUE AGE 55
                                                SPECIFIED FACE AMOUNT $1,000,000
                                                            SUM INSURED OPTION 2

                       CURRENT COST OF INSURANCE CHARGES

                        PREMIUMS
                          PAID              HYPOTHETICAL 0%                    HYPOTHETICAL 6%
                          PLUS          GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN
                        INTEREST    --------------------------------   --------------------------------
       POLICY             AT 5%     SURRENDER    POLICY      DEATH     SURRENDER    POLICY      DEATH
        YEAR            PER YEAR      VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT
---------------------   ---------   ---------   --------   ---------   ---------   --------   ---------
          1               10,500           0      9,234    1,009,234          0      9,804    1,009,804
          2               21,525       5,463     18,179    1,018,179      7,175     19,890    1,019,890
          3               33,101       7,826     26,826    1,026,826     11,257     30,257    1,030,257
          4               45,256      16,930     35,170    1,035,170     22,664     40,904    1,040,904
          5               58,019      26,106     43,206    1,043,206     34,727     51,827    1,051,827
          6               71,420      34,969     50,929    1,050,929     47,069     63,029    1,063,029
          7               85,491      43,512     58,332    1,058,332     59,683     74,503    1,074,503
          8              100,266      51,724     65,404    1,065,404     72,564     86,244    1,086,244
          9              115,779      59,590     72,130    1,072,130     85,699     98,239    1,098,239
         10              132,068      67,097     78,497    1,078,497     99,077    110,477    1,110,477
         11              149,171      75,251     84,371    1,084,371    113,702    122,822    1,122,822
         12              167,130      82,854     89,694    1,089,694    128,366    135,206    1,135,206
         13              185,986      89,851     94,411    1,094,411    143,002    147,562    1,147,562
         14              205,786      96,181     98,461    1,098,461    157,534    159,814    1,159,814
         15              226,575     101,773    101,773    1,101,773    171,869    171,869    1,171,869
         16              248,404     104,557    104,557    1,104,557    184,087    184,087    1,184,087
         17              271,324     106,375    106,375    1,106,375    195,868    195,868    1,195,868
         18              295,390     107,172    107,172    1,107,172    207,119    207,119    1,207,119
         19              320,660     106,710    106,710    1,106,710    217,551    217,551    1,217,551
         20              347,193     104,784    104,784    1,104,784    226,895    226,895    1,226,895
       Age 60             58,019      26,106     43,206    1,043,206     34,727     51,827    1,051,827
       Age 65            132,068      67,097     78,497    1,078,497     99,077    110,477    1,110,477
       Age 70            226,575     101,773    101,773    1,101,773    171,869    171,869    1,171,869
       Age 75            347,193     104,784    104,784    1,104,784    226,895    226,895    1,226,895


                               HYPOTHETICAL 12%
                           GROSS INVESTMENT RETURN
                       --------------------------------
       POLICY          SURRENDER    POLICY      DEATH
        YEAR             VALUE      VALUE      BENEFIT
---------------------  ---------   --------   ---------
          1                   0     10,373    1,010,373
          2               8,955     21,670    1,021,670
          3              14,970     33,970    1,033,970
          4              29,118     47,358    1,047,358
          5              44,829     61,929    1,061,929
          6              61,830     77,790    1,077,790
          7              80,232     95,052    1,095,052
          8             100,157    113,837    1,113,837
          9             121,731    134,271    1,134,271
         10             145,096    156,496    1,156,496
         11             171,420    180,540    1,180,540
         12             199,667    206,507    1,206,507
         13             229,959    234,519    1,234,519
         14             262,420    264,700    1,264,700
         15             297,173    297,173    1,297,173
         16             332,842    332,842    1,332,842
         17             371,160    371,160    1,371,160
         18             412,315    412,315    1,412,315
         19             456,323    456,323    1,456,323
         20             503,228    503,228    1,503,228
       Age 60            44,829     61,929    1,061,929
       Age 65           145,096    156,496    1,156,496
       Age 70           297,173    297,173    1,297,173
       Age 75           503,228    503,228    1,503,228

(1) Assumes a $10,000 premium is paid at the beginning of each Policy year and earns interest at 5% per year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Policy Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYOWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE SURRENDER VALUE OF UNITS, POLICY VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR POLICY VALUE TRANSFERRED TO THE FIXED ACCOUNT. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                          ALLMERICA SELECT INHEIRITAGE

                                      INSURED #1: UNISEX NON-SMOKER ISSUE AGE 55
                                      INSURED #1: UNISEX NON-SMOKER ISSUE AGE 55
                                                SPECIFIED FACE AMOUNT $1,000,000
                                                            SUM INSURED OPTION 2

                      GUARANTEED COST OF INSURANCE CHARGES

                        PREMIUMS            HYPOTHETICAL 0%                    HYPOTHETICAL 6%
                        PAID PLUS       GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN
                        INTEREST    --------------------------------   --------------------------------
       POLICY             AT 5%     SURRENDER    POLICY      DEATH     SURRENDER    POLICY      DEATH
        YEAR            PER YEAR      VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT
---------------------   ---------   ---------   --------   ---------   ---------   --------   ---------
          1               10,500           0      9,230    1,009,230          0      9,799    1,009,799
          2               21,525       5,439     18,154    1,018,154      7,150     19,865    1,019,865
          3               33,101       7,752     26,752    1,026,752     11,179     30,179    1,030,179
          4               45,256      16,761     35,001    1,035,001     22,482     40,722    1,040,722
          5               58,019      25,772     42,872    1,042,872     34,366     51,466    1,051,466
          6               71,420      34,371     50,331    1,050,331     46,412     62,372    1,062,372
          7               85,491      42,508     57,328    1,057,328     58,569     73,389    1,073,389
          8              100,266      50,123     63,803    1,063,803     70,768     84,448    1,084,448
          9              115,779      57,129     69,669    1,069,669     82,911     95,451    1,095,451
         10              132,068      63,424     74,824    1,074,824     94,875    106,275    1,106,275
         11              149,171      70,040     79,160    1,079,160    107,667    116,787    1,116,787
         12              167,130      75,710     82,550    1,082,550    119,986    126,826    1,126,826
         13              185,986      80,309     84,869    1,084,869    131,664    136,224    1,136,224
         14              205,786      83,698     85,978    1,085,978    142,510    144,790    1,144,790
         15              226,575      85,715     85,715    1,085,715    152,296    152,296    1,152,296
         16              248,404      84,078     84,078    1,084,078    158,829    158,829    1,158,829
         17              271,324      80,434     80,434    1,080,434    163,530    163,530    1,163,530
         18              295,390      74,596     74,596    1,074,596    166,091    166,091    1,166,091
         19              320,660      65,976     65,976    1,065,976    165,773    165,773    1,165,773
         20              347,193      54,025     54,025    1,054,025    161,838    161,838    1,161,838
       Age 60             58,019      25,772     42,872    1,042,872     34,366     51,466    1,051,466
       Age 65            132,068      63,424     74,824    1,074,824     94,875    106,275    1,106,275
       Age 70            226,575      85,715     85,715    1,085,715    152,296    152,296    1,152,296
       Age 75            347,193      54,025     54,025    1,054,025    161,838    161,838    1,161,838

                               HYPOTHETICAL 12%
                           GROSS INVESTMENT RETURN
                       --------------------------------
       POLICY          SURRENDER    POLICY      DEATH
        YEAR             VALUE      VALUE      BENEFIT
---------------------  ---------   --------   ---------
          1                   0     10,368    1,010,368
          2               8,929     21,644    1,021,644
          3              14,888     33,888    1,033,888
          4              28,924     47,164    1,047,164
          5              44,437     61,537    1,061,537
          6              61,110     77,070    1,077,070
          7              78,996     93,816    1,093,816
          8              98,140    111,820    1,111,820
          9             118,563    131,103    1,131,103
         10             140,269    151,669    1,151,669
         11             164,393    173,513    1,173,513
         12             189,770    196,610    1,196,610
         13             216,368    220,928    1,220,928
         14             244,138    246,418    1,246,418
         15             272,994    272,994    1,272,994
         16             301,186    301,186    1,301,186
         17             330,070    330,070    1,330,070
         18             359,479    359,479    1,359,479
         19             388,794    388,794    1,388,794
         20             417,369    417,369    1,417,369
       Age 60            44,437     61,537    1,061,537
       Age 65           140,269    151,669    1,151,669
       Age 70           272,994    272,994    1,272,994
       Age 75           417,369    417,369    1,417,369

(1) Assumes a $10,000 premium is paid at the beginning of each Policy year and earns interest at 5% per year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to apse because of insufficient Policy Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYOWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE SURRENDER VALUE OF UNITS, POLICY VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR POLICY VALUE TRANSFERRED TO THE FIXED ACCOUNT. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                   APPENDIX D
                    CALCULATION OF MAXIMUM SURRENDER CHARGES

A separate surrender charge is calculated upon issuance of the Policy and upon each increase in the Face Amount. The maximum surrender charge is equal to the sum of (a) plus (b), where (a) is a deferred administrative charge equal to $8.50 per $1,000 of initial Face Amount (or Face Amount increase), and (b) is a deferred sales charge of 48% of premiums received up to a maximum number of Guideline Annual Premiums (GAPs), based on the joint life expectancy of both Insureds, subject to the deferred sales charge that varies as shown below by average issue Age or average Age at time of increase, as applicable:

APPLICABLE AGE   MAXIMUM GAPS
--------------  ---------------
     5-75            1.95
      76             1.92
      77             1.81
      78             1.69
      79             1.60
      80             1.50
      81             1.40
      82             1.31

A further limitation is imposed based on the Standard Nonforfeiture Law of each state. The maximum surrender charges upon issuance of the Policy and upon each increase in the Face Amount are shown in the table below. During the first two Policy years following issue or an increase in the Face Amount, the actual surrender charge may be less than the maximum. See CHARGES AND DEDUCTIONS -- "Surrender Charge."

The maximum surrender charge initially remains level for 40 months, declines by one-half of one percent of the initial amount for 80 months, and then declines by one percent each month thereafter, reaching zero at the end of 180 Policy months (15 Policy years).

The factors used in calculating the maximum surrender charges vary with the issue Age of the younger Insured as indicated in the table that follows.

            INITIAL MAXIMUM SURRENDER CHARGE PER $1,000 FACE AMOUNT

Younger    Initial    Younger    Initial    Younger    Initial
 Issue    Surrender    Issue    Surrender    Issue    Surrender
  Age      Charge       Age      Charge       Age      Charge
-------   ---------   -------   ---------   -------   ---------

   5        5.00        31         9.40       57        21.00
   6        5.00        32         9.80       58        22.00
   7        5.00        33        10.20       59        23.00
   8        5.00        34        10.60       60        24.00
   9        5.00        35        11.00       61        25.00
  10        5.00        36        11.40       62        26.00
  11        5.00        37        11.80       63        27.00
  12        5.00        38        12.20       64        28.00
  13        5.00        39        12.60       65        29.00
  14        5.00        40        13.00       66        30.00
  15        5.00        41        13.40       67        31.00
  16        5.00        42        13.80       68        32.00
  17        5.00        43        14.20       69        33.00
  18        5.00        44        14.60       70        34.00
  19        5.00        45        15.00       71        35.00
  20        5.00        46        15.40       72        35.00
  21        5.40        47        15.80       73        35.00

Younger    Initial    Younger    Initial    Younger    Initial
 Issue    Surrender    Issue    Surrender    Issue    Surrender
  Age      Charge       Age      Charge       Age      Charge
-------   ---------   -------   ---------   -------   ---------
  22        5.80        48        16.20       74        35.00
  23        6.20        49        16.60       75        35.00
  24        6.60        50        17.00       76        35.00
  25        7.00        51        17.40       77        35.00
  26        7.40        52        17.80       78        35.00
  27        7.80        53        18.20       79        35.00
  28        8.20        54        18.60       80        35.00
  29        8.60        55        19.00
  30        9.00        56        20.00

                                    EXAMPLES

For the purposes of these examples, assume that two non-smokers, each Age 55, are covered as the Insureds under a $1,000,000 Policy. In this example the Guideline Annual Premium ("GAP") equals $16,861.10. The maximum surrender charge for the Policy is calculated as follows:

    (a) Deferred Administrative Charge                                 $8,500.00
        ($8.50/$1,000 of Face Amount)

    (b) Deferred Sales Charge                                         $15,781.99
        (48% X 1.95 GAPs)

                                                                    ------------

           TOTAL                                                      $24,281.99

           Maximum Surrender Charge per Table (19.00 X 1,000)         $19,000.00

During the first two Policy years after the Date of Issue, the actual surrender charge is the smaller of the maximum surrender charge and the following sum:

    (a) Deferred Administrative Charge                                 $8,500.00
        ($8.50/$1,000 of Face Amount)

    (b) Deferred Sales Charge                                             Varies
        (not to exceed 25% of Premiums received, up to one GAP, but less than the maximum number of GAPs subject to the deferred sales charge)

                                                            --------------------

                                                              Sum of (a) and (b)

The maximum surrender charge is $19,000. All premiums are associated with the initial Face Amount unless the Face Amount is increased.

EXAMPLE 1:

Assume the Policyowner surrenders the Policy in the 10th policy month, having paid total premiums of $7,500. The actual surrender charge would be $10,375.

EXAMPLE 2:

Assume the Policyowner surrenders the Policy in the 120th month. After the 40th Policy month, the maximum surrender charge decreases by 0.5% per month during this period ($95 per month in this example). In this example, the maximum surrender charge would be $11,400.

                                   APPENDIX E
                            PERFORMANCE INFORMATION

The Policies were first offered to the public in 1994. The Company, however, may advertise "Total Return" and "Average Annual Total Return" performance information based on the periods that the Sub-Accounts have been in existence (Tables 1(A) and 1(B)), and based on the periods that the Underlying Funds have been in existence (Tables II(A) and II(B)). The results for any period prior to the Policies being offered will be calculated as if the Policies had been offered during that period of time, with all charges assumed to be those applicable to the Sub-Accounts, the Underlying Funds, and (in TABLES I(A) and II(A)) under a "representative" Policy that is surrendered at the end of the applicable period. For more information on charges under the Policy, see CHARGES AND DEDUCTIONS.

Performance information may be compared, in reports and promotional literature, to: (1) the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Shearson Lehman Aggregate Bond Index, or other unmanaged indices so that investors may compare results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (2) other groups of variable life separate accounts or other investment products tracked by Lipper Inc., a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, such as Morningstar, Inc., who rank such investment products on overall performance or other criteria; or
(3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment. Unmanaged indices may assume the reinvestment of dividends, but generally do not reflect deductions for administrative and management costs and expenses.

At times, the Company also may advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Services ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P"), and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinions of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues, and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Funds.

The Company may provide information on various topics of interest to Policyowners and prospective Policyowners in sales literature, periodic publications or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar-cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments.

In each Table below, "One-Year Total Return" refers to the total of the income generated by a Sub-Account, based on certain charges and assumptions as described in the respective Tables, for the one-year period ended December 31, 1999. "Average Annual Total Return" is based on the same charges and assumptions, but reflects the hypothetical annually compounded return that would have produced the same cumulative return if the Sub-Account's performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in annual performance return, they are not the same as actual year-by-year results.

                                   TABLE I(A)
       AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31, 1999
                      SINCE INCEPTION OF THE SUB-ACCOUNTS
            NET OF ALL CHARGES AND ASSUMING SURRENDER OF THE POLICY

The following performance information is based on the periods that the Sub-Accounts have been in existence. The data is net of expenses of the Underlying Funds, all Sub-Account charges, and all Policy charges (including surrender charges) for a representative Policy. It is assumed that the Insureds are male, Age 45, standard (nonsmoker) Premium Class, and female, Age 43, standard (nonsmoker) Premium Class, that the Face Amount of the Policy is $500,000, that an annual premium payment of $5,500 (approximately one Guideline Annual Premium) was made at the beginning of each Policy year, that ALL premiums were allocated to EACH Sub-Account individually, and that there was a full surrender of the Policy at the end of the applicable period.

                                                                                                  10 YEARS
                                                          ONE-YEAR                               OR LIFE OF
                                                            TOTAL                   5            SUB-ACCOUNT
UNDERLYING FUND                                             RETURN                YEARS           (IF LESS)
Select Emerging Markets Fund                                -41.53%                N/A             -33.28%
Select International Equity Fund                            -73.41%               9.35%              7.70%
T. Rowe Price International Stock Portfolio                 -71.91%                N/A               3.84%
Select Aggressive Growth Fund                               -66.90%              14.72%             12.57%
Select Capital Appreciation Fund                            -79.37%                N/A              10.98%
Select Value Opportunity Fund                              -100.00%               3.58%              3.10%
Select Growth Fund                                          -75.21%              21.05%             19.08%
Select Strategic Growth Fund                                -88.08%                N/A             -43.21%
Fidelity VIP Growth Portfolio                               -68.05%              21.76%             20.77%
Select Growth and Income Fund                               -85.86%              12.90%             12.15%
Fidelity VIP Equity-Income Portfolio                        -97.20%               9.41%              9.94%
Fidelity VIP High Income Portfolio                          -95.49%               0.44%              0.80%
Select Income Fund                                         -100.00%                N/A             -25.14%
Money Market Fund                                           -98.27%              -6.05%             -4.23%

The inception dates for the Sub-Accounts are: 4/25/94 for Select Aggressive Growth; 4/29/94 for Fidelity VIP Equity-Income; 5/1/94 for Select Growth and Income; 5/3/94 for Select International Equity; 5/11/94 for Fidelity VIP Growth; 5/12/94 for Fidelity VIP High Income; 5/19/94 for Select Growth; 5/26/94 for Money Market; 6/1/94 for Select Value Opportunity; 4/30/95 for Select Capital Appreciation; 6/30/95 for T. Rowe Price International Stock; 1/21/97 for Select Income; and 2/20/98 for Select Emerging Markets and Select Strategic Growth.

PERFORMANCE INFORMATION REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT DURING THE PARTICULAR TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. ONE-YEAR TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES, CHARACTERISTICS AND QUALITY OF THE PORTFOLIO OF THE UNDERLYING FUND IN WHICH A SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

                                   TABLE I(B)
       AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31, 1999
                      SINCE INCEPTION OF THE SUB-ACCOUNTS
             EXCLUDING MONTHLY POLICY CHARGES AND SURRENDER CHARGES

The following performance information is based on the periods that the Sub-Accounts have been in existence. The performance information is net of total Underlying Fund expenses and all Sub-Account charges. THE DATA DOES NOT REFLECT MONTHLY CHARGES UNDER THE POLICY OR SURRENDER CHARGES. It is assumed that an annual premium payment of $5,500 (approximately one Guideline Annual Premium) was made at the beginning of each Policy year, and that ALL premiums were allocated to each Sub-Account individually.

                                                                                                  10 YEARS
                                                           ONE-YEAR                              OR LIFE OF
                                                            TOTAL                 5              SUB-ACCOUNT
UNDERLYING FUND                                             RETURN              YEARS             (IF LESS)
Select Emerging Markets Fund                                63.82%               N/A                13.89%
Select International Equity Fund                            30.20%              17.21%              14.18%
T. Rowe Price International Stock Portfolio                 31.79%               N/A                14.69%
Select Aggressive Growth Fund                               37.07%              21.93%              18.45%
Select Capital Appreciation Fund                            23.92%               N/A                20.03%
Select Value Opportunity Fund                               -5.79%              12.24%              10.38%
Select Growth Fund                                          28.31%              27.61%              24.49%
Select Strategic Growth Fund                                14.73%               N/A                 5.68%
Fidelity VIP Growth Portfolio                               35.86%              28.26%              25.99%
Select Growth and Income Fund                               17.07%              20.32%              18.11%
Fidelity VIP Equity-Income Portfolio                         5.11%              17.26%              16.13%
Fidelity VIP High Income Portfolio                           6.91%               9.60%               8.27%
Select Income Fund                                          -1.99%               N/A                 3.97%
Money Market Fund                                            3.98%               4.27%               4.16%

The inception dates for the Sub-Accounts are: 4/25/94 for Select Aggressive Growth; 4/29/94 for Fidelity VIP Equity-Income; 5/1/94 for Select Growth and Income; 5/3/94 for Select International Equity; 5/11/94 for Fidelity VIP Growth; 5/12/94 for Fidelity VIP High Income; 5/19/94 for Select Growth; 5/26/94 for Money Market; 6/1/94 for Select Value Opportunity; 4/30/95 for Select Capital Appreciation; 6/30/95 for T. Rowe Price International Stock; 1/21/97 for Select Income; and 2/20/98 for Select Emerging Markets and Select Strategic Growth.

PERFORMANCE INFORMATION REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT DURING THE PARTICULAR TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. ONE-YEAR TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS, AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES, CHARACTERISTICS AND QUALITY OF THE PORTFOLIO OF THE UNDERLYING FUND IN WHICH A SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

                                  TABLE II(A)
       AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31, 1999
                    SINCE INCEPTION OF THE UNDERLYING FUNDS
            NET OF ALL CHARGES AND ASSUMING SURRENDER OF THE POLICY

The following performance information is based on the periods that the Underlying Funds have been in existence. The data is net of expenses of the Underlying Funds, all Sub-Account charges, and all Policy charges (including surrender charges) for a representative Policy. It is assumed that the Insureds are male, Age 45, standard (nonsmoker) Premium Class, and female, Age 43, standard (nonsmoker) Premium Class, that the Face Amount of the Policy is $500,000, that an annual premium payment of $5,500 (approximately one Guideline Annual Premium) was made at the beginning of each Policy year, that ALL premiums were allocated to each Sub-Account individually, and that there was a full surrender of the Policy at the end of the applicable period.

                                                                                                  10 YEARS
                                                          ONE-YEAR                                 OR LIFE
                                                            TOTAL                5                 OF FUND
UNDERLYING FUND                                             RETURN             YEARS              (IF LESS)
Select Emerging Markets Fund                                -41.53%             N/A                -33.28%
Select International Equity Fund                            -73.41%            9.35%                 7.70%
T. Rowe Price International Stock Portfolio                 -71.91%            5.50%                 5.62%
Select Aggressive Growth Fund                               -66.90%           14.72%                16.15%
Select Capital Appreciation Fund                            -79.37%             N/A                 10.98%
Select Value Opportunity Fund                              -100.00%            3.58%                 5.39%
Select Growth Fund                                          -75.21%           21.05%                16.00%
Select Strategic Growth Fund                                -88.08%             N/A                -43.21%
Fidelity VIP Growth Portfolio                               -68.05%           21.76%                16.91%
Select Growth and Income Fund                               -85.86%           12.90%                11.05%
Fidelity VIP Equity-Income Portfolio                        -97.20%            9.41%                11.38%
Fidelity VIP High Income Portfolio                          -95.49%            0.44%                 9.15%
Select Income Fund                                         -100.00%           -4.20%                -0.33%
Money Market Fund                                           -98.27%           -6.05%                 1.50%

The inception dates for the Underlying Funds are: 4/29/85 for Money Market; 9/19/85 for Fidelity VIP High Income; 10/9/86 for Fidelity VIP Equity-Income and Fidelity VIP Growth; 8/21/92 for Select Aggressive Growth, Select Growth, Select Growth Income, and Select Income; 4/30/93 for Select Value Opportunity; 3/31/94 for T. Rowe Price International Stock; 5/2/94 for Select International Equity; and 4/28/95 for the Select Capital Appreciation; and 2/20/98 for Select Emerging Markets and Select Strategic Growth.

PERFORMANCE INFORMATION REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT DURING THE PARTICULAR TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. ONE-YEAR TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES, CHARACTERISTICS AND QUALITY OF THE PORTFOLIO OF THE UNDERLYING FUND IN WHICH A SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

                                  TABLE II(B)
       AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31, 1999
                    SINCE INCEPTION OF THE UNDERLYING FUNDS
             EXCLUDING MONTHLY POLICY CHARGES AND SURRENDER CHARGES

The following performance information is based on the periods that the Underlying Funds have been in existence. The performance information is net of total Underlying Fund expenses and all Sub-Account charges. THE DATA DOES NOT REFLECT MONTHLY CHARGES UNDER THE POLICY OR SURRENDER CHARGES. It is assumed that an annual premium payment of $5,500 (approximately one Guideline Annual Premium) was made at the beginning of each Policy year and that ALL premiums were allocated to each Sub-Account individually.

                                                                                                  10 YEARS
                                                          ONE-YEAR                                 OR LIFE
                                                            TOTAL                5                 OF FUND
UNDERLYING FUND                                             RETURN             YEARS              (IF LESS)
Select Emerging Markets Fund                                63.82%              N/A                 13.89%
Select International Equity Fund                            30.20%             17.21%               14.17%
T. Rowe Price International Stock Portfolio                 31.79%             13.88%               12.13%
Select Aggressive Growth Fund                               37.07%             21.93%               19.33%
Select Capital Appreciation Fund                            23.92%              N/A                 20.03%
Select Value Opportunity Fund                               -5.79%             12.24%               10.30%
Select Growth Fund                                          28.31%             27.61%               19.19%
Select Strategic Growth Fund                                14.73%              N/A                  5.68%
Fidelity VIP Growth Portfolio                               35.86%             28.26%               18.58%
Select Growth and Income Fund                               17.07%             20.32%               14.59%
Fidelity VIP Equity-Income Portfolio                         5.11%             17.26%               13.28%
Fidelity VIP High Income Portfolio                           6.91%              9.60%               11.16%
Select Income Fund                                          -1.99%              5.77%                4.36%
Money Market Fund                                            3.98%              4.27%                4.04%

The inception dates for the Underlying Funds are: 4/29/85 for Money Market; 9/19/85 for Fidelity VIP High Income; 10/9/86 for Fidelity VIP Equity-Income and Fidelity VIP Growth; 8/21/92 for Select Aggressive Growth, Select Growth, Select Growth and Income, and Select Income; 4/30/93 for Select Value Opportunity; 3/31/94 for T. Rowe Price International Stock; 5/2/94 for Select International Equity; and 4/28/95 for the Select Capital Appreciation; and 2/20/98 for Select Emerging Markets and Select Strategic Growth.

PERFORMANCE INFORMATION REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT DURING THE PARTICULAR TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. ONE-YEAR TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES, CHARACTERISTICS AND QUALITY OF THE PORTFOLIO OF THE UNDERLYING FUND IN WHICH A SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

ALLMERICA FINANCIAL
LIFE INSURANCE AND
ANNUITY COMPANY

CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 1999

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of Allmerica Financial Life Insurance and Annuity Company

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income, shareholder's equity and cash flows present fairly, in all material respects, the financial position of Allmerica Financial Life Insurance and Annuity Company (the "Company") at December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

/s/ PRICEWATERHOUSECOOPERS LLP

Boston, Massachusetts
February 1, 2000

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                       CONSOLIDATED STATEMENTS OF INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                     1999    1998    1997
 -------------                                     ----    ----    ----
 REVENUES
     Premiums...................................  $  0.5  $  0.5  $ 22.8
     Universal life and investment product
       policy fees..............................   328.1   267.4   212.2
     Net investment income......................   150.2   151.3   164.2
     Net realized investment (losses) gains.....    (8.7)   20.0     2.9
     Other income...............................    36.9     0.6     1.4
                                                  ------  ------  ------
         Total revenues.........................   507.0   439.8   403.5
                                                  ------  ------  ------
 BENEFITS, LOSSES AND EXPENSES
     Policy benefits, claims and losses.........   173.6   153.9   187.8
     Policy acquisition expenses................    49.8    64.6     2.8
     Sales practice litigation..................    --      21.0    --
     Loss from cession of disability income
       business.................................    --      --      53.9
     Other operating expenses...................   151.3   104.1   101.3
                                                  ------  ------  ------
         Total benefits, losses and expenses....   374.7   343.6   345.8
                                                  ------  ------  ------
 Income before federal income taxes.............   132.3    96.2    57.7
                                                  ------  ------  ------
 FEDERAL INCOME TAX EXPENSE
     Current....................................    15.5    22.1    13.9
     Deferred...................................    30.5    11.8     7.1
                                                  ------  ------  ------
         Total federal income tax expense.......    46.0    33.9    21.0
                                                  ------  ------  ------
 Net income.....................................  $ 86.3  $ 62.3  $ 36.7
                                                  ======  ======  ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                          CONSOLIDATED BALANCE SHEETS

 DECEMBER 31,
 (IN MILLIONS, EXCEPT PER SHARE DATA)                        1999       1998
 ------------------------------------                      ---------  ---------
 ASSETS
   Investments:
     Fixed maturities at fair value (amortized cost of
       $1,354.2 and $1,284.6)............................  $ 1,324.6  $ 1,330.4
     Equity securities at fair value (cost of $25.2 and
       $27.4)............................................       32.6       31.8
     Mortgage loans......................................      223.7      230.0
     Policy loans........................................      166.8      151.5
     Real estate and other long-term investments.........       25.1       23.6
                                                           ---------  ---------
         Total investments...............................    1,772.8    1,767.3
                                                           ---------  ---------
   Cash and cash equivalents.............................      132.9      217.9
   Accrued investment income.............................       36.0       33.5
   Deferred policy acquisition costs.....................    1,156.4      950.5
   Reinsurance receivable on paid and unpaid losses,
     benefits and unearned premiums......................      287.2      308.0
   Other assets..........................................       64.8       46.9
   Separate account assets...............................   14,527.9   11,020.4
                                                           ---------  ---------
         Total assets....................................  $17,978.0  $14,344.5
                                                           =========  =========
 LIABILITIES
   Policy liabilities and accruals:
     Future policy benefits..............................  $ 2,274.7  $ 2,284.8
     Outstanding claims and losses.......................       13.7       17.9
     Unearned premiums...................................        2.6        2.7
     Contractholder deposit funds and other policy
       liabilities.......................................       44.3       38.1
                                                           ---------  ---------
         Total policy liabilities and accruals...........    2,335.3    2,343.5
                                                           ---------  ---------
   Expenses and taxes payable............................      216.8      146.2
   Reinsurance premiums payable..........................       17.9       45.7
   Deferred federal income taxes.........................       94.8       78.8
   Separate account liabilities..........................   14,527.9   11,020.4
                                                           ---------  ---------
         Total liabilities...............................   17,192.7   13,634.6
                                                           ---------  ---------
   Contingencies (Note 12)
 SHAREHOLDER'S EQUITY
   Common stock, $1,000 par value, 10,000 shares
     authorized, 2,526 and 2,524 shares, issued and
     outstanding.........................................        2.5        2.5
   Additional paid-in capital............................      423.7      407.9
   Accumulated other comprehensive (loss) income.........       (2.6)      24.1
   Retained earnings.....................................      361.7      275.4
                                                           ---------  ---------
         Total shareholder's equity......................      785.3      709.9
                                                           ---------  ---------
         Total liabilities and shareholder's equity......  $17,978.0  $14,344.5
                                                           =========  =========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                     1999     1998     1997
 -------------                                    -------  -------  -------
 COMMON STOCK...................................  $  2.5   $  2.5   $  2.5
                                                  ------   ------   ------

 ADDITIONAL PAID-IN CAPITAL
     Balance at beginning of period.............   407.9    386.9    346.3
     Issuance of common stock...................    15.8     21.0     40.6
                                                  ------   ------   ------
     Balance at end of period...................   423.7    407.9    386.9
                                                  ------   ------   ------
 ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME
     Net unrealized (depreciation) appreciation
       on investments:
     Balance at beginning of period.............    24.1     38.5     20.5
     (Depreciation) appreciation during the
       period:
         Net (depreciation) appreciation on
           available-for-sale securities........   (41.1)   (23.4)    27.0
         Benefit (provision) for deferred
           federal income taxes.................    14.4      9.0     (9.0)
                                                  ------   ------   ------
                                                   (26.7)   (14.4)    18.0
                                                  ------   ------   ------
     Balance at end of period...................    (2.6)    24.1     38.5
                                                  ------   ------   ------
 RETAINED EARNINGS
     Balance at beginning of period.............   275.4    213.1    176.4
     Net income.................................    86.3     62.3     36.7
                                                  ------   ------   ------
     Balance at end of period...................   361.7    275.4    213.1
                                                  ------   ------   ------
         Total shareholder's equity.............  $785.3   $709.9   $641.0
                                                  ======   ======   ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                  1999    1998    1997
 -------------                                 ------  ------  ------
 Net income..................................  $ 86.3  $ 62.3  $36.7
 Other comprehensive (loss) income:
     Net (depreciation) appreciation on
       available-for-sale securities.........   (41.1)  (23.4)  27.0
     Benefit (provision) for deferred federal
       income taxes..........................    14.4     9.0   (9.0)
                                               ------  ------  -----
         Other comprehensive (loss) income...   (26.7)  (14.4)  18.0
                                               ------  ------  -----
     Comprehensive income....................  $ 59.6  $ 47.9  $54.7
                                               ======  ======  =====

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                  1999     1998     1997
 -------------                                 -------  -------  -------
 CASH FLOWS FROM OPERATING ACTIVITIES
     Net income..............................  $  86.3  $  62.3  $  36.7
     Adjustments to reconcile net income to
       net cash used in operating activities:
         Net realized losses/(gains).........      8.7    (20.0)    (2.9)
         Net amortization and depreciation...     (2.3)    (7.1)   --
         Sales practice litigation expense...    --        21.0    --
         Loss from cession of disability
           income business...................    --       --        53.9
         Deferred federal income taxes.......     30.5     11.8      7.1
         Payment related to cession of
           disability income business........    --       --      (207.0)
         Change in deferred acquisition
           costs.............................   (169.7)  (177.8)  (181.3)
         Change in reinsurance premiums
           payable...........................    (31.5)    40.8      3.9
         Change in accrued investment
           income............................     (2.5)     0.7      3.5
         Change in policy liabilities and
           accruals, net.....................     (8.4)   193.1    (72.4)
         Change in reinsurance receivable....     20.7    (56.9)    22.1
         Change in expenses and taxes
           payable...........................     64.1     55.4      0.2
         Other, net..........................    (14.8)   (28.5)    (7.1)
                                               -------  -------  -------
             Net cash (used in) provided by
               operating activities..........    (18.9)    94.8   (343.3)
                                               -------  -------  -------
 CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from disposals and maturities
       of available-for-sale fixed
       maturities............................    330.9    187.0    909.7
     Proceeds from disposals of equity
       securities............................     30.9     53.3      2.4
     Proceeds from disposals of other
       investments...........................      0.8     22.7     23.7
     Proceeds from mortgages matured or
       collected.............................     30.5     60.1     62.9
     Purchase of available-for-sale fixed
       maturities............................   (415.5)  (136.0)  (579.7)
     Purchase of equity securities...........    (20.2)   (30.6)    (3.2)
     Purchase of other investments...........    (44.1)   (22.7)    (9.0)
     Purchase of mortgages...................    --       (58.9)   (70.4)
     Other investing activities, net.........      2.0     (3.9)   --
                                               -------  -------  -------
         Net cash (used in) provided by
           investing activities..............    (84.7)    71.0    336.4
                                               -------  -------  -------
 CASH FLOWS FROM FINANCING ACTIVITIES
     Contribution from subsidiaries..........     14.6    --       --
     Proceeds from issuance of stock and
       capital paid in.......................      4.0     21.0     19.2
                                               -------  -------  -------
         Net cash provided by financing
           activities........................     18.6     21.0     19.2
                                               -------  -------  -------
 Net change in cash and cash equivalents.....    (85.0)   186.8     12.3
 Cash and cash equivalents, beginning of
  period.....................................    217.9     31.1     18.8
                                               -------  -------  -------
 Cash and cash equivalents, end of period....  $ 132.9  $ 217.9  $  31.1
                                               =======  =======  =======
 SUPPLEMENTAL CASH FLOW INFORMATION
     Interest paid...........................  $ --     $ --     $ --
     Income taxes paid.......................  $   4.4  $  36.2  $   5.4

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.  BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

Allmerica Financial Life Insurance and Annuity Company ("AFLIAC" or the "Company") is organized as a stock life insurance company, and is a wholly-owned subsidiary of First Allmerica Financial Life Insurance Company ("FAFLIC") which is a wholly-owned subsidiary of Allmerica Financial Corporation ("AFC"). As noted below, the consolidated accounts of AFLIAC include the accounts of certain wholly-owned non-insurance subsidiaries (principally brokerage and investment advisory subsidiaries).

Prior to July 1, 1999, AFLIAC was a wholly-owned subsidiary of SMA Financial Corporation ("SMAFCO"), which was a wholly-owned subsidiary of FAFLIC. Effective July 1, 1999 and in connection with AFC's restructuring activities, SMAFCO was renamed Allmerica Asset Management , Inc. ("AAM") and contributed it's ownership of AFLIAC to FAFLIC. AAM also contributed Allmerica Investments, Inc., Allmerica Investment Management Company, Inc., Allmerica Financial Investment Management Services, Inc., and Allmerica Financial Services Insurance Agency, Inc., to AFLIAC in exchange for one share of AFLIAC common stock. The equity of these four companies on July 1, 1999 was $11.8 million. For the six months ended December 31, 1999, the subsidiaries of AFLIAC had total revenue of $35.5 million and total benefits, losses and expenses of $24.4 million. All significant intercompany accounts and transactions have been eliminated.

In addition, effective November 1, 1999, the Company's consolidated financial statements include five wholly-owned insurance agencies. These agencies are Allmerica Investments Insurance Agency Inc. of Alabama, Allmerica Investments Insurance Agency of Florida Inc., Allmerica Investment Insurance Agency Inc. of Georgia, Allmerica Investment Insurance Agency Inc. of Kentucky, and Allmerica Investments Insurance Agency Inc. of Mississippi.

The consolidated financial statements of AFLIAC include the accounts of Somerset Square, Inc., a wholly-owned non-insurance company, which was transferred from SMAFCO effective November 30, 1997 and dissolved as a subsidiary effective November 30, 1998. Its results of operations are included for eleven months of 1998 and for the month of December, 1997.

The statutory stockholder's equity of the Company is being maintained at a minimum level of 5% of general account assets by FAFLIC in accordance with a policy established by vote of FAFLIC's Board of Directors.

The preparation of financial statements in conformity with generally accepted accounting principles requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B.  VALUATION OF INVESTMENTS

In accordance with the provisions of Statement of Financial Accounting Standards No. 115 ("Statement No. 115"), "Accounting for Certain Investments in Debt and Equity Securities," the Company is required to classify its investments into one of three categories: held-to-maturity, available-for-sale or trading. The Company determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each balance sheet date.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Debt securities and marketable equity securities are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in a separate component of shareholder's equity. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and reserves. Reserves on mortgage loans are based on losses expected by the Company to be realized on transfers of mortgage loans to real estate (upon foreclosure), on the disposition or settlement of mortgage loans and on mortgage loans which the Company believes may not be collectible in full. In establishing reserves, the Company considers, among other things, the estimated fair value of the underlying collateral.

Fixed maturities and mortgage loans that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received.

Policy loans are carried principally at unpaid principal balances.

During 1997, the Company adopted a plan to dispose of all real estate assets. As of December 31, 1999, there was one property remaining in the Company's real estate portfolio, which is being actively marketed. This asset is carried at the estimated fair value less costs of disposal. Depreciation is not recorded on this asset while it is held for disposal.

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk, are reported as a component of revenues based upon specific identification of the investment assets sold. When an other than temporary impairment of the value of a specific investment or a group of investments is determined, a realized investment loss is recorded. Changes in the valuation allowance for mortgage loans are included in realized investment gains or losses.

C.  FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including debt, investments such as fixed maturities, mortgage loans and equity securities and investment and loan commitments. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

D.  CASH AND CASH EQUIVALENTS

Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

E.  DEFERRED POLICY ACQUISITION COSTS

Acquisition costs consist of commissions, underwriting costs and other costs, which vary with, and are primarily related to, the production of revenues. Acquisition costs related to universal life products, variable annuities and contractholder deposit funds are deferred and amortized in proportion to total estimated gross profits from investment yields, mortality, surrender charges and expense margins over the expected life of the contracts. This amortization is reviewed annually and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments. Acquisition costs related to fixed annuities and other life insurance products are deferred and amortized, generally in proportion to the ratio of annual revenue to the

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

estimated total revenues over the contract periods based upon the same assumptions used in estimating the liability for future policy benefits.

Deferred acquisition costs for each product are reviewed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although realization of deferred policy acquisition costs is not assured, the Company believes it is more likely than not that all of these costs will be realized. The amount of deferred policy acquisition costs considered realizable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced. The amount of amortization of deferred policy acquisition costs could be revised in the near term if any of the estimates discussed above are revised.

F.  SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of variable annuity and variable life insurance contractholders. Assets consist principally of bonds, common stocks, mutual funds, and short-term obligations at market value. The investment income, gains and losses of these accounts generally accrue to the contractholders and, therefore, are not included in the Company's net income. Appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected in shareholder's equity or net investment income.

G.  POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life, disability income and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. The liabilities associated with traditional life insurance products are computed using the net level premium method for individual life and annuity policies, and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 3.0% to 6.0% for life insurance and 3 1/2% to 9 1/2% for annuities. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards. Liabilities for universal life, variable universal life and variable annuities include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality and surrender charges. Liabilities for variable annuities include a reserve for benefit claims in excess of a guaranteed minimum fund value.

Individual disability income benefit liabilities for active lives are estimated using the net level premium method, and assumptions as to future morbidity and interest which provide a margin for adverse deviation. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest.

Liabilities for outstanding claims and losses are estimates of payments to be made for reported claims and estimates of claims incurred but not reported for individual life and disability income policies. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations.

Contractholder deposit funds and other policy liabilities include investment-related products and consist of deposits received from customers and investment earnings on their fund balances.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

All policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that it is more likely than not that policy liabilities and accruals will be sufficient to meet future obligations of policies in force. The amount of liabilities and accruals, however, could be revised in the near term if the estimates discussed above are revised.

H.  PREMIUM AND FEE REVENUE AND RELATED EXPENSES

Premiums for individual life insurance and individual and group annuity products, excluding universal life and investment-related products, are considered revenue when due. Individual disability income insurance premiums are recognized as revenue over the related contract periods. The unexpired portion of these premiums is recorded as unearned premiums. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses include annuity benefit claims in excess of a guaranteed minimum fund value, and net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life and group variable universal life products consist of net investment income, with mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values. Certain policy charges that represent compensation for services to be provided in future periods are deferred and amortized over the period benefited using the same assumptions used to amortize capitalized acquisition costs.

I.  FEDERAL INCOME TAXES

AFC and its domestic subsidiaries (including certain non-insurance operations) file a consolidated United States federal income tax return. Entities included within the consolidated group are segregated into either a life insurance or non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions on the percentage of eligible non-life tax losses that can be applied to offset life insurance company taxable income.

The Board of Directors has delegated to AFC management, the development and maintenance of appropriate federal income tax allocation policies and procedures, which are subject to written agreement between the companies. The Federal income tax for all subsidiaries in the consolidated return of AFC is calculated on a separate return basis. Any current tax liability is paid to AFC. Tax benefits resulting from taxable operating losses or credits of AFC's subsidiaries are not reimbursed to the subsidiary until such losses or credits can be utilized by the subsidiary on a separate return basis.

Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards No. 109, "Accounting for Income Taxes" ("Statement No. 109"). These differences result primarily from policy reserves, policy acquisition expenses, and unrealized appreciation or depreciation on investments.

J.  OTHER INCOME AND OTHER OPERATING EXPENSES

Other income and other operating expenses for the year ended December 31, 1999 include investment management and brokerage income and sub-advisory expenses arising from the activities of the non-insurance subsidiaries that were transferred to AFLIAC during 1999, as more fully described in Note 1A.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

K.  NEW ACCOUNTING PRONOUNCEMENTS

In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("Statement No. 133"), which establishes accounting and reporting standards for derivative instruments. Statement No. 133 requires that an entity recognize all derivatives as either assets or liabilities at fair value in the statement of financial position, and establishes special accounting for the following three types of hedges; fair value hedges, cash flow hedges, and hedges of foreign currency exposures of net investments in foreign operations. This statement is effective for fiscal ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY (an indirect wholly-owned subsidiary of Allmerica Financial Corporation) years beginning after June 15, 2000. The Company is currently assessing the impact of adoption of Statement No. 133.

In March 1998, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 98-1, "Accounting for the Cost of Computer Software Developed or Obtained for Internal Use" ("SoP 98-1"). SoP 98-1 requires that certain costs incurred in developing internal-use computer software be capitalized and provides guidance for determining whether computer software is to be considered for internal use. This statement is effective for fiscal years beginning after December 15, 1998. In the second quarter of 1998, the Company adopted SoP 98-1 effective January 1, 1998, resulting in an increase in pre-tax income of $9.8 million through December 31, 1998. The adoption of SOP 98-1 did not have a material effect on the results of operations or financial position for the three months ended March 31, 1998.

In December 1997, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments" ("SoP 97-3"). SoP 97-3 provides guidance when a liability should be recognized for guaranty fund and other assessments and how to measure the liability. This statement allows for the discounting of the liability if the amount and timing of the cash payments are fixed and determinable. In addition, it provides criteria for when an asset may be recognized for a portion or all of the assessment liability or paid assessment that can be recovered through premium tax offsets or policy surcharges. This statement is effective for fiscal years beginning after December 15, 1998. The adoption of this statement had no effect on the results of operations or financial position of the Company.

In June 1997, the FASB issued Statement No. 131, "Disclosures About Segments of an Enterprise and Related Information" ("Statement No. 131"). This statement establishes standards for the way that public enterprises report information about operating segments in annual financial statements and requires that selected information about those operating segments be reported in interim financial statements. This statement supersedes Statement No. 14, "Financial Reporting for Segments of a Business Enterprise". Statement No. 131 requires that all public enterprises report financial and descriptive information about their reportable operating segments. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. This statement is effective for fiscal years beginning after December 15, 1997. AFLIAC consists of one segment, Allmerica Financial Services, which underwrites and distributes variable annuities and variable universal life insurance via retail channels.

In June 1997, the FASB also issued Statement No. 130, "Reporting Comprehensive Income" ("Statement No. 130"). Statement No. 130 establishes standards for the reporting and display of comprehensive income and its components in a full set of general-purpose financial statements. All items that are required to be recognized under accounting standards as components of comprehensive income are to be reported in a financial statement that is displayed with the same prominence as other financial statements. This statement stipulates that comprehensive income reflect the change in equity of an enterprise during a period from transactions and

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

other events and circumstances from non-owner sources. This statement is effective for fiscal years beginning after December 15, 1997. The Company adopted Statement No. 130 for the first quarter of 1998, which resulted primarily in reporting unrealized gains and losses on investments in debt and equity securities in comprehensive income.

L.  RECLASSIFICATIONS

Certain prior year amounts have been reclassified to conform to the current year presentation.

2.  SIGNIFICANT TRANSACTIONS

During 1999, AFLIAC's parent contributed $11.8 million of additional paid-in capital to the Company in the form of four subsidiaries as disclosed in Note 1A above. These subsidiaries consisted of assets of $22.0 million, of which $14.6 million was cash and cash equivalents, and liabilities of $10.2 million. During 1999, 1998 and 1997, SMAFCO contributed $4.0 million, $21.0 million, and $40.6 million respectively, of additional paid-in capital to the Company. The nature of the 1997 contribution was $19.2 million in cash and $21.4 million in other assets including Somerset Square, Inc.

Effective January 1, 1998, the Company entered into an agreement with a highly rated reinsurer to reinsure the mortality risk on the universal life and variable universal life blocks of business. The agreement did not have a material effect on the results of operations or financial position of the Company.

On April 14, 1997, the Company entered into an agreement in principle to cede substantially all of the Company's individual disability income line of business under a 100% coinsurance agreement with a highly rated reinsurer. The coinsurance agreement became effective October 1, 1997. The transaction has resulted in the recognition of a $53.9 million pre-tax loss in the first quarter of 1997.

3.  INVESTMENTS

A.  SUMMARY OF INVESTMENTS

The Company accounts for its investments, all of which are classified as available-for-sale, in accordance with the provisions of Statement No. 115.

The amortized cost and fair value of available-for-sale fixed maturities and equity securities were as follows:

                                                             1999
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency securities.......  $    5.2     $ 0.2       $--       $    5.4
States and political subdivisions.......      12.4       0.1       --            12.5
Foreign governments.....................      38.6       0.9         0.6         38.9
Corporate fixed maturities..............   1,180.0      10.3        38.9      1,151.4
Mortgage-backed securities..............     118.0       1.1         2.7        116.4
                                          --------     -----       -----     --------
Total fixed maturities..................  $1,354.2     $12.6       $42.2     $1,324.6
                                          ========     =====       =====     ========
Equity securities.......................  $   25.2     $ 7.4       $--       $   32.6
                                          ========     =====       =====     ========

(1) Amortized cost for fixed maturities and cost for equity securities.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

                                                             1998
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency securities.......  $    5.8     $ 0.8       $--       $    6.6
States and political subdivisions.......       2.7       0.2       --             2.9
Foreign governments.....................      48.8       1.6         1.5         48.9
Corporate fixed maturities..............   1,096.0      58.0        17.7      1,136.3
Mortgage-backed securities..............     131.3       5.8         1.4        135.7
                                          --------     -----       -----     --------
Total fixed maturities..................  $1,284.6     $66.4       $20.6     $1,330.4
                                          ========     =====       =====     ========
Equity securities.......................  $   27.4     $ 8.9       $ 4.5     $   31.8
                                          ========     =====       =====     ========

(1) Amortized cost for fixed maturities and cost for equity securities.

In connection with AFLIAC's voluntary withdrawal of its license in New York, AFLIAC agreed with the New York Department of Insurance to maintain, through a custodial account in New York, a security deposit, the market value of which will at all times equal 102% of all outstanding liabilities of AFLIAC for New York policyholders, claimants and creditors. At December 31, 1999, the amortized cost and market value of these assets on deposit in New York were $196.4 million and $193.0 million, respectively. At December 31, 1998, the amortized cost and market value of assets on deposit were $268.5 million and $284.1 million, respectively. In addition, fixed maturities, excluding those securities on deposit in New York, with an amortized cost of $4.1 million and $4.2 million were on deposit with various state and governmental authorities at December 31, 1999 and 1998, respectively.

There were no contractual fixed maturity investment commitments at December 31, 1999.

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Mortgage backed securities are included in the category representing their ultimate maturity.

                                                                     1999
                                                              -------------------
DECEMBER 31,                                                  AMORTIZED    FAIR
(IN MILLIONS)                                                   COST      VALUE
-------------                                                 ---------  --------
Due in one year or less.....................................  $   54.5   $   54.8
Due after one year through five years.......................     349.1      347.2
Due after five years through ten years......................     652.9      637.1
Due after ten years.........................................     297.7      285.5
                                                              --------   --------
Total.......................................................  $1,354.2   $1,324.6
                                                              ========   ========

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Unrealized gains and losses on available-for-sale and other securities, are summarized as follows:

                                                                             EQUITY
FOR THE YEARS ENDED DECEMBER 31,                                FIXED      SECURITIES
(IN MILLIONS)                                                 MATURITIES  AND OTHER (1)  TOTAL
-------------                                                 ----------  -------------  ------
1999
Net appreciation, beginning of year.........................    $ 16.2       $  7.9      $ 24.1
                                                                ------       ------      ------
Net depreciation on available-for-sale securities...........     (75.3)        (0.2)      (75.5)
Net appreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................      34.4       --            34.4
Benefit from deferred federal income taxes..................      14.3          0.1        14.4
                                                                ------       ------      ------
                                                                 (26.6)        (0.1)      (26.7)
                                                                ------       ------      ------
Net (depreciation) appreciation, end of year................    $(10.4)      $  7.8      $ (2.6)
                                                                ======       ======      ======

1998
Net appreciation, beginning of year.........................    $ 22.1       $ 16.4      $ 38.5
                                                                ------       ------      ------
Net depreciation on available-for-sale securities...........     (16.2)       (14.3)      (30.5)
Net appreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................       7.1       --             7.1
Benefit from deferred federal income taxes..................       3.2          5.8         9.0
                                                                ------       ------      ------
                                                                  (5.9)        (8.5)      (14.4)
                                                                ------       ------      ------
Net appreciation, end of year...............................    $ 16.2       $  7.9      $ 24.1
                                                                ======       ======      ======

1997
Net appreciation, beginning of year.........................    $ 12.7       $  7.8      $ 20.5
                                                                ------       ------      ------
Net appreciation on available-for-sale securities...........      24.3         12.5        36.8
Net depreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................      (9.8)      --            (9.8)
Provision for deferred federal income taxes.................      (5.1)        (3.9)       (9.0)
                                                                ------       ------      ------
                                                                   9.4          8.6        18.0
                                                                ------       ------      ------
Net appreciation, end of year...............................    $ 22.1       $ 16.4      $ 38.5
                                                                ======       ======      ======

(1) Includes net (depreciation) appreciation on other investments of $(3.1) million, $0.9 million, and $1.3 million in 1999, 1998, and 1997, respectively.

B.  MORTGAGE LOANS AND REAL ESTATE

AFLIAC's mortgage loans are diversified by property type and location. The real estate investment was obtained by an affiliate through foreclosure. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the property's value at the time the original loan is made.

The carrying values of mortgage loans and the real estate investment net of applicable reserves were $234.6 million and $244.5 million at December 31, 1999 and 1998, respectively. Reserves for mortgage loans were $2.4 million and $3.3 million at December 31, 1999 and 1998, respectively.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

During 1997, the Company committed to a plan to dispose of all real estate assets. At December 31, 1999, there was one property remaining in the Company's real estate portfolio which is being actively marketed. Depreciation is not recorded on this asset while it is held for disposal.

There were no non-cash investing activities, including real estate acquired through foreclosure of mortgage loans, in 1999, 1998 and 1997.

There were no material contractual commitments to extend credit under commercial mortgage loan agreements at December 31, 1999.

Mortgage loans and real estate investments comprised the following property types and geographic regions:

DECEMBER 31,
(IN MILLIONS)                                                  1999    1998
-------------                                                 ------  ------
Property type:
  Office building...........................................  $136.1  $129.2
  Residential...............................................    18.5    18.9
  Retail....................................................    28.3    37.4
  Industrial/warehouse......................................    51.1    59.2
  Other.....................................................     3.0     3.1
  Valuation allowances......................................    (2.4)   (3.3)
                                                              ------  ------
Total.......................................................  $234.6  $244.5
                                                              ======  ======
Geographic region:
  South Atlantic............................................  $ 60.7  $ 55.5
  Pacific...................................................    76.2    80.0
  East North Central........................................    35.9    41.4
  Middle Atlantic...........................................    20.1    22.5
  New England...............................................    29.9    26.9
  West South Central........................................     1.9     6.7
  Other.....................................................    12.3    14.8
  Valuation allowances......................................    (2.4)   (3.3)
                                                              ------  ------
Total.......................................................  $234.6  $244.5
                                                              ======  ======

At December 31, 1999, scheduled mortgage loan maturities were as follows:
2000 -- $40.8 million; 2001 -- $6.3 million; 2002 -- $11.2 million; 2003 --
$0.5 million; 2004 -- $23.7 million; and $141.2 million thereafter. Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced. During 1999, the Company did not refinance any mortgage loans based on terms which differed from those granted to new borrowers.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

C.  INVESTMENT VALUATION ALLOWANCES

Investment valuation allowances which have been deducted in arriving at investment carrying values as presented in the consolidated balance sheets and changes thereto are shown below.

FOR THE YEARS ENDED DECEMBER 31,                              BALANCE AT                           BALANCE AT
(IN MILLIONS)                                                 JANUARY 1   PROVISIONS  WRITE-OFFS  DECEMBER 31
-------------                                                 ----------  ----------  ----------  ------------
1999
Mortgage loans..............................................    $ 3.3       $(0.8)       $0.1         $2.4
                                                                =====       =====        ====         ====
1998
Mortgage loans..............................................    $ 9.4       $(4.5)       $1.6         $3.3
                                                                =====       =====        ====         ====
1997
Mortgage loans..............................................    $ 9.5       $ 1.1        $1.2         $9.4
Real estate.................................................      1.7         3.7         5.4        --
                                                                -----       -----        ----         ----
    Total...................................................    $11.2       $ 4.8        $6.6         $9.4
                                                                =====       =====        ====         ====

Provisions on mortgages during 1999 and 1998 reflect the release of redundant specific reserves. Write-offs of $5.4 million to the investment valuation allowance related to real estate in 1997 primarily reflect write downs to the estimated fair value less costs to sell pursuant to the aforementioned 1997 plan of disposal.

The carrying value of impaired loans was $11.4 million and $15.3 million, with related reserves of $0.7 million and $1.5 million as of December 31, 1999 and 1998, respectively. All impaired loans were reserved for as of December 31, 1999 and 1998.

The average carrying value of impaired loans was $14.3 million, $17.0 million and $19.8 million, with related interest income while such loans were impaired of $1.5 million, $2.0 million and $2.2 million as of December 31, 1999, 1998 and 1997, respectively.

D.  OTHER

At December 31, 1999 and 1998, AFLIAC had no concentration of investments in a single investee exceeding 10% of shareholder's equity.

4.  INVESTMENT INCOME AND GAINS AND LOSSES

A.  NET INVESTMENT INCOME

The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1999    1998    1997
-------------                                                 ------  ------  ------
Fixed maturities............................................  $107.2  $107.7  $130.0
Mortgage loans..............................................    19.0    25.5    20.4
Equity securities...........................................     0.4     0.3     1.3
Policy loans................................................    12.4    11.7    10.8
Real estate and other long-term investments.................     4.0     4.8     4.9
Short-term investments......................................     9.5     4.2     1.4
                                                              ------  ------  ------
    Gross investment income.................................   152.5   154.2   168.8
Less investment expenses....................................    (2.3)   (2.9)   (4.6)
                                                              ------  ------  ------
    Net investment income...................................  $150.2  $151.3  $164.2
                                                              ======  ======  ======

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

At December 31, 1999, the Company had fixed maturities with a carrying value of $0.8 million on non-accrual status. There were no mortgage loans on non-accrual status at December 31, 1999. There were no mortgage loans or fixed maturities on non-accrual status at December 31, 1998. The effect of non-accruals, compared with amounts that would have been recognized in accordance with the original terms of the investments, was a reduction in net income of $1.2 million in 1999, and had no impact in 1998 and 1997.

The payment terms of mortgage loans may from time to time be restructured or modified. The investment in restructured mortgage loans, based on amortized cost, amounted to $12.2 million, $12.6 million and $21.1 million at December 31, 1999, 1998 and 1997, respectively. Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $0.9 million, $1.4 million and $1.9 million in 1999, 1998, and 1997, respectively. Actual interest income on these loans included in net investment income aggregated $1.1 million, $1.8 million and $2.1 million in 1999, 1998 and 1997, respectively.

There were no fixed maturities or mortgage loans which were non-income producing for the year ended December 31, 1999.

Included in other long-term investments is income from limited partnerships of $0.9 million and $0.7 million in 1999 and 1998, respectively. There was no income from limited partnerships included in other long-term investments in 1997.

B.  NET REALIZED INVESTMENT GAINS AND LOSSES

Realized (losses) gains on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1999   1998   1997
-------------                                                 ------  -----  -----
Fixed maturities............................................  $(18.8) $(6.1) $ 3.0
Mortgage loans..............................................     0.8    8.0   (1.1)
Equity securities...........................................     8.5   15.7    0.5
Real estate and other.......................................     0.8    2.4    0.5
                                                              ------  -----  -----
Net realized investment (losses) gains......................  $ (8.7) $20.0  $ 2.9
                                                              ======  =====  =====

The proceeds from voluntary sales of available-for-sale securities and the gross realized gains and gross realized losses on those sales were as follows:

                                                              PROCEEDS FROM
FOR THE YEARS ENDED DECEMBER 31,                                VOLUNTARY    GROSS  GROSS
(IN MILLIONS)                                                     SALES      GAINS  LOSSES
-------------                                                 -------------  -----  ------
1999
Fixed maturities............................................     $162.3      $ 2.7   $4.3
Equity securities...........................................     $ 30.4      $10.1   $1.6
1998
Fixed maturities............................................     $ 60.0      $ 2.0   $2.0
Equity securities...........................................     $ 52.6      $17.5   $0.9
1997
Fixed maturities............................................     $702.9      $11.4   $5.0
Equity securities...........................................     $  1.3      $ 0.5   $--

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

C.  OTHER COMPREHENSIVE INCOME RECONCILIATION

The following table provides a reconciliation of gross unrealized (losses) gains to the net balance shown in the consolidated statements of comprehensive income:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1999    1998   1997
-------------                                                 ------  ------  -----
Unrealized (losses) gains on securities:
Unrealized holding (losses) gains arising during period (net of taxes of $(18.0) million, $(5.6) million and
 $10.2 million in 1999, 1998 and 1997, respectively)........  $(33.4) $ (8.2) $20.3
Less: reclassification adjustment for (losses) gains
 included in net income (net of taxes of $(3.6) million,
 $3.4 million and $1.2 million in 1999, 1998 and 1997,
 respectively)..............................................    (6.7)    6.2    2.3
                                                              ------  ------  -----
Other comprehensive (loss) income...........................  $(26.7) $(14.4) $18.0
                                                              ======  ======  =====

5.  FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

Statement No. 107, "Disclosures about Fair Value of Financial Instruments," requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

CASH AND CASH EQUIVALENTS

For these short-term investments, the carrying amount approximates fair value.

FIXED MATURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses.

EQUITY SECURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

MORTGAGE LOANS

Fair values are estimated by discounting the future contractual cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. The fair value of below investment grade mortgage loans are limited to the lesser of the present value of the cash flows or book value.

POLICY LOANS

The carrying amount reported in the balance sheet approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

FIXED ANNUITY AND OTHER CONTRACTS (WITHOUT MORTALITY FEATURES)

Fair values for the Company's liabilities under individual fixed annuity contracts are estimated based on current surrender values, supplemental contracts without life contingencies reflect current fund balances, and other individual contract funds represent the present value of future policy benefits.

The estimated fair values of the financial instruments were as follows:

                                                                     1999                1998
                                                              ------------------  ------------------
DECEMBER 31,                                                  CARRYING    FAIR    CARRYING    FAIR
(IN MILLIONS)                                                  VALUE     VALUE     VALUE     VALUE
-------------                                                 --------  --------  --------  --------
FINANCIAL ASSETS
  Cash and cash equivalents.................................  $  132.9  $  132.9  $  217.9  $  217.9
  Fixed maturities..........................................   1,324.6   1,324.6   1,330.4   1,330.4
  Equity securities.........................................      32.6      32.6      31.8      31.8
  Mortgage loans............................................     223.7     222.8     230.0     241.9
  Policy loans..............................................     166.8     166.8     151.5     151.5
                                                              --------  --------  --------  --------
                                                              $1,880.6  $1,879.7  $1,961.6  $1,973.5
                                                              ========  ========  ========  ========
FINANCIAL LIABILITIES
  Individual fixed annuity contracts........................  $1,048.0  $1,014.9  $1,069.4  $1,034.6
  Supplemental contracts without life contingencies.........      25.0      25.0      21.0      21.0
  Other individual contract deposit funds...................      19.3      19.3      17.0      17.0
                                                              --------  --------  --------  --------
                                                              $1,092.3  $1,059.2  $1,107.4  $1,072.6
                                                              ========  ========  ========  ========

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

6.  FEDERAL INCOME TAXES

Provisions for federal income taxes have been calculated in accordance with the provisions of Statement No. 109. A summary of the federal income tax expense in the consolidated statement of income is shown below:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                 1999   1998   1997
-------------                                                 -----  -----  -----
Federal income tax expense
  Current...................................................  $15.5  $22.1  $13.9
  Deferred..................................................   30.5   11.8    7.1
                                                              -----  -----  -----
Total.......................................................  $46.0  $33.9  $21.0
                                                              =====  =====  =====

The provision for federal income taxes does not materially differ from the amount of federal income tax determined by applying the appropriate U.S. statutory income tax rate to income before federal income taxes.

The deferred income tax (asset) liability represents the tax effects of temporary differences:

DECEMBER 31,
(IN MILLIONS)                                                  1999     1998
-------------                                                 -------  -------
Deferred tax (assets) liabilities
  Policy reserves...........................................  $(233.7) $(205.1)
  Deferred acquisition costs................................    339.7    278.8
  Investments, net..........................................     (4.0)    12.5
  Litigation reserves.......................................     (4.3)    (7.4)
  Bad debt reserve..........................................    --        (0.4)
  Other, net................................................     (2.9)     0.4
                                                              -------  -------
Deferred tax liability, net.................................  $  94.8  $  78.8
                                                              =======  =======

Gross deferred income tax liabilities totaled $360.4 million and $291.7 million at December 31, 1999 and 1998, respectively. Gross deferred income tax assets totaled $265.6 million and $212.9 million at December 31, 1999 and 1998, respectively.

The Company believes, based on its recent earnings history and its future expectations, that the Company's taxable income in future years will be sufficient to realize all deferred tax assets. In determining the adequacy of future income, the Company considered the future reversal of its existing temporary differences and available tax planning strategies that could be implemented, if necessary.

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"), and provisions are routinely made in the financial statements in anticipation of the results of these audits. The IRS has examined the FAFLIC/AFLIAC consolidated group's federal income tax returns through 1994. The Company has appealed certain adjustments proposed by the IRS with respect federal income tax returns for 1992, 1993, and 1994 for the FAFLIC/AFLIAC consolidated group. Also, certain adjustments proposed by the IRS with respect to FAFLIC/AFLIAC's federal income tax returns for 1982 and 1983 remain unresolved. If upheld, these adjustments would result in additional payments; however, the Company will vigorously defend its position with respect to these adjustments. In the Company's opinion, adequate tax liabilities have

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

been established for all years. However, the amount of these tax liabilities could be revised in the near term if estimates of the Company's ultimate liability are revised.

7.  RELATED PARTY TRANSACTIONS

The Company has no employees of its own, but has agreements under which FAFLIC provides management, space and other services, including accounting, electronic data processing, human resources, legal and other staff functions. Charges for these services are based on full cost including all direct and indirect overhead costs, and amounted to $173.9 million, $145.4 million and $124.1 million in 1999, 1998 and 1997 respectively. The net amounts payable to FAFLIC and affiliates for accrued expenses and various other liabilities and receivables were $48.6 million and $16.4 million at December 31, 1999 and 1998, respectively.

8.  DIVIDEND RESTRICTIONS

Delaware has enacted laws governing the payment of dividends to stockholders by insurers. These laws affect the dividend paying ability of the Company.

Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that an insurer may pay in any twelve month period, without the prior approval of the Delaware Commissioner of Insurance, is limited to the greater of (i) 10% of its policyholders' surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company) or its net income (not including realized capital gains) for the preceding calendar year (if such insurer is not a life company). Any dividends to be paid by an insurer, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus would also require the prior approval of the Delaware Commissioner of Insurance.

No dividends were declared by the Company during 1999, 1998 or 1997. During 2000, AFLIAC could pay dividends of $34.3 million to FAFLIC without prior approval.

9.  REINSURANCE

In the normal course of business, the Company seeks to reduce the loss that may arise from events that cause unfavorable underwriting results by reinsuring certain levels of risk in various areas of exposure with other insurance enterprises or reinsurers. Reinsurance transactions are accounted for in accordance with the provisions of Statement No. 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts" ("Statement
No. 113").

The Company reinsures 100% of its traditional individual life and certain blocks of its universal life business, substantially all of its disability income business, and effective January 1, 1998, the mortality risk on the variable universal life and remaining universal life blocks of business in-force at December 31, 1997.

Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its reinsurers are financially sound.

Amounts recoverable from reinsurers at December 31, 1999 and 1998 for the disability income business were $241.5 million and $230.8 million, respectively, traditional life were $9.7 million and $11.4 million, respectively, and universal and variable universal life were $36.0 million and $65.8 million, respectively.

The effects of reinsurance were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1999    1998    1997
-------------                                                 ------  ------  ------
Insurance premiums:
  Direct....................................................  $ 41.3  $ 45.5  $ 48.8
  Assumed...................................................    --      --       2.6
  Ceded.....................................................   (40.8)  (45.0)  (28.6)
                                                              ------  ------  ------
Net premiums................................................  $  0.5  $  0.5  $ 22.8
                                                              ======  ======  ======
Insurance and other individual policy benefits, claims and
 losses:
  Direct....................................................  $210.6  $204.0  $226.0
  Assumed...................................................    --      --       4.2
  Ceded.....................................................   (37.0)  (50.1)  (42.4)
                                                              ------  ------  ------
Net policy benefits, claims and losses......................  $173.6  $153.9  $187.8
                                                              ======  ======  ======

10.  DEFERRED POLICY ACQUISITION COSTS

The following reflects the changes to the deferred policy acquisition cost asset:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   1999     1998    1997
-------------                                                 --------  ------  ------
Balance at beginning of year................................  $  950.5  $765.3  $632.7
  Acquisition expenses deferred.............................     219.5   242.4   184.2
  Amortized to expense during the year......................     (49.8)  (64.6)  (53.1)
  Adjustment to equity during the year......................      36.2     7.4   (10.2)
  Adjustment for cession of disability income insurance.....     --       --     (38.6)
  Adjustment for revision of universal life and variable
    universal life insurance mortality assumptions..........     --       --      50.3
                                                              --------  ------  ------
Balance at end of year......................................  $1,156.4  $950.5  $765.3
                                                              ========  ======  ======

On October 1, 1997, the Company revised the mortality assumptions for universal life and variable universal life product lines. These revisions resulted in a $50.3 million recapitalization of deferred policy acquisition costs.

11.  LIABILITIES FOR INDIVIDUAL DISABILITY INCOME BENEFITS

The Company regularly updates its estimates of liabilities for future policy benefits and outstanding claims and losses as new information becomes available and further events occur which may impact the resolution of

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

unsettled claims. Changes in prior estimates are recorded in results of operations in the year such changes are determined to be needed.

The liability for future policy benefits and outstanding claims and losses related to the Company's disability income business was $240.7 million and $233.3 million at December 31, 1999 and 1998. Due to the reinsurance agreement whereby the Company has ceded substantially all of its disability income business to a highly rated reinsurer, the Company believes that no material adverse development of losses will occur. However, the amount of the liabilities could be revised in the near term if the estimates used in determining the liability are revised.

12.  CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential effect on it of any such future assessments or voluntary payments.

LITIGATION

In July 1997, a lawsuit on behalf of a putative class was instituted in Louisiana against AFC and certain of its subsidiaries including AFLIAC, by individual plaintiffs alleging fraud, unfair or deceptive acts, breach of contract, misrepresentation, and related claims in the sale of life insurance policies. In October 1997, plaintiffs voluntarily dismissed the Louisiana suit and filed a substantially similar action in Federal District Court in Worcester, Massachusetts. In early November 1998, AFC and the plaintiffs entered into a settlement agreement. The court granted preliminary approval of the settlement on December 4, 1998. On May 19, 1999, the Court issued an order certifying the class for settlement purposes and granting final approval of the settlement agreement. AFLIAC recognized a $21.0 million pre-tax expense during the third quarter of 1998 related to this litigation. Although the Company believes that this expense reflects appropriate recognition of its obligation under the settlement, this estimate assumes the availability of insurance coverage for certain claims, and the estimate may be revised based on the amount of reimbursement actually tendered by AFC's insurance carriers, and based on changes in the Company's estimate of the ultimate cost of the benefits to be provided to members of the class.

The Company has been named a defendant in various legal proceedings arising in the normal course of business. In the Company's opinion, based on the advice of legal counsel, the ultimate resolution of these proceedings will not have a material effect on the Company's consolidated financial statements. However, liabilities related to these proceedings could be established in the near term if estimates of the ultimate resolution of these proceedings are revised.

YEAR 2000

The Year 2000 issue resulted from computer programs being written using two digits rather than four to define the applicable year. Computer programs that have date-sensitive software may recognize a date using "00" as the year 1900 rather than the year 2000. This could result in a system failure or miscalculations causing disruptions of operations, including, among other things, a temporary inability to process transactions, send invoices or engage in similar normal business activities.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Although the Company does not believe that there is a material contingency associated with the Year 2000 issue, there can be no assurance that exposure for material contingencies will not arise.

13.  STATUTORY FINANCIAL INFORMATION

The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory surplus differs from shareholder's equity reported in accordance with generally accepted accounting principles primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, life insurance reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable. In 1999, 49 out of 50 states have adopted the National Association of Insurance Commissioners proposed Codification, which provides for uniform statutory accounting principles. These principles are effective January 1, 2001. The Company is currently assessing the impact that the adoption of Codification will have on its statutory results of operations and financial position. Statutory net income and surplus are as follows:

(IN MILLIONS)                                                  1999    1998    1997
-------------                                                 ------  ------  ------
Statutory net income........................................  $  5.0  $ (8.2) $ 31.5
Statutory shareholder's surplus.............................  $342.7  $312.2  $309.7

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Allmerica Financial Life Insurance and Annuity Company and the Policyowners of the Inheiritage Account of Allmerica Financial Life Insurance and Annuity Company

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Inheiritage Account of Allmerica Financial Life Insurance and Annuity Company at December 31, 1999, the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of Allmerica Financial Life Insurance and Annuity Company; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the Funds, provide a reasonable basis for the opinion expressed above.

/s/ PRICEWATERHOUSECOOPERS LLP

Boston, Massachusetts
April 3, 2000

                              INHEIRITAGE ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1999

                                                                        INVESTMENT         MONEY                      GOVERNMENT
                                                            GROWTH     GRADE INCOME       MARKET       EQUITY INDEX      BOND
                                                          ----------   -------------   -------------   ------------   -----------
ASSETS:
Investments in shares of Allmerica Investment Trust.....  $6,989,658    $2,011,519      $4,380,247      $6,944,029    $  936,722
Investments in shares of Fidelity Variable Insurance
  Products Funds (VIP)..................................          --            --              --              --            --
Investment in shares of T. Rowe Price International
  Series, Inc...........................................          --            --              --              --            --
Investment in shares of Delaware Group Premium Fund.....          --            --              --              --            --
                                                          ----------    ----------      ----------      ----------    ----------
  Total assets..........................................   6,989,658     2,011,519       4,380,247       6,944,029       936,722
LIABILITIES:                                                      --            --              --              --            --
                                                          ----------    ----------      ----------      ----------    ----------
  Net assets............................................  $6,989,658    $2,011,519      $4,380,247      $6,944,029    $  936,722
                                                          ==========    ==========      ==========      ==========    ==========
Net asset distribution by category:
  Variable life policies................................  $6,989,658    $2,011,519      $4,380,247      $6,944,029    $  936,722
                                                          ==========    ==========      ==========      ==========    ==========

Units outstanding, December 31, 1999....................   2,316,395     1,497,167       3,486,667       2,203,458       732,120
Net asset value per unit, December 31, 1999.............  $ 3.017472    $ 1.343550      $ 1.256285      $ 3.151423    $ 1.279465

                                                            SELECT                    SELECT
                                                          AGGRESSIVE     SELECT       GROWTH      SELECT VALUE     SELECT
                                                            GROWTH       GROWTH     AND INCOME    OPPORTUNITY      INCOME
                                                          ----------   ----------   -----------   ------------   ----------
ASSETS:
Investments in shares of Allmerica Investment Trust.....  $8,599,067   $8,537,394   $5,371,582     $3,113,415    $  369,394
Investments in shares of Fidelity Variable Insurance
  Products Funds (VIP)..................................         --            --           --             --            --
Investment in shares of T. Rowe Price International
  Series, Inc...........................................         --            --           --             --            --
Investment in shares of Delaware Group Premium Fund.....         --            --           --             --            --
                                                          ----------   ----------   ----------     ----------    ----------
  Total assets..........................................  8,599,067     8,537,394    5,371,582      3,113,415       369,394
LIABILITIES:                                                     --            --           --             --            --
                                                          ----------   ----------   ----------     ----------    ----------
  Net assets............................................  $8,599,067   $8,537,394   $5,371,582     $3,113,415    $  369,394
                                                          ==========   ==========   ==========     ==========    ==========
Net asset distribution by category:
  Variable life policies................................  $8,599,067   $8,537,394   $5,371,582     $3,113,415    $  369,394
                                                          ==========   ==========   ==========     ==========    ==========
Units outstanding, December 31, 1999....................  3,283,745     2,493,616    2,091,260      1,793,383       329,376
Net asset value per unit, December 31, 1999.............  $2.618677    $ 3.423701   $ 2.568587     $ 1.736057    $ 1.121495

                                                             SELECT
                                                          INTERNATIONAL
                                                             EQUITY
                                                          -------------
ASSETS:
Investments in shares of Allmerica Investment Trust.....   $6,804,763
Investments in shares of Fidelity Variable Insurance
  Products Funds (VIP)..................................           --
Investment in shares of T. Rowe Price International
  Series, Inc...........................................           --
Investment in shares of Delaware Group Premium Fund.....           --
                                                           ----------
  Total assets..........................................    6,804,763
LIABILITIES:                                                       --
                                                           ----------
  Net assets............................................   $6,804,763
                                                           ==========
Net asset distribution by category:
  Variable life policies................................   $6,804,763
                                                           ==========
Units outstanding, December 31, 1999....................    3,211,721
Net asset value per unit, December 31, 1999.............   $ 2.118728

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                               DECEMBER 31, 1999

                                        SELECT        SELECT       SELECT                                     FIDELITY
                                       CAPITAL       EMERGING    STRATEGIC    FIDELITY VIP   FIDELITY VIP        VIP
                                     APPRECIATION    MARKETS       GROWTH     HIGH INCOME    EQUITY-INCOME     GROWTH
                                     ------------   ----------   ----------   ------------   -------------   -----------
ASSETS:
Investments in shares of Allmerica
  Investment Trust.................   $3,632,685    $  477,627   $  762,776    $       --     $       --     $        --
Investments in shares of Fidelity
  Variable Insurance Products
  Funds (VIP)......................           --            --           --     3,233,961      9,185,614      11,689,429
Investment in shares of T. Rowe
  Price International
  Series, Inc......................           --            --           --            --             --              --
Investment in shares of Delaware
  Group Premium Fund...............           --            --           --            --             --              --
                                      ----------    ----------   ----------    ----------     ----------     -----------
  Total assets.....................    3,632,685       477,627      762,776     3,233,961      9,185,614      11,689,429
LIABILITIES:                                  --            --           --            --             --              --
                                      ----------    ----------   ----------    ----------     ----------     -----------
  Net assets.......................   $3,632,685    $  477,627   $  762,776    $3,233,961     $9,185,614     $11,689,429
                                      ==========    ==========   ==========    ==========     ==========     ===========
Net asset distribution by category:
  Variable life policies...........   $3,632,685    $  477,627   $  762,776    $3,233,961     $9,185,614     $11,689,429
                                      ==========    ==========   ==========    ==========     ==========     ===========

Units outstanding, December 31,
  1999.............................    1,546,958       374,974      688,290     2,065,643      3,931,875       3,174,817
Net asset value per unit,
  December 31, 1999................   $ 2.348277    $ 1.273759   $ 1.108219    $ 1.565595     $ 2.336192     $  3.681922

                                      FIDELITY                      T. ROWE PRICE       DGPF
                                        VIP       FIDELITY VIP II   INTERNATIONAL   INTERNATIONAL
                                      OVERSEAS     ASSET MANAGER        STOCK          EQUITY
                                     ----------   ---------------   -------------   -------------
ASSETS:
Investments in shares of Allmerica
  Investment Trust.................  $       --      $       --      $       --      $       --
Investments in shares of Fidelity
  Variable Insurance Products
  Funds (VIP)......................   1,692,823       1,498,263              --              --
Investment in shares of T. Rowe
  Price International
  Series, Inc......................          --              --       2,636,620              --
Investment in shares of Delaware
  Group Premium Fund...............          --              --              --       1,749,278
                                     ----------      ----------      ----------      ----------
  Total assets.....................   1,692,823       1,498,263       2,636,620       1,749,278
LIABILITIES:                                 --              --              --              --
                                     ----------      ----------      ----------      ----------
  Net assets.......................  $1,692,823      $1,498,263      $2,636,620      $1,749,278
                                     ==========      ==========      ==========      ==========
Net asset distribution by category:
  Variable life policies...........  $1,692,823      $1,498,263      $2,636,620      $1,749,278
                                     ==========      ==========      ==========      ==========
Units outstanding, December 31,
  1999.............................     839,921         777,118       1,422,068       1,014,570
Net asset value per unit,
  December 31, 1999................  $ 2.015455      $ 1.927973      $ 1.854075      $ 1.724157

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                            STATEMENTS OF OPERATIONS

                                                                        GROWTH                    INVESTMENT GRADE INCOME
                                                                  FOR THE YEAR ENDED                FOR THE YEAR ENDED
                                                                     DECEMBER 31,                      DECEMBER 31,
                                                           --------------------------------   -------------------------------
                                                              1999        1998       1997       1999        1998       1997
                                                           ----------   --------   --------   ---------   --------   --------
INVESTMENT INCOME:
  Dividends..............................................  $   33,997   $ 38,953   $ 31,372   $ 118,052   $75,718    $50,621
                                                           ----------   --------   --------   ---------   -------    -------
EXPENSES:
  Mortality and expense risk fees........................      47,745     31,495     18,158      16,432    11,096      6,698
  Administrative expense fees............................      13,466      8,883      5,122       4,634     3,130      1,889
                                                           ----------   --------   --------   ---------   -------    -------
    Total expenses.......................................      61,211     40,378     23,280      21,066    14,226      8,587
                                                           ----------   --------   --------   ---------   -------    -------
    Net investment income (loss).........................     (27,214)    (1,425)     8,092      96,986    61,492     42,034
                                                           ----------   --------   --------   ---------   -------    -------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors....     475,456     36,435    431,686       1,454        --         --
  Net realized gain (loss) from sales of investments.....      68,882     14,365     23,025      (3,865)    6,041      1,716
                                                           ----------   --------   --------   ---------   -------    -------
    Net realized gain (loss).............................     544,338     50,800    454,711      (2,411)    6,041      1,716
  Net unrealized gain (loss).............................     841,945    534,100    (71,668)   (131,308)   14,016     18,269
                                                           ----------   --------   --------   ---------   -------    -------
    Net realized and unrealized gain (loss)..............   1,386,283    584,900    383,043    (133,719)   20,057     19,985
                                                           ----------   --------   --------   ---------   -------    -------
    Net increase (decrease) in net assets from
      operations.........................................  $1,359,069   $583,475   $391,135   $ (36,733)  $81,549    $62,019
                                                           ==========   ========   ========   =========   =======    =======

                                                                    MONEY MARKET                     EQUITY INDEX
                                                                 FOR THE YEAR ENDED               FOR THE YEAR ENDED
                                                                    DECEMBER 31,                     DECEMBER 31,
                                                           ------------------------------   ------------------------------
                                                             1999       1998       1997       1999       1998       1997
                                                           --------   --------   --------   --------   --------   --------
INVESTMENT INCOME:
  Dividends..............................................  $192,532   $103,860   $75,584    $ 52,058   $ 33,099   $ 16,809
                                                           --------   --------   -------    --------   --------   --------
EXPENSES:
  Mortality and expense risk fees........................    34,115     17,352    12,569      49,043     23,854     10,805
  Administrative expense fees............................     9,622      4,894     3,546      13,833      6,729      3,047
                                                           --------   --------   -------    --------   --------   --------
    Total expenses.......................................    43,737     22,246    16,115      62,876     30,583     13,852
                                                           --------   --------   -------    --------   --------   --------
    Net investment income (loss).........................   148,795     81,614    59,469     (10,818)     2,516      2,957
                                                           --------   --------   -------    --------   --------   --------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors....        --         --        --       8,284     91,759     46,480
  Net realized gain (loss) from sales of investments.....        --         --        --     131,171     53,862     40,082
                                                           --------   --------   -------    --------   --------   --------
    Net realized gain (loss).............................        --         --        --     139,455    145,621     86,562
  Net unrealized gain (loss).............................        --         --        --     857,189    511,720    214,373
                                                           --------   --------   -------    --------   --------   --------
    Net realized and unrealized gain (loss)..............        --         --        --     996,644    657,341    300,935
                                                           --------   --------   -------    --------   --------   --------
    Net increase (decrease) in net assets from
      operations.........................................  $148,795   $ 81,614   $59,469    $985,826   $659,857   $303,892
                                                           ========   ========   =======    ========   ========   ========

                                                                  GOVERNMENT BOND
                                                                 FOR THE YEAR ENDED
                                                                    DECEMBER 31,
                                                           ------------------------------
                                                             1999       1998       1997
                                                           --------   --------   --------
INVESTMENT INCOME:
  Dividends..............................................  $ 48,982   $18,086    $10,918
                                                           --------   -------    -------
EXPENSES:
  Mortality and expense risk fees........................     7,418     2,575      1,719
  Administrative expense fees............................     2,092       726        485
                                                           --------   -------    -------
    Total expenses.......................................     9,510     3,301      2,204
                                                           --------   -------    -------
    Net investment income (loss).........................    39,472    14,785      8,714
                                                           --------   -------    -------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors....        --        --         --
  Net realized gain (loss) from sales of investments.....    (3,983)      588        645
                                                           --------   -------    -------
    Net realized gain (loss).............................    (3,983)      588        645
  Net unrealized gain (loss).............................   (42,275)     (265)     1,985
                                                           --------   -------    -------
    Net realized and unrealized gain (loss)..............   (46,258)      323      2,630
                                                           --------   -------    -------
    Net increase (decrease) in net assets from
      operations.........................................  $ (6,786)  $15,108    $11,344
                                                           ========   =======    =======

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                         SELECT AGGRESSIVE GROWTH                SELECT GROWTH
                                            FOR THE YEAR ENDED                 FOR THE YEAR ENDED
                                               DECEMBER 31,                       DECEMBER 31,
                                     --------------------------------   --------------------------------
                                        1999        1998       1997        1999        1998       1997
                                     ----------   --------   --------   ----------   --------   --------
INVESTMENT INCOME:
  Dividends........................  $       --   $     --   $     --   $    3,131   $  2,828   $  5,433
                                     ----------   --------   --------   ----------   --------   --------
EXPENSES:
  Mortality and expense risk
    fees...........................      56,418     40,529     24,141       54,056     27,550     10,338
  Administrative expense fees......      15,912     11,432      6,809       15,246      7,770      2,916
                                     ----------   --------   --------   ----------   --------   --------
    Total expenses.................      72,330     51,961     30,950       69,302     35,320     13,254
                                     ----------   --------   --------   ----------   --------   --------
    Net investment income (loss)...     (72,330)   (51,961)   (30,950)     (66,171)   (32,492)    (7,821)
                                     ----------   --------   --------   ----------   --------   --------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain distributions from
    portfolio sponsors.............          --         --    276,322      198,983     30,097     94,924
  Net realized gain (loss) from
    sales of investments...........     177,208     29,465     21,985      138,303     85,378      2,956
                                     ----------   --------   --------   ----------   --------   --------
    Net realized gain (loss).......     177,208     29,465    298,307      337,286    115,475     97,880
  Net unrealized gain (loss).......   2,105,983    426,520    178,576    1,445,329    881,261    221,502
                                     ----------   --------   --------   ----------   --------   --------
    Net realized and unrealized
      gain (loss)..................   2,283,191    455,985    476,883    1,782,615    996,736    319,382
                                     ----------   --------   --------   ----------   --------   --------
    Net increase (decrease) in net
      assets from operations.......  $2,210,861   $404,024   $445,933   $1,716,444   $964,244   $311,561
                                     ==========   ========   ========   ==========   ========   ========

                                        SELECT GROWTH AND INCOME         SELECT VALUE OPPORTUNITY
                                           FOR THE YEAR ENDED               FOR THE YEAR ENDED
                                              DECEMBER 31,                     DECEMBER 31,
                                     ------------------------------   -------------------------------
                                       1999       1998       1997       1999        1998       1997
                                     --------   --------   --------   ---------   --------   --------
INVESTMENT INCOME:
  Dividends........................  $ 45,116   $ 30,725   $ 19,498   $      18   $25,765    $ 10,855
                                     --------   --------   --------   ---------   -------    --------
EXPENSES:
  Mortality and expense risk
    fees...........................    36,123     21,317     12,838      27,600    22,210      12,654
  Administrative expense fees......    10,188      6,012      3,621       7,784     6,265       3,569
                                     --------   --------   --------   ---------   -------    --------
    Total expenses.................    46,311     27,329     16,459      35,384    28,475      16,223
                                     --------   --------   --------   ---------   -------    --------
    Net investment income (loss)...    (1,195)     3,396      3,039     (35,366)   (2,710)     (5,368)
                                     --------   --------   --------   ---------   -------    --------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain distributions from
    portfolio sponsors.............   298,378      8,250    160,094     178,099     8,943     260,710
  Net realized gain (loss) from
    sales of investments...........    33,526     18,895      9,161     (12,326)   17,943      36,135
                                     --------   --------   --------   ---------   -------    --------
    Net realized gain (loss).......   331,904     27,145    169,255     165,773    26,886     296,845
  Net unrealized gain (loss).......   313,687    330,322     91,787    (307,116)   69,671       7,494
                                     --------   --------   --------   ---------   -------    --------
    Net realized and unrealized
      gain (loss)..................   645,591    357,467    261,042    (141,343)   96,557     304,339
                                     --------   --------   --------   ---------   -------    --------
    Net increase (decrease) in net
      assets from operations.......  $644,396   $360,863   $264,081   $(176,709)  $93,847    $298,971
                                     ========   ========   ========   =========   =======    ========

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                               SELECT INCOME

                                           FOR THE                          SELECT INTERNATIONAL EQUITY
                                         YEAR ENDED          FOR THE            FOR THE YEAR ENDED
                                        DECEMBER 31,         PERIOD                DECEMBER 31,
                                     -------------------   1/21/97* TO   ---------------------------------
                                       1999       1998      12/31/97        1999        1998       1997
                                     --------   --------   -----------   ----------   --------   ---------
INVESTMENT INCOME:
  Dividends........................  $ 20,541   $ 9,342      $2,772      $       --   $ 53,844   $  65,152
                                     --------   -------      ------      ----------   --------   ---------
EXPENSES:
  Mortality and expense risk
    fees...........................     2,850     1,400         363          47,169     33,643      19,115
  Administrative expense fees......       804       395         103          13,304      9,489       5,391
                                     --------   -------      ------      ----------   --------   ---------
    Total expenses.................     3,654     1,795         466          60,473     43,132      24,506
                                     --------   -------      ------      ----------   --------   ---------
    Net investment income (loss)...    16,887     7,547       2,306         (60,473)    10,712      40,646
                                     --------   -------      ------      ----------   --------   ---------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain distributions from
    portfolio sponsors.............     2,410        --          --              --         --      90,833
  Net realized gain (loss) from
    sales of investments...........    (1,955)    2,849       1,822         108,900     47,368      18,453
                                     --------   -------      ------      ----------   --------   ---------
    Net realized gain (loss).......       455     2,849       1,822         108,900     47,368     109,286
  Net unrealized gain (loss).......   (23,123)   (1,355)         51       1,466,320    445,157    (105,756)
                                     --------   -------      ------      ----------   --------   ---------
    Net realized and unrealized
     gain (loss)...................   (22,668)    1,494       1,873       1,575,220    492,525       3,530
                                     --------   -------      ------      ----------   --------   ---------
    Net increase (decrease) in net
     assets from operations........  $ (5,781)  $ 9,041      $4,179      $1,514,747   $503,237   $  44,176
                                     ========   =======      ======      ==========   ========   =========


                                                                        SELECT EMERGING MARKETS
                                       SELECT CAPITAL APPRECIATION
                                           FOR THE YEAR ENDED            FOR THE        FOR THE
                                              DECEMBER 31,              YEAR ENDED      PERIOD
                                     -------------------------------   DECEMBER 31,   2/20/98* TO
                                       1999       1998        1997         1999        12/31/98
                                     --------   ---------   --------   ------------   -----------
INVESTMENT INCOME:
  Dividends........................  $     --   $      --   $     --     $  1,567       $  117
                                     --------   ---------   --------     --------       ------
EXPENSES:
  Mortality and expense risk
    fees...........................    25,747      18,236     11,854        2,480          108
  Administrative expense fees......     7,262       5,144      3,343          699           30
                                     --------   ---------   --------     --------       ------
    Total expenses.................    33,009      23,380     15,197        3,179          138
                                     --------   ---------   --------     --------       ------
    Net investment income (loss)...   (33,009)    (23,380)   (15,197)      (1,612)         (21)
                                     --------   ---------   --------     --------       ------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain distributions from
    portfolio sponsors.............     4,210     396,401         --           --           --
  Net realized gain (loss) from
    sales of investments...........    64,758      47,124     12,285       38,118           19
                                     --------   ---------   --------     --------       ------
    Net realized gain (loss).......    68,968     443,525     12,285       38,118           19
  Net unrealized gain (loss).......   641,346    (112,382)   217,381      120,727        2,529
                                     --------   ---------   --------     --------       ------
    Net realized and unrealized
     gain (loss)...................   710,314     331,143    229,666      158,845        2,548
                                     --------   ---------   --------     --------       ------
    Net increase (decrease) in net
     assets from operations........  $677,305   $ 307,763   $214,469     $157,233       $2,527
                                     ========   =========   ========     ========       ======

* Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                      SELECT STRATEGIC GROWTH
                                                                     FIDELITY VIP HIGH INCOME         FIDELITY VIP EQUITY-INCOME
                                       FOR THE        FOR THE           FOR THE YEAR ENDED                FOR THE YEAR ENDED
                                      YEAR ENDED      PERIOD               DECEMBER 31,                      DECEMBER 31,
                                     DECEMBER 31,   2/20/98* TO   -------------------------------   ------------------------------
                                         1999        12/31/98       1999       1998        1997       1999       1998       1997
                                     ------------   -----------   --------   ---------   --------   --------   --------   --------
INVESTMENT INCOME:
  Dividends........................    $ 2,052        $  230      $243,230   $ 136,144   $ 68,437   $112,153   $ 70,292   $ 47,892
                                       -------        ------      --------   ---------   --------   --------   --------   --------
EXPENSES:
  Mortality and expense risk
    fees...........................      4,550           143        26,965      19,478     11,594     76,424     54,135     32,764
  Administrative expense fees......      1,284            40         7,605       5,494      3,270     21,555     15,269      9,241
                                       -------        ------      --------   ---------   --------   --------   --------   --------
    Total expenses.................      5,834           183        34,570      24,972     14,864     97,979     69,404     42,005
                                       -------        ------      --------   ---------   --------   --------   --------   --------
    Net investment income (loss)...     (3,782)           47       208,660     111,172     53,573     14,174        888      5,887
                                       -------        ------      --------   ---------   --------   --------   --------   --------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain distributions from
    portfolio sponsors.............         --            --         9,093      86,508      8,459    247,916    250,156    240,792
  Net realized gain (loss) from
    sales of investments...........      8,398          (225)      (54,343)    (17,148)    27,979    118,286     48,500     33,101
                                       -------        ------      --------   ---------   --------   --------   --------   --------
    Net realized gain (loss).......      8,398          (225)      (45,250)     69,360     36,438    366,202    298,656    273,893
  Net unrealized gain (loss).......     85,146         4,598        12,522    (314,600)   103,123    (18,667)   296,484    568,672
                                       -------        ------      --------   ---------   --------   --------   --------   --------
    Net realized and unrealized
      gain (loss)..................     93,544         4,373       (32,728)   (245,240)   139,561    347,535    595,140    842,565
                                       -------        ------      --------   ---------   --------   --------   --------   --------
    Net increase (decrease) in net
      assets from operations.......    $89,762        $4,420      $175,932   $(134,068)  $193,134   $361,709   $596,028   $848,452
                                       =======        ======      ========   =========   ========   ========   ========   ========


                                            FIDELITY VIP GROWTH
                                             FOR THE YEAR ENDED
                                                DECEMBER 31,
                                     ----------------------------------
                                        1999         1998        1997
                                     ----------   ----------   --------
INVESTMENT INCOME:
  Dividends........................  $   12,091   $   20,074   $ 16,453
                                     ----------   ----------   --------
EXPENSES:
  Mortality and expense risk
    fees...........................      76,059       43,584     27,500
  Administrative expense fees......      21,452       12,292      7,756
                                     ----------   ----------   --------
    Total expenses.................      97,511       55,876     35,256
                                     ----------   ----------   --------
    Net investment income (loss)...     (85,420)     (35,802)   (18,803)
                                     ----------   ----------   --------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain distributions from
    portfolio sponsors.............     760,210      525,084     73,646
  Net realized gain (loss) from
    sales of investments...........     287,394       86,937     47,664
                                     ----------   ----------   --------
    Net realized gain (loss).......   1,047,604      612,021    121,310
  Net unrealized gain (loss).......   1,866,657    1,092,781    495,681
                                     ----------   ----------   --------
    Net realized and unrealized
      gain (loss)..................   2,914,261    1,704,802    616,991
                                     ----------   ----------   --------
    Net increase (decrease) in net
      assets from operations.......  $2,828,841   $1,669,000   $598,188
                                     ==========   ==========   ========

* Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                                                          FIDELITY VIP II ASSET
                                         FIDELITY VIP OVERSEAS                   MANAGER
                                           FOR THE YEAR ENDED               FOR THE YEAR ENDED
                                              DECEMBER 31,                     DECEMBER 31,
                                     ------------------------------   ------------------------------
                                       1999       1998       1997       1999       1998       1997
                                     --------   --------   --------   --------   --------   --------
INVESTMENT INCOME:
  Dividends........................  $ 14,849   $13,815    $10,056    $ 37,327   $ 23,256   $ 19,924
                                     --------   -------    -------    --------   --------   --------

EXPENSES:
  Mortality and expense risk
    fees...........................    10,233     7,334      5,647      11,540      7,365      5,709
  Administrative expense fees......     2,887     2,069      1,593       3,255      2,078      1,610
                                     --------   -------    -------    --------   --------   --------
    Total expenses.................    13,120     9,403      7,240      14,795      9,443      7,319
                                     --------   -------    -------    --------   --------   --------
    Net investment income (loss)...     1,729     4,412      2,816      22,532     13,813     12,605
                                     --------   -------    -------    --------   --------   --------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain distributions from
    portfolio sponsors.............    23,950    40,719     39,918      47,281     69,769     49,980
  Net realized gain (loss) from
    sales of investments...........    34,419     8,916     13,234      19,555      7,412     10,245
                                     --------   -------    -------    --------   --------   --------
    Net realized gain (loss).......    58,369    49,635     53,152      66,836     77,181     60,225
  Net unrealized gain (loss).......   382,231    32,700     (4,255)     38,297     25,967     38,982
                                     --------   -------    -------    --------   --------   --------
    Net realized and unrealized
      gain (loss)..................   440,600    82,335     48,897     105,133    103,148     99,207
                                     --------   -------    -------    --------   --------   --------
    Net increase (decrease) in net
      assets from operations.......  $442,329   $86,747    $51,713    $127,665   $116,961   $111,812
                                     ========   =======    =======    ========   ========   ========

                                             T. ROWE PRICE
                                          INTERNATIONAL STOCK           DGPF INTERNATIONAL EQUITY
                                           FOR THE YEAR ENDED               FOR THE YEAR ENDED
                                              DECEMBER 31,                     DECEMBER 31,
                                     ------------------------------   ------------------------------
                                       1999       1998       1997       1999       1998       1997
                                     --------   --------   --------   --------   --------   --------
INVESTMENT INCOME:
  Dividends........................  $  9,199   $ 19,378   $  8,506   $ 26,304   $33,186    $12,296
                                     --------   --------   --------   --------   -------    -------
EXPENSES:
  Mortality and expense risk
    fees...........................    16,878     11,633      5,600     12,712     9,355      5,326
  Administrative expense fees......     4,760      3,281      1,580      3,586     2,639      1,502
                                     --------   --------   --------   --------   -------    -------
    Total expenses.................    21,638     14,914      7,180     16,298    11,994      6,828
                                     --------   --------   --------   --------   -------    -------
    Net investment income (loss)...   (12,439)     4,464      1,326     10,006    21,192      5,468
                                     --------   --------   --------   --------   -------    -------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain distributions from
    portfolio sponsors.............    28,910      6,839     12,051      1,921        --         --
  Net realized gain (loss) from
    sales of investments...........   166,452      8,267      5,743     27,108     5,165      5,350
                                     --------   --------   --------   --------   -------    -------
    Net realized gain (loss).......   195,362     15,106     17,794     29,029     5,165      5,350
  Net unrealized gain (loss).......   423,296    158,394    (26,790)   159,277    59,757     (2,688)
                                     --------   --------   --------   --------   -------    -------
    Net realized and unrealized
      gain (loss)..................   618,658    173,500     (8,996)   188,306    64,922      2,662
                                     --------   --------   --------   --------   -------    -------
    Net increase (decrease) in net
      assets from operations.......  $606,219   $177,964   $ (7,670)  $198,312   $86,114    $ 8,130
                                     ========   ========   ========   ========   =======    =======

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                 GROWTH                           INVESTMENT GRADE INCOME
                                               YEAR ENDED                                YEAR ENDED
                                              DECEMBER 31,                              DECEMBER 31,
                                ----------------------------------------  ----------------------------------------
                                    1999          1998          1997          1999          1998          1997
                                ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss)..................  $   (27,214)  $    (1,425)  $     8,092   $    96,986   $    61,492   $    42,034
    Net realized gain
      (loss)..................      544,338        50,800       454,711        (2,411)        6,041         1,716
    Net unrealized gain
      (loss)..................      841,945       534,100       (71,668)     (131,308)       14,016        18,269
                                -----------   -----------   -----------   -----------   -----------   -----------
    Net increase (decrease) in
      net assets from
      operations..............    1,359,069       583,475       391,135       (36,733)       81,549        62,019
                                -----------   -----------   -----------   -----------   -----------   -----------
  FROM POLICY TRANSACTIONS:
    Net premiums..............    1,001,751       847,227       570,987       435,410       428,260       240,396
    Terminations..............       (7,366)      (34,880)      (38,859)       (3,059)       (4,458)       (5,462)
    Insurance and other
      charges.................      (87,249)      (69,664)      (37,276)      (34,431)      (30,868)      (19,344)
    Transfers between
      sub-accounts (including
      fixed account), net.....      418,568       252,812       525,789       118,198       146,781        73,703
    Other transfers from (to)
      the General Account.....       (9,475)      (18,055)      (10,531)       (4,143)      (16,249)      (11,224)
                                -----------   -----------   -----------   -----------   -----------   -----------
    Net increase (decrease) in
      net assets from policy
      transactions............    1,316,229       977,440     1,010,110       511,975       523,466       278,069
                                -----------   -----------   -----------   -----------   -----------   -----------
    Net increase (decrease) in
      net assets..............    2,675,298     1,560,915     1,401,245       475,242       605,015       340,088
NET ASSETS:
  Beginning of year...........    4,314,360     2,753,445     1,352,200     1,536,277       931,262       591,174
                                -----------   -----------   -----------   -----------   -----------   -----------
  End of year.................  $ 6,989,658   $ 4,314,360   $ 2,753,445   $ 2,011,519   $ 1,536,277   $   931,262
                                ===========   ===========   ===========   ===========   ===========   ===========

                                              MONEY MARKET                              EQUITY INDEX
                                               YEAR ENDED                                YEAR ENDED
                                              DECEMBER 31,                              DECEMBER 31,
                                ----------------------------------------  ----------------------------------------
                                    1999          1998          1997          1999          1998          1997
                                ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASS
  FROM OPERATIONS:
    Net investment income
      (loss)..................  $   148,795   $    81,614   $    59,469   $   (10,818)  $     2,516   $     2,957
    Net realized gain
      (loss)..................           --            --            --       139,455       145,621        86,562
    Net unrealized gain
      (loss)..................           --            --            --       857,189       511,720       214,373
                                -----------   -----------   -----------   -----------   -----------   -----------
    Net increase (decrease) in
      net assets from
      operations..............      148,795        81,614        59,469       985,826       659,857       303,892
                                -----------   -----------   -----------   -----------   -----------   -----------
  FROM POLICY TRANSACTIONS:
    Net premiums..............    5,181,354     2,700,829     1,862,402     1,145,533       756,206       431,987
    Terminations..............     (705,904)      (11,590)     (105,934)      (10,279)       (4,368)       (3,898)
    Insurance and other
      charges.................     (142,203)      (94,257)      (71,152)      (56,356)      (31,530)      (13,877)
    Transfers between
      sub-accounts (including
      fixed account), net.....   (3,430,574)     (895,626)   (1,257,458)    1,048,621       726,135       426,720
    Other transfers from (to)
      the General Account.....       28,565       (38,413)      (15,514)       (9,702)        5,145        (6,762)
                                -----------   -----------   -----------   -----------   -----------   -----------
    Net increase (decrease) in
      net assets from policy
      transactions............      931,238     1,660,943       412,344     2,117,817     1,451,588       834,170
                                -----------   -----------   -----------   -----------   -----------   -----------
    Net increase (decrease) in
      net assets..............    1,080,033     1,742,557       471,813     3,103,643     2,111,445     1,138,062
NET ASSETS:
  Beginning of year...........    3,300,214     1,557,657     1,085,844     3,840,386     1,728,941       590,879
                                -----------   -----------   -----------   -----------   -----------   -----------
  End of year.................  $ 4,380,247   $ 3,300,214   $ 1,557,657   $ 6,944,029   $ 3,840,386   $ 1,728,941
                                ===========   ===========   ===========   ===========   ===========   ===========

                                            GOVERNMENT BOND
                                               YEAR ENDED
                                              DECEMBER 31,
                                ----------------------------------------
                                    1999          1998          1997
                                ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASS
  FROM OPERATIONS:
    Net investment income
      (loss)..................  $    39,472   $    14,785   $     8,714
    Net realized gain
      (loss)..................       (3,983)          588           645
    Net unrealized gain
      (loss)..................      (42,275)         (265)        1,985
                                -----------   -----------   -----------
    Net increase (decrease) in
      net assets from
      operations..............       (6,786)       15,108        11,344
                                -----------   -----------   -----------
  FROM POLICY TRANSACTIONS:
    Net premiums..............      161,884       191,827       134,405
    Terminations..............           --        (1,554)          (63)
    Insurance and other
      charges.................      (26,372)      (18,262)      (11,345)
    Transfers between
      sub-accounts (including
      fixed account), net.....      270,794       172,202      (120,761)
    Other transfers from (to)
      the General Account.....       (1,924)       (1,510)       (3,555)
                                -----------   -----------   -----------
    Net increase (decrease) in
      net assets from policy
      transactions............      404,382       342,703        (1,319)
                                -----------   -----------   -----------
    Net increase (decrease) in
      net assets..............      397,596       357,811        10,025
NET ASSETS:
  Beginning of year...........      539,126       181,315       171,290
                                -----------   -----------   -----------
  End of year.................  $   936,722   $   539,126   $   181,315
                                ===========   ===========   ===========

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                        SELECT AGGRESSIVE GROWTH                       SELECT GROWTH
                                               YEAR ENDED                                YEAR ENDED
                                              DECEMBER 31,                              DECEMBER 31,
                                ----------------------------------------  ----------------------------------------
                                    1999          1998          1997          1999          1998          1997
                                ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
  ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss)..................  $   (72,330)  $   (51,961)  $   (30,950)  $   (66,171)  $   (32,492)  $    (7,821)
    Net realized gain
      (loss)..................      177,208        29,465       298,307       337,286       115,475        97,880
    Net unrealized gain
      (loss)..................    2,105,983       426,520       178,576     1,445,329       881,261       221,502
                                -----------   -----------   -----------   -----------   -----------   -----------
    Net increase (decrease) in
      net assets from
      operations..............    2,210,861       404,024       445,933     1,716,444       964,244       311,561
                                -----------   -----------   -----------   -----------   -----------   -----------
  FROM POLICY TRANSACTIONS:
    Net premiums..............    1,229,002     1,111,123       850,410     1,511,763       937,287       489,937
    Terminations..............      (81,020)      (66,319)      (23,475)       (1,322)       (5,519)       (2,969)
    Insurance and other
      charges.................      (65,617)      (63,181)      (34,391)      (74,749)      (47,080)      (18,331)
    Transfers between
      sub-accounts (including
      fixed account), net.....     (134,485)      546,728       709,217       830,475       867,942       621,990
    Other transfers from (to)
      the General
      Account.................      (67,598)         (988)       (2,444)      (28,078)      (15,686)      (11,795)
                                -----------   -----------   -----------   -----------   -----------   -----------
    Net increase (decrease) in
      net assets from
      policy transactions.....      880,282     1,527,363     1,499,317     2,238,089     1,736,944     1,078,832
                                -----------   -----------   -----------   -----------   -----------   -----------
    Net increase (decrease) in
      net assets..............    3,091,143     1,931,387     1,945,250     3,954,533     2,701,188     1,390,393
NET ASSETS:
  Beginning of year...........    5,507,924     3,576,537     1,631,287     4,582,861     1,881,673       491,280
                                -----------   -----------   -----------   -----------   -----------   -----------
  End of year.................  $ 8,599,067   $ 5,507,924   $ 3,576,537   $ 8,537,394   $ 4,582,861   $ 1,881,673
                                ===========   ===========   ===========   ===========   ===========   ===========

                                        SELECT GROWTH AND INCOME
                                               YEAR ENDED
                                              DECEMBER 31,
                                ----------------------------------------
                                    1999          1998          1997
                                ------------  ------------  ------------
INCREASE (DECREASE) IN NET
  ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss)..................  $    (1,195)  $     3,396   $     3,039
    Net realized gain
      (loss)..................      331,904        27,145       169,255
    Net unrealized gain
      (loss)..................      313,687       330,322        91,787
                                -----------   -----------   -----------
    Net increase (decrease) in
      net assets from
      operations..............      644,396       360,863       264,081
                                -----------   -----------   -----------
  FROM POLICY TRANSACTIONS:
    Net premiums..............    1,004,832       573,753       335,796
    Terminations..............      (10,984)      (21,474)       (2,655)
    Insurance and other
      charges.................      (59,665)      (42,732)      (21,783)
    Transfers between
      sub-accounts (including
      fixed account), net.....      795,513       283,832       299,842
    Other transfers from (to)
      the General
      Account.................      (25,120)      (24,248)       (4,085)
                                -----------   -----------   -----------
    Net increase (decrease) in
      net assets from
      policy transactions.....    1,704,576       769,131       607,115
                                -----------   -----------   -----------
    Net increase (decrease) in
      net assets..............    2,348,972     1,129,994       871,196
NET ASSETS:
  Beginning of year...........    3,022,610     1,892,616     1,021,420
                                -----------   -----------   -----------
  End of year.................  $ 5,371,582   $ 3,022,610   $ 1,892,616
                                ===========   ===========   ===========

                                        SELECT VALUE OPPORTUNITY
                                               YEAR ENDED
                                              DECEMBER 31,
                                ----------------------------------------
                                    1999          1998          1997
                                ------------  ------------  ------------
INCREASE (DECREASE) IN NET
  ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss)..................  $   (35,366)  $    (2,710)  $    (5,368)
    Net realized gain
      (loss)..................      165,773        26,886       296,845
    Net unrealized gain
      (loss)..................     (307,116)       69,671         7,494
                                -----------   -----------   -----------
    Net increase (decrease) in
      net assets from
      operations..............     (176,709)       93,847       298,971
                                -----------   -----------   -----------
  FROM POLICY TRANSACTIONS:
    Net premiums..............      620,660       508,455       426,674
    Terminations..............      (36,241)      (39,141)       (3,636)
    Insurance and other
      charges.................      (33,184)      (28,795)      (11,382)
    Transfers between
      sub-accounts (including
      fixed account), net.....     (278,029)      561,220       399,651
    Other transfers from (to)
      the General
      Account.................      (51,296)       (5,874)      (10,191)
                                -----------   -----------   -----------
    Net increase (decrease) in
      net assets from
      policy transactions.....      221,910       995,865       801,116
                                -----------   -----------   -----------
    Net increase (decrease) in
      net assets..............       45,201     1,089,712     1,100,087
NET ASSETS:
  Beginning of year...........    3,068,214     1,978,502       878,415
                                -----------   -----------   -----------
  End of year.................  $ 3,113,415   $ 3,068,214   $ 1,978,502
                                ===========   ===========   ===========

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                              SELECT INCOME
                                                                                 SELECT INTERNATIONAL EQUITY
                                        YEAR ENDED                                        YEAR ENDED
                                       DECEMBER 31,          PERIOD FROM                 DECEMBER 31,
                                --------------------------  FROM 1/21/97*  ----------------------------------------
                                    1999          1998       TO 12/31/97       1999          1998          1997
                                ------------  ------------  -------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
  ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss)..................  $    16,887   $     7,547    $     2,306   $   (60,473)  $    10,712   $    40,646
    Net realized gain
      (loss)..................          455         2,849          1,822       108,900        47,368       109,286
    Net unrealized gain
      (loss)..................      (23,123)       (1,355)            51     1,466,320       445,157      (105,756)
                                -----------   -----------    -----------   -----------   -----------   -----------
    Net increase (decrease) in
      net assets from
      operations..............       (5,781)        9,041          4,179     1,514,747       503,237        44,176
                                -----------   -----------    -----------   -----------   -----------   -----------
  FROM POLICY TRANSACTIONS:
    Net premiums..............      136,167        73,121         31,497     1,259,546     1,057,851       840,919
    Terminations..............           --            --             --       (78,030)      (33,620)       (4,475)
    Insurance and other
      charges.................       (5,391)       (2,414)          (531)      (56,948)      (48,162)      (26,182)
    Transfers between
      sub-accounts (including
      fixed account), net.....      (10,293)       90,628         56,319      (191,180)       20,936       896,624
    Other transfers from (to)
      the General
      Account.................       (6,669)          (10)          (469)      (18,541)      (20,849)      (37,089)
                                -----------   -----------    -----------   -----------   -----------   -----------
    Net increase (decrease) in
      net assets from
      policy transactions.....      113,814       161,325         86,816       914,847       976,156     1,669,797
                                -----------   -----------    -----------   -----------   -----------   -----------
    Net increase (decrease) in
      net assets..............      108,033       170,366         90,995     2,429,594     1,479,393     1,713,973
NET ASSETS:
  Beginning of year...........      261,361        90,995             --     4,375,169     2,895,776     1,181,803
                                -----------   -----------    -----------   -----------   -----------   -----------
  End of year.................  $   369,394   $   261,361    $    90,995   $ 6,804,763   $ 4,375,169   $ 2,895,776
                                ===========   ===========    ===========   ===========   ===========   ===========


                                      SELECT CAPITAL APPRECIATION
                                               YEAR ENDED
                                              DECEMBER 31,
                                ----------------------------------------
                                    1999          1998          1997
                                ------------  ------------  ------------
INCREASE (DECREASE) IN NET
  ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss)..................  $   (33,009)  $   (23,380)  $   (15,197)
    Net realized gain
      (loss)..................       68,968       443,525        12,285
    Net unrealized gain
      (loss)..................      641,346      (112,382)      217,381
                                -----------   -----------   -----------
    Net increase (decrease) in
      net assets from
      operations..............      677,305       307,763       214,469
                                -----------   -----------   -----------
  FROM POLICY TRANSACTIONS:
    Net premiums..............      589,677       508,509       537,854
    Terminations..............      (57,253)      (38,613)      (18,442)
    Insurance and other
      charges.................      (27,655)      (27,532)      (10,760)
    Transfers between
      sub-accounts (including
      fixed account), net.....     (156,990)       50,954       163,964
    Other transfers from (to)
      the General
      Account.................      (12,192)       (6,438)      (30,901)
                                -----------   -----------   -----------
    Net increase (decrease) in
      net assets from
      policy transactions.....      335,587       486,880       641,715
                                -----------   -----------   -----------
    Net increase (decrease) in
      net assets..............    1,012,892       794,643       856,184
NET ASSETS:
  Beginning of year...........    2,619,793     1,825,150       968,966
                                -----------   -----------   -----------
  End of year.................  $ 3,632,685   $ 2,619,793   $ 1,825,150
                                ===========   ===========   ===========


                                  SELECT EMERGING MARKETS

                                 YEAR ENDED     PERIOD FROM
                                DECEMBER 31,   FROM 2/20/98*
                                    1999        TO 12/31/98
                                -------------  -------------
INCREASE (DECREASE) IN NET
  ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss)..................   $    (1,612)   $       (21)
    Net realized gain
      (loss)..................        38,118             19
    Net unrealized gain
      (loss)..................       120,727          2,529
                                 -----------    -----------
    Net increase (decrease) in
      net assets from
      operations..............       157,233          2,527
                                 -----------    -----------
  FROM POLICY TRANSACTIONS:
    Net premiums..............       170,639          8,617
    Terminations..............            --             --
    Insurance and other
      charges.................        (2,381)           (96)
    Transfers between
      sub-accounts (including
      fixed account), net.....        91,849         54,663
    Other transfers from (to)
      the General
      Account.................        (5,390)           (34)
                                 -----------    -----------
    Net increase (decrease) in
      net assets from
      policy transactions.....       254,717         63,150
                                 -----------    -----------
    Net increase (decrease) in
      net assets..............       411,950         65,677
NET ASSETS:
  Beginning of year...........        65,677             --
                                 -----------    -----------
  End of year.................   $   477,627    $    65,677
                                 ===========    ===========

* Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                  SELECT STRATEGIC GROWTH             FIDELITY VIP HIGH INCOME
                                                                             YEAR ENDED
                                 YEAR ENDED     PERIOD FROM                 DECEMBER 31,
                                DECEMBER 31,   FROM 2/20/98*  ----------------------------------------
                                    1999        TO 12/31/98       1999          1998          1997
                                -------------  -------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
  ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss)..................   $    (3,782)   $        47   $   208,660   $   111,172   $    53,573
    Net realized gain
      (loss)..................         8,398           (225)      (45,250)       69,360        36,438
    Net unrealized gain
      (loss)..................        85,146          4,598        12,522      (314,600)      103,123
                                 -----------    -----------   -----------   -----------   -----------
    Net increase (decrease) in
      net assets from
      operations..............        89,762          4,420       175,932      (134,068)      193,134
                                 -----------    -----------   -----------   -----------   -----------
  FROM POLICY TRANSACTIONS:
    Net premiums..............       167,764         41,394       815,465       658,679       528,737
    Terminations..............            --             --       (24,071)       (8,960)      (21,270)
    Insurance and other
      charges.................        (4,658)           (98)      (43,331)      (33,607)      (20,126)
    Transfers between
      sub-accounts (including
      fixed account), net.....       415,836         51,873       (35,392)       78,348       314,319
    Other transfers from (to)
      the General
      Account.................        (3,477)           (40)      (19,586)      (23,944)       (1,637)
                                 -----------    -----------   -----------   -----------   -----------
    Net increase (decrease) in
      net assets from
      policy transactions.....       575,465         93,129       693,085       670,516       800,023
                                 -----------    -----------   -----------   -----------   -----------
    Net increase (decrease) in
      net assets..............       665,227         97,549       869,017       536,448       993,157
NET ASSETS:
  Beginning of year...........        97,549             --     2,364,944     1,828,496       835,339
                                 -----------    -----------   -----------   -----------   -----------
  End of year.................   $   762,776    $    97,549   $ 3,233,961   $ 2,364,944   $ 1,828,496
                                 ===========    ===========   ===========   ===========   ===========

                                       FIDELITY VIP EQUITY-INCOME
                                               YEAR ENDED
                                              DECEMBER 31,
                                ----------------------------------------
                                    1999          1998          1997
                                ------------  ------------  ------------
INCREASE (DECREASE) IN NET
  ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss)..................  $    14,174   $       888   $     5,887
    Net realized gain
      (loss)..................      366,202       298,656       273,893
    Net unrealized gain
      (loss)..................      (18,667)      296,484       568,672
                                -----------   -----------   -----------
    Net increase (decrease) in
      net assets from
      operations..............      361,709       596,028       848,452
                                -----------   -----------   -----------
  FROM POLICY TRANSACTIONS:
    Net premiums..............    1,826,411     1,337,780     1,110,022
    Terminations..............      (96,050)      (39,425)      (57,841)
    Insurance and other
      charges.................     (135,557)     (112,002)      (66,454)
    Transfers between
      sub-accounts (including
      fixed account), net.....      (77,068)      726,002       292,900
    Other transfers from (to)
      the General
      Account.................      (36,303)        1,706        (3,553)
                                -----------   -----------   -----------
    Net increase (decrease) in
      net assets from
      policy transactions.....    1,481,433     1,914,061     1,275,074
                                -----------   -----------   -----------
    Net increase (decrease) in
      net assets..............    1,843,142     2,510,089     2,123,526
NET ASSETS:
  Beginning of year...........    7,342,472     4,832,383     2,708,857
                                -----------   -----------   -----------
  End of year.................  $ 9,185,614   $ 7,342,472   $ 4,832,383
                                ===========   ===========   ===========

                                          FIDELITY VIP GROWTH
                                               YEAR ENDED
                                              DECEMBER 31,
                                ----------------------------------------
                                    1999          1998          1997
                                ------------  ------------  ------------
INCREASE (DECREASE) IN NET
  ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss)..................  $   (85,420)  $   (35,802)  $   (18,803)
    Net realized gain
      (loss)..................    1,047,604       612,021       121,310
    Net unrealized gain
      (loss)..................    1,866,657     1,092,781       495,681
                                -----------   -----------   -----------
    Net increase (decrease) in
      net assets from
      operations..............    2,828,841     1,669,000       598,188
                                -----------   -----------   -----------
  FROM POLICY TRANSACTIONS:
    Net premiums..............    1,714,137       920,904       779,115
    Terminations..............      (93,641)      (37,398)      (56,581)
    Insurance and other
      charges.................     (109,297)      (74,418)      (46,966)
    Transfers between
      sub-accounts (including
      fixed account), net.....      776,351       376,416       174,998
    Other transfers from (to)
      the General
      Account.................      (66,702)      (19,256)      (11,113)
                                -----------   -----------   -----------
    Net increase (decrease) in
      net assets from
      policy transactions.....    2,220,848     1,166,248       839,453
                                -----------   -----------   -----------
    Net increase (decrease) in
      net assets..............    5,049,689     2,835,248     1,437,641
NET ASSETS:
  Beginning of year...........    6,639,740     3,804,492     2,366,851
                                -----------   -----------   -----------
  End of year.................  $11,689,429   $ 6,639,740   $ 3,804,492
                                ===========   ===========   ===========

* Date of Initial Investment.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                         FIDELITY VIP OVERSEAS                 FIDELITY VIP II ASSET MANAGER
                                               YEAR ENDED                                YEAR ENDED
                                              DECEMBER 31,                              DECEMBER 31,
                                ----------------------------------------  ----------------------------------------
                                    1999          1998          1997          1999          1998          1997
                                ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
  ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss)..................  $     1,729   $     4,412   $     2,816   $    22,532   $    13,813   $    12,605
    Net realized gain
      (loss)..................       58,369        49,635        53,152        66,836        77,181        60,225
    Net unrealized gain
      (loss)..................      382,231        32,700        (4,255)       38,297        25,967        38,982
                                -----------   -----------   -----------   -----------   -----------   -----------
    Net increase (decrease) in
      net assets from
      operations..............      442,329        86,747        51,713       127,665       116,961       111,812
                                -----------   -----------   -----------   -----------   -----------   -----------
  FROM POLICY TRANSACTIONS:
    Net premiums..............      152,148       131,818       124,750       233,037       150,597        93,609
    Terminations..............      (37,956)      (15,558)      (11,669)           --          (290)      (52,989)
    Insurance and other
      charges.................      (13,626)      (11,464)       (9,180)      (31,095)      (25,822)      (19,243)
    Transfers between
      sub-accounts (including
      fixed account), net.....      225,496        78,976       (45,201)       76,364       147,876        54,309
    Other transfers from (to)
      the General
      Account.................      (14,023)       (6,888)        9,346       (16,765)       (1,770)       (2,097)
                                -----------   -----------   -----------   -----------   -----------   -----------
    Net increase (decrease) in
      net assets from
      policy transactions.....      312,039       176,884        68,046       261,541       270,591        73,589
                                -----------   -----------   -----------   -----------   -----------   -----------
    Net increase (decrease) in
      net assets..............      754,368       263,631       119,759       389,206       387,552       185,401
NET ASSETS:
  Beginning of year...........      938,455       674,824       555,065     1,109,057       721,505       536,104
                                -----------   -----------   -----------   -----------   -----------   -----------
  End of year.................  $ 1,692,823   $   938,455   $   674,824   $ 1,498,263   $ 1,109,057   $   721,505
                                ===========   ===========   ===========   ===========   ===========   ===========

                                   T. ROWE PRICE INTERNATIONAL STOCK
                                               YEAR ENDED
                                              DECEMBER 31,
                                ----------------------------------------
                                    1999          1998          1997
                                ------------  ------------  ------------
INCREASE (DECREASE) IN NET
  ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss)..................  $   (12,439)  $     4,464   $     1,326
    Net realized gain
      (loss)..................      195,362        15,106        17,794
    Net unrealized gain
      (loss)..................      423,296       158,394       (26,790)
                                -----------   -----------   -----------
    Net increase (decrease) in
      net assets from
      operations..............      606,219       177,964        (7,670)
                                -----------   -----------   -----------
  FROM POLICY TRANSACTIONS:
    Net premiums..............      470,694       391,645       333,744
    Terminations..............       (2,463)      (31,322)       (3,009)
    Insurance and other
      charges.................      (21,938)      (18,589)       (6,416)
    Transfers between
      sub-accounts (including
      fixed account), net.....      (96,521)      245,333       268,869
    Other transfers from (to)
      the General
      Account.................       (3,485)      (16,283)         (470)
                                -----------   -----------   -----------
    Net increase (decrease) in
      net assets from
      policy transactions.....      346,287       570,784       592,718
                                -----------   -----------   -----------
    Net increase (decrease) in
      net assets..............      952,506       748,748       585,048
NET ASSETS:
  Beginning of year...........    1,684,114       935,366       350,318
                                -----------   -----------   -----------
  End of year.................  $ 2,636,620   $ 1,684,114   $   935,366
                                ===========   ===========   ===========

                                       DGPF INTERNATIONAL EQUITY
                                               YEAR ENDED
                                              DECEMBER 31,
                                ----------------------------------------
                                    1999          1998          1997
                                ------------  ------------  ------------
INCREASE (DECREASE) IN NET
  ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss)..................  $    10,006   $    21,192   $     5,468
    Net realized gain
      (loss)..................       29,029         5,165         5,350
    Net unrealized gain
      (loss)..................      159,277        59,757        (2,688)
                                -----------   -----------   -----------
    Net increase (decrease) in
      net assets from
      operations..............      198,312        86,114         8,130
                                -----------   -----------   -----------
  FROM POLICY TRANSACTIONS:
    Net premiums..............      301,895       311,833       253,032
    Terminations..............       (6,292)      (18,210)      (18,839)
    Insurance and other
      charges.................      (12,879)      (10,911)       (6,477)
    Transfers between
      sub-accounts (including
      fixed account), net.....       31,016        71,555       232,533
    Other transfers from (to)
      the General
      Account.................      (15,316)        2,673        26,574
                                -----------   -----------   -----------
    Net increase (decrease) in
      net assets from
      policy transactions.....      298,424       356,940       486,823
                                -----------   -----------   -----------
    Net increase (decrease) in
      net assets..............      496,736       443,054       494,953
NET ASSETS:
  Beginning of year...........    1,252,542       809,488       314,535
                                -----------   -----------   -----------
  End of year.................  $ 1,749,278   $ 1,252,542   $   809,488
                                ===========   ===========   ===========

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 1 -- ORGANIZATION

    The Inheiritage Account (Inheiritage) is a separate investment account of Allmerica Financial Life Insurance and Annuity Company (the Company), established on April 21, 1994 for the purpose of separating from the general assets of the Company those assets used to fund the variable portion of certain flexible premium variable life policies issued by the Company. The Company is a wholly-owned subsidiary of First Allmerica Financial Life Insurance Company (First Allmerica). First Allmerica is a wholly-owned subsidiary of Allmerica Financial Corporation (AFC). Under applicable insurance law, the assets and liabilities of Inheiritage are clearly identified and distinguished from the other assets and liabilities of the Company. Inheiritage cannot be charged with liabilities arising out of any other business of the Company.

    Inheiritage is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). Inheiritage currently offers twenty-one Sub-Accounts under the policies. Each Sub-Account invests exclusively in a corresponding investment portfolio of the Allmerica Investment Trust (the Trust) managed by Allmerica Financial Investment Management Service, Inc. (AFIMS), a wholly-owned subsidiary of the Company; or of the Variable Insurance Products Fund (Fidelity VIP), or the Variable Insurance Products Fund II (Fidelity VIP II), managed by Fidelity Management & Research Company (FMR); or of the T.Rowe Price International Series, Inc. (T. Rowe Price) managed by Rowe Price-Fleming International, Inc.; or of the Delaware Group Premium Fund (DGPF) managed by Delaware International Advisers, Ltd. The Trust, Fidelity VIP, Fidelity VIP II, T. Rowe Price, and DGPF (the Funds) are open-end, diversified, management investment companies registered under the 1940 Act.

    Effective May 1, 2000, AIT Investment Grade Income Fund will be renamed Select Investment Grade Income Fund and AIT Growth Fund will be renamed Core Equity Fund.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

    INVESTMENTS -- Security transactions are recorded on the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the respective investment portfolio of the Funds. Realized gains and losses on securities sold are determined using the average cost method. Dividends and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the respective investment portfolio of the Funds at net asset value.

    FEDERAL INCOME TAXES -- The Company is taxed as a "life insurance company" under Subchapter L of the Internal Revenue Code (the Code) and files a consolidated federal income tax return with First Allmerica. The Company anticipates no tax liability resulting from the operations of Inheiritage. Therefore, no provision for income taxes has been charged against Inheiritage.

                              INHEIRITAGE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 3 -- INVESTMENTS

    The number of shares owned, aggregate cost, and net asset value per share of each Sub-Account's investment in the Funds at December 31, 1999 were as follows:

                                                             PORTFOLIO INFORMATION
                                                        --------------------------------
                                                                               NET ASSET
                                                        NUMBER OF  AGGREGATE     VALUE
INVESTMENT PORTFOLIO                                     SHARES       COST     PER SHARE
--------------------                                    ---------  ----------  ---------
Growth................................................  2,111,041  $5,632,953   $ 3.311
Investment Grade Income...............................  1,913,909   2,109,839     1.051
Money Market..........................................  4,380,247   4,380,247     1.000
Equity Index..........................................  1,710,352   5,289,909     4.060
Government Bond.......................................    926,530     977,733     1.011
Select Aggressive Growth..............................  2,520,981   5,687,227     3.411
Select Growth.........................................  2,800,063   5,997,548     3.049
Select Growth and Income..............................  2,778,883   4,537,282     1.933
Select Value Opportunity..............................  2,046,952   3,204,711     1.521
Select Income.........................................    387,612     393,821     0.953
Select International Equity...........................  3,350,450   4,844,494     2.031
Select Capital Appreciation...........................  1,769,452   2,866,642     2.053
Select Emerging Markets...............................    369,680     354,371     1.292
Select Strategic Growth...............................    677,421     673,032     1.126
Fidelity VIP High Income..............................    285,938   3,380,695    11.310
Fidelity VIP Equity-Income............................    357,278   7,967,422    25.710
Fidelity VIP Growth...................................    212,806   7,939,237    54.930
Fidelity VIP Overseas.................................     61,692   1,212,225    27.440
Fidelity VIP II Asset Manager.........................     80,250   1,323,529    18.670
T. Rowe Price International Stock.....................    138,478   2,062,653    19.040
DGPF International Equity.............................     93,896   1,494,572    18.630

NOTE 4 -- RELATED PARTY TRANSACTIONS

    On the date of issue and each monthly payment date thereafter, a monthly charge is deducted from the policy value to compensate the Company for the cost of insurance, which varies by policy, the cost of any additional benefits provided by rider, and a monthly administrative charge. The policyowner may instruct the Company to deduct this monthly charge from a specific Sub-Account, but if not so specified, it will be deducted on a pro-rata basis of allocation which is the same proportion that the policy value in the General Account of the Company and in each Sub-Account bear to the total policy value.

    The Company makes a charge of 0.90% per annum based on the average daily net assets of each Sub-Account at each valuation date for mortality and expense risks. The mortality and expense risk charge may be increased or decreased by the Board of Directors of the Company once each year, subject to compliance with applicable state and federal requirements, but the total charge may not exceed 0.90% per annum. During the first 15 policy years, the Company also charges each Sub-Account 0.25% per annum based on the average daily net assets of each Sub-Account for administrative expenses. These charges are deducted in the daily computation of unit values and paid to the Company on a daily basis.

                              INHEIRITAGE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 4 -- RELATED PARTY TRANSACTIONS (CONTINUED)

    Allmerica Investments, Inc., (Allmerica Investments), a wholly-owned subsidiary of the Company, is principal underwriter and general distributor of Inheiritage, and does not receive any compensation for sales of Inheiritage policies. Commissions are paid to registered representatives of Allmerica Investments and to certain independent broker-dealers by the Company. The current series of policies have a surrender charge and no deduction is made for sales charges at the time of the sale.

NOTE 5 -- DIVERSIFICATION REQUIREMENTS

    Under the provisions of Section 817(h) of the Code, a variable life insurance policy, other than a policy issued in connection with certain types of employee benefit plans, will not be treated as a variable life insurance policy for federal income tax purposes for any period for which the investments of the segregated asset account on which the policy is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of The Treasury.

    The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that Inheiritage satisfies the current requirements of the regulations, and it intends that Inheiritage will continue to meet such requirements.

NOTE 6 -- PURCHASES AND SALES OF SECURITIES

    Cost of purchases and proceeds from sales of shares of the Funds by Inheiritage during the year ended December 31, 1999 were as follows:

INVESTMENT PORTFOLIO                                           PURCHASES      SALES
--------------------                                          -----------  -----------
Growth......................................................  $ 2,208,013  $   443,542
Investment Grade Income.....................................      868,887      258,472
Money Market................................................    8,277,640    7,197,607
Equity Index................................................    2,754,145      638,862
Government Bond.............................................      599,096      155,242
Select Aggressive Growth....................................    1,719,513      911,561
Select Growth...............................................    3,051,778      680,877
Select Growth and Income....................................    2,193,178      191,419
Select Value Opportunity....................................    1,161,360      796,717
Select Income...............................................      179,944       46,833
Select International Equity.................................    1,512,605      658,231
Select Capital Appreciation.................................    1,132,306      825,518
Select Emerging Markets.....................................      502,405      249,300
Select Strategic Growth.....................................      730,650      158,967
Fidelity VIP High Income....................................    1,593,148      682,309
Fidelity VIP Equity-Income..................................    2,551,994      808,472
Fidelity VIP Growth.........................................    4,109,836    1,214,200
Fidelity VIP Overseas.......................................      553,715      215,997
Fidelity VIP II Asset Manager...............................      587,436      256,082
T. Rowe Price International Stock...........................    1,502,935    1,140,177
DGPF International Equity...................................      602,224      291,873
                                                              -----------  -----------
                                                              $38,392,808  $17,822,258
                                                              ===========  ===========

                              INHEIRITAGE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 -- PLAN OF SUBSTITUTION FOR PORTFOLIO OF THE TRUST

    An application has been filed with the Securities and Exchange Commission
(SEC) seeking an order approving the substitution of shares of the Select Investment Grade Income Fund (SIGIF) for all of the shares of the Select Income Fund (SIF). To the extent required by law, approvals of such substitution will also be obtained from the state insurance regulators in certain jurisdictions. The effect of the substitution will be to replace SIF shares with SIGIF shares. The substitution is planned to be effective on or about July 1, 2000.